As filed with the SEC on September 26, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of July 31, 2012 are attached.

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 77.0%
Air Freight & Logistics - 4.7%
TNT Express NV	577,786	$6,266
Beverages - 0.7%
Grupo Modelo SAB de CV	103,213	934
Biotechnology - 4.4%
Amylin Pharmaceuticals, Inc. ‡	192,472	5,926
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV - Class Y	3,767	135
Shaw Group, Inc. ‡	44,525	1,734
Diversified Financial Services - 2.3%
FX Alliance, Inc. ‡	13,230	292
Osaka Securities Exchange Co., Ltd.	462	2,735
Diversified Telecommunication Services - 0.6%
TELUS Corp. (Non-Voting Shares) - Class A	12,725	780
Electrical Equipment - 5.4%
Cooper Industries PLC - Class A Ǒ	99,987	7,187
Electronic Equipment & Instruments - 4.0%
Brightpoint, Inc. ‡	94,978	852
Elster Group SE ADR ‡	219,704	4,486
LeCroy Corp. ‡	2,019	29
Food Products - 5.6%
Viterra, Inc.	473,667	7,585
Health Care Equipment & Supplies - 5.3%
Gen-Probe, Inc. ‡ Ǒ	85,116	7,038
Health Care Providers & Services - 7.9%
AMERIGROUP Corp. ‡	38,766	3,484
Catamaran Corp. ‡	626	53
Express Scripts Holding Co. ‡	5,459	316
Lincare Holdings, Inc.	158,819	6,575
Rhoen Klinikum AG	7,855	169
Rhoen Klinikum AG - Class A Ә	6,018	130
Hotels, Restaurants & Leisure - 0.3%
KFC Holdings Malaysia Bhd	250,191	304
QSR Brands Bhd	56,969	118
Independent Power Producers & Energy Traders - 0.4%
GenOn Energy, Inc. ‡	221,748	528
IT Services - 0.3%
Logica PLC	226,113	371
Life Sciences Tools & Services - 0.7%
Illumina, Inc. ‡	1,850	77
Medtox Scientific, Inc. ‡	29,623	800
Machinery - 0.5%
Industrea, Ltd.	521,147	685
Media - 4.3%
Astral Media, Inc. - Class A	117,407	5,758
Metals & Mining - 4.4%
BC Iron, Ltd. ‡	46,457	125
Extorre Gold Mines, Ltd. ‡	205,177	853
Flinders Mines, Ltd. ‡	3,703,756	428
Sumitomo Metal Industries, Ltd.	1,590,050	2,361
Sundance Resources, Ltd. ‡	5,010,289	1,764
Yancoal Australia, Ltd. ‡	118,212	104
Yancoal Australia, Ltd. - Class CVR ‡	92,831	242
Multi-Utilities - 1.4%
CH Energy Group, Inc.	7,644	497
Hastings Diversified Utilities Fund	516,312	1,378
Oil, Gas & Consumable Fuels - 6.0%
CREDO Petroleum Corp. ‡	11,306	163
Kinder Morgan, Inc.	3,400	122
Nexen, Inc.	125,227	3,181
Progress Energy Resources Corp.	130,858	2,970
Sunoco, Inc.	28,327	1,365
Whitehaven Coal, Ltd.	87,628	338
Pharmaceuticals - 2.0%
Par Pharmaceutical Cos., Inc. ‡	52,647	2,630

	Shares	Value (000’s)
Road & Rail - 0.6%
RailAmerica, Inc. ‡	28,516	$782
Semiconductors & Semiconductor Equipment - 1.4%
LAM Research Corp. ‡	13,912	479
Standard Microsystems Corp. ‡	36,252	1,338
Software - 8.1%
Ariba, Inc. ‡ Ǒ	134,357	5,970
Quest Software, Inc. ‡	177,190	4,951
Specialty Retail - 4.1%
Collective Brands, Inc. ‡	211,210	4,545
PEP Boys-Manny Moe & Jack	98,895	897
Textiles, Apparel & Luxury Goods - 0.0% ¥
Billabong International, Ltd.	30,982	44
Trading Companies & Distributors - 0.2%
Interline Brands, Inc. ‡	9,713	247

Total Common Stocks (cost $104,539)		103,121

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.1%
Call Options - 0.0% ¥
Chicago Bridge & Iron Co.	$8	21
Call Strike $36.00
Expires 10/20/2012
Express Scripts, Inc.	3	11
Call Strike $55.00
Expires 08/18/2012
Put Options - 0.1%
Catamaran Corp.	1	2
Put Strike $85.00
Expires 08/18/2012
Express Scripts Holding Co.	2	♦
Put Strike $52.50
Expires 08/18/2012
Express Scripts Holding Co.	2	1
Put Strike $55.00
Expires 08/18/2012
NRG Energy, Inc.	4	1
Put Strike $18.00
Expires 08/18/2012
Shaw Group, Inc.	4	8
Put Strike $40.00
Expires 08/18/2012
Shaw Group, Inc.	2	4
Put Strike $38.00
Expires 10/20/2012
Shaw Group, Inc.	♦	♦
Put Strike $40.00
Expires 10/20/2012
Shaw Group, Inc.	1	3
Put Strike $39.00
Expires 10/20/2012
SPDR S&P 500 ETF Trust	4	9
Put Strike $133.00
Expires 09/22/2012
SPDR S&P 500 ETF Trust	5	13
Put Strike $134.00
Expires 09/22/2012
SPDR S&P 500 ETF Trust	6	16
Put Strike $135.00
Expires 09/22/2012

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
SPDR S&P 500 ETF Trust	$1	$2
Put Strike $132.00
Expires 09/22/2012
Sunoco, Inc.	2	1
Put Strike $46.00
Expires 08/18/2012
Sunoco, Inc.	4	2
Put Strike $47.00
Expires 08/18/2012

Total Purchased Options (cost $109)		94

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 10.6%
State Street Bank & Trust Co.
0.03% , dated 07/31/2012, to be repurchased at $14,261 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $14,546.	$14,261	14,261
Total Repurchase Agreement (cost $14,261)

Total Investment Securities (cost $118,909) P		117,476
Other Assets and Liabilities - Net		16,444

Net Assets		$133,920

	Shares	Value (000’s)
SECURITIES SOLD SHORT - (4.8%)
COMMON STOCKS - (4.8%)
Diversified Telecommunication Services - (0.5%)
TELUS Corp.	(10,102)	$(631)
Health Care Providers & Services - (0.0%) ¥
Lincare Holdings, Inc.	(200)	(8)
Independent Power Producers & Energy Traders - (0.3%)
NRG Energy, Inc.	(22,065)	(437)
Machinery - (1.7%)
Eaton Corp.	(52,469)	(2,300)
Metals & Mining - (1.9%)
Nippon Steel Corp.	(1,163,427)	(2,354)
Yamana Gold, Inc.	(9,582)	(142)
Oil, Gas & Consumable Fuels - (0.4%)
Energy Transfer Partners, LP	(12,794)	(586)

Total Securities Sold Short (proceeds $(7,179))		(6,458)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - (0.1%)
Call Options - (0.1%)
AMERIGROUP Corp.	$(12)	$(3)
Call Strike $90.00
Expires 08/18/2012

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Ariba, Inc.	$(3)	$ (♦)
Call Strike $45.00
Expires 11/17/2012
Ariba, Inc.	(2)	(♦)
Call Strike $45.00
Expires 08/18/2012
Catamaran Corp.	(1)	(1)
Call Strike $90.00
Expires 08/18/2012
Chicago Bridge & Iron Co.	(1)	(1)
Call Strike $36.00
Expires 08/18/2012
Chicago Bridge & Iron Co.	(♦)	(♦)
Call Strike $38.00
Expires 09/22/2012
Chicago Bridge & Iron Co.	(1)	(2)
Call Strike $37.00
Expires 09/22/2012
Chicago Bridge & Iron Co.	(1)	(3)
Call Strike $36.00
Expires 09/22/2012
Eaton Corp.	(1)	(1)
Call Strike $44.00
Expires 08/18/2012
Eaton Corp.	(3)	(16)
Call Strike $38.00
Expires 08/18/2012
Eaton Corp.	(3)	(6)
Call Strike $42.00
Expires 08/18/2012
Eaton Corp.	(2)	(2)
Call Strike $43.00
Expires 08/18/2012
Eaton Corp.	(♦)	(3)
Call Strike $37.00
Expires 08/18/2012
Eaton Corp.	(5)	(23)
Call Strike $39.00
Expires 08/18/2012
Eaton Corp.	(♦)	(♦)
Call Strike $45.00
Expires 08/18/2012
Eaton Corp.	(5)	(14)
Call Strike $41.00
Expires 08/18/2012
Eaton Corp.	(7)	(26)
Call Strike $40.00
Expires 08/18/2012
Express Scripts, Inc.	(4)	(2)
Call Strike $60.00
Expires 08/18/2012
Express Scripts, Inc.	(2)	(3)
Call Strike $57.50
Expires 08/18/2012
Illumina, Inc.	(♦)	(♦)
Call Strike $43.00
Expires 08/18/2012
Illumina, Inc.	(1)	(1)
Call Strike $42.00
Expires 08/18/2012

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Illumina, Inc.	$ (♦)	$(1)
Call Strike $40.00
Expires 09/22/2012
Kinder Morgan GP, Inc.	(2)	(3)
Call Strike $35.00
Expires 09/22/2012
Kinder Morgan GP, Inc.	(2)	(2)
Call Strike $35.00
Expires 08/18/2012
LAM Research Corp.	(2)	(♦)
Call Strike $37.00
Expires 08/18/2012
LAM Research Corp.	(2)	(2)
Call Strike $34.00
Expires 08/18/2012
LAM Research Corp.	(4)	(1)
Call Strike $36.00
Expires 08/18/2012
LAM Research Corp.	(5)	(3)
Call Strike $35.00
Expires 08/18/2012
Nexen, Inc.	(9)	(2)
Call Strike $26.00
Expires 09/22/2012
NRG Energy, Inc.	(5)	(6)
Call Strike $19.00
Expires 08/18/2012
NRG Energy, Inc.	(4)	(1)
Call Strike $21.00
Expires 08/18/2012
NRG Energy, Inc.	(3)	(1)
Call Strike $20.00
Expires 08/18/2012
Par Pharmaceutical Cos., Inc.	(6)	(1)
Call Strike $50.00
Expires 08/18/2012
Shaw Group, Inc.	(1)	(1)
Call Strike $42.00
Expires 09/22/2012
Shaw Group, Inc.	(♦)	(♦)
Call Strike $43.00
Expires 09/22/2012
Shaw Group, Inc.	(3)	(2)
Call Strike $41.00
Expires 08/18/2012
Shaw Group, Inc.	(♦)	(♦)
Call Strike $42.00
Expires 08/18/2012
Shaw Group, Inc.	(1)	(1)
Call Strike $41.00
Expires 09/22/2012
Shaw Group, Inc.	(3)	(3)
Call Strike $40.00
Expires 08/18/2012
Shaw Group, Inc.	(4)	(4)
Call Strike $42.00
Expires 10/20/2012
Sunoco, Inc.	(1)	(1)
Call Strike $49.00
Expires 08/18/2012

	Notional Amount (000’s)	Value (000’s)
Call Options (continued)
Sunoco, Inc.	$(1)	$ (♦)
Call Strike $50.00
Expires 08/18/2012
Sunoco, Inc.	(2)	(1)
Call Strike $48.00
Expires 08/18/2012
TELUS Corp.	CAD(2)	(2)
Call Strike $62.00
Expires 08/18/2012
Put Options - 0.0% ¥
AMERIGROUP Corp.	$ (♦)	(♦)
Put Strike $90.00
Expires 08/18/2012
Chicago Bridge & Iron Co.	(1)	(1)
Put Strike $33.00
Expires 09/22/2012
Chicago Bridge & Iron Co.	(2)	(2)
Put Strike $31.00
Expires 10/20/2012
Chicago Bridge & Iron Co.	(4)	(2)
Put Strike $28.00
Expires 10/20/2012
Chicago Bridge & Iron Co.	(2)	(1)
Put Strike $33.00
Expires 08/18/2012
Chicago Bridge & Iron Co.	(1)	(1)
Put Strike $34.00
Expires 09/22/2012
Chicago Bridge & Iron Co.	(1)	(♦)
Put Strike $32.00
Expires 08/18/2012
Chicago Bridge & Iron Co.	(1)	(1)
Put Strike $34.00
Expires 08/18/2012
Chicago Bridge & Iron Co.	(4)	(3)
Put Strike $30.00
Expires 10/20/2012
Chicago Bridge & Iron Co.	(4)	(3)
Put Strike $35.00
Expires 08/18/2012
Chicago Bridge & Iron Co.	(4)	(1)
Put Strike $27.00
Expires 10/20/2012
Nexen, Inc.	(9)	(7)
Put Strike $26.00
Expires 09/22/2012
Par Pharmaceutical Cos., Inc.	(6)	(1)
Put Strike $50.00
Expires 08/18/2012
Shaw Group, Inc.	(♦)	(♦)
Put Strike $38.00
Expires 08/18/2012
Shaw Group, Inc.	(1)	(2)
Put Strike $39.00
Expires 08/18/2012
SPDR S&P 500 ETF Trust	(2)	(1)
Put Strike $129.00
Expires 08/18/2012
SPDR S&P 500 ETF Trust	(2)	(1)
Put Strike $128.00
Expires 08/18/2012

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
SPDR S&P 500 ETF Trust	$(1)	$	(♦)
Put Strike $134.00
Expires 08/03/2012
SPDR S&P 500 ETF Trust	(1)		(♦)
Put Strike $133.00
Expires 08/03/2012
SPDR S&P 500 ETF Trust	(1)		(1)
Put Strike $137.00
Expires 08/03/2012
SPDR S&P 500 ETF Trust	(1)		(1)
Put Strike $136.00
Expires 08/03/2012
SPDR S&P 500 ETF Trust	(2)		(1)
Put Strike $135.00
Expires 08/03/2012
TELUS Corp.	CAD(2)		(1)
Put Strike $62.00
Expires 08/18/2012
TELUS Corp.	(2)		(♦)
Put Strike $60.00
Expires 08/18/2012

Total Written Options (premiums: $(124))			(176)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	GSC	(78)	09/14/2012	$(79)	$(3)
Australian Dollar	GSC	(49)	09/14/2012	(50)	(1)
Australian Dollar	GSC	(280)	09/14/2012	(287)	(6)
Australian Dollar	GSC	(50)	09/14/2012	(51)	(1)
Australian Dollar	GSC	(20)	09/14/2012	(20)	(1)
Australian Dollar	GSC	(109)	09/14/2012	(109)	(5)
Australian Dollar	GSC	(197)	09/14/2012	(196)	(10)
Australian Dollar	GSC	61	09/14/2012	64	(♦)
Australian Dollar	GSC	31	09/14/2012	32	1
Australian Dollar	GSC	110	09/14/2012	112	4
Australian Dollar	GSC	(75)	09/14/2012	(76)	(3)
Australian Dollar	GSC	(92)	09/14/2012	(93)	(3)
Australian Dollar	GSC	(50)	09/14/2012	(51)	(1)
Australian Dollar	GSC	(358)	09/14/2012	(373)	(2)
Australian Dollar	GSC	(310)	09/14/2012	(321)	(4)
Australian Dollar	GSC	(30)	09/14/2012	(31)	(1)
Australian Dollar	GSC	(12)	09/14/2012	(12)	(1)
Australian Dollar	GSC	(185)	09/14/2012	(192)	(2)
Australian Dollar	GSC	(250)	09/14/2012	(247)	(14)
Australian Dollar	GSC	(2,024)	09/14/2012	(1,988)	(130)
Australian Dollar	GSC	(165)	09/14/2012	(172)	(♦)
Australian Dollar	GSC	(44)	09/14/2012	(44)	(2)
Australian Dollar	GSC	44	09/14/2012	45	1
Australian Dollar	GSC	(30)	09/14/2012	(30)	(1)
Australian Dollar	GSC	(150)	09/14/2012	(150)	(7)
Australian Dollar	GSC	(570)	09/14/2012	(583)	(14)
Australian Dollar	GSC	(32)	09/14/2012	(33)	(♦)
Australian Dollar	GSC	(280)	09/14/2012	(278)	(15)
Australian Dollar	GSC	22	09/14/2012	22	1
Australian Dollar	GSC	143	09/14/2012	142	8
Australian Dollar	GSC	86	09/14/2012	85	5
Australian Dollar	GSC	30	09/14/2012	30	1
Australian Dollar	GSC	80	09/14/2012	80	4
Australian Dollar	GSC	32	09/14/2012	33	1

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Brazilian Real	GSC	(1,392)	09/14/2012	$(666)	$(8)
Brazilian Real	GSC	(40)	09/14/2012	(19)	(♦)
Brazilian Real	GSC	(140)	09/14/2012	(67)	(1)
Brazilian Real	GSC	(148)	09/14/2012	(70)	(1)
Brazilian Real	GSC	(150)	09/14/2012	(72)	(1)
Brazilian Real	GSC	(140)	09/14/2012	(69)	1
Brazilian Real	GSC	(275)	09/14/2012	(133)	♦
Brazilian Real	GSC	(145)	09/14/2012	(68)	(2)
Brazilian Real	GSC	(145)	09/14/2012	(68)	(2)
Brazilian Real	GSC	(140)	09/14/2012	(69)	1
Brazilian Real	GSC	(279)	09/14/2012	(135)	♦
Brazilian Real	GSC	(270)	09/14/2012	(131)	♦
Brazilian Real	GSC	(290)	09/14/2012	(141)	♦
Brazilian Real	GSC	(280)	09/14/2012	(136)	1
Brazilian Real	GSC	(278)	09/14/2012	(135)	♦
Brazilian Real	GSC	(147)	09/14/2012	(72)	1
Brazilian Real	GSC	(145)	09/14/2012	(72)	2
Brazilian Real	GSC	(36)	09/14/2012	(17)	(♦)
Brazilian Real	GSC	(54)	09/14/2012	(26)	(♦)
Brazilian Real	GSC	(140)	09/14/2012	(68)	♦
Brazilian Real	GSC	(280)	09/14/2012	(135)	(1)
Canadian Dollar	GSC	(140)	09/14/2012	(136)	(3)
Canadian Dollar	GSC	1,120	09/14/2012	1,092	23
Canadian Dollar	GSC	62	09/14/2012	61	1
Canadian Dollar	GSC	(16,302)	09/14/2012	(15,810)	(430)
Canadian Dollar	GSC	(80)	09/14/2012	(78)	(2)
Canadian Dollar	GSC	(135)	09/14/2012	(134)	(1)
Canadian Dollar	GSC	(3,500)	09/14/2012	(3,432)	(55)
Canadian Dollar	GSC	(360)	09/14/2012	(352)	(7)
Canadian Dollar	GSC	(100)	09/14/2012	(99)	(1)
Canadian Dollar	GSC	(50)	09/14/2012	(49)	(1)
Canadian Dollar	GSC	(314)	09/14/2012	(307)	(6)
Canadian Dollar	GSC	(190)	09/14/2012	(185)	(4)
Canadian Dollar	GSC	9	09/14/2012	9	(♦)
Canadian Dollar	GSC	(400)	09/14/2012	(392)	(7)
Canadian Dollar	GSC	(75)	09/14/2012	(74)	(1)
Canadian Dollar	GSC	(15)	09/14/2012	(15)	(♦)
Canadian Dollar	GSC	(25)	09/14/2012	(25)	(♦)
Canadian Dollar	GSC	(94)	09/14/2012	(93)	(1)
Canadian Dollar	GSC	(702)	09/14/2012	(687)	(12)
Canadian Dollar	GSC	(450)	09/14/2012	(441)	(7)
Canadian Dollar	GSC	(800)	09/14/2012	(796)	(1)
Canadian Dollar	GSC	40	09/14/2012	40	♦
Canadian Dollar	GSC	3,000	09/14/2012	2,989	(1)
Canadian Dollar	GSC	(65)	09/14/2012	(64)	(1)
Canadian Dollar	GSC	(498)	09/14/2012	(489)	(8)
Canadian Dollar	GSC	(844)	09/14/2012	(827)	(14)
Canadian Dollar	GSC	(114)	09/14/2012	(111)	(2)
Canadian Dollar	GSC	(27)	09/14/2012	(27)	(♦)
Canadian Dollar	GSC	(75)	09/14/2012	(74)	(1)
Canadian Dollar	GSC	(400)	09/14/2012	(389)	(9)
Canadian Dollar	GSC	(200)	09/14/2012	(194)	(5)
Canadian Dollar	GSC	2,670	09/14/2012	2,605	55
Canadian Dollar	GSC	14	09/14/2012	14	♦
Canadian Dollar	GSC	680	09/14/2012	660	17
Euro	GSC	(26)	09/14/2012	(32)	(♦)
Euro	GSC	245	09/14/2012	301	1
Euro	GSC	(4,602)	09/14/2012	(5,744)	78
Euro	GSC	(4)	09/14/2012	(5)	♦
Euro	GSC	(490)	09/14/2012	(621)	17
Euro	GSC	(4)	09/14/2012	(5)	(♦)
Euro	GSC	(6)	09/14/2012	(7)	(♦)
Euro	GSC	(30)	09/14/2012	(37)	(♦)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	GSC	(8)	09/14/2012	$(10)	$	♦
Euro	GSC	(29)	09/14/2012	(36)		♦
Euro	GSC	21	09/14/2012	26		♦
Euro	GSC	120	09/14/2012	146		2
Euro	GSC	(17)	09/14/2012	(21)		(♦)
Euro	GSC	(34)	09/14/2012	(42)		(♦)
Euro	GSC	(30)	09/14/2012	(37)		♦
Euro	GSC	(35)	09/14/2012	(44)		1
Euro	GSC	(33)	09/14/2012	(41)		(♦)
Euro	GSC	(187)	09/14/2012	(235)		5
Euro	GSC	(100)	09/14/2012	(126)		3
Euro	GSC	60	09/14/2012	74		(♦)
Euro	GSC	(64)	09/14/2012	(79)		(♦)
Euro	GSC	(20)	09/14/2012	(25)		1
Euro	GSC	(6)	09/14/2012	(8)		♦
Euro	GSC	(21)	09/14/2012	(25)		(1)
Euro	GSC	(84)	09/14/2012	(105)		2
Euro	GSC	(11)	09/14/2012	(14)		♦
Euro	GSC	37	09/14/2012	46		(1)
Euro	GSC	50	09/14/2012	61		♦
Euro	GSC	(27)	09/14/2012	(34)		1
Hong Kong Dollar	GSC	55,567	09/14/2012	7,167		(♦)
Hong Kong Dollar	GSC	(55,567)	09/14/2012	(7,164)		(3)
Japanese Yen	GSC	(1,500)	09/14/2012	(19)		(♦)
Japanese Yen	GSC	(1,200)	09/14/2012	(15)		(♦)
Japanese Yen	GSC	(210,958)	09/14/2012	(2,656)		(45)
Japanese Yen	GSC	570	09/14/2012	7		♦
Japanese Yen	GSC	1,200	09/14/2012	15		♦
Japanese Yen	GSC	(2,400)	09/14/2012	(30)		(♦)
Japanese Yen	GSC	(1,500)	09/14/2012	(19)		(♦)
Japanese Yen	GSC	1,660	09/14/2012	21		♦
Japanese Yen	GSC	(1,100)	09/14/2012	(14)		(♦)
Japanese Yen	GSC	(2,300)	09/14/2012	(29)		(1)
Japanese Yen	GSC	1,860	09/14/2012	24		♦
Japanese Yen	GSC	1,300	09/14/2012	17		♦
Japanese Yen	GSC	300	09/14/2012	4		♦
Japanese Yen	GSC	430	09/14/2012	6		♦
Japanese Yen	GSC	(3,240)	09/14/2012	(41)		(♦)
Japanese Yen	GSC	(800)	09/14/2012	(10)		(♦)
Japanese Yen	GSC	(830)	09/14/2012	(11)		(♦)
Japanese Yen	GSC	(4,300)	09/14/2012	(54)		(1)
Japanese Yen	GSC	(580)	09/14/2012	(7)		(♦)
Japanese Yen	GSC	1,860	09/14/2012	24		♦
Japanese Yen	GSC	(5,600)	09/14/2012	(71)		(1)
Japanese Yen	GSC	1,990	09/14/2012	25		♦
Japanese Yen	GSC	3,660	09/14/2012	46		1
Japanese Yen	GSC	3,000	09/14/2012	37		1
Japanese Yen	GSC	940	09/14/2012	12		♦
Japanese Yen	GSC	3,240	09/14/2012	41		♦
Malaysian Ringgit	GSC	(50)	09/14/2012	(16)		(♦)
Malaysian Ringgit	GSC	(50)	09/14/2012	(16)		(♦)
Malaysian Ringgit	GSC	(130)	09/14/2012	(41)		(1)
Malaysian Ringgit	GSC	(450)	09/14/2012	(142)		(2)
Malaysian Ringgit	GSC	(54)	09/14/2012	(17)		(♦)
Malaysian Ringgit	GSC	(13)	09/14/2012	(4)		(♦)
Malaysian Ringgit	GSC	(140)	09/14/2012	(44)		(♦)
Malaysian Ringgit	GSC	(10)	09/14/2012	(3)		(♦)
Malaysian Ringgit	GSC	(78)	09/14/2012	(24)		(1)
Malaysian Ringgit	GSC	(46)	09/14/2012	(14)		(♦)
Malaysian Ringgit	GSC	(41)	09/14/2012	(13)		(♦)
Malaysian Ringgit	GSC	(30)	09/14/2012	(9)		(♦)
Malaysian Ringgit	GSC	(53)	09/14/2012	(17)		(♦)
Malaysian Ringgit	GSC	(84)	09/14/2012	(26)		(1)
Malaysian Ringgit	GSC	(50)	09/14/2012	(16)		(♦)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Malaysian Ringgit	GSC	(40)	09/14/2012	$(13)	$	(♦)
Norwegian Krone	GSC	(2,343)	09/14/2012	(386)		(2)
Norwegian Krone	GSC	2,343	09/14/2012	392		(4)
Pound Sterling	GSC	23	09/14/2012	36		♦
Pound Sterling	GSC	53	09/14/2012	83		♦
Pound Sterling	GSC	21	09/14/2012	33		♦
Pound Sterling	GSC	(671)	09/14/2012	(1,042)		(10)
Pound Sterling	GSC	3	09/14/2012	5		(♦)

						$(656)

OVER THE COUNTER SWAP AGREEMENTS:  p

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (A)

Reference Entity	Floating Rate		Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (000’s)	Net Unrealized (Depreciation) (000’s)
TELUS Corp.	CAD-BA-CDOR	Ә	01/16/2013	UBS	$1,555	$(5)	$—	$(5)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (A)

Reference Entity	Floating Rate		Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Agis Group PLC	GBP-LIBOR-BBA	Ә	01/16/2013	UBS	$4,243	$5	$—	$5
Cable & Wireless Worldwide PLC	GBP-LIBOR-BBA	Ә	04/17/2013	UBS	114	♦	—	♦
Consolidated Media Holdings, Ltd.	AUD-1M-LIBOR-BBA	Ә	01/16/2013	UBS	607	4	—	4
Cove Energy PLC	GBP-LIBOR-BBA	Ә	01/16/2013	UBS	147	—	—	—
Flinders Mines, Ltd.	AUD-1M-LIBOR-BBA	Ә	01/16/2013	UBS	307	(14)	—	(14)
Gloucester Coal, Ltd.	AUD-1M-LIBOR-BBA	Ә	01/16/2013	UBS	2,439	—	—	—
Logica PLC	GBP-LIBOR-BBA	Ә	04/17/2013	UBS	267	—	—	—
Murchison Metals, Ltd.	AUD-1M-LIBOR-BBA	Ә	01/16/2013	UBS	546	6	—	6
Psion PLC	GBP-LIBOR-BBA	Ә	04/17/2013	UBS	141	♦	—	♦
Redecard SA	USD-1M-LIBOR-BBA	Ә	12/31/2013	UBS	2,267	(26)	—	(26)
Spotless Group, Ltd.	AUD-1M-LIBOR-BBA	Ә	01/16/2013	UBS	287	2	—	2
TELUS Corp.	CAD-BA-CDOR	Ә	01/16/2013	UBS	1,261	4	—	4
WSP Group PLC	GBP-LIBOR-BBA	Ә	04/17/2013	UBS	133	—	—	—
Yancoal Australia, Ltd.	AUD-1M-LIBOR-BBA	Ә	01/16/2013	UBS	698	29	—	29
Yancoal Australia, Ltd. - CVR	AUD-1M-LIBOR-BBA	Ә	01/16/2013	UBS	1,939	16	—	16

						$26	$—	$26

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
Counterparty	(000’s)	(000’s)	(000’s)
GSC	$(656)	$—	$(656)
UBS	21	10,197	10,218

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
Ǒ	A portion of these securities in the amount of $15,047 has been segregated as collateral with the broker for option and short position contracts.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $130, or 0.10% of the fund’s net assets, and total aggregate market value of fair valued derivatives is $21, or 0.02% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 07/31/2012.
p	Cash in the amount of $10,197 has been segregated as collateral with the broker for open swap contracts.
P	Aggregate cost for federal income tax purposes is $118,909. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,478 and $2,911, respectively. Net unrealized depreciation for tax purposes is $1,433.
♦	Amount is less than 1.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

ADR	American Depositary Receipt
BBA	British Bankers’ Association
CDOR	Canadian Dealer Offered Rate
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
SPDR	Standard & Poor’s Depositary Receipt
UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$85,559	$17,562	$—	$103,121
Purchased Options	94	—	—	94
Repurchase Agreement	—	14,261	—	14,261

Total	$85,653	$31,823	$—	$117,476

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$(4,104)	$(2,354)	$—	$(6,458)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Written Options	$—	$(176)	$—	$(176)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Arbitrage Strategy

(formerly, Transamerica Water Island Arbitrage Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Forward Foreign Currency Contracts - Appreciation	$—	$241	$—	$241
Forward Foreign Currency Contracts - Depreciation	—	(897)	—	(897)
Total Return Swap - Appreciation	—	66	—	66
Total Return Swap - Depreciation	—	(45)	—	(45)

Total	$—	$(635)	$—	$(635)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.1% p
Fixed Income - 52.7%
Transamerica Core Bond	20,193,876	$219,305
Transamerica Developing Markets Debt	1,160,419	13,298
Transamerica Emerging Markets Debt	576,770	6,344
Transamerica Flexible Income	1,871,141	17,196
Transamerica High Yield Bond	3,109,292	29,476
Transamerica International Bond	1,094,069	11,280
Transamerica Money Market	5,284,622	5,285
Transamerica Short-Term Bond	9,103,924	93,042
Transamerica Total Return	20,444,522	221,210
Global/International Equity - 4.3%
Transamerica Developing Markets Equity	543,266	6,068
Transamerica Emerging Markets Equity ‡	79,287	727
Transamerica International	793,770	6,764
Transamerica International Equity	163,087	2,216
Transamerica International Equity Opportunities	790,692	5,503
Transamerica International Small Cap	638,060	4,683
Transamerica Value	846,943	18,108
Transamerica International Value Opportunities	726,740	6,141
Inflation-Protected Securities - 6.1%
Transamerica Real Return TIPS	6,187,096	71,647
Tactical and Specialty - 14.3%
Transamerica Arbitrage Strategy	2,030,535	20,671
Transamerica Bond	6,808,372	70,058
Transamerica Commodity Strategy	1,227,859	12,008
Transamerica Global Allocation	1,966,076	21,076
Transamerica Global Macro ‡	1,716,409	9,732
Transamerica Global Real Estate Securities	79,985	1,013
Transamerica Long/Short Strategy ‡	1,234,652	9,778
Transamerica Managed Futures Strategy	2,405,518	23,455

	Shares	Value (000’s)
U.S. Equity - 22.7%
Transamerica Capital Growth	1,212,621	$12,866
Transamerica Diversified Equity	3,375,685	45,707
Transamerica Growth	3,351,990	44,079
Transamerica Growth Opportunities	1,831,387	15,530
Transamerica Large Cap Growth ‡	316,886	3,067
Transamerica Large Cap Value	4,519,523	50,755
Transamerica Large Company	3,899,725	36,618
Transamerica Mid Cap Value	678,152	8,341
Transamerica Select Equity	3,351,961	36,704
Transamerica Small Cap Value ‡	466,274	4,453
Transamerica Small Company Growth ‡	665,156	8,181

Total Investment Companies (cost $1,078,400) P		1,172,385
Other Assets and Liabilities – Net		(1,022)

Net Assets		$1,171,363

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,078,400. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $100,261 and $6,276, respectively. Net unrealized appreciation for tax purposes is $93,985.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Investment Companies	$1,172,385	$—	$—	$1,172,385

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.1% p
Fixed Income - 0.0% ¥
Transamerica Money Market	60,258	$60
Global/International Equity - 16.0%
Transamerica Developing Markets Equity	4,275,601	47,758
Transamerica Emerging Markets	487,834	5,034
Transamerica Emerging Markets Equity ‡	598,107	5,485
Transamerica International	4,031,673	34,350
Transamerica International Equity	1,988,953	27,030
Transamerica International Equity Opportunities	1,286,104	8,951
Transamerica International Small Cap	2,311,848	16,969
Transamerica International Value	1,224,545	7,813
Transamerica International Value Opportunities	2,477,811	20,938
Transamerica Value	2,062,057	44,087
Tactical and Specialty - 8.6%
Transamerica Arbitrage Strategy	283,299	2,884
Transamerica Commodity Strategy	2,158,445	21,110
Transamerica Global Allocation	1,036,154	11,108
Transamerica Global Real Estate Securities	3,007,386	38,074
Transamerica Managed Futures Strategy	4,523,177	44,100

	Shares	Value (000’s)
U.S. Equity - 75.5%
Transamerica Capital Growth	6,507,803	$69,048
Transamerica Diversified Equity	11,264,060	152,515
Transamerica Growth	11,239,675	147,802
Transamerica Growth Opportunities	5,333,883	45,231
Transamerica Large Cap Growth ‡	1,068,639	10,344
Transamerica Large Cap Value	17,698,561	198,754
Transamerica Large Company	15,150,109	142,260
Transamerica Mid Cap Value	4,827,557	59,379
Transamerica Select Equity	13,361,510	146,309
Transamerica Small Cap Value ‡	3,243,059	30,971
Transamerica Small Company Growth ‡	2,228,759	27,414

Total Investment Securities (cost $1,182,067) P		1,365,778
Other Assets and Liabilities - Net		(1,855)

Net Assets		$1,363,923

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,182,067. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $192,843 and $9,132, respectively. Net unrealized appreciation for tax purposes is $183,711.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Investment Companies	$1,365,778	$—	$—	$1,365,778

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.2% p
Fixed Income - 20.1%
Transamerica Core Bond	18,566,636	$201,634
Transamerica Developing Markets Debt	1,208,296	13,847
Transamerica Emerging Markets Debt	672,476	7,397
Transamerica High Yield Bond	5,369,525	50,903
Transamerica International Bond	2,106,201	21,715
Transamerica Short-Term Bond	6,376	65
Transamerica Total Return	25,286,603	273,601
Global/International Equity - 10.5%
Transamerica Developing Markets Equity	4,420,822	49,381
Transamerica Emerging Markets	604,118	6,234
Transamerica Emerging Markets Equity ‡	685,276	6,284
Transamerica International	7,052,707	60,089
Transamerica International Equity	1,220,392	16,585
Transamerica International Equity Opportunities	2,065,319	14,375
Transamerica International Small Cap	3,413,502	25,055
Transamerica International Value	1,872,448	11,946
Transamerica International Value Opportunities	4,011,596	33,898
Transamerica Value	3,448,269	73,724
Inflation-Protected Securities - 3.0%
Transamerica Real Return TIPS	7,391,992	85,599

	Shares	Value (000’s)
Tactical and Specialty - 12.4%
Transamerica Arbitrage Strategy	2,847,887	$28,991
Transamerica Bond	5,429,194	55,866
Transamerica Commodity Strategy	5,524,551	54,030
Transamerica Global Allocation	6,325,058	67,806
Transamerica Global Real Estate Securities	4,283,294	54,226
Transamerica Managed Futures Strategy	9,204,048	89,740
U.S. Equity - 54.2%
Transamerica Capital Growth	8,242,388	87,452
Transamerica Diversified Equity	16,991,426	230,064
Transamerica Growth	16,571,624	217,917
Transamerica Growth Opportunities	9,980,673	84,636
Transamerica Large Cap Growth ‡	1,544,856	14,954
Transamerica Large Cap Value	27,170,990	305,131
Transamerica Large Company	23,540,128	221,042
Transamerica Mid Cap Value	7,497,600	92,220
Transamerica Select Equity	20,058,917	219,645
Transamerica Small Cap Value ‡	3,874,556	37,002
Transamerica Small Company Growth ‡	2,032,763	25,003

Total Investment Companies (cost $2,535,103) P		2,838,057
Other Assets and Liabilities - Net		(4,547)

Net Assets		$2,833,510

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $2,535,103. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $317,612 and $14,658, respectively. Net unrealized appreciation for tax purposes is $302,954.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Investment Companies	$2,838,057	$—	$—	$2,838,057

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.1% p
Fixed Income - 37.0%
Transamerica Core Bond	18,255,009	$198,249
Transamerica Developing Markets Debt	1,845,974	21,155
Transamerica Emerging Markets Debt	949,326	10,443
Transamerica Flexible Income	4,805,416	44,162
Transamerica High Yield Bond	3,822,735	36,240
Transamerica International Bond	2,617,779	26,989
Transamerica Money Market	3,990,897	3,991
Transamerica Short-Term Bond	14,175,961	144,878
Transamerica Total Return	27,019,237	292,348
Global/International Equity - 6.1%
Transamerica Developing Markets Equity	1,547,202	17,282
Transamerica Emerging Markets Equity ‡	241,354	2,213
Transamerica International	2,382,351	20,298
Transamerica International Equity	366,991	4,987
Transamerica International Equity Opportunities	2,093,274	14,569
Transamerica International Small Cap	1,763,870	12,947
Transamerica International Value	808,204	5,156
Transamerica International Value Opportunities	1,847,487	15,611
Transamerica Value	1,646,332	35,200
Inflation-Protected Securities - 3.8%
Transamerica Real Return TIPS	6,893,324	79,825

	Shares	Value (000’s)
Tactical and Specialty - 13.6%
Transamerica Arbitrage Strategy	3,539,875	$36,036
Transamerica Bond	8,973,624	92,338
Transamerica Commodity Strategy	3,152,562	30,832
Transamerica Global Allocation	3,861,105	41,391
Transamerica Global Macro ‡	2,327,537	13,197
Transamerica Global Real Estate Securities	1,186,805	15,025
Transamerica Long/Short Strategy ‡	1,785,446	14,141
Transamerica Managed Futures Strategy	4,450,843	43,396
U.S. Equity - 39.6%
Transamerica Capital Growth	3,859,247	40,947
Transamerica Diversified Equity	11,006,214	149,024
Transamerica Growth	10,568,792	138,980
Transamerica Growth Opportunities	5,262,436	44,625
Transamerica Large Cap Growth ‡	945,289	9,150
Transamerica Large Cap Value	13,877,060	155,839
Transamerica Large Company	11,561,170	108,559
Transamerica Mid Cap Value	3,377,422	41,542
Transamerica Select Equity	9,885,582	108,247
Transamerica Small Cap Value ‡	2,317,156	22,129
Transamerica Small Company Growth ‡	1,253,718	15,421

Total Investment Companies (cost $1,915,847) P		2,107,362
Other Assets and Liabilities - Net		(2,108)

Net Assets		$2,105,254

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,915,847. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $208,979 and $17,464, respectively. Net unrealized appreciation for tax purposes is $191,515.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	07/31/2012
Investment Companies	$2,107,362	$—	$—	$2,107,362

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT OBLIGATIONS - 7.2%
United States - 7.2%
U.S. Treasury Note
0.25%, 03/31/2014	$20,315	$20,325
0.88%, 01/31/2017	29,905	30,362

Total U.S. Government Obligations (cost $50,295)		50,687

U.S. GOVERNMENT AGENCY OBLIGATION - 5.6%
United States - 5.6%
Fannie Mae
3.50%, 06/01/2042	36,966	39,258
Total U.S. Government Agency Obligation (cost $38,810)

FOREIGN GOVERNMENT OBLIGATIONS - 13.8%
Australia - 1.7%
New South Wales Treasury Corp.
5.50%, 08/01/2013	AUD1,105	1,186
Queensland Treasury Corp.
7.13%, 09/18/2017 - 144A	NZD5,865	5,434
Queensland Treasury Corp.
5.75%, 11/21/2014	AUD4,600	5,085
Brazil - 1.8%
Brazilian Government International Bond
8.50%, 01/05/2024	BRL9,100	5,057
Republic of Brazil
10.25%, 01/10/2028	12,250	7,756
Canada - 7.0%
Canada Housing Trust No. 1
3.60%, 06/15/2013 - 144A	CAD19,980	20,349
Canadian Government Bond
4.25%, 06/01/2018	1,600	1,849
Province of Ontario Canada
2.95%, 02/05/2015	$15,610	16,513
4.20%, 03/08/2018 - 06/02/2020	CAD6,965	7,820
Province of Quebec Canada
6.75%, 11/09/2015	NZD2,825	2,502
Ireland - 0.3%
Ireland Government Bond
5.00%, 10/18/2020	EUR285	327
5.40%, 03/13/2025	2,060	2,365
Italy - 0.1%
Italy Buoni Poliennali del Tesoro
5.75%, 02/01/2033	560	625
Mexico - 2.0%
United Mexican States
8.00%, 12/07/2023	MXN150,800	13,956
New Zealand - 0.2%
New Zealand Government Bond
6.50%, 04/15/2013	NZD1,350	1,124
Philippines - 0.2%
Republic of The Philippines
4.95%, 01/15/2021	PHP50,000	1,291
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/2023 - Reg S	EUR910	684
Supranational - 0.4%
Asian Development Bank
2.50%, 03/15/2016 ^	$2,845	3,048

Total Foreign Government Obligations (cost $89,349)		96,971

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES - 5.6%
United States - 5.6%
American Home Mortgage Investment Trust
Series 2004-3, Class 3A
2.57%, 10/25/2034 *	$452	$333
Banc of America Funding Corp.
Series 2006-I, Class 1A1
2.63%, 12/20/2036 *	195	191
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2007-2, Class A4
5.80%, 04/10/2049 *	500	577
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-3, Class 2A
2.84%, 07/25/2034 *	232	204
Series 2004-10, Class 11A1
2.92%, 01/25/2035 *	79	67
Citicorp Mortgage Securities, Inc.
Series 2006-5, Class 1A2
6.00%, 10/25/2036	650	653
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-HYB4, Class 2A1
2.77%, 09/20/2034 *	573	491
Series 2005-11, Class 4A1
0.52%, 04/25/2035 *	845	561
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.68%, 06/15/2039 *	2,410	2,648
Series 2007-C4, Class A4
5.77%, 09/15/2039 *	1,200	1,318
Series 2007-C5, Class A4
5.70%, 09/15/2040 *	4,785	5,289
Series 2008-C1, Class A3
6.20%, 02/15/2041 *	1,540	1,748
CW Capital Cobalt, Ltd.
Series 2006-C1, Class AM
5.25%, 08/15/2048	950	946
Extended Stay America Trust
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	4,035	4,092
GMAC Mortgage Corp. Loan Trust
Series 2005-AR4, Class 3A1
3.31%, 07/19/2035 *	1,744	1,519
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049	3,100	3,495
GS Mortgage Securities Corp. II
Series 2007-GG10, Class AM
5.98%, 08/10/2045 *	3,110	2,843
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
2.85%, 12/25/2034 *	296	230
IndyMac Index Mortgage Loan Trust
Series 2005-16IP, Class A1
0.57%, 07/25/2045 *	336	240
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
3.01%, 07/25/2035 *	295	292
Series 2007-A1, Class 5A1
2.87%, 07/25/2035 *	927	895

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
United States (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class AM
5.86%, 09/12/2049 *	$1,900	$1,868
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	1,575	1,496
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.98%, 08/12/2045 - 144A *	2,900	3,050
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class AM
5.60%, 10/15/2048 *	2,200	2,241
WaMu Mortgage Pass-Through Certificates
Series 2006-AR17, Class 1A1A
0.96%, 12/25/2046 *	305	239
Series 2007-OA3, Class 2A1A
0.91%, 04/25/2047 *	587	446
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2
2.61%, 03/25/2035 *	863	820
Series 2005-AR4, Class 2A2
2.69%, 04/25/2035 *	549	515

Total Mortgage-Backed Securities (cost $33,684)		39,307

ASSET-BACKED SECURITIES - 0.6%
United States - 0.6%
Chesapeake Funding LLC
Series 2009-2A, Class B
2.00%, 09/15/2021 - 144A *	1,000	1,005
Series 2009-2A, Class C
2.00%, 09/15/2021 - 144A *	1,200	1,200
Countrywide Asset-Backed Certificates
Series 2004-13, Class AF5B
5.10%, 05/25/2035 *	625	522
Diamond Resorts Owner Trust
Series 2009-1, Class A
9.31%, 03/20/2026 - 144A	534	564
DSC Floorplan Master Owner Trust
Series 2011-1, Class B
8.11%, 03/15/2016 - 144A	850	862

Total Asset-Backed Securities (cost $3,739)		4,153

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
United States - 0.2%
Hercules, Inc.
6.50%, 06/30/2029	1,260	1,033
NGC Corp., Capital Trust I
8.32%, 06/01/2027 џ § ‡	200	30

Total Preferred Corporate Debt Securities (cost $1,269)		1,063

CORPORATE DEBT SECURITIES - 51.2%
Austria - 0.7%
OGX Austria GmbH
8.38%, 04/01/2022 - 144A	6,100	5,093
8.50%, 06/01/2018 - 144A ^	800	705
Canada - 0.6%
Bell Canada
6.10%, 03/16/2035 - 144A	CAD475	568

	Principal	Value
	(000’s)	(000’s)
Canada (continued)
Bombardier, Inc.
7.45%, 05/01/2034 - 144A	$800	$806
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A	2,325	2,029
Methanex Corp.
5.25%, 03/01/2022	350	369
Cayman Islands - 0.4%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A ^	1,067	1,158
Schahin II Finance Co. SPV, Ltd.
5.88%, 09/25/2022 - 144A ^	1,400	1,451
France - 0.0% ¥
Societe Generale SA
5.20%, 04/15/2021 - 144A ^	200	205
Isle of Man - 0.4%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/2022 ^	2,450	2,515
Korea, Republic of - 1.5%
Export-Import Bank of Korea
4.00%, 11/26/2015 - 144A	PHP386,300	9,342
Hyundai Capital Services, Inc.
3.50%, 09/13/2017 - 144A ^	$800	818
Luxembourg - 3.1%
ArcelorMittal
5.25%, 08/05/2020 ^	1,265	1,223
5.50%, 03/01/2021 ^	1,060	1,024
6.13%, 06/01/2018 ^	175	181
6.75%, 03/01/2041 ^	4,715	4,395
7.00%, 10/15/2039	6,975	6,712
Telecom Italia Capital SA
6.00%, 09/30/2034	7,120	5,696
6.38%, 11/15/2033	3,565	2,870
Mexico - 0.6%
America Movil SAB de CV
8.46%, 12/18/2036	MXN50,000	4,080
Netherlands - 1.8%
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017	$2,840	2,994
EDP Finance BV
4.90%, 10/01/2019 - 144A	300	250
6.00%, 02/02/2018 - 144A	200	181
Enel Finance International NV
5.13%, 10/07/2019 - 144A ^	800	787
6.00%, 10/07/2039 - 144A	10,790	8,926
Spain - 1.1%
Telefonica Emisiones SAU
7.05%, 06/20/2036	8,925	8,015
United Arab Emirates - 0.6%
DP World, Ltd.
6.85%, 07/02/2037 - 144A	4,110	4,357
United Kingdom - 0.7%
HBOS PLC
6.00%, 11/01/2033 - 144A	200	154
6.75%, 05/21/2018 - 144A	3,600	3,483
Lloyds TSB Bank PLC
6.50%, 03/24/2020	EUR1,300	1,510
United States - 39.7%
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	$3,050	1,739

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
United States (continued)
Alcatel-Lucent USA, Inc. (continued)
6.50%, 01/15/2028 ^	$1,275	$727
Ally Financial, Inc.
4.63%, 06/26/2015	7,195	7,424
American International Group, Inc.
6.25%, 03/15/2037	4,900	4,778
8.18%, 05/15/2058 * ^	5,210	5,938
American Tower Corp.
4.70%, 03/15/2022	3,330	3,477
Arch Coal, Inc.
7.25%, 06/15/2021 ^	2,215	1,916
Aviation Capital Group Corp.
6.75%, 04/06/2021 - 144A	1,055	1,058
Bank of America Corp. - Series K
8.00%, 01/30/2018 * Ž	215	232
Beazer Homes USA, Inc.
9.13%, 05/15/2019 ^	1,890	1,840
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A ^	2,765	2,827
Bruce Mansfield Unit
6.85%, 06/01/2034	2,599	2,771
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 06/01/2020 ^	350	389
CenturyLink, Inc.
7.20%, 12/01/2025	595	632
7.60%, 09/15/2039	4,435	4,553
Chesapeake Energy Corp.
6.63%, 08/15/2020 ^	75	75
6.88%, 08/15/2018	500	501
6.88%, 11/15/2020 ^	490	485
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019 ^	2,675	2,896
Citigroup, Inc.
6.00%, 10/31/2033	11,785	11,983
CommScope, Inc.
8.25%, 01/15/2019 - 144A	635	664
Continental Airlines Pass-Through Trust -
Series 2001-1, Class 01A1
6.70%, 06/15/2021	694	746
Continental Airlines Pass-Through Trust -
Series 2012-1, Class B
6.25%, 04/11/2020	300	306
CVS Pass-Through Trust
6.94%, 01/10/2030	1,190	1,451
DDR Corp.
7.88%, 09/01/2020	1,585	1,957
Delta Air Lines, Inc., Pass-Through Trust -
Series 2007-1, Class A
6.82%, 08/10/2022	2,202	2,376
Delta Air Lines, Inc., Pass-Through Trust -
Series 2007-1, Class B
8.02%, 08/10/2022	1,895	1,933
Dillard’s, Inc.
7.13%, 08/01/2018	990	1,057
Dynegy Holdings LLC
7.63%, 10/15/2026 џ	450	284
Energy Future Holdings Corp. - Series P
5.55%, 11/15/2014 ^	6,735	4,883

	Principal	Value
	(000’s)	(000’s)
United States (continued)
Energy Future Holdings Corp. - Series Q
6.50%, 11/15/2024 ^	$1,110	$552
Energy Future Holdings Corp. - Series R
6.55%, 11/15/2034	305	146
Energy Transfer Partners, LP
5.20%, 02/01/2022 ^	1,095	1,210
First Data Corp.
7.38%, 06/15/2019 - 144A	1,285	1,341
Ford Motor Co.
7.50%, 08/01/2026	115	133
Forethought Financial Group, Inc.
8.63%, 04/15/2021 - 144A	1,430	1,494
Frontier Communications Corp.
7.88%, 01/15/2027	2,160	1,939
General Electric Capital Corp. - Series A
5.50%, 02/01/2017	NZD230	194
7.13%, 06/15/2022 * Ž	$6,600	7,141
7.63%, 12/10/2014	NZD320	278
Goodyear Tire & Rubber Co.
7.00%, 05/15/2022 ^	$620	633
HCA, Inc.
7.05%, 12/01/2027	105	96
7.50%, 12/15/2023 - 11/06/2033	3,655	3,512
7.58%, 09/15/2025	1,020	982
7.69%, 06/15/2025	1,545	1,503
7.75%, 07/15/2036 ^	125	119
8.36%, 04/15/2024	190	194
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 - 144A	2,300	2,587
International Lease Finance Corp.
5.88%, 04/01/2019 ^	4,345	4,517
6.25%, 05/15/2019 ^	610	641
8.25%, 12/15/2020	710	832
8.63%, 01/15/2022 ^	3,555	4,277
JC Penney Corp., Inc.
6.38%, 10/15/2036	2,232	1,609
7.40%, 04/01/2037	1,355	1,069
7.63%, 03/01/2097 ^	430	320
Jefferies Group, Inc.
6.25%, 01/15/2036	3,210	3,114
6.45%, 06/08/2027	275	272
6.88%, 04/15/2021	1,385	1,427
KB Home
7.25%, 06/15/2018 ^	945	969
7.50%, 09/15/2022 ^	2,210	2,232
8.00%, 03/15/2020 ^	1,280	1,341
Level 3 Financing, Inc.
8.63%, 07/15/2020 ^	985	1,056
9.38%, 04/01/2019	100	110
Mackinaw Power LLC
6.30%, 10/31/2023 - 144A § Δ	1,338	1,405
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027	1,065	1,196
Masco Corp.
5.85%, 03/15/2017	2,440	2,574
6.50%, 08/15/2032 ^	895	868
7.13%, 03/15/2020	1,505	1,681
7.75%, 08/01/2029	360	373

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
United States (continued)
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 - 01/15/2040 - 144A	$2,200	$1,825
7.38%, 07/15/2039 - 144A	4,900	4,149
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016 - 06/01/2034	920	914
6.11%, 01/29/2037	8,010	8,071
MGM Resorts International
7.50%, 06/01/2016 ^	2,395	2,476
8.63%, 02/01/2019 - 144A ^	620	656
Midwest Generation LLC - Series B
8.56%, 01/02/2016 ^	450	433
Morgan Stanley
5.50%, 01/26/2020	700	700
5.50%, 07/24/2020 ^	3,760	3,774
5.75%, 01/25/2021	6,000	6,104
8.00%, 05/09/2017	AUD2,470	2,743
New Albertsons, Inc.
6.63%, 06/01/2028	$4,210	2,209
7.45%, 08/01/2029	1,305	754
7.75%, 06/15/2026	680	421
8.00%, 05/01/2031	905	517
NGPL PipeCo LLC
7.77%, 12/15/2037 - 144A ^	2,000	1,959
9.63%, 06/01/2019 - 144A ^	760	827
NLV Financial Corp.
7.50%, 08/15/2033 - 144A	190	196
Northwest Airlines Pass-Through Trust -
Series 2007-1, Class A
7.03%, 11/01/2019	6,035	6,473
Owens Corning, Inc.
7.00%, 12/01/2036	4,585	5,013
Parker Drilling Co.
9.13%, 04/01/2018	325	349
PulteGroup, Inc.
6.00%, 02/15/2035	305	255
6.38%, 05/15/2033	1,850	1,591
7.88%, 06/15/2032	3,500	3,500
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 ^	1,510	1,518
7.63%, 08/03/2021	1,000	1,069
Qwest Corp.
6.88%, 09/15/2033	2,770	2,791
7.20%, 11/10/2026 ^	895	906
7.25%, 10/15/2035	290	297
Ralcorp Holdings, Inc.
6.63%, 08/15/2039	3,060	3,276
Reliance Holdings USA, Inc.
5.40%, 02/14/2022 - 144A ^	500	522
Residential Capital LLC
9.63%, 05/15/2015 џ	930	893
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.25%, 02/15/2021	4,400	4,323
9.00%, 04/15/2019 ^	500	509
9.88%, 08/15/2019 - 144A ^	400	424

	Principal	Value
	(000’s)	(000’s)
United States (continued)
RR Donnelley & Sons Co.
6.13%, 01/15/2017 ^	$205	$202
7.25%, 05/15/2018 ^	2,550	2,525
7.63%, 06/15/2020 ^	60	59
8.25%, 03/15/2019 ^	360	363
SandRidge Energy, Inc.
8.13%, 10/15/2022 - 144A	1,370	1,425
SLM Corp.
5.00%, 06/15/2018	175	172
5.63%, 08/01/2033	3,904	3,406
7.25%, 01/25/2022 ^	6,665	7,138
8.45%, 06/15/2018	4,030	4,594
Southwestern Energy Co.
4.10%, 03/15/2022 - 144A ^	1,570	1,641
Springleaf Finance Corp.
5.40%, 12/01/2015	110	95
6.90%, 12/15/2017	7,760	6,324
Sprint Capital Corp.
6.88%, 11/15/2028	8,800	7,876
6.90%, 05/01/2019 ^	70	72
8.75%, 03/15/2032	660	657
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	1,090	1,273
Toys “R” Us, Inc.
7.38%, 10/15/2018 ^	3,880	3,453
U.S. Steel Corp.
6.65%, 06/01/2037	6,345	5,139
UAL Pass-Through Trust
Series 2007-1, Class A
6.64%, 07/02/2022	5,909	6,175
US Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, 10/01/2024 ^	1,835	1,908
Series 2012-1, Class B
8.00%, 10/01/2019 ^	1,640	1,673
USG Corp.
6.30%, 11/15/2016 ^	4,585	4,465
9.75%, 01/15/2018 ^	1,070	1,142
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 - 144A ^	1,670	1,691
7.25%, 07/15/2022 - 144A ^	1,395	1,440
Westvaco Corp.
7.95%, 02/15/2031	1,135	1,356
8.20%, 01/15/2030	2,985	3,595
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740	5,284
6.95%, 10/01/2027	130	142
7.38%, 03/15/2032	1,530	1,796

Total Corporate Debt Securities (cost $345,753)		359,250

CONVERTIBLE BONDS - 7.3%
United States - 7.3%
Chesapeake Energy Corp.
2.50%, 05/15/2037	745	652
2.75%, 11/15/2035	105	97
Ciena Corp.
0.88%, 06/15/2017 ^	4,510	3,845
3.75%, 10/15/2018 - 144A	4,125	4,625

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
United States (continued)
Ford Motor Co.
4.25%, 11/15/2016	$3,715	$5,011
Human Genome Sciences, Inc.
3.00%, 11/15/2018	2,800	3,447
Illumina, Inc.
0.25%, 03/15/2016 - 144A	265	241
Intel Corp.
2.95%, 12/15/2035	1,645	1,867
3.25%, 08/01/2039	5,700	7,530
Jefferies Group, Inc.
3.88%, 11/01/2029	3,190	2,931
LAM Research Corp.
1.25%, 05/15/2018 ^	655	638
Lennar Corp.
2.00%, 12/01/2020 - 144A	65	79
2.75%, 12/15/2020 - 144A	75	111
Level 3 Communications, Inc.
7.00%, 03/15/2015 - 144A § Δ	2,110	2,376
Liberty Interactive LLC
3.50%, 01/15/2031	93	41
Micron Technology, Inc.
1.88%, 08/01/2031 - 144A ^	2,465	2,209
2.38%, 05/01/2032 - 144A	1,590	1,507
Old Republic International Corp.
3.75%, 03/15/2018 ^	1,790	1,694
Peabody Energy Corp.
4.75%, 12/15/2041 ^	2,079	1,629
Ryland Group, Inc.
1.63%, 05/15/2018	1,715	1,840
Steel Dynamics, Inc.
5.13%, 06/15/2014	355	383
Trinity Industries, Inc.
3.88%, 06/01/2036 ^	3,050	3,092
Vertex Pharmaceuticals, Inc.
3.35%, 10/01/2015	4,530	5,452

Total Convertible Bonds (cost $44,273)		51,297

		Value
	Shares	(000’s)
CONVERTIBLE PREFERRED STOCKS - 2.3%
United States - 2.3%
AES Trust III, 6.75% ^	10,950	549
Bank of America Corp., 7.25%	960	976
El Paso Energy Capital Trust I, 4.75%	6,300	342
General Motors Co., 4.75% ^	229,000	7,665
Goodyear Tire & Rubber Co., 5.88%	28,250	1,202
Health Care REIT, Inc., 6.50%	19,300	1,093
Lucent Technologies Capital Trust I, 7.75%	4,900	2,695
United Rentals Trust I, 6.50%	3,243	153
Wells Fargo & Co., 7.50%	1,340	1,550

Total Convertible Preferred Stocks (cost $21,548)		16,225

		Value
	Shares	(000’s)
PREFERRED STOCKS - 1.6%
United States - 1.6%
Ally Financial, Inc., 7.00% - 144A	5,495	$4,938
Ally Financial, Inc., 8.50% *	93,825	2,181
Countrywide Capital IV, 6.75% ^	88,375	2,206
SLM Corp., 6.00% ^	78,825	1,915

Total Preferred Stocks (cost $9,156)		11,240

COMMON STOCKS - 0.8%
United States - 0.8%
Ford Motor Co. ^	7,110	66
KB Home ^	181,675	1,679
National Fuel Gas Co. ^	69,815	3,416
Owens-Illinois, Inc. ‡^	10,796	199

Total Common Stocks (cost $5,177)		5,360

SECURITIES LENDING COLLATERAL - 13.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	92,665,874	92,666
Total Securities Lending Collateral (cost $92,666)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $19,612 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $20,006.	$19,612	19,612
Total Repurchase Agreement (cost $19,612)

Total Investment Securities (cost $755,331) P		787,089
Other Assets and Liabilities - Net		(85,774)

Net Assets		$701,315

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Foreign Government Obligation	12.3%	$96,971
U.S. Government Obligation	6.4	50,687
Diversified Telecommunication Services	5.5	43,001
Diversified Financial Services	5.2	40,516
Mortgage-Backed Security	5.0	39,307
U.S. Government Agency Obligation	5.0	39,258
Consumer Finance	4.9	38,187
Airlines	2.7	21,590
Metals & Mining	2.7	21,571
Capital Markets	2.7	21,065
Oil, Gas & Consumable Fuels	2.7	20,909
Commercial Banks	2.4	19,238
Electric Utilities	2.2	17,343
Building Products	2.1	16,116
Household Durables	2.0	15,436
Insurance	1.8	14,100
Semiconductors & Semiconductor Equipment	1.7	13,752
Real Estate Investment Trusts	1.7	13,749
Automobiles	1.6	12,874
Communications Equipment	1.5	11,600
Health Care Providers & Services	1.2	9,302
Biotechnology	1.1	8,900
Commercial Services & Supplies	1.1	8,460
Aerospace & Defense	0.9	6,780
Wireless Telecommunication Services	0.7	5,353
Food & Staples Retailing	0.7	5,352
Household Products	0.7	5,256
Multiline Retail	0.7	5,251
Paper & Forest Products	0.6	4,951
Transportation Infrastructure	0.6	4,357
Energy Equipment & Services	0.5	4,293
Chemicals	0.5	4,230
Asset-Backed Security	0.5	4,153
Independent Power Producers & Energy Traders	0.5	3,604
Specialty Retail	0.4	3,453
Gas Utilities	0.4	3,417
Food Products	0.4	3,276
Hotels, Restaurants & Leisure	0.4	3,132
Pharmaceuticals	0.4	3,131
Machinery	0.4	3,092
Electronic Equipment & Instruments	0.3	2,695
Auto Components	0.2	1,835
Software	0.2	1,341
Road & Rail	0.1	1,058
Media	0.1	429
Life Sciences Tools & Services	0.0	¥241
Containers & Packaging	0.0	¥199

Investment Securities, at Value	85.7	674,811
Short-Term Investments	14.3	112,278

Total Investments	100.0%	$787,089

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $90,740.
*	Floating or variable rate note. Rate is listed as of 07/31/2012.
џ	In default.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $3,811, or 0.54%, of the fund’s net assets.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $755,331. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $48,541 and $16,783, respectively. Net unrealized appreciation for tax purposes is $31,758.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Bond

(formerly, Transamerica Loomis Sayles Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued) (all amounts in thousands):

Δ	Restricted. At 07/31/2012, the fund owned the respective securities which were restricted to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	$1,338	$1,405	0.20%
Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,088	2,376	0.34

			$3,426	$3,781	0.54%

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $122,359, or 17.45% of the fund’s net assets.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Asset-Backed Securities	$—	$4,153	$—	$4,153
Common Stocks	5,360	—	—	5,360
Convertible Bonds	—	51,297	—	51,297
Convertible Preferred Stocks	16,225	—	—	16,225
Corporate Debt Securities	—	359,250	—	359,250
Foreign Government Obligations	—	96,971	—	96,971
Mortgage-Backed Securities	—	39,307	—	39,307
Preferred Corporate Debt Securities	—	1,063	—	1,063
Preferred Stocks	11,240	—	—	11,240
Repurchase Agreement	—	19,612	—	19,612
Securities Lending Collateral	92,666	—	—	92,666
U.S. Government Agency Obligation	—	39,258	—	39,258
U.S. Government Obligations	—	50,687	—	50,687

Total	$125,491	$661,598	$—	$787,089

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

SCHEDULE OF INVESTMENTS

At July, 31 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK - 0.5%
Automobiles - 0.5%
Better Place, Series C ‡ Ә § Δ	1,099,962	$3,641
Total Preferred Stock (cost $4,994)

COMMON STOCKS - 99.5%
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	293,838	10,452
Beverages - 3.5%
Anheuser-Busch InBev NV ADR	165,048	13,075
PepsiCo, Inc.	164,053	11,932
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	23,082	2,329
Chemicals - 3.0%
Monsanto Co.	257,504	22,047
Commercial Services & Supplies - 3.4%
Edenred	933,508	24,660
Communications Equipment - 3.8%
Motorola Solutions, Inc.	509,980	24,653
Research In Motion, Ltd. ‡ ^	352,904	2,523
Computers & Peripherals - 9.6%
Apple, Inc. ‡	113,564	69,360
Distributors - 1.8%
Li & Fung, Ltd. ^	6,740,000	13,298
Diversified Financial Services - 5.2%
Bank of America Corp.	351,574	2,581
BM&FBovespa SA	2,081,074	11,678
Citigroup, Inc.	86,821	2,355
CME Group, Inc. - Class A	207,495	10,813
MSCI, Inc. - Class A ‡	316,851	10,504
Electrical Equipment - 2.0%
First Solar, Inc. ‡^	245,869	3,821
Sensata Technologies Holding NV ‡^	365,508	10,494
Food Products - 3.5%
DE Master Blenders 1753 NV ‡^	1,268,619	14,702
Hillshire Brands Co.	61,046	1,563
Mead Johnson Nutrition Co. - Class A	127,752	9,321
Health Care Equipment & Supplies - 3.1%
Intuitive Surgical, Inc. ‡	47,204	22,729
Insurance - 2.2%
American International Group, Inc. ‡	99,934	3,125
Progressive Corp. ^	635,745	12,550
Internet & Catalog Retail - 14.6%
Amazon.com, Inc. ‡	308,817	72,048
Groupon, Inc. - Class A ‡^	1,042,521	6,943
priceline.com, Inc. ‡ ^	38,549	25,509
Internet Software & Services - 17.6%
Baidu, Inc. ADR ‡	213,699	25,754
eBay, Inc. ‡	269,766	11,951
Facebook, Inc. - Class A ‡^	875,583	19,009
Facebook, Inc. - Class B ‡ Ә § Δ	764,836	15,496
Google, Inc. - Class A ‡	55,789	35,312
LinkedIn Corp. - Class A ‡	110,664	11,360
Yandex NV - Class A ‡	388,312	7,467
IT Services - 3.3%
Mastercard, Inc. - Class A	26,435	11,541
Visa, Inc. - Class A	96,080	12,401
Life Sciences Tools & Services - 2.5%
Illumina, Inc. ‡^	443,993	18,412
Media - 3.0%
McGraw-Hill Cos., Inc.	240,507	11,294
Naspers, Ltd. - Class N	195,039	10,603
Metals & Mining - 0.7%
Molycorp, Inc. ‡^	294,672	5,133
Oil, Gas & Consumable Fuels - 2.5%
Range Resources Corp.	136,018	8,515
Ultra Petroleum Corp. ‡^	401,481	9,539

	Shares	Value (000’s)
Pharmaceuticals - 1.4%
Valeant Pharmaceuticals International, Inc. ‡	213,241	$10,142
Professional Services - 3.3%
Intertek Group PLC	265,848	11,396
Verisk Analytics, Inc. - Class A ‡	245,450	12,333
Real Estate Management & Development - 3.8%
Brookfield Asset Management, Inc. - Class A ^	820,415	27,738
Software - 4.0%
Salesforce.com, Inc. ‡	132,143	16,434
VMware, Inc. - Class A ‡	105,522	9,577
Zynga, Inc. - Class A ‡^	964,143	2,844

Total Common Stocks (cost $ 715,388)		719,316

SECURITIES LENDING COLLATERAL - 12.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	88,828,686	88,829
Total Securities Lending Collateral (cost $88,829)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $412 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $420.	$412	412
Total Repurchase Agreement (cost $412)

Total Investment Securities (cost $809,623) P		812,198
Other Assets and Liabilities - Net		(89,339)

Net Assets		$722,859

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $19,137, or 2.65% of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $19,137, or 2.65%, of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $86,043.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $809,623. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $76,543 and $73,968, respectively. Net unrealized appreciation for tax purposes is $2,575.
Δ	Restricted. At 07/31/2012, the fund owned the respective securities which were restricted to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place, Series C	11/11/2011	$4,994	$3,641	0.50%
Common Stocks	Facebook, Inc. – Class B	03/06/2012	23,327	15,496	2.15

			$28,321	$19,137	2.65%

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$629,162	$74,658	$15,496	$719,316
Preferred Stock	—	—	3,641	3,641
Repurchase Agreement	—	412	—	412
Securities Lending Collateral	88,829	—	—	88,829

Total	$717,991	$75,070	$19,137	$812,198

Level 3 Rollforward - Investment Securities

Security	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation / (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2012₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 07/31/2012ƒ
Common Stock	$—	$23,327	$—	$—	$—	$(7,831)	$—	$—	$15,496	$(7,831)
Preferred Stock	—	4,994	—	—	—	(1,353)	—	—	3,641	(1,353)

Total	$—	$28,321	$—	$—	$—	$(9,184)	$—	$—	$19,137	$(9,184)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is 2.65% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table on the following page.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Capital Growth

(formerly, Transamerica Morgan Stanley Capital Growth)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 07/31/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stock	$15,496	Discount for illiquidity	Illiquidity discount amortized over the lockup period	5.0% -5.0%	5.0%
			Weighted Average Cost of Capital	22.5% - 27.5%	24.2%
		Discounted Cash Flow
Preferred Stock	$3,641		Perpetual Growth Rate	2.5% - 3.5%	3.0%
			Enterprise Value / Revenue	2.6x - 3.4x	3.1	x
		Market Comparable
		Companies
			Discount for Lack of Marketability	15.0% - 15.0%	15.0%

The significant unobservable inputs used in the fair value measurement of common stock and preferred stock are illiquidity discount, weighted average cost of capital, perpetual growth rate, enterprise value / revenue, and discount for lack of marketability. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the illiquidity discount, weighted average cost of capital, perpetual growth rate, enterprise value / revenue, and discount for lack of marketability.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Commodity Strategy

(formerly, Transamerica Goldman Sachs Commodity Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 48.1%
U.S. Treasury Bill
0.04%, 08/23/2012 ^	$15,000	$14,999
0.12%, 01/10/2013 	19,000	18,989
0.13%, 02/07/2013 ^	20,000	19,984
0.14%, 03/07/2013  ^	20,000	19,980

Total Short-Term U.S. Government Obligations (cost $73,952)		73,952

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 24.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	38,024,580	38,025
Total Securities Lending Collateral (cost $38,025)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 42.3%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $64,911 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/01/2025 - 08/01/2026, and with a total value of $66,212.	$64,911	$64,911
Total Repurchase Agreement (cost $64,911)

Total Investment Securities (cost $176,888) P		176,888
Other Assets and Liabilities - Net		(23,291)

Net Assets		$153,597

OVER THE COUNTER SWAP AGREEMENTS: ß

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (A)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)		Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Dow Jones-UBS Commodity Index §	0.14%	12/17/2012	MLP	$34,141	$	♦	$—	$	♦
Dow Jones-UBS Commodity Index §	0.14	12/17/2012	MLP	34,278		♦	—		♦
Dow Jones-UBS Commodity Index 3 Month Forward §	0.25	06/13/2013	UBS	30,786		(♦)	—		(♦)
Dow Jones-UBS Commodity Index Excess Return §	0.14	06/13/2013	UBS	38,329		♦	—		♦
Dow Jones-UBS Commodity Index Excess Return §	0.14	06/13/2013	UBS	16,055		♦	—		♦

					$	♦	$—	$	♦

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)		Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
MLP	$	♦	$6,870	$6,870
UBS		♦	5,656	5,656

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Commodity Strategy

(formerly, Transamerica Goldman Sachs Commodity Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $176,888.
ß	Cash, in the amount of $12,526, has been segregated by the custodian for the benefit of the broker for open swap contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

§	Illiquid. These securities aggregated to less than $1, or less than 0.01% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $37,250.
♦	Amount is less than 1.

DEFINITIONS:

MLP	Merrill Lynch & Co., Inc.
OTC	Over the Counter
UBS	UBS Warburg LLC

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Repurchase Agreement	$—	$64,911	$—	$64,911
Securities Lending Collateral	38,025	—	—	38,025
Short-Term U.S. Government Obligations	—	73,952	—	73,952

Total	$38,025	$138,863	$—	$176,888

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Total Return Swap - Appreciation	$—	$	♦	$—	$	♦
Total Return Swap - Depreciation	—		(♦)	—		(♦)

Total	$—	$	♦	$—	$	♦

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT OBLIGATIONS - 16.8%
U.S. Treasury Bond
4.50%, 02/15/2036	$9,450	$13,071
4.75%, 02/15/2037	1,850	2,658
5.38%, 02/15/2031 ^	3,500	5,206
5.50%, 08/15/2028	800	1,173
6.00%, 02/15/2026	200	298
6.13%, 11/15/2027 - 08/15/2029	1,600	2,505
6.25%, 05/15/2030	1,200	1,931
6.38%, 08/15/2027	50	78
6.50%, 11/15/2026 ^	600	941
6.63%, 02/15/2027	150	238
6.75%, 08/15/2026 ^	250	399
7.50%, 11/15/2016	8,250	10,697
8.50%, 02/15/2020	50	77
8.75%, 05/15/2020	1,240	1,953
11.25%, 02/15/2015 ^	12,700	16,221
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,676	3,836
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,041	1,094
0.50%, 04/15/2015	5,303	5,548
0.63%, 04/15/2013	1,087	1,093
1.13%, 01/15/2021	2,101	2,454
1.25%, 04/15/2014 ^	3,041	3,156
U.S. Treasury Note
0.38%, 08/31/2012 - 10/31/2012	4,000	4,001
1.38%, 01/15/2013	3,100	3,117
1.50%, 08/31/2018	3,500	3,641
1.88%, 04/30/2014	2,000	2,057
2.00%, 04/30/2016	3,000	3,178
2.13%, 05/31/2015	3,000	3,156
2.13%, 12/31/2015 ^	4,535	4,807
2.38%, 02/28/2015	300	316
2.50%, 03/31/2015	2,000	2,119
2.63%, 04/30/2016 - 08/15/2020	15,315	16,758
2.75%, 05/31/2017	5,580	6,155
2.88%, 03/31/2018	1,425	1,594
3.00%, 09/30/2016	1,000	1,104
3.13%, 09/30/2013 - 04/30/2017	18,700	20,604
3.25%, 12/31/2016 ^	5,450	6,099
3.25%, 03/31/2017	2,300	2,585
3.50%, 05/15/2020	2,000	2,358
3.88%, 02/15/2013 ^	2,000	2,040
4.00%, 11/15/2012 - 02/15/2015	11,000	11,538
4.13%, 05/15/2015	3,100	3,429
4.25%, 11/15/2017	8,250	9,787
4.50%, 02/15/2016 - 05/15/2017	8,180	9,611
4.75%, 08/15/2017 ^	1,630	1,964
U.S. Treasury STRIPS 
0.23%, 02/15/2014	2,100	2,093
0.25%, 05/15/2014	3,400	3,386
0.26%, 08/15/2014 ^	4,000	3,981
0.30%, 02/15/2015 ^	5,100	5,064
0.49%, 05/15/2016 ^	200	197
0.58%, 11/15/2016 ^	1,150	1,123
0.63%, 02/15/2017 ^	3,960	3,854
0.73%, 08/15/2017 ^	300	290

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued) 
0.78%, 11/15/2017 ^	$3,625	$3,488
0.83%, 02/15/2018 ^	2,500	2,394
0.91%, 08/15/2018	550	522
1.06%, 05/15/2019	3,090	2,885
1.10%, 08/15/2019	2,550	2,367
1.21%, 02/15/2020 ^	2,000	1,832
1.26%, 05/15/2020 ^	64,423	58,640
1.30%, 08/15/2020 ^	29,550	26,720
1.35%, 11/15/2020 ^	2,745	2,463
1.42%, 02/15/2021	2,455	2,182
1.48%, 05/15/2021	8,300	7,315
1.52%, 08/15/2021 ^	9,900	8,658
1.60%, 02/15/2022	400	344
1.83%, 05/15/2023 ^	1,000	824
1.95%, 02/15/2024	75	60
1.99%, 05/15/2024	300	239
2.02%, 08/15/2024	975	768
2.06%, 11/15/2024	1,600	1,248
2.10%, 02/15/2025	1,150	888
2.14%, 05/15/2025	700	535
2.23%, 02/15/2026 ^	500	372
2.26%, 05/15/2026	600	443
2.28%, 08/15/2026	1,900	1,388
2.33%, 02/15/2027	4,900	3,513
2.35%, 05/15/2027	850	604
2.38%, 08/15/2027	100	70
2.40%, 11/15/2027	1,350	942
2.41%, 02/15/2028	1,250	865
2.42%, 05/15/2028	100	69
2.43%, 08/15/2028 ^	1,000	681
2.45%, 11/15/2028 ^	2,000	1,351
2.46%, 02/15/2029 ^	2,950	1,978
2.47%, 05/15/2029 ^	100	67
2.48%, 08/15/2029 ^	3,800	2,507
2.49%, 11/15/2029	1,500	982
2.50%, 02/15/2030 - 05/15/2030 ^	6,175	4,003
2.52%, 08/15/2030	950	608
2.53%, 11/15/2030	900	571
2.55%, 05/15/2031 ^	650	405
2.57%, 11/15/2031 ^	100	61
2.58%, 02/15/2032 ^	650	395
2.59%, 05/15/2032 ^	2,000	1,205
2.60%, 11/15/2032 ^	3,350	1,987
2.63%, 05/15/2033 ^	4,350	2,536
2.63%, 08/15/2033	5,000	2,893
2.64%, 11/15/2033 ^	600	344
2.65%, 02/15/2034	500	284
2.66%, 05/15/2034 - 08/15/2034 ^	800	450
2.68%, 02/15/2035	900	495
2.70%, 05/15/2036 ^	100	53

Total U.S. Government Obligations (cost $339,593)		373,127

U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.4%
Fannie Mae
0.45%, 10/27/2037 *	1,600	1,591
0.47%, 02/25/2036 - 03/25/2045 *	576	573

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
0.49%, 10/25/2046 *	$561	$560
0.50%, 06/27/2036 - 09/25/2036 *	3,954	3,930
0.51%, 11/25/2046 *	4,142	4,134
0.54%, 07/25/2036 *	547	549
0.55%, 03/25/2036 *	423	424
0.57%, 03/25/2037 *	4,276	4,273
0.60%, 08/25/2036 *	854	855
0.65%, 06/25/2037 - 05/25/2042 *	957	956
0.70%, 07/25/2034 *	148	148
0.80%, 08/01/2022 - 08/25/2042 *	4,798	4,814
0.85%, 04/25/2040 *	2,211	2,227
0.98%, 01/01/2019 *	1,092	1,105
1.23%, 07/05/2014 	4,000	3,940
1.38%, 06/01/2017 	800	762
1.99%, 01/01/2017	1,500	1,501
2.03%, 08/01/2019	2,200	2,241
2.19%, 09/01/2036 *	121	128
2.22%, 02/01/2037 *	244	258
2.26%, 02/01/2037 *	119	127
2.38%, 09/01/2036 *	347	370
2.42%, 10/01/2036 *	216	231
2.57%, 09/01/2036 *	96	102
2.65%, 12/01/2036 *	227	244
2.80%, 12/01/2036 *	496	533
2.83%, 06/01/2036 - 04/01/2037 *	373	400
2.94%, 11/01/2036 *	123	131
2.97%, 11/01/2018	1,459	1,563
2.98%, 05/01/2036 *	439	470
3.00%, 01/25/2021	2,924	3,046
3.12%, 01/01/2022	2,000	2,142
3.23%, 11/01/2020	700	756
3.23%, 03/01/2036 *	1,198	1,278
3.27%, 11/01/2020	2,000	2,164
3.31%, 03/01/2036 - 07/01/2037 *	616	659
3.38%, 01/01/2018	4,000	4,363
3.43%, 11/01/2020	4,800	5,243
3.50%, 12/25/2018 - 09/01/2020	4,948	5,277
3.52%, 01/01/2018 - 12/01/2020	11,627	12,788
3.54%, 01/01/2018	3,916	4,281
3.59%, 10/01/2021	2,000	2,206
3.63%, 01/01/2018	1,500	1,647
3.64%, 06/01/2018	6,000	6,609
3.68%, 11/01/2037 *	226	243
3.73%, 06/25/2021	3,500	3,913
3.74%, 06/01/2018	1,983	2,197
3.76%, 06/25/2021 - 07/25/2021	10,500	11,740
3.76%, 12/25/2039 *	913	977
3.77%, 01/01/2021 - 08/01/2021	6,500	7,241
3.80%, 03/01/2018	1,963	2,170
3.86%, 07/01/2021	1,972	2,207
3.87%, 08/01/2021	1,978	2,214
3.88%, 09/01/2021	3,164	3,558
3.89%, 07/01/2021	6,000	6,723
3.92%, 08/01/2021	2,300	2,581
3.95%, 07/01/2021	7,000	7,864
3.95%, 11/01/2036 *	414	442

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
3.97%, 06/01/2021 - 07/01/2021	$12,361	$13,892
3.98%, 08/01/2021	4,916	5,511
3.99%, 07/01/2021 - 07/01/2026	6,734	7,508
4.00%, 04/01/2020 - 08/25/2023	5,741	6,230
4.02%, 08/01/2021	3,936	4,436
4.03%, 06/01/2021	4,856	5,477
4.05%, 01/01/2021 - 08/01/2021	10,021	11,314
4.05%, 11/01/2037 *	226	242
4.06%, 07/01/2021	6,000	6,778
4.07%, 07/01/2020	1,800	1,989
4.13%, 08/01/2021	1,483	1,682
4.14%, 07/01/2037 *	205	220
4.16%, 03/01/2021	2,454	2,785
4.18%, 12/01/2019	4,820	5,439
4.22%, 07/01/2021	8,300	9,456
4.23%, 03/01/2020	4,782	5,412
4.24%, 06/01/2021	3,000	3,421
4.25%, 04/01/2021	2,500	2,859
4.26%, 07/01/2021	2,500	2,857
4.28%, 01/01/2020	1,447	1,640
4.30%, 01/01/2021	1,475	1,692
4.31%, 06/01/2021	9,858	11,292
4.31%, 07/01/2037 *	144	154
4.32%, 06/01/2021	2,469	2,830
4.34%, 06/01/2021	7,000	8,044
4.36%, 05/01/2021	2,000	2,357
4.37%, 04/01/2020	974	1,115
4.38%, 01/01/2021 - 04/01/2021	4,453	5,105
4.39%, 05/01/2021	1,000	1,148
4.40%, 02/01/2020	2,000	2,285
4.45%, 07/01/2026	1,483	1,700
4.48%, 06/01/2021	2,180	2,517
4.50%, 09/25/2018 - 10/25/2039	14,230	15,752
4.53%, 12/01/2019	2,145	2,463
4.54%, 01/01/2020	969	1,112
4.55%, 06/25/2043	263	286
4.65%, 03/01/2021	3,595	4,172
4.75%, 09/25/2018	765	822
4.77%, 08/01/2037 *	289	310
5.00%, 04/25/2016 - 09/25/2040	42,617	46,463
5.00%, 05/11/2017 ^	8,650	10,337
5.24%, 05/01/2017	5,988	6,790
5.38%, 06/12/2017 ^	10,000	12,187
5.50%, 01/01/2018 - 10/25/2040	74,053	83,397
5.53%, 05/01/2018	947	1,095
5.61%, 01/25/2032 *	236	258
5.75%, 08/25/2034	1,000	1,107
5.86%, 09/01/2037 *	222	242
5.88%, 04/01/2036 *	296	319
5.89%, 05/25/2051 *	1,523	1,663
5.94%, 06/25/2040 *	582	659
6.00%, 03/01/2019 - 12/25/2049	72,452	80,964
6.16%, 02/25/2040 *	746	851
6.19%, 08/01/2036 *	101	110
6.20%, 09/01/2037 *	18	19
6.25%, 09/25/2038	539	603

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
6.45%, 03/25/2040 *	$673	$775
6.50%, 05/25/2017 - 07/25/2042	19,942	22,724
6.75%, 04/25/2037	678	747
7.00%, 12/25/2033 - 02/25/2044	25,262	30,106
7.02%, 12/25/2042 *	243	286
7.50%, 05/17/2024 - 12/25/2045	3,307	3,938
8.00%, 02/25/2023 - 10/01/2031	2,267	2,736
8.50%, 11/25/2037 *	1,065	1,273
12.17%, 03/25/2040 *	1,134	1,350
15.71%, 01/25/2034 *	119	159
16.26%, 08/25/2035 - 10/25/2035 *	440	603
16.85%, 04/25/2040 *	398	628
17.20%, 09/25/2024 *	573	819
18.85%, 05/25/2034 *	408	614
19.45%, 05/25/2035 *	720	1,077
21.85%, 04/25/2037 *	471	717
23.66%, 11/25/2035 *	355	586
Fannie Mae, IO
0.64%, 10/25/2016 *	668	8
3.00%, 01/25/2021	3,523	240
4.00%, 10/25/2014	1,865	83
4.19%, 11/25/2040 *	4,255	413
4.43%, 01/25/2038 *	279	16
4.64%, 04/25/2041 *	3,126	225
4.75%, 07/25/2040 *	5,078	921
5.00%, 07/25/2039	543	68
5.50%, 10/25/2039	1,169	156
5.65%, 10/25/2039 *	839	106
5.75%, 02/25/2038 - 06/25/2039 *	7,778	998
5.93%, 12/25/2039 *	204	26
6.00%, 01/25/2040 *	2,674	350
6.10%, 12/25/2037 *	4,081	649
6.15%, 07/25/2037 - 05/25/2040 *	6,026	909
6.17%, 04/25/2040 *	1,392	211
6.20%, 10/25/2037 - 12/25/2037 *	1,734	251
6.37%, 07/25/2037 *	2,066	276
6.40%, 10/25/2026 - 03/25/2039 *	4,646	746
6.74%, 03/25/2038 *	956	166
6.85%, 02/25/2040 *	1,106	143
Fannie Mae, PO
10/25/2023 - 07/25/2040	15,333	14,611
Fannie Mae STRIPS
2.46%, 11/15/2021 	1,000	819
Fannie Mae STRIPS, PO
12/01/2024 - 08/01/2032	1,868	1,766
Federal Farm Credit Banks
5.13%, 11/15/2018	2,000	2,460
Financing Corp. STRIPS
1.75%, 09/26/2019 	500	445
Freddie Mac
0.50%, 08/15/2023 *	911	911
0.55%, 06/15/2024 - 03/15/2036 *	1,831	1,832
0.60%, 07/15/2034 *	1,367	1,370
0.64%, 07/15/2037 *	2,908	2,919
0.65%, 02/15/2033 *	1,535	1,533
0.80%, 07/15/2042 *	2,000	2,005
1.45%, 07/15/2039 *	653	657

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
2.30%, 04/01/2037 *	$46	$49
2.32%, 05/01/2037 *	219	234
2.42%, 12/01/2036 *	585	627
2.47%, 10/01/2036 - 12/01/2036 *	769	821
2.50%, 11/01/2036 *	250	267
2.76%, 05/01/2037 *	179	192
2.89%, 11/01/2036 *	57	61
3.11%, 05/01/2037 *	246	263
3.14%, 05/01/2038 *	138	148
3.16%, 04/01/2037 *	136	146
3.22%, 03/01/2037 *	325	348
3.29%, 05/01/2037 *	711	765
3.33%, 11/01/2036 *	798	849
3.40%, 03/01/2036 *	1,015	1,097
3.43%, 05/01/2036 *	200	215
3.50%, 06/15/2021 - 07/15/2042	6,997	7,500
3.98%, 12/01/2031 *	832	897
4.00%, 01/15/2018 - 12/15/2041	3,752	4,024
4.25%, 10/15/2030	201	202
4.47%, 10/25/2037 *	917	939
4.50%, 07/01/2014 - 05/01/2041	53,403	58,019
4.91%, 02/01/2036 *	2,234	2,401
5.00%, 10/01/2018 - 07/15/2041	32,073	35,647
5.01%, 01/01/2035 *	1,928	2,076
5.06%, 07/01/2036 *	1,623	1,748
5.13%, 11/17/2017 ^	19,930	24,298
5.23%, 05/25/2043	1,702	1,915
5.30%, 01/15/2033	1,521	1,684
5.50%, 08/23/2017 ^	4,900	6,034
5.50%, 02/01/2018 - 01/15/2039	31,245	34,411
5.50%, 05/15/2041 *	3,775	4,134
5.63%, 06/01/2037 *	255	276
5.69%, 10/15/2038 *	1,473	1,636
5.75%, 10/15/2035	1,058	1,125
5.81%, 09/01/2037 *	132	141
5.93%, 04/01/2037 *	54	59
6.00%, 05/01/2017 - 06/15/2038	28,549	31,802
6.01%, 10/01/2037 *	168	177
6.25%, 10/15/2023	871	906
6.42%, 02/01/2037 *	174	190
6.48%, 10/01/2037 *	248	274
6.50%, 08/15/2021 - 02/25/2043	12,177	13,798
6.50%, 09/25/2043 *	237	271
6.79%, 11/15/2021 *	1,097	1,185
7.00%, 12/15/2036 - 07/25/2043	2,904	3,417
7.16%, 11/15/2046 *	2,389	2,654
7.50%, 11/15/2036 - 09/25/2043	4,219	4,989
8.00%, 06/15/2035 *	345	358
8.50%, 09/01/2015	77	83
8.71%, 11/15/2033 *	274	306
8.78%, 10/15/2033 *	106	110
10.00%, 03/17/2026 - 10/01/2030	1,074	1,227
11.00%, 02/17/2021	380	402
14.39%, 06/15/2033 *	171	217
15.83%, 10/15/2033 *	43	45
15.96%, 10/15/2033 *	107	113

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
16.67%, 02/15/2040 *	$500	$801
16.83%, 02/15/2038 *	92	127
19.47%, 07/15/2035 *	118	174
20.28%, 08/15/2031 *	177	287
21.01%, 05/15/2035 *	138	212
23.63%, 06/15/2035 *	130	199
Freddie Mac, IO
3.50%, 09/15/2024	1,823	107
4.00%, 11/15/2029 - 10/15/2037	15,310	1,452
4.15%, 01/15/2040 *	3,189	161
4.50%, 12/15/2024 - 07/15/2037	6,679	657
5.00%, 04/15/2032 - 08/15/2040	7,274	1,060
5.50%, 07/15/2037	544	49
5.75%, 11/15/2037 - 10/15/2040 *	4,835	922
5.80%, 05/15/2038 *	2,515	294
5.85%, 05/15/2039 *	2,045	277
6.00%, 12/15/2039 *	2,448	377
6.09%, 12/15/2039 *	1,736	462
6.15%, 01/15/2037 *	1,122	179
6.20%, 11/15/2037 *	171	24
6.45%, 01/15/2019 *	652	25
6.55%, 09/15/2039 *	1,094	193
7.45%, 08/15/2036 *	3,865	560
Freddie Mac, PO
03/15/2019 - 01/15/2040	16,399	15,696
Freddie Mac Re-REMIC
6.00%, 05/15/2036	3,327	3,900
Freddie Mac STRIPS, PO
04/01/2028	518	499
Ginnie Mae
0.45%, 04/16/2037 *	192	192
5.50%, 05/16/2019 - 09/20/2039	10,002	11,631
5.54%, 07/20/2040 *	5,406	6,130
5.75%, 02/20/2036 - 10/20/2037	10,897	12,030
5.85%, 10/20/2033 *	704	797
6.00%, 04/20/2020 - 12/20/2039	12,841	14,575
6.13%, 06/16/2031	1,584	1,820
6.50%, 04/20/2028 - 12/15/2035	3,728	4,290
7.00%, 09/15/2031 - 10/16/2040	2,948	3,532
7.00%, 09/20/2034 *	61	63
7.39%, 03/17/2033 *	231	249
7.50%, 09/16/2035 - 10/15/2037	888	1,037
8.75%, 04/20/2034 *	344	377
14.25%, 11/17/2032 *	105	129
16.78%, 02/20/2034 *	73	128
22.41%, 04/20/2037 *	645	988
Ginnie Mae, IO
4.00%, 09/16/2037	4,404	568
5.58%, 02/20/2038 *	361	52
5.65%, 09/20/2038 *	2,731	387
5.70%, 02/20/2039 - 06/20/2039 *	1,238	176
5.75%, 02/20/2038 *	3,433	510
5.79%, 02/20/2039 *	413	57
5.80%, 08/16/2039 *	2,348	334
5.84%, 09/20/2039 *	2,486	374
5.85%, 11/20/2034 - 08/20/2039 *	7,080	993

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO (continued)
5.90%, 07/20/2038 *	$2,303	$344
5.95%, 03/20/2037 - 06/20/2038 *	5,479	789
6.05%, 03/20/2039 *	429	49
6.15%, 12/20/2038 - 11/16/2039 *	4,324	607
6.28%, 12/20/2037 *	174	30
6.30%, 11/16/2033 - 11/20/2037 *	520	101
6.35%, 05/20/2041 *	1,842	317
6.40%, 09/20/2033 *	1,798	139
6.43%, 07/20/2037 *	1,592	241
6.45%, 06/20/2037 *	2,695	420
6.50%, 03/20/2039	234	43
7.05%, 12/20/2038 *	1,841	291
7.35%, 09/20/2038 *	214	37
7.45%, 04/16/2038 *	128	21
Ginnie Mae, PO
12/20/2032 - 12/20/2040	6,323	6,045
Government Trust Certificate
Zero Coupon, 04/01/2016 - 04/01/2020	15,890	14,046
0.97%, 10/01/2015 	4,000	3,843
Residual Funding Corp., Principal STRIPS, PO
1.66%, 10/15/2019 	2,500	2,269
1.81%, 07/15/2020 	1,400	1,239
1.86%, 10/15/2020 	1,000	876
Tennessee Valley Authority
4.63%, 09/15/2060	236	297
5.25%, 09/15/2039	40	53
5.88%, 04/01/2036	2,325	3,329
Tennessee Valley Authority Generic STRIPS
1.55%, 05/01/2019 	500	446
Tennessee Valley Authority Principal STRIPS
2.89%, 11/01/2025 	2,000	1,374

Total U.S. Government Agency Obligations (cost $1,005,531)		1,049,595

FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
African Development Bank
8.80%, 09/01/2019	$500	682
Corp. Andina de Fomento
3.75%, 01/15/2016	795	830
Israel Government AID Bond 
1.60%, 08/15/2018	1,500	1,388
1.75%, 03/15/2019	10,000	9,110
1.88%, 09/15/2019	7,500	6,732
2.11%, 09/15/2020	7,996	6,948
2.40%, 02/15/2020	6,500	5,757
2.85%, 02/15/2025	2,250	1,606
3.00%, 11/15/2026	1,400	930
Mexico Government International Bond
4.75%, 03/08/2044	688	795
Province of Manitoba Canada
2.13%, 04/22/2013	100	101
Province of Ontario Canada
2.70%, 06/16/2015	700	741
2.95%, 02/05/2015	515	545
Province of Quebec Canada
6.35%, 01/30/2026	285	391

Total Foreign Government Obligations (cost $34,234)		36,556

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES - 9.8%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	$1,461	$1,469
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A *	321	337
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A *	1,650	1,658
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	1,100	1,116
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	1,900	1,944
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A *	857	875
Series 2010-1A, Class A3
5.65%, 03/25/2058 - 144A *	1,140	1,193
ASG Resecuritization Trust
Series 2009-1, Class A60
2.52%, 06/26/2037 - 144A *	134	132
Series 2009-2, Class A55
5.23%, 05/24/2036 - 144A *	216	214
Series 2009-2, Class G60
5.23%, 05/24/2036 - 144A *	400	388
Series 2009-3, Class A65
2.64%, 03/26/2037 - 144A *	1,166	1,147
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	186	193
Series 2010-3, Class 2A22
0.44%, 10/28/2036 - 144A *	454	450
Series 2010-4, Class 2A20
0.39%, 11/28/2036 - 144A *	318	310
Series 2011-1, Class 3A50
2.72%, 11/28/2035 - 144A *	478	462
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	379	389
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	187	192
Series 2003-11, Class 1A1
6.00%, 01/25/2034	156	163
Series 2003-11, Class 2A1
6.00%, 01/25/2034	203	213
Series 2004-1, Class 1A1
6.00%, 02/25/2034	631	647
Series 2004-1, Class 5A1
5.50%, 02/25/2019	79	81
Series 2004-6, Class 3A2
6.00%, 07/25/2034	213	218
Series 2004-8, Class 3A1
5.50%, 09/25/2019	110	111
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	713	731
Series 2004-C, Class 1A1
5.05%, 12/20/2034 *	165	165
Series 2005-E, Class 4A1
2.65%, 03/20/2035 *	2,441	2,321
Series 2010-R4, Class 5A1
0.39%, 07/26/2036 - 144A *	205	200

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Corp. (continued)
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	$1,045	$1,090
Series 2010-R11A, Class 1A6
5.37%, 08/26/2035 - 144A *	856	901
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class A4
4.67%, 07/10/2043	300	329
Series 2005-3, Class AM
4.73%, 07/10/2043	800	841
Series 2005-5, Class A4
5.12%, 10/10/2045 *	200	224
Series 2006-3, Class A4
5.89%, 07/10/2044 *	600	682
Series 2006-4, Class A4
5.63%, 07/10/2046	500	567
Series 2006-5, Class A4
5.41%, 09/10/2047	225	253
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 1A7
5.50%, 05/25/2033	749	770
Series 2003-3, Class 2A1
0.80%, 05/25/2018 *	91	87
Series 2003-4, Class 2A1
0.80%, 06/25/2018 *	381	372
Series 2003-6, Class 2A1
0.70%, 08/25/2018 *	151	145
Series 2003-C, Class 3A1
3.09%, 04/25/2033 *	318	322
Series 2003-E, Class 2A2
3.13%, 06/25/2033 *	446	443
Series 2004-3, Class 1A26
5.50%, 04/25/2034	1,300	1,335
Series 2004-3, Class 3A1
5.00%, 04/25/2019	132	135
Series 2004-5, Class 4A1
4.75%, 06/25/2019	92	95
Series 2004-C, Class 2A2
3.13%, 04/25/2034 *	900	892
BCAP LLC Trust
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	484	515
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	124	125
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 - 144A *	514	542
Series 2009-RR14, Class 3A2
2.88%, 08/26/2035 - 144A *	500	429
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A *	543	538
Series 2010-RR5, Class 2A5
5.24%, 04/26/2037 - 144A *	764	760
Series 2010-RR6, Class 22A3
4.95%, 06/26/2036 - 144A *	596	604
Series 2010-RR6, Class 5A1
5.38%, 11/26/2037 - 144A *	236	236
Series 2010-RR7, Class 15A1
1.04%, 01/26/2036 - 144A *	347	329
Series 2010-RR7, Class 16A1
0.85%, 02/26/2047 - 144A *	578	538

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR7, Class 1A5
5.02%, 04/26/2035 - 144A *	$805	$784
Series 2010-RR7, Class 2A1
2.72%, 07/26/2045 - 144A *	1,052	986
Series 2010-RR8, Class 3A3
5.07%, 05/26/2035 - 144A *	462	462
Series 2010-RR8, Class 3A4
5.07%, 05/26/2035 - 144A *	773	690
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 - 144A *	748	756
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 - 144A *	872	834
Series 2011-RR5, Class 11A3
0.39%, 05/28/2036 - 144A *	1,030	912
Series 2011-RR5, Class 14A3
2.94%, 07/26/2036 - 144A *	910	865
Series 2011-RR10, Class 2A1
0.24%, 09/26/2037 - 144A *	2,357	2,085
Series 2012-RR2, Class 1A1
0.42%, 08/26/2036 - 144A *	1,484	1,407
Series 2012-RR3, Class 2A5
4.93%, 05/26/2037 - 144A	1,842	1,802
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.98%, 07/25/2033 *	191	192
Series 2004-2, Class 14A
5.09%, 05/25/2034 *	240	243
Series 2005-5, Class A1
2.24%, 08/25/2035 *	342	339
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.75%, 03/25/2035 *	441	389
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 *	1,000	1,068
Series 2006-PW11, Class A4
5.45%, 03/11/2039 *	200	226
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.26%, 06/11/2041 - 144A *	14,025	201
Chase Mortgage Finance Corp.
Series 2003-S2, Class A1
5.00%, 03/25/2018	229	235
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	743	774
Series 2007-A1, Class 1A3
2.91%, 02/25/2037 *	2,752	2,773
Series 2007-A1, Class 2A1
3.00%, 02/25/2037 *	630	637
Series 2007-A1, Class 7A1
2.95%, 02/25/2037 *	485	477
Series 2007-A1, Class 9A1
2.91%, 02/25/2037 *	201	201
Series 2007-A2, Class 1A1
3.09%, 07/25/2037 *	131	122
Series 2007-A2, Class 2A1
2.81%, 07/25/2037 *	800	828

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP
10/25/2018	$56	$55
Citicorp Mortgage Securities, Inc.
Series 2004-4, Class A4
5.50%, 06/25/2034	710	745
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 *	440	471
Series 2006-C5, Class A4
5.43%, 10/15/2049	500	571
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	555	588
Series 2005-2, Class 2A11
5.50%, 05/25/2035	391	389
Series 2008-AR4, Class 1A1A
3.02%, 11/25/2038 - 144A *	1,416	1,406
Series 2009-10, Class 1A1
2.45%, 09/25/2033 - 144A *	912	903
Series 2009-11, Class 3A1
5.75%, 05/25/2037 - 144A *	975	995
Series 2010-7, Class 10A1
2.61%, 02/25/2035 - 144A *	406	405
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	7,965	8,171
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	6,866	7,067
Series 2011-3, Class 1A1
0.33%, 02/25/2047 - 144A *	319	315
Series 2011-10, Class 4A1
0.44%, 02/25/2046 - 144A *	1,223	1,163
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.15%, 12/11/2049 - 144A *	41,046	322
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 *	1,000	1,053
Countrywide Alternative Loan Trust, PO
Series 2002-7
08/25/2032	122	90
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2003-34, Class A6
5.25%, 09/25/2033	10	10
Series 2003-39, Class A6
5.00%, 10/25/2033	753	749
Series 2003-50, Class A1
5.00%, 11/25/2018	452	466
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	1,412	1,459
Series 2004-3, Class A4
5.75%, 04/25/2034	1,001	1,036
Series 2004-3, Class A26
5.50%, 04/25/2034	667	691
Series 2004-5, Class 1A4
5.50%, 06/25/2034	849	884
Series 2004-8, Class 2A1
4.50%, 06/25/2019	89	91

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass- Through Trust (continued)
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	$184	$189
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	316	320
Series 2003-27, Class 5A3
5.25%, 11/25/2033	771	794
Series 2003-27, Class 5A4
5.25%, 11/25/2033	482	501
Series 2003-29, Class 5A1
7.00%, 12/25/2033	276	294
Series 2003-29, Class 8A1
6.00%, 11/25/2018	119	123
Series 2003-AR15, Class 3A1
2.98%, 06/25/2033 *	372	356
Series 2004-4, Class 2A4
5.50%, 09/25/2034	728	762
Series 2004-5, Class 3A1
5.25%, 08/25/2019	419	431
Series 2004-8, Class 1A4
5.50%, 12/25/2034	724	763
Series 2004-8, Class 3A5
5.50%, 12/25/2034	381	393
Series 2005-C3, Class AM
4.73%, 07/15/2037	400	426
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.66%, 03/15/2039 *	1,600	1,779
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	370	371
Series 2010-16, Class A3
3.87%, 06/25/2050 - 144A *	400	366
Series 2010-16, Class A4
3.87%, 06/25/2050 - 144A *	1,000	791
Series 2010-1R, Class 5A1
5.00%, 01/27/2036 - 144A *	469	483
Series 2010-11R, Class A1
1.25%, 06/28/2047 - 144A *	63	63
Series 2010-12R, Class 14A1
2.78%, 09/26/2046 - 144A *	466	462
Series 2010-15R, Class 7A1
4.98%, 10/26/2037 - 144A *	138	136
Series 2010-17R, Class 1A1
2.63%, 06/26/2036 - 144A *	354	339
Series 2011-1R, Class A1
1.24%, 02/27/2047 - 144A *	1,175	1,155
Series 2011-6R, Class 3A1
2.96%, 07/28/2036 - 144A *	712	672
Series 2011-7R, Class A1
1.49%, 08/28/2047 - 144A *	1,601	1,573
Series 2011-9R, Class A1
2.24%, 03/27/2046 - 144A *	3,230	3,203
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A *	755	747
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A *	1,826	1,833

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	$600	$670
CW Capital Cobalt, Ltd., IO
Series 2006-C1
0.75%, 08/15/2048 *	27,157	691
DBRR Trust, IO
Series 2011-C32, Class A3X1
2.02%, 06/17/2049 - 144A * Ә	6,000	470
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.62%, 02/25/2020 *	261	269
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.38%, 04/26/2037 - 144A *	253	245
Series 2010-RS2, Class A1
1.50%, 06/28/2047 - 144A *	244	242
FDIC Structured Sale Guaranteed Notes
Series 2010-C1, Class A
2.98%, 12/06/2020 - 144A	1,107	1,156
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	115	117
Series 2004-AR2, Class 2A1
2.63%, 05/25/2034 *	784	756
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	1,146	1,179
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ
4.83%, 06/10/2048 *	1,000	1,037
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4
3.07%, 10/19/2033 *	215	218
Series 2003-AR2, Class 2A4
3.00%, 12/19/2033 *	1,206	1,212
Series 2004-J5, Class A7
6.50%, 01/25/2035	1,889	1,939
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	206	212
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class AJ
4.86%, 08/10/2042 *	220	226
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 08/10/2038 *	1,000	1,073
GS Mortgage Securities Corp. II, IO
Series 2006-GG8, Class X
0.61%, 11/10/2039 - 144A *	10,884	224
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.60%, 09/25/2035 - 144A *	1,521	1,230
GSMPS Mortgage Loan Trust, IO
Series 2005-RP3, Class 1AS
5.05%, 09/25/2035 - 144A *	1,141	172
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	1,602	1,596
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	1,652	1,731

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust (continued)
Series 2005-5F, Class 8A3
0.75%, 06/25/2035 *	$193	$181
Impac CMB Trust
Series 2005-4, Class 2A1
0.55%, 05/25/2035 *	422	395
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	126	132
Series 2006-1, Class 2A1
0.60%, 05/25/2036 *	914	868
Series 2006-2, Class 2A1
0.60%, 08/25/2036 *	846	831
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	1,000	1,042
Series 2004-CB9, Class A4
5.59%, 06/12/2041 *	1,000	1,070
Series 2005-CB11, Class AJ
5.36%, 08/12/2037 *	700	708
Series 2005-CB13, Class A4
5.28%, 01/12/2043 *	385	423
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	1,500	1,694
Series 2006-CB16, Class A4
5.55%, 05/12/2045	100	114
Series 2006-LDP9, Class A3SF
0.40%, 05/15/2047 *	1,000	939
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-CB15, Class X1
0.07%, 06/12/2043 *	54,201	354
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
3.04%, 07/25/2034 *	152	151
Series 2004-A4, Class 1A1
3.00%, 09/25/2034 *	199	202
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	72	74
Series 2005-A1, Class 3A4
5.00%, 02/25/2035 *	679	692
Series 2005-A1, Class 5A1
4.43%, 02/25/2035 *	36	37
Series 2006-A2, Class 4A1
2.99%, 08/25/2034 *	487	485
Series 2006-A2, Class 5A3
2.67%, 11/25/2033 *	1,132	1,141
Series 2006-A3, Class 6A1
2.96%, 08/25/2034 *	130	125
JPMorgan Re-REMIC
Series 2009-6, Class 4A1
5.56%, 09/26/2036 - 144A *	405	401
Series 2010-4, Class 7A1
4.25%, 08/26/2035 - 144A *	443	433
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.37%, 03/15/2036	1,110	1,161
Series 2006-C1, Class A4
5.16%, 02/15/2031	150	167

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust (continued)
Series 2006-C4, Class A4
5.87%, 06/15/2038 *	$400	$459
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.15%, 02/15/2041 - 144A *	24,367	252
LVII Resecuritization Trust
Series 2009-2, Class A5
3.00%, 09/27/2037 - 144A *	1,423	1,420
Series 2009-3, Class M3
5.58%, 11/27/2037 - 144A *	600	628
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.63%, 04/21/2034 *	1,332	1,333
Series 2004-13, Class 3A6
2.62%, 11/21/2034 *	59	60
Series 2004-13, Class 3A7
2.62%, 11/21/2034 *	700	698
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	168	178
Series 2004-5, Class 5A1
4.75%, 06/25/2019	198	201
MASTR Asset Securitization Trust
Series 2003-2, Class 1A1
5.00%, 03/25/2018	102	105
Series 2003-3, Class 3A18
5.50%, 04/25/2033	295	305
Series 2003-11, Class 9A6
5.25%, 12/25/2033	1,102	1,154
Series 2004-P7, Class A6
5.50%, 12/27/2033 - 144A	555	585
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	214	167
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
2.75%, 07/25/2033 *	160	162
Series 2003-A5, Class 2A6
2.66%, 08/25/2033 *	182	182
Series 2004-A4, Class A2
2.59%, 08/25/2034 *	287	287
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.32%, 01/12/2044 *	500	492
Series 2006-C1, Class A4
5.66%, 05/12/2039 *	730	834
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.20%, 12/12/2049 - 144A *	15,500	190
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.38%, 12/25/2034 *	609	619
Series 2004-D, Class A2
1.47%, 09/25/2029 *	414	396
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	2,500	2,652

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Inc. (continued)
Series 2006-T21, Class A4
5.16%, 10/12/2052 *	$200	$224
Series 2007-T27, Class A4
5.66%, 06/11/2042 *	200	235
Series 2011-C3, Class A3
4.05%, 07/15/2049	637	708
Morgan Stanley Capital I, Inc., IO
Series 2006-IQ12, Class X1
0.13%, 12/15/2043 - 144A *	39,540	551
Series 2006-T21, Class X
0.18%, 10/12/2052 - 144A *	96,360	698
Series 2007-HQ11, Class X
0.23%, 02/12/2044 - 144A *	68,582	468
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.67%, 04/25/2034 *	645	658
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049	500	333
2.00%, 07/27/2049	2,385	2,403
Series 2009-IO, Class A1
3.00%, 07/17/2056 - 144A	148	148
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	2,500	2,560
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	670	670
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040 - 144A	1,400	1,473
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	1,773	1,791
NCUA Guaranteed Notes
Series 2010-C1, Class APT
2.65%, 10/29/2020	2,979	3,119
Series 2010-R3, Class 1A
0.81%, 12/08/2020 *	882	888
Series 2010-R3, Class 3A
2.40%, 12/08/2020	393	402
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	262	277
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
02/25/2034	22	22
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.82%, 05/25/2035 *	527	525
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	145	147
Series 2003-QS13, Class A5
0.90%, 07/25/2033 *	442	381
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,305	1,348
Series 2003-QS18, Class A1
5.00%, 09/25/2018	149	154
Series 2004-QS7, Class A4
5.50%, 05/25/2034	391	352
RAMP Trust
Series 2004-SL2, Class A3
7.00%, 10/25/2031	416	434

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 - 144A	$590	$627
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A *	843	842
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	73	75
RFMSI Trust
Series 2003-S4, Class A4
5.75%, 03/25/2033	661	699
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	118	120
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
2.74%, 09/25/2033 *	542	524
Series 2003-UP1, Class A
3.95%, 04/25/2032 - 144A *	43	37
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.55%, 12/20/2034 *	719	651
Series 2004-11, Class A3
0.55%, 12/20/2034 *	831	780
Series 2004-12, Class A3
1.05%, 01/20/2035 *	468	361
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	1,870	1,896
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A *	1,500	1,499
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A *	738	737
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A *	1,000	887
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A *	2,425	2,425
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A *	1,200	1,166
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-6, Class 5A4
4.91%, 06/25/2034 *	800	801
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.91%, 10/19/2034 *	600	547
Structured Asset Securities Corp.
Series 2003-16, Class A3
0.75%, 06/25/2033 *	96	93
Series 2003-32, Class 1A1
5.28%, 11/25/2033 *	190	201
Series 2003-35, Class 3A1
0.75%, 12/25/2033 *	421	407
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	176	178
Series 2003-37A, Class 2A
5.03%, 12/25/2033 *	249	252
Series 2004-5H, Class A4
5.54%, 12/25/2033	839	821
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 *	708	722

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.89%, 09/25/2043 *	$501	$495
Series 2004-1, Class II2A
1.91%, 03/25/2044 *	227	218
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.62%, 08/15/2039 *	650	694
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	1,386	1,463
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650	688
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.99%, 05/10/2063 - 144A *	6,245	660
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	401	466
Series 1998-2, Class 1G
6.75%, 06/15/2028	716	836
Vericrest Opportunity Loan Transferee
Series 2011-NL1A, Class A1
5.93%, 12/26/2050 - 144A *	218	218
Series 2011-NL1A, Class A2
9.08%, 12/26/2050 - 144A *	1,400	1,401
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A *	253	253
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A *	1,300	1,306
Series 2011-NL3A, Class A1
5.19%, 09/25/2051 - 144A *	670	671
Series 2011-NL3A, Class A2
9.32%, 09/25/2051 - 144A *	614	615
Series 2012-NL1A, Class A1
4.21%, 03/25/2049 - 144A *	316	318
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 *	1,500	1,563
Series 2004-C11, Class A5
5.22%, 01/15/2041 *	1,118	1,189
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.05%, 03/15/2045 - 144A *	143,807	619
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.44%, 06/25/2033 *	964	978
Series 2003-AR7, Class A7
2.32%, 08/25/2033 *	361	357
Series 2003-AR8, Class A
2.46%, 08/25/2033 *	124	125
Series 2003-AR9, Class 1A6
2.45%, 09/25/2033 *	611	619
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	659	688
Series 2003-S4, Class 2A10
16.79%, 06/25/2033 *	40	46

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2003-S8, Class A4
4.50%, 09/25/2018	$101	$101
Series 2003-S9, Class A8
5.25%, 10/25/2033	528	554
Series 2004-AR3, Class A1
2.59%, 06/25/2034 *	84	84
Series 2004-AR3, Class A2
2.59%, 06/25/2034 *	864	869
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	459	479
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	510	531
Series 2004-S1, Class 1A3
0.65%, 03/25/2034 *	109	107
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	626	640
Washington Mutual MSC Mortgage Pass- Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	422	442
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	160	169
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 1A10
4.75%, 10/25/2018	819	843
Series 2003-11, Class 2A1
4.75%, 10/25/2018	638	659
Series 2003-15, Class 1A1
4.75%, 12/25/2018	151	157
Series 2003-J, Class 2A5
4.43%, 10/25/2033 *	13	13
Series 2003-K, Class 1A1
4.45%, 11/25/2033 *	60	61
Series 2004-4, Class A9
5.50%, 05/25/2034	609	629
Series 2004-7, Class 2A2
5.00%, 07/25/2019	204	211
Series 2004-EE, Class 2A1
2.62%, 12/25/2034 *	458	466
Series 2004-EE, Class 2A2
2.62%, 12/25/2034 *	115	116
Series 2004-EE, Class 3A1
2.92%, 12/25/2034 *	109	112
Series 2004-EE, Class 3A2
2.92%, 12/25/2034 *	164	169
Series 2004-I, Class 1A1
2.71%, 07/25/2034 *	1,505	1,509
Series 2004-P, Class 2A1
2.62%, 09/25/2034 *	2,567	2,604
Series 2004-R, Class 2A1
2.62%, 09/25/2034 *	1,339	1,361
Series 2004-U, Class A1
2.73%, 10/25/2034 *	1,497	1,515
Series 2004-V, Class 1A1
2.64%, 10/25/2034 *	270	271
Series 2004-V, Class 1A2
2.64%, 10/25/2034 *	121	122

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-W, Class A9
2.60%, 11/25/2034 *	$380	$385
Series 2005-1, Class 2A1
5.00%, 01/25/2020	259	271
Series 2005-13, Class A1
5.00%, 11/25/2020	148	154
Series 2005-AR8, Class 2A1
2.70%, 06/25/2035 *	595	587
Series 2005-AR9, Class 2A1
2.68%, 10/25/2033 *	236	237
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A *	866	859
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	550	612

Total Mortgage-Backed Securities (cost $214,115)		217,672

ASSET-BACKED SECURITIES - 4.1%
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.05%, 12/27/2022 - 144A *	1,422	1,422
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	1,230	1,233
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	4,434	4,485
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	2,134	2,159
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	800	827
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A	1,035	1,043
Series SART-3, Class 1A2
3.72%, 03/13/2044 - 144A	1,969	1,974
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.33%, 06/17/2013 - 144A	4	4
Series 2010-1, Class A3
1.45%, 05/15/2014	88	88
Series 2010-3, Class A3
1.11%, 10/15/2014	764	767
Series 2010-3, Class A4
1.55%, 08/17/2015	357	362
Series 2010-4, Class A3
0.91%, 11/17/2014	299	300
Series 2011-1, Class A3
1.38%, 01/15/2015	285	287
Series 2012-1, Class A3
0.93%, 02/16/2016	709	715
American Credit Acceptance Receivables Trust
Series 2012-1, Class A1
1.96%, 01/15/2014 - 144A	217	217
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	512	513
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	1,638	1,638

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A3
1.66%, 03/17/2014	$1	$1
Series 2010-3, Class A3
1.14%, 04/08/2015	477	478
Series 2010-4, Class A2
0.96%, 05/08/2014	34	34
Series 2010-4, Class A3
1.27%, 04/08/2015	125	125
Series 2011-1, Class A2
0.84%, 06/09/2014	92	92
Series 2011-1, Class A3
1.39%, 09/08/2015	200	201
Series 2011-3, Class A2
0.84%, 11/10/2014	414	415
Series 2011-4, Class A2
0.92%, 03/09/2015	501	502
Series 2011-4, Class A3
1.17%, 05/09/2016	1,885	1,897
Series 2011-5, Class A3
1.55%, 07/08/2016	1,593	1,615
Series 2012-1, Class A2
0.91%, 10/08/2015	396	397
Series 2012-3, Class A2
0.71%, 12/08/2015	900	902
Series 2012-3, Class A3
0.96%, 01/09/2017	448	451
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4
5.01%, 06/25/2035 *	694	703
Bank of America Auto Trust
Series 2010-1A, Class A3
1.39%, 03/15/2014 - 144A	28	28
Series 2010-1A, Class A4
2.18%, 02/15/2017 - 144A	185	187
Series 2010-2, Class A3
1.31%, 07/15/2014	99	100
Series 2010-2, Class A4
1.94%, 06/15/2017	510	517
BMW Vehicle Lease Trust
Series 2012-1, Class A3
0.75%, 02/20/2015	311	312
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 07/15/2014	65	65
Series 2011-1, Class A3
1.29%, 09/15/2015	630	634
Series 2011-1, Class A4
2.16%, 09/15/2016	530	546
Series 2011-3, Class A3
1.07%, 06/15/2016	1,552	1,565
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.81%, 02/25/2033 *	608	530
Series 2003-5, Class 1A4
4.40%, 02/25/2030	197	198
Series 2003-6, Class 1A4
4.50%, 11/25/2034	282	287
Series 2003-6, Class 1A5
5.35%, 11/25/2034 *	500	446

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	$466	$467
Series 2010-A, Class B
1.65%, 11/08/2013	2,000	2,006
Citigroup Mortgage Loan Trust, Inc.
Series 2011-5, Class 1A1
0.44%, 02/25/2046 - 144A *	715	658
CNH Equipment Trust
Series 2010-A, Class A3
1.54%, 07/15/2014	21	21
Series 2010-C, Class A3
1.17%, 05/15/2015	331	332
Series 2011-A, Class A3
1.20%, 05/16/2016	348	351
Series 2011-A, Class A4
2.04%, 10/17/2016	267	275
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	1,011	1,038
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	322	323
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	2,091	2,097
Credit Acceptance Auto Loan Trust
Series 2011-1, Class A
2.61%, 03/15/2019 - 144A	860	873
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	804	804
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	1,033	1,034
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 01/15/2014	152	152
Series 2012-B, Class A3
0.72%, 12/15/2016	400	402
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A *	1,576	1,573
Freedom Trust
Series 2011-1, Class A13
0.40%, 11/30/2037 - 144A *	329	325
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.52%, 01/20/2035 *	77	72
Series 2006-1, Class A1
0.41%, 01/20/2036 *	143	134
Series 2007-1, Class A2F
5.60%, 03/20/2036 *	95	96
Series 2007-1, Class AS
0.45%, 03/20/2036 *	152	139
Series 2007-3, Class APT
1.45%, 11/20/2036 *	108	102
Huntington Auto Trust
Series 2011-1A, Class A2
0.76%, 04/15/2014 - 144A	1,792	1,794
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	2,000	2,012

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
Huntington Auto Trust (continued)
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	$1,500	$1,524
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	247	248
Series 2010-B, Class A4
1.63%, 03/15/2017	375	383
Series 2011-A, Class A3
1.16%, 04/15/2015	275	277
Series 2011-A, Class A4
1.78%, 12/15/2015	310	317
Series 2011-B, Class A3
1.04%, 09/15/2015	257	259
Series 2011-B, Class A4
1.65%, 02/15/2017	288	295
Series 2012-B, Class A2
0.54%, 01/15/2015	1,160	1,161
Series 2012-B, Class A3
0.62%, 09/15/2016	508	509
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	335	338
Series 2011-A, Class A4
1.96%, 04/16/2018	285	293
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	257	257
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.60%, 07/25/2034 - 144A *	576	554
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.50%, 03/25/2032 *	1,103	1,015
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	106	107
Series 2011-1, Class A3
0.85%, 03/16/2015	545	547
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	2,000	2,025
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1
1.00%, 01/25/2035 *	18	18
NCUA Guaranteed Notes
Series 2010-A1, Class A
0.60%, 12/07/2020 *	232	232
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	216	217
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	328	329
Series 2010-A, Class A4
1.31%, 09/15/2016	300	303
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A *	907	908

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
RAMP Trust
Series 2004-RS6, Class AI4
5.46%, 05/25/2032 *	$275	$273
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 *	571	424
Series 2005-EFC5, Class A3
0.59%, 10/25/2035 *	600	528
Series 2006-RZ1, Class A3
0.55%, 03/25/2036 *	1,000	862
RASC Trust
Series 2005-KS9, Class A3
0.62%, 10/25/2035 *	420	407
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	810	812
RFA
Series 2012-1, Class A1
6.25%, 07/05/2018	5,000	5,000
Santander Drive Auto Receivables Trust
Series 2010-A, Class A3
1.83%, 11/17/2014 - 144A	400	404
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	400	411
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	132	132
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	263	264
Series 2012-1, Class A2
1.25%, 04/15/2015	1,096	1,101
Series 2012-1, Class A3
1.49%, 10/15/2015	411	416
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 *	277	277
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	357	358
Stanwich Mortgage Loan Trust
Series 2012-NPL3, Class A
4.21%, 05/15/2042 - 144A	425	426
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.52%, 06/25/2035 *	344	329
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	264	241
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 *	577	580
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 *	577	581
Series 2005-NC1, Class A11
4.69%, 02/25/2035 *	1,120	1,109
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	43	43
Series 2011-A, Class A3
0.98%, 10/15/2014	845	847
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.65%, 10/15/2015 - 144A *	2,219	2,242

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	$ ♦	$ ♦
Series 2009-2, Class A4
2.53%, 06/17/2013	115	116
Volkswagen Auto Lease Trust
Series 2012-A, Class A2
0.66%, 11/20/2014	1,564	1,569
Series 2012-A, Class A3
0.87%, 07/20/2015	935	938
VOLT LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A *	3,606	3,605
Series 2012-RP2A, Class A1
4.70%, 06/26/2017 - 144A	1,596	1,596
Series 2012-RP2A, Class A2
8.84%, 06/26/2017 - 144A	150	150
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	1,815	1,816
Westlake Automobile Receivables Trust
Series 2011-1A, Class A2
1.08%, 07/15/2013 - 144A	14	14
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	303	304
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275	279
Series 2012-A, Class A2
0.52%, 06/15/2015	880	881
Series 2012-A, Class A3
0.64%, 02/15/2017	585	586
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A2
0.71%, 01/15/2015	488	489
Series 2012-A, Class A3
0.93%, 11/16/2015	218	219

Total Asset-Backed Securities (cost $90,437)		91,087

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
American Municipal Power, Inc.
7.50%, 02/15/2050	640	895
New York State Dormitory Authority, Revenue Bond
5.60%, 03/15/2040	280	362
Ohio State University
4.80%, 06/01/2111	1,370	1,619
Port Authority of New York & New Jersey
5.65%, 11/01/2040	485	617
State of California - Build America Bonds
7.30%, 10/01/2039	520	670
State of Illinois
5.10%, 06/01/2033	85	82

Total Municipal Government Obligations (cost $3,521)		4,245

CORPORATE DEBT SECURITIES - 15.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 - 144A	380	415

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Aerospace & Defense (continued)
BAE Systems PLC
5.80%, 10/11/2041 - 144A	$439	$525
Lockheed Martin Corp.
2.13%, 09/15/2016	320	333
4.25%, 11/15/2019	150	170
4.85%, 09/15/2041	190	224
5.72%, 06/01/2040	108	137
United Technologies Corp.
4.50%, 06/01/2042	257	298
8.88%, 11/15/2019	250	349
Air Freight & Logistics - 0.0% ¥
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60	84
8.38%, 04/01/2030 *	200	312
Airlines - 0.1%
American Airlines Pass-Through Trust
Series 2011-1, Class A
5.25%, 01/31/2021 ^	106	109
American Airlines Pass-Through Trust
Series 2011-2, Class A
8.63%, 04/15/2023	609	641
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	274	297
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-2, Class A
4.95%, 05/23/2019	257	273
Delta Air Lines, Inc., Pass-Through Trust
Series 2011-1, Class A
5.30%, 04/15/2019	86	92
Delta Air Lines, Inc., Pass-Through Trust
Series 2012-1, Class A
4.75%, 05/07/2020	143	145
Auto Components - 0.1%
Johnson Controls, Inc.
3.75%, 12/01/2021	571	605
4.25%, 03/01/2021	335	364
5.25%, 12/01/2041	970	1,116
Automobiles - 0.1%
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	778	810
2.95%, 01/11/2017 - 144A ^	1,100	1,153
6.50%, 11/15/2013	80	86
Volkswagen International Finance NV
1.63%, 08/12/2013 - 144A	116	117
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014 ^	136	138
7.75%, 01/15/2019	650	874
8.20%, 01/15/2039	240	411
Diageo Capital PLC
1.50%, 05/11/2017 ^	189	193
4.83%, 07/15/2020	90	107
5.75%, 10/23/2017	230	280
Diageo Finance BV
5.50%, 04/01/2013	290	300
PepsiCo, Inc.
3.00%, 08/25/2021	250	266
7.90%, 11/01/2018	21	28
SABMiller Holdings, Inc.
3.75%, 01/15/2022 - 144A	200	219

	Principal	Value
	(000’s)	(000’s)
Beverages (continued)
SABMiller PLC
5.50%, 08/15/2013 - 144A	$180	$188
5.70%, 01/15/2014 - 144A	330	352
Biotechnology - 0.1%
Amgen, Inc.
3.45%, 10/01/2020 ^	400	422
3.88%, 11/15/2021	435	475
4.50%, 03/15/2020	56	63
5.15%, 11/15/2041	1,075	1,190
5.65%, 06/15/2042	252	296
5.75%, 03/15/2040	165	195
Capital Markets - 1.6%
Bank of New York Mellon Corp.
2.40%, 01/17/2017	994	1,036
2.95%, 06/18/2015 ^	675	716
3.10%, 01/15/2015 ^	125	132
3.55%, 09/23/2021	509	553
4.60%, 01/15/2020	40	46
5.45%, 05/15/2019	200	239
BlackRock, Inc.
3.38%, 06/01/2022	174	182
6.25%, 09/15/2017 ^	635	775
BP Capital Markets PLC
3.88%, 03/10/2015	675	728
4.74%, 03/11/2021	100	119
Charles Schwab Corp.
4.95%, 06/01/2014	100	107
Credit Suisse
4.38%, 08/05/2020 ^	316	349
5.30%, 08/13/2019 ^	1,200	1,401
Credit Suisse USA, Inc.
5.13%, 08/15/2015	170	187
Deutsche Bank AG
2.38%, 01/11/2013 ^	250	252
3.25%, 01/11/2016 ^	400	415
3.88%, 08/18/2014	100	105
6.00%, 09/01/2017 ^	190	220
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	255	261
3.70%, 08/01/2015	308	316
5.15%, 01/15/2014	225	235
5.25%, 07/27/2021	466	491
5.38%, 03/15/2020	390	416
6.00%, 06/15/2020	2,047	2,262
6.15%, 04/01/2018	200	224
6.25%, 09/01/2017	650	734
6.75%, 10/01/2037	200	206
7.50%, 02/15/2019 ^	4,875	5,747
Jefferies Group, Inc.
3.88%, 11/09/2015	171	170
6.25%, 01/15/2036	260	252
6.45%, 06/08/2027	180	178
8.50%, 07/15/2019	1,720	1,896
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A ^	450	460
6.25%, 01/14/2021 - 144A	525	542
7.30%, 08/01/2014 - 144A	700	755
7.63%, 08/13/2019 - 144A	1,000	1,102

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Capital Markets (continued)
Morgan Stanley
4.00%, 07/24/2015	$333	$337
4.20%, 11/20/2014	156	159
5.45%, 01/09/2017	500	516
5.63%, 09/23/2019	2,610	2,639
5.75%, 01/25/2021	400	407
5.95%, 12/28/2017	700	731
7.30%, 05/13/2019	1,800	1,987
Morgan Stanley - Series F
5.55%, 04/27/2017	170	175
6.25%, 08/28/2017	450	475
Morgan Stanley - Series MTN
6.63%, 04/01/2018	1,200	1,284
Nomura Holdings, Inc.
4.13%, 01/19/2016 ^	200	206
5.00%, 03/04/2015	350	366
6.70%, 03/04/2020	543	626
UBS AG
2.25%, 08/12/2013	250	253
3.88%, 01/15/2015	600	627
4.88%, 08/04/2020	525	581
Chemicals - 0.4%
Dow Chemical Co.
4.13%, 11/15/2021 ^	438	483
4.25%, 11/15/2020	174	194
5.25%, 11/15/2041	283	330
7.60%, 05/15/2014	640	712
8.55%, 05/15/2019	456	619
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173	180
4.90%, 01/15/2041	125	158
5.60%, 12/15/2036	550	725
Ecolab, Inc.
5.50%, 12/08/2041	570	713
Mosaic Co.
3.75%, 11/15/2021	209	226
4.88%, 11/15/2041	253	287
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/2019	260	327
PPG Industries, Inc.
5.75%, 03/15/2013	120	124
6.65%, 03/15/2018	470	580
7.40%, 08/15/2019	300	377
9.00%, 05/01/2021	310	428
Praxair, Inc.
4.38%, 03/31/2014	375	399
5.20%, 03/15/2017 ^	150	176
Union Carbide Corp.
7.50%, 06/01/2025	400	490
7.75%, 10/01/2096	210	246
Commercial Banks - 2.3%
ANZ National International, Ltd.
3.13%, 08/10/2015 - 144A	105	109
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A ^	997	1,033
3.25%, 03/01/2016 - 144A ^	130	136
4.88%, 01/12/2021 - 144A	137	156
Bank of Montreal
1.30%, 10/31/2014 - 144A ^	642	653

	Principal	Value
	(000’s)	(000’s)
Commercial Banks (continued)
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A ^	$359	$370
2.55%, 01/12/2017 ^	855	901
3.40%, 01/22/2015	405	430
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	785	807
3.85%, 01/22/2015 - 144A	227	241
Barclays Bank PLC
2.25%, 05/10/2017 - 144A ^	276	278
2.50%, 01/23/2013	150	151
2.50%, 09/21/2015 - 144A ^	510	523
2.75%, 02/23/2015	1,120	1,135
5.00%, 09/22/2016	100	109
5.13%, 01/08/2020	350	381
5.20%, 07/10/2014	125	132
6.75%, 05/22/2019	400	468
BB&T Corp.
3.38%, 09/25/2013	220	227
3.95%, 04/29/2016	515	566
4.90%, 06/30/2017	550	609
5.20%, 12/23/2015	250	277
5.25%, 11/01/2019 ^	90	103
5.70%, 04/30/2014	195	211
6.85%, 04/30/2019	250	316
Canadian Imperial Bank of Commerce
2.60%, 07/02/2015 - 144A ^	1,750	1,849
Comerica, Inc.
3.00%, 09/16/2015	150	157
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A ^	530	545
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017	205	216
4.50%, 01/11/2021	300	330
5.80%, 09/30/2110 - 144A	300	332
DNB Boligkreditt AS
2.10%, 10/14/2015 - 144A	1,057	1,081
HSBC Bank PLC
1.63%, 07/07/2014 - 144A ^	1,437	1,449
3.10%, 05/24/2016 - 144A	262	274
3.50%, 06/28/2015 - 144A	1,175	1,243
4.13%, 08/12/2020 - 144A	275	296
HSBC Holdings PLC
4.88%, 01/14/2022	1,520	1,727
5.10%, 04/05/2021	911	1,047
ING Bank NV
3.75%, 03/07/2017 - 144A	943	974
KeyBank NA
5.70%, 11/01/2017 ^	245	278
5.80%, 07/01/2014	250	268
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250	295
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A ^	580	592
2.75%, 09/28/2015 - 144A	280	288
3.00%, 07/27/2016 - 144A ^	1,730	1,800
3.75%, 03/02/2015 - 144A	280	295
National Bank of Canada
1.65%, 01/30/2014 - 144A	271	276

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Commercial Banks (continued)
National City Corp.
4.90%, 01/15/2015	$165	$180
Nordea Bank AB
1.75%, 10/04/2013 - 144A	200	201
3.13%, 03/20/2017 - 144A ^	1,070	1,109
4.88%, 05/13/2021 - 144A ^	384	399
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	598	601
PNC Bank NA
6.88%, 04/01/2018	1,600	1,949
PNC Funding Corp.
2.70%, 09/19/2016	720	761
3.00%, 05/19/2014	180	187
4.38%, 08/11/2020	433	490
5.13%, 02/08/2020	250	295
5.25%, 11/15/2015	130	145
5.63%, 02/01/2017	130	147
6.70%, 06/10/2019 ^	150	190
Rabobank Nederland NV
2.13%, 10/13/2015	105	107
3.20%, 03/11/2015 - 144A	500	519
Royal Bank of Canada
2.30%, 07/20/2016 ^	800	833
Stadshypotek AB
1.45%, 09/30/2013 - 144A ^	1,394	1,406
Svenska Handelsbanken AB
3.13%, 07/12/2016 ^	388	404
Toronto-Dominion Bank
2.20%, 07/29/2015 - 144A ^	895	936
2.50%, 07/14/2016 ^	718	751
U.S. Bancorp
2.45%, 07/27/2015	540	569
2.88%, 11/20/2014 ^	121	127
3.00%, 03/15/2022	233	244
4.13%, 05/24/2021	133	151
7.50%, 06/01/2026	111	143
UBS AG
5.88%, 12/20/2017	110	127
US Bancorp
1.65%, 05/15/2017	384	392
Wachovia Bank NA
0.80%, 03/15/2016 *	450	432
5.00%, 08/15/2015	500	546
6.00%, 11/15/2017	3,100	3,652
Wachovia Corp.
5.50%, 05/01/2013	420	436
5.75%, 06/15/2017 - 02/01/2018	2,170	2,577
Wells Fargo & Co.
2.63%, 12/15/2016	995	1,047
3.68%, 06/15/2016 *	390	424
5.63%, 12/11/2017	550	653
Wells Fargo Bank NA - Series AI
4.75%, 02/09/2015	2,000	2,154
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	600	624
4.88%, 11/19/2019 ^	750	851
Commercial Services & Supplies - 0.1%
ADT Corp.
3.50%, 07/15/2022 - 144A	124	128

	Principal	Value
	(000’s)	(000’s)
Commercial Services & Supplies (continued)
ADT Corp. (continued)
4.88%, 07/15/2042 - 144A	$147	$157
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	257	260
2.75%, 03/15/2017 - 144A ^	65	67
4.50%, 08/16/2021 - 144A ^	175	190
5.63%, 03/15/2042 - 144A	141	151
Pitney Bowes, Inc.
4.88%, 08/15/2014	350	365
5.00%, 03/15/2015 ^	250	262
5.60%, 03/15/2018 ^	100	105
Waste Management, Inc.
4.75%, 06/30/2020 ^	319	368
Communications Equipment - 0.0% ¥
Cisco Systems, Inc.
4.45%, 01/15/2020	150	177
5.50%, 01/15/2040	250	332
5.90%, 02/15/2039	100	139
Computers & Peripherals - 0.1%
Dell, Inc.
3.10%, 04/01/2016	371	395
5.65%, 04/15/2018 ^	90	105
Hewlett-Packard Co.
2.60%, 09/15/2017 ^	225	224
4.05%, 09/15/2022	97	98
4.30%, 06/01/2021 ^	200	205
4.38%, 09/15/2021	312	321
6.00%, 09/15/2041	1,360	1,529
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210	214
2.88%, 05/08/2022	152	158
4.38%, 05/08/2042	128	146
Fluor Corp.
3.38%, 09/15/2021 ^	547	593
Construction Materials - 0.0% ¥
CRH America, Inc.
6.00%, 09/30/2016	221	245
Consumer Finance - 0.6%
American Express Co.
7.00%, 03/19/2018	700	889
American Express Credit Corp.
2.38%, 03/24/2017	277	291
2.80%, 09/19/2016	1,617	1,731
5.13%, 08/25/2014	350	381
7.30%, 08/20/2013	200	214
American Express Credit Corp. - Series C
5.88%, 05/02/2013	150	156
Capital One Bank USA NA
8.80%, 07/15/2019	1,300	1,674
Capital One Financial Corp.
2.15%, 03/23/2015	400	406
4.75%, 07/15/2021	625	696
6.75%, 09/15/2017	730	884
7.38%, 05/23/2014	75	83
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	100	132
Caterpillar Financial Services Corp. - Series F
5.85%, 09/01/2017	150	181

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Consumer Finance (continued)
Caterpillar Financial Services Corp. - Series F (continued)
7.05%, 10/01/2018	$150	$195
HSBC Finance Corp.
4.75%, 07/15/2013 ^	165	171
5.00%, 06/30/2015	455	489
5.50%, 01/19/2016	260	286
John Deere Capital Corp.
2.25%, 04/17/2019	333	346
2.75%, 03/15/2022 ^	153	159
3.15%, 10/15/2021	290	311
5.75%, 09/10/2018	100	123
PACCAR Financial Corp.
1.55%, 09/29/2014	497	507
1.60%, 03/15/2017 ^	197	201
Toyota Motor Credit Corp.
2.00%, 09/15/2016 ^	1,675	1,737
3.20%, 06/17/2015	385	412
Diversified Financial Services - 2.1%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	200	207
American Honda Finance Corp.
2.60%, 09/20/2016 - 144A	902	942
7.63%, 10/01/2018 - 144A	300	386
Aon Corp.
3.13%, 05/27/2016	235	247
3.50%, 09/30/2015	46	48
6.25%, 09/30/2040	83	109
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	2,236	2,255
Associates Corp.
6.95%, 11/01/2018	3,010	3,467
Bank of America Corp.
5.00%, 05/13/2021	75	81
5.63%, 07/01/2020	3,840	4,271
5.75%, 12/01/2017	220	243
5.88%, 02/07/2042 ^	400	459
6.50%, 08/01/2016	1,033	1,166
Bank of America Corp. - Series L
7.38%, 05/15/2014	650	705
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	770	850
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	1,205	1,296
Caisse Centrale Desjardins du Quebec
2.55%, 03/24/2016 - 144A	580	615
Citigroup, Inc.
4.45%, 01/10/2017	1,080	1,154
4.59%, 12/15/2015	485	516
4.75%, 05/19/2015	842	892
5.38%, 08/09/2020	355	392
6.00%, 12/13/2013 - 08/15/2017	1,870	2,097
6.01%, 01/15/2015	420	456
6.13%, 11/21/2017	345	394
6.38%, 08/12/2014	310	335
6.50%, 08/19/2013	110	116
6.88%, 03/05/2038	340	427
8.13%, 07/15/2039	100	143
8.50%, 05/22/2019	550	698

	Principal	Value
	(000’s)	(000’s)
Diversified Financial Services (continued)
CME Group, Inc.
5.75%, 02/15/2014	$196	$211
Countrywide Financial Corp.
6.25%, 05/15/2016 ^	550	585
ERAC USA Finance LLC
6.70%, 06/01/2034 - 144A	331	399
Ford Motor Credit Co., LLC
3.00%, 06/12/2017 ^	314	313
3.98%, 06/15/2016 - 144A	555	573
4.21%, 04/15/2016 - 144A	401	415
General Electric Capital Corp.
4.38%, 09/16/2020	1,190	1,315
4.65%, 10/17/2021 ^	1,300	1,486
5.40%, 02/15/2017 ^	400	461
5.50%, 06/04/2014 ^	685	742
5.50%, 01/08/2020	1,140	1,343
5.63%, 09/15/2017 - 05/01/2018	6,213	7,332
6.00%, 08/07/2019	1,420	1,711
6.75%, 03/15/2032	485	629
Goldman Sachs Group, LP
8.00%, 03/01/2013 - 144A	325	336
Macquarie Bank, Ltd.
5.00%, 02/22/2017 - 144A	1,092	1,132
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A^	370	375
2.88%, 04/21/2014 - 144A	100	103
Merrill Lynch & Co., Inc.
5.00%, 01/15/2015	650	681
5.45%, 02/05/2013	390	399
6.88%, 04/25/2018	600	693
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017	2,325	2,624
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/2012	25	25
10.38%, 11/01/2018	250	364
Diversified Telecommunication Services - 1.1%
AT&T Corp.
8.00%, 11/15/2031	27	43
AT&T, Inc.
4.45%, 05/15/2021^	1,200	1,402
4.85%, 02/15/2014	400	426
5.35%, 09/01/2040	898	1,098
5.50%, 02/01/2018	300	363
5.80%, 02/15/2019 ^	1,300	1,616
6.30%, 01/15/2038	500	664
BellSouth Capital Funding Corp.
7.12%, 07/15/2097	335	439
BellSouth Corp.
6.55%, 06/15/2034	500	616
6.88%, 10/15/2031	270	339
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	110	116
7.00%, 10/01/2025	300	386
British Telecommunications PLC
5.95%, 01/15/2018 ^	200	237
9.63%, 12/15/2030	180	288
Centel Capital Corp.
9.00%, 10/15/2019	450	535

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
CenturyLink, Inc.
6.45%, 06/15/2021	$540	$596
7.60%, 09/15/2039	360	370
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	395	476
8.75%, 06/15/2030	330	487
France Telecom SA
2.75%, 09/14/2016 ^	350	362
8.50%, 03/01/2031	430	637
GTE Corp.
6.84%, 04/15/2018 1,792		2,218
8.75%, 11/01/2021	250	357
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	758	793
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400	403
Qwest Corp.
6.75%, 12/01/2021 1,296		1,512
Telecom Italia Capital SA
4.95%, 09/30/2014	250	249
6.18%, 06/18/2014 ^	281	285
7.00%, 06/04/2018	250	253
Telefonica Emisiones SAU
5.46%, 02/16/2021 ^	91	82
6.22%, 07/03/2017	650	637
6.42%, 06/20/2016 ^	380	376
Verizon Communications, Inc.
6.10%, 04/15/2018	411	511
8.75%, 11/01/2018 ^	1,000	1,391
8.95%, 03/01/2039	520	898
Verizon Global Funding Corp.
5.85%, 09/15/2035	175	227
7.75%, 12/01/2030	525	786
Verizon Maryland, Inc.
7.15%, 05/01/2023 ^	600	623
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	240	330
Electric Utilities - 1.0%
AEP Texas Central Co.
6.65%, 02/15/2033	100	130
Alabama Power Co.
6.13%, 05/15/2038	77	107
Alabama Power Co. - Series S
5.88%, 12/01/2022	370	466
Appalachian Power Co.
5.95%, 05/15/2033	50	57
6.38%, 04/01/2036	200	255
6.70%, 08/15/2037	225	304
Arizona Public Service Co.
4.50%, 04/01/2042	121	134
5.05%, 09/01/2041 ^	303	365
Carolina Power & Light Co.
3.00%, 09/15/2021	610	645
5.30%, 01/15/2019	80	97
CenterPoint Energy Houston Electric LLC - Series U
7.00%, 03/01/2014	100	110
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180	226

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Cleveland Electric Illuminating Co. (continued)
8.88%, 11/15/2018	$337	$450
Comision Federal de Electricidad
4.88%, 05/26/2021 - 144A	261	295
Consumers Energy Co.
2.85%, 05/15/2022	121	126
6.70%, 09/15/2019	100	131
Detroit Edison Co.
2.65%, 06/15/2022	68	70
3.95%, 06/15/2042	101	110
Duke Energy Carolinas LLC
3.90%, 06/15/2021 ^	260	296
4.25%, 12/15/2041	264	296
4.30%, 06/15/2020 ^	156	182
6.45%, 10/15/2032	100	134
Duke Energy Corp.
3.55%, 09/15/2021	348	376
Duke Energy Indiana, Inc.
3.75%, 07/15/2020 ^	200	222
Enel Finance International NV
5.13%, 10/07/2019 - 144A ^	450	443
Florida Power & Light Co.
5.13%, 06/01/2041 ^	112	144
5.95%, 10/01/2033 ^	425	578
Great Plains Energy, Inc.
4.85%, 06/01/2021	26	28
Indiana Michigan Power Co.
7.00%, 03/15/2019	338	423
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	330	421
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	500	577
Kansas City Power & Light Co.
5.30%, 10/01/2041	1,040	1,199
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55	72
MidAmerican Energy Co.
5.30%, 03/15/2018	500	595
Nevada Power Co.
5.38%, 09/15/2040	52	65
5.45%, 05/15/2041 ^	400	513
6.50%, 08/01/2018	910	1,135
Nevada Power Co. - Series V
7.13%, 03/15/2019	100	130
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50	57
NiSource Finance Corp.
5.80%, 02/01/2042	1,119	1,320
6.80%, 01/15/2019	604	730
Northern States Power Co.
5.35%, 11/01/2039	19	25
6.25%, 06/01/2036 ^	100	142
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	775	950
7.00%, 09/01/2022	175	218
Pacific Gas & Electric Co.
3.25%, 09/15/2021 ^	159	169
4.45%, 04/15/2042	167	191
4.50%, 12/15/2041	540	620

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Pacific Gas & Electric Co. (continued)
5.40%, 01/15/2040	$42	$54
6.05%, 03/01/2034	60	81
8.25%, 10/15/2018 ^	395	540
PacifiCorp
5.50%, 01/15/2019	125	151
5.65%, 07/15/2018	100	122
6.25%, 10/15/2037	360	508
Pennsylvania Electric Co.
6.05%, 09/01/2017	150	173
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165	172
PPL Energy Supply LLC
4.60%, 12/15/2021	460	485
Progress Energy, Inc.
3.15%, 04/01/2022	156	160
4.40%, 01/15/2021 ^	140	160
4.88%, 12/01/2019 ^	200	232
6.00%, 12/01/2039	50	64
7.75%, 03/01/2031	150	216
Public Service Co., of Colorado
3.20%, 11/15/2020	56	61
Public Service Co., of Oklahoma
5.15%, 12/01/2019	133	155
Public Service Electric & Gas Co.
2.70%, 05/01/2015	150	158
5.38%, 11/01/2039	28	37
Southern California Edison Co.
3.90%, 12/01/2041 ^	660	706
5.50%, 03/15/2040 ^	130	172
6.65%, 04/01/2029	300	406
Southern Co.
1.95%, 09/01/2016 ^	254	262
Southwestern Public Service Co. - Series G
8.75%, 12/01/2018	405	548
Virginia Electric and Power Co.
2.95%, 01/15/2022 ^	157	167
Wisconsin Electric Power Co.
2.95%, 09/15/2021 ^	26	28
Electronic Equipment & Instruments - 0.0% ¥
Arrow Electronics, Inc.
3.38%, 11/01/2015 ^	75	78
6.00%, 04/01/2020	385	427
6.88%, 07/01/2013	160	168
6.88%, 06/01/2018 ^	92	108
Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200	304
Halliburton Co.
6.15%, 09/15/2019	70	87
7.60%, 08/15/2096 - 144A	160	243
Nabors Industries, Inc.
6.15%, 02/15/2018	205	237
Noble Holding International, Ltd.
3.95%, 03/15/2022	87	91
5.25%, 03/15/2042	253	269
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	344	374

	Principal (000’s)	Value (000’s)
Energy Equipment & Services (continued)
Spectra Energy Capital LLC
6.20%, 04/15/2018	$325	$390
7.50%, 09/15/2038 ^	125	172
8.00%, 10/01/2019	490	641
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	250	252
6.50%, 08/15/2018	175	221
7.13%, 01/15/2019	400	517
Transocean, Inc.
6.38%, 12/15/2021	161	194
6.50%, 11/15/2020	500	597
7.35%, 12/15/2041 ^	124	166
7.50%, 04/15/2031	200	243
Weatherford International, Ltd.
5.95%, 04/15/2042 ^	105	113
Food & Staples Retailing - 0.1%
CVS Caremark Corp.
4.13%, 05/15/2021 ^	360	406
6.13%, 09/15/2039	150	197
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	660	763
Kroger Co.
2.20%, 01/15/2017	123	125
3.40%, 04/15/2022 ^	700	709
5.40%, 07/15/2040	51	56
6.15%, 01/15/2020	300	364
7.50%, 04/01/2031 ^	100	133
8.00%, 09/15/2029	175	236
Food Products - 0.3%
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	400	414
8.50%, 06/15/2019	310	390
Cargill, Inc.
3.30%, 03/01/2022 - 144A	1,260	1,319
6.00%, 11/27/2017 - 144A	220	265
7.35%, 03/06/2019 - 144A	250	320
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A	214	227
5.00%, 06/04/2042 - 144A	156	176
5.38%, 02/10/2020 - 144A	318	384
6.13%, 08/23/2018 - 144A	225	279
6.50%, 02/09/2040 - 144A	645	860
6.88%, 01/26/2039 - 144A	196	271
Kraft Foods, Inc.
5.38%, 02/10/2020	291	351
6.50%, 08/11/2017	1,171	1,438
Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	601	637
4.45%, 04/15/2013	300	307
5.25%, 08/15/2019	100	118
5.88%, 03/15/2041	109	144
6.38%, 07/15/2016	300	348
Atmos Energy Corp.
4.95%, 10/15/2014	200	216
8.50%, 03/15/2019	44	59
Boston Gas Co.
4.49%, 02/15/2042 - 144A ^	330	378

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Gas Utilities (continued)
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	$352	$389
5.95%, 01/15/2014	150	160
6.13%, 11/01/2017	630	755
Health Care Providers & Services - 0.1%
Aetna, Inc.
4.50%, 05/15/2042	153	164
6.75%, 12/15/2037	305	422
Medco Health Solutions, Inc.
2.75%, 09/15/2015 ^	140	145
7.13%, 03/15/2018	250	315
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^	412	441
WellPoint, Inc.
3.13%, 05/15/2022	492	493
4.63%, 05/15/2042 ^	400	413
5.88%, 06/15/2017	650	768
Household Durables - 0.0% ¥
Newell Rubbermaid, Inc.
4.70%, 08/15/2020 ^	183	201
Household Products - 0.0% ¥
Kimberly-Clark Corp.
2.40%, 03/01/2022 ^	68	69
Independent Power Producers & Energy Traders - 0.2%
Exelon Generation Co., LLC
4.00%, 10/01/2020	600	622
5.75%, 10/01/2041	86	95
6.20%, 10/01/2017	940	1,102
PSEG Power LLC
4.15%, 09/15/2021	417	447
5.13%, 04/15/2020 ^	151	172
5.32%, 09/15/2016	800	911
5.50%, 12/01/2015	100	112
Southern Power Co.
5.15%, 09/15/2041	360	427
Industrial Conglomerates - 0.1%
Danaher Corp.
3.90%, 06/23/2021	261	298
Koninklijke Philips Electronics NV
3.75%, 03/15/2022 ^	606	653
7.20%, 06/01/2026	500	676
Insurance - 1.1%
ACE INA Holdings, Inc.
5.60%, 05/15/2015	425	477
Aflac, Inc.
4.00%, 02/15/2022 ^	466	500
6.45%, 08/15/2040	108	133
8.50%, 05/15/2019	235	311
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	800	997
Allstate Corp.
5.00%, 08/15/2014	70	76
7.45%, 05/16/2019	100	131
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 ^	187	197
4.40%, 05/15/2042	268	289
5.40%, 05/15/2018 ^	2,000	2,416
5.75%, 01/15/2040	100	129
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 ^	727	804

	Principal (000’s)	Value (000’s)
Insurance (continued)
CNA Financial Corp.
5.85%, 12/15/2014	$200	$215
5.88%, 08/15/2020	282	322
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	1,400	1,550
5.38%, 05/08/2013 - 144A	950	982
Lincoln National Corp.
4.20%, 03/15/2022	53	55
4.85%, 06/24/2021	58	63
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A ^	297	330
MetLife Institutional Funding II
1.36%, 04/04/2014 - 144A *	230	231
MetLife, Inc.
6.75%, 06/01/2016	580	686
Metropolitan Life Global Funding I
2.00%, 01/10/2014 - 144A	200	203
2.50%, 01/11/2013 - 09/29/2015 - 144A	3,070	3,150
3.65%, 06/14/2018 - 144A	520	561
3.88%, 04/11/2022 - 144A	720	776
5.13%, 06/10/2014 - 144A	300	322
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	260	261
9.38%, 08/15/2039 - 144A	1,425	1,962
New York Life Global Funding
1.30%, 01/12/2015 - 144A ^	420	425
3.00%, 05/04/2015 - 144A	600	634
4.65%, 05/09/2013 - 144A ^	150	155
Pacific Life Global Funding
5.00%, 05/15/2017 - 144A	100	106
5.15%, 04/15/2013 - 144A	280	289
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	1,150	1,536
Principal Life Income Funding Trusts
5.10%, 04/15/2014	385	412
5.30%, 12/14/2012	260	264
5.30%, 04/24/2013 ^	250	259
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	900	1,212
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450	616
Internet Software & Services - 0.0% ¥
eBay, Inc.
2.60%, 07/15/2022 ^	117	119
3.25%, 10/15/2020 ^	420	448
4.00%, 07/15/2042	133	134
IT Services - 0.1%
HP Enterprise Services LLC
7.45%, 10/15/2029	500	616
International Business Machines Corp.
1.25%, 02/06/2017	315	320
1.88%, 05/15/2019	420	430
1.95%, 07/22/2016	264	275
4.00%, 06/20/2042	169	189
7.00%, 10/30/2025	508	722
Machinery - 0.1%
Caterpillar, Inc.
1.50%, 06/26/2017	115	117
2.60%, 06/26/2022	123	128

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Machinery (continued)
Caterpillar, Inc. (continued)
7.90%, 12/15/2018 ^	$250	$341
Deere & Co.
2.60%, 06/08/2022	119	123
3.90%, 06/09/2042	107	115
Eaton Corp.
7.63%, 04/01/2024	500	671
Media - 0.8%
CBS Corp.
4.85%, 07/01/2042	320	338
5.50%, 05/15/2033	150	166
5.75%, 04/15/2020	63	76
7.88%, 07/30/2030	130	178
8.88%, 05/15/2019	100	135
Comcast Cable Communications LLC
8.88%, 05/01/2017	250	330
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414	622
Comcast Corp.
5.85%, 11/15/2015	300	346
6.45%, 03/15/2037	100	130
6.50%, 11/15/2035	100	130
7.05%, 03/15/2033	1,300	1,726
COX Communications, Inc.
5.45%, 12/15/2014	50	55
COX Enterprises, Inc.
7.38%, 07/15/2027 - 144A	200	250
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	910	962
4.60%, 02/15/2021	400	447
6.00%, 08/15/2040	700	815
6.38%, 03/01/2041	240	293
Discovery Communications LLC
4.38%, 06/15/2021 ^	344	387
Historic TW, Inc.
9.15%, 02/01/2023	200	285
NBCUniversal Media LLC
4.38%, 04/01/2021	1,000	1,130
5.95%, 04/01/2041	210	266
News America, Inc.
6.20%, 12/15/2034	250	306
6.65%, 11/15/2037	600	775
7.25%, 05/18/2018	155	187
7.30%, 04/30/2028	130	159
7.70%, 10/30/2025 ^	300	397
8.88%, 04/26/2023	200	269
TCI Communications, Inc.
7.13%, 02/15/2028	100	133
8.75%, 08/01/2015	700	856
Thomson Reuters Corp.
3.95%, 09/30/2021 ^	1,005	1,099
4.70%, 10/15/2019	75	86
Time Warner Cable, Inc.
5.50%, 09/01/2041	388	453
6.55%, 05/01/2037	700	892
6.75%, 07/01/2018	40	50
7.30%, 07/01/2038	90	123
8.25%, 02/14/2014 - 04/01/2019	930	1,150

	Principal (000’s)	Value (000’s)
Media (continued)
Time Warner Cable, Inc. (continued)
8.75%, 02/14/2019	$380	$516
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250	357
Time Warner, Inc.
4.75%, 03/29/2021	140	162
5.38%, 10/15/2041	112	128
6.20%, 03/15/2040	100	124
6.25%, 03/29/2041	87	109
7.63%, 04/15/2031	300	408
7.70%, 05/01/2032	100	139
Viacom, Inc.
3.88%, 12/15/2021	606	662
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
1.63%, 02/24/2017 ^	111	113
3.25%, 11/21/2021	670	725
4.13%, 02/24/2042	300	333
6.50%, 04/01/2019	270	348
Placer Dome, Inc.
6.45%, 10/15/2035	399	477
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80	87
3.75%, 09/20/2021	941	1,046
8.95%, 05/01/2014	400	455
Multiline Retail - 0.1%
Kohl’s Corp.
4.00%, 11/01/2021 ^	262	278
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022 ^	203	219
5.13%, 01/15/2042	100	110
6.90%, 04/01/2029	200	246
7.45%, 07/15/2017	240	296
Nordstrom, Inc.
4.00%, 10/15/2021 ^	301	340
Target Corp.
7.00%, 01/15/2038	140	210
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.
6.50%, 05/01/2018	180	217
Consolidated Edison Co., of New York, Inc.
5.70%, 06/15/2040	154	212
Delmarva Power & Light Co.
4.00%, 06/01/2042	294	318
Dominion Resources, Inc.
4.90%, 08/01/2041 ^	103	123
5.25%, 08/01/2033	500	595
6.00%, 11/30/2017 ^	450	541
6.40%, 06/15/2018	170	211
San Diego Gas & Electric Co.
3.95%, 11/15/2041	376	416
6.00%, 06/01/2026	320	433
Sempra Energy
2.00%, 03/15/2014	110	112
6.00%, 10/15/2039	150	200
8.90%, 11/15/2013	180	198
9.80%, 02/15/2019	764	1,078
Xcel Energy, Inc.
4.70%, 05/15/2020	50	59

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Multi-Utilities (continued)
Xcel Energy, Inc. (continued)
4.80%, 09/15/2041 ^	$116	$138
Office Electronics - 0.1%
Xerox Corp.
4.50%, 05/15/2021 ^	80	83
5.63%, 12/15/2019	535	595
6.75%, 02/01/2017	330	386
8.25%, 05/15/2014	90	101
Oil, Gas & Consumable Fuels - 0.8%
Alberta Energy Co., Ltd.
7.38%, 11/01/2031	500	612
Anadarko Finance Co. - Series B
7.50%, 05/01/2031 ^	530	710
Anadarko Holding Co.
7.15%, 05/15/2028	52	61
Anadarko Petroleum Corp.
7.63%, 03/15/2014	400	438
8.70%, 03/15/2019	150	200
Apache Corp.
3.25%, 04/15/2022	152	165
4.75%, 04/15/2043	268	317
6.90%, 09/15/2018 ^	180	229
BG Energy Capital PLC
5.13%, 10/15/2041 - 144A ^	200	240
BP Capital Markets PLC
1.85%, 05/05/2017	429	440
3.25%, 05/06/2022	462	497
Burlington Resources Finance Co.
7.40%, 12/01/2031	290	421
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	150	189
ConocoPhillips
6.00%, 01/15/2020	105	134
6.65%, 07/15/2018	350	441
Devon Energy Corp.
3.25%, 05/15/2022	337	354
4.75%, 05/15/2042 ^	224	252
6.30%, 01/15/2019	600	748
EnCana Corp.
6.50%, 05/15/2019 - 08/15/2034	610	717
ENI SpA
5.70%, 10/01/2040 - 144A	900	929
EOG Resources, Inc.
4.10%, 02/01/2021 ^	300	342
Occidental Petroleum Corp.
1.75%, 02/15/2017	208	214
2.70%, 02/15/2023 ^	882	915
Petrobras International Finance Co.
5.38%, 01/27/2021	400	447
Petro-Canada
5.35%, 07/15/2033	100	110
6.05%, 05/15/2018	312	376
7.88%, 06/15/2026	100	139
Phillips 66
2.95%, 05/01/2017 - 144A	161	169
4.30%, 04/01/2022 - 144A	130	142
Shell International Finance BV
3.10%, 06/28/2015	478	513
4.30%, 09/22/2019	300	354

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
4.38%, 03/25/2020	$410	$485
6.38%, 12/15/2038	100	150
Statoil ASA
3.13%, 08/17/2017	200	219
3.15%, 01/23/2022 ^	313	338
4.25%, 11/23/2041	236	268
5.25%, 04/15/2019	1,130	1,364
Suncor Energy, Inc.
5.95%, 12/01/2034	400	482
6.10%, 06/01/2018	250	304
Talisman Energy, Inc.
7.75%, 06/01/2019	385	487
Tosco Corp.
7.80%, 01/01/2027	160	235
8.13%, 02/15/2030	230	356
Total Capital International SA
1.55%, 06/28/2017	187	190
2.88%, 02/17/2022 ^	688	731
Total Capital SA
2.30%, 03/15/2016	400	418
4.13%, 01/28/2021	82	95
Pharmaceuticals - 0.1%
Pharmacia Corp.
6.50%, 12/01/2018	260	332
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	830	904
Real Estate Investment Trusts - 0.3%
CommonWealth REIT
5.88%, 09/15/2020 ^	400	425
6.25%, 08/15/2016	400	430
6.65%, 01/15/2018	215	235
ERP Operating, LP
4.63%, 12/15/2021	479	542
5.25%, 09/15/2014	860	931
5.75%, 06/15/2017 ^	120	141
HCP, Inc.
3.75%, 02/01/2019	232	243
5.38%, 02/01/2021	105	122
Simon Property Group, LP
4.13%, 12/01/2021	404	445
4.38%, 03/01/2021 ^	210	235
5.65%, 02/01/2020	247	296
6.13%, 05/30/2018	280	336
6.75%, 05/15/2014	50	54
10.35%, 04/01/2019	220	315
WEA Finance LLC
7.13%, 04/15/2018 - 144A	260	310
WEA Finance LLC / WT Finance AUST Pty, Ltd.
6.75%, 09/02/2019 - 144A	580	692
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	176	187
3.60%, 09/01/2020	125	136
4.70%, 10/01/2019	75	86
5.40%, 06/01/2041	175	212
5.65%, 05/01/2017	387	456
5.75%, 03/15/2018 - 05/01/2040	1,000	1,234

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Road & Rail (continued)
Burlington Northern Santa Fe LLC (continued)
7.29%, 06/01/2036	$90	$125
Canadian National Railway Co.
5.85%, 11/15/2017	180	217
CSX Corp.
4.25%, 06/01/2021 ^	65	73
6.25%, 04/01/2015 - 03/15/2018	285	338
7.38%, 02/01/2019	350	453
7.90%, 05/01/2017	400	502
Norfolk Southern Corp.
3.25%, 12/01/2021	166	176
6.00%, 03/15/2105 - 05/23/2111	944	1,207
Ryder System, Inc.
2.50%, 03/01/2017	440	445
3.60%, 03/01/2016	132	140
Union Pacific Corp.
2.95%, 01/15/2023	43	44
4.16%, 07/15/2022	306	350
4.30%, 06/15/2042	148	159
5.78%, 07/15/2040	300	392
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	586	641
4.80%, 10/01/2041	535	650
National Semiconductor Corp.
3.95%, 04/15/2015 ^	500	543
6.60%, 06/15/2017	200	250
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	70	81
Microsoft Corp.
1.63%, 09/25/2015	390	405
4.50%, 10/01/2040	70	86
Oracle Corp.
5.00%, 07/08/2019	100	121
5.38%, 07/15/2040	123	162
6.13%, 07/08/2039	731	1,038
6.50%, 04/15/2038	200	297
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021	913	965
Lowe’s Cos., Inc.
4.65%, 04/15/2042 ^	443	507
5.13%, 11/15/2041	189	231
5.50%, 10/15/2035	140	173
7.11%, 05/15/2037	120	167
Staples, Inc.
9.75%, 01/15/2014	80	89
Water Utilities - 0.0% ¥
American Water Capital Corp.
6.09%, 10/15/2017	780	926
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
2.38%, 09/08/2016	421	434
3.13%, 07/16/2022	236	243
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	290	296
Vodafone Group PLC
1.63%, 03/20/2017 ^	470	477

	Principal (000’s)	Value (000’s)
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.45%, 06/10/2019	$75	$91

Total Corporate Debt Securities (cost $326,040)		352,127

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 7.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	174,549,005	174,549
Total Securities Lending Collateral (cost $174,549)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.03% ▲, dated 07/31/2012, to be repurchased at $84,711 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/01/2025 - 08/01/2026, and with a total value of $86,406.	$84,711	84,711
Total Repurchase Agreement (cost $84,711)

Total Investment Securities (cost $2,272,731) P		2,383,669
Other Assets and Liabilities - Net		(167,267)

Net Assets		$2,216,402

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Core Bond

(formerly, Transamerica JPMorgan Core Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $169,100.
	Rate shown reflects the yield at 07/31/2012.
*	Floating or variable rate note. Rate is listed as of 07/31/2012.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $470, or 0.02% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $2,272,731. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $115,942 and $5,004, respectively. Net unrealized appreciation for tax purposes is $110,938.
♦	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $209,172, or 9.44% of the fund’s net assets.
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Asset-Backed Securities	$—	$91,087	$—	$91,087
Corporate Debt Securities	—	352,127	—	352,127
Foreign Government Obligations	—	36,556	—	36,556
Mortgage-Backed Securities	—	217,672	—	217,672
Municipal Government Obligations	—	4,245	—	4,245
Repurchase Agreement	—	84,711	—	84,711
Securities Lending Collateral	174,549	—	—	174,549
U.S. Government Agency Obligations	—	1,049,595	—	1,049,595
U.S. Government Obligations	—	373,127	—	373,127

Total	$174,549	$2,209,120	$—	$2,383,669

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Developing Markets Debt

(formerly, Transamerica Morgan Stanley Emerging Markets Debt)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS - 57.3%
Argentina - 2.3%
Argentina Boden Bonds
0.79%, 08/03/2012 *	$20,610	$2,566
7.00%, 10/03/2015	4,864	4,045
Brazil - 8.0%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/2020 - 144A ^	2,970	3,416
5.50%, 07/12/2020 - Reg S ^	1,800	2,070
6.37%, 06/16/2018 - 144A ^	478	564
6.37%, 06/16/2018 - Reg S	1,300	1,534
Brazilian Government International Bond
4.88%, 01/22/2021	1,270	1,524
Republic of Brazil
5.88%, 01/15/2019	1,390	1,717
7.13%, 01/20/2037	3,677	5,663
8.00%, 01/15/2018	1,119	1,326
8.88%, 10/14/2019	3,623	5,235
Colombia - 3.5%
Colombia Government International Bond
4.38%, 07/12/2021 ^	1,170	1,351
6.13%, 01/18/2041 ^	1,400	1,936
Republic of Colombia
7.38%, 03/18/2019	260	346
11.75%, 02/25/2020	2,160	3,542
12.00%, 10/22/2015	COP4,200,000	2,932
Cote d’Ivoire - 0.4%
Republic of The Ivory Coast
3.75%, 12/31/2032 - Reg S	$1,540	1,197
Croatia - 0.6%
Republic of Croatia
6.63%, 07/14/2020 - 144A	1,630	1,679
Ecuador - 0.7%
Republic of Ecuador
9.38%, 12/15/2015 - Reg S	2,020	2,025
Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/2017 - 144A ^	486	544
Hungary - 0.6%
Hungary Government International Bond
6.38%, 03/29/2021	1,210	1,234
7.63%, 03/29/2041 ^	540	566
Indonesia - 0.9%
Republic of Indonesia
6.88%, 01/17/2018 - 144A	740	896
7.75%, 01/17/2038 - 144A	584	861
7.75%, 01/17/2038 - Reg S	670	988
Ireland - 1.9%
Vnesheconombank Via VEB Finance PLC
6.90%, 07/09/2020 - Reg S	4,870	5,527
Lithuania - 1.2%
Lithuania Government International Bond
6.63%, 02/01/2022 - 144A ^	990	1,175
Republic of Lithuania
6.13%, 03/09/2021 - 144A	550	629
7.38%, 02/11/2020 - Reg S	1,370	1,675

	Principal (000’s)	Value (000’s)
Malaysia - 1.0%
Republic of Malaysia
3.21%, 05/31/2013	MYR 9,280	$2,970
Mexico - 4.6%
Mexico Government International Bond
3.63%, 03/15/2022 ^	$3,100	3,418
United Mexican States
6.05%, 01/11/2040	750	1,038
6.75%, 09/27/2034	3,657	5,303
8.00%, 06/11/2020	MXN37,340	3,343
Panama - 1.8%
Republic of Panama
5.20%, 01/30/2020 ^	$1,230	1,464
8.88%, 09/30/2027	1,694	2,727
9.38%, 04/01/2029	700	1,183
Peru - 2.6%
Peruvian Government International Bond
5.63%, 11/18/2050	1,750	2,306
Republic of Peru
7.35%, 07/21/2025	10	15
8.20%, 08/12/2026 - Reg S	PEN4,060	2,015
8.75%, 11/21/2033	$1,881	3,268
Philippines - 4.7%
Republic of The Philippines
4.00%, 01/15/2021	6,943	7,681
8.38%, 06/17/2019	1,841	2,522
9.50%, 02/02/2030	1,796	3,060
Poland - 0.3%
Poland Government International Bond
5.00%, 03/23/2022	860	985
Russian Federation - 8.2%
Russian Federation
5.00%, 04/29/2020 - Reg S ^	6,500	7,371
12.75%, 06/24/2028 - Reg S	3,470	6,610
Russian Foreign Bond - Eurobond
5.63%, 04/04/2042 - 144A	8,000	9,480
South Africa - 1.8%
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021 - 144A	3,754	4,162
5.75%, 01/26/2021 - Reg S ^	1,110	1,231
Sri Lanka - 0.4%
Republic of Sri Lanka
6.25%, 10/04/2020 - 144A	680	707
6.25%, 10/04/2020 - Reg S	100	104
Sri Lanka Government International Bond
5.88%, 07/25/2022 - 144A ^	470	476
Turkey - 3.4%
Republic of Turkey
5.63%, 03/30/2021	1,500	1,699
6.88%, 03/17/2036	4,584	5,850
7.00%, 03/11/2019	1,480	1,774
8.00%, 02/14/2034	390	553
Ukraine - 1.7%
Republic of Ukraine
6.58%, 11/21/2016 - Reg S	862	791
7.75%, 09/23/2020 - 144A ^	1,780	1,606
7.75%, 09/23/2020 - Reg S ^	2,516	2,271

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Developing Markets Debt

(formerly, Transamerica Morgan Stanley Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Uruguay - 0.8%
Republic of Uruguay
8.00%, 11/18/2022	$1,553	$2,267
Venezuela - 5.7%
Republic of Venezuela
6.00%, 12/09/2020 - Reg S	1,940	1,353
7.65%, 04/21/2025 ^	4,700	3,356
9.00%, 05/07/2023 - Reg S	2,110	1,646
9.25%, 09/15/2027 ^	11,607	9,593

Total Foreign Government Obligations (cost $142,745)		164,961

CORPORATE DEBT SECURITIES - 32.3%
Brazil - 1.8%
Banco Safra Cayman Islands, Ltd.
6.75%, 01/27/2021 - 144A	1,440	1,570
6.75%, 01/27/2021 - Reg S ^	890	970
Centrais Eletricas Brasileiras SA
5.75%, 10/27/2021 - 144A ^	2,450	2,750
Cayman Islands - 1.0%
Odebrecht Finance, Ltd.
6.00%, 04/05/2023 - 144A ^	2,570	2,782
Ireland - 0.5%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
7.75%, 02/02/2021 - 144A	1,480	1,473
Kazakhstan - 3.8%
Development Bank of Kazakhstan JSC
5.50%, 12/20/2015 - 144A	1,280	1,347
KazMunayGas National Co.
6.38%, 04/09/2021 - 144A	2,550	2,957
6.38%, 04/09/2021 - Reg S	1,960	2,273
9.13%, 07/02/2018 - 144A	2,870	3,695
9.13%, 07/02/2018 - Reg S	550	708
Luxembourg - 3.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017 - 144A	1,527	1,667
6.30%, 05/15/2017 - Reg S	1,500	1,637
7.18%, 05/16/2013 - 144A	4,130	4,299
7.18%, 05/16/2013 - Reg S	450	468
7.75%, 05/29/2018 - Reg S	1,600	1,878
Mexico - 6.9%
BBVA Bancomer SA
6.75%, 09/30/2022 - 144A ^	1,540	1,594
Cemex SAB de CV
9.00%, 01/11/2018 - 144A ^	2,020	1,879
9.00%, 01/11/2018 - Reg S	340	316
Petroleos Mexicanos
4.88%, 01/24/2022 - 144A	2,080	2,345
4.88%, 01/24/2022 - Reg S ^	500	564
5.50%, 01/21/2021 ^	8,740	10,181
8.00%, 05/03/2019 ^	2,097	2,737
Netherlands - 4.2%
Intergas Finance BV
6.38%, 05/14/2017 - Reg S	900	1,006
Majapahit Holding BV
7.75%, 01/20/2020 - Reg S	8,340	10,196
VimpelCom Holdings BV
7.50%, 03/01/2022 - 144A ^	1,200	1,170

	Principal (000’s)	Value (000’s)
Peru - 0.2%
Corp. Azucarera del Peru SA
6.38%, 08/02/2022 - 144A	$690	$706
South Africa - 0.3%
Transnet SOC, Ltd.
4.00%, 07/26/2022 - 144A ^	940	938
Turkey - 1.0%
Export Credit Bank of Turkey
5.88%, 04/24/2019 - 144A ^	2,700	2,923
United States - 3.4%
Pemex Project Funding Master Trust
6.63%, 06/15/2035 - 06/15/2038	5,173	6,634
8.63%, 12/01/2023	1,750	2,310
Reliance Holdings USA, Inc.
6.25%, 10/19/2040 - 144A ^	850	888
Venezuela - 5.7%
Petroleos de Venezuela SA
8.50%, 11/02/2017 - Reg S	19,240	16,113
Total Corporate Debt Securities (cost $84,776)		92,974

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 16.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	46,851,228	46,851
Total Securities Lending Collateral (cost $46,851)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 7.6%
State Street Bank & Trust Co. 0.03% ▲, dated 07/31/2012, to be repurchased at $21,831 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $22,268.	$21,831	21,831
Total Repurchase Agreement (cost $21,831)

Total Investment Securities (cost $296,203) P		326,617
Other Assets and Liabilities - Net		(38,748)

Net Assets		$287,869

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Developing Markets Debt

(formerly, Transamerica Morgan Stanley Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Foreign Government Obligation	50.5%	$164,961
Oil, Gas & Consumable Fuels	15.7	51,406
Commercial Banks	5.6	18,353
Electric Utilities	4.0	12,946
Construction & Engineering	0.9	2,782
Wireless Telecommunication Services	0.8	2,643
Construction Materials	0.7	2,195
Gas Utilities	0.3	1,006
Transportation Infrastructure	0.3	938
Food Products	0.2	705

Investment Securities, at Value	79.0	257,935
Short-Term Investments	21.0	68,682

Total Investments	100.0%	$326,617

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
10-Year U.S. Treasury Note	Short	(51)	09/19/2012	$(97)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 07/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $45,894.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $296,203. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $31,514 and $1,100, respectively. Net unrealized appreciation for tax purposes is $30,414.
g	Cash in the amount of $148 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $61,178, or 21.25% of the fund’s net assets.
JSC	Joint Stock Company
OJSC	Open Joint Stock Company

CURRENCY ABBREVIATIONS:

COP	Columbian Peso
MXN	Mexican Peso
MYR	Malaysian Riggit
PEN	Peruvian Nuevo Sol

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Developing Markets Debt

(formerly, Transamerica Morgan Stanley Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Corporate Debt Securities	$—	$92,974	$—	$92,974
Foreign Government Obligations	—	164,961	—	164,961
Repurchase Agreement	—	21,831	—	21,831
Securities Lending Collateral	46,851	—	—	46,851

Total	$46,851	$279,766	$—	$326,617

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Futures Contracts - Depreciation	$(97)	$—	$—	$(97)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS - 1.8%
Brazil - 1.3%
Lojas Americanas SA , 0.57% 	554,834	$3,942
Colombia - 0.5%
Banco Davivienda SA , 2.04% 	127,131	1,537

Total Preferred Stocks (cost $4,913)		5,479

COMMON STOCKS - 94.9%
Brazil - 9.5%
B2W Cia Global Do Varejo ‡	158,716	517
Banco Bradesco SA ADR	100,000	1,534
BM&FBovespa SA	921,146	5,169
Cia Brasileira de Distribuicao Grupo Pao de
Acucar ADR^	89,330	3,653
Cia de Bebidas das Americas ADR	74,700	2,880
Embraer SA ADR ‡	99,760	2,532
Estacio Participacoes SA	139,500	1,718
Kroton Educacional SA ‡	142,804	2,147
Natura Cosmeticos SA	126,500	3,319
Petroleo Brasileiro SA - Class A ADR	120,400	2,291
Vale SA - Class B ADR	138,650	2,458
Chile - 0.3%
Banco Santander Chile	12,221,665	886
China - 5.2%
Baidu, Inc. ADR ‡	62,920	7,583
Ctrip.com International, Ltd. ADR ‡^	168,990	2,109
Home Inns & Hotels Management, Inc. ADR ‡^	56,000	1,023
NetEase, Inc. ADR ‡	52,150	2,754
New Oriental Education & Technology Group ADR ‡^	130,590	1,491
Shanghai Zhenhua Heavy Industries Co., Ltd. ‡	420,170	124
Youku, Inc. ADR ‡^	19,270	328
Colombia - 1.4%
Almacenes Exito SA	154,566	2,648
Bancolombia SA ADR	24,370	1,507
Denmark - 2.6%
Carlsberg AS - Class B	79,092	6,412
FLSmidth & Co. A/S	21,614	1,304
Egypt - 0.6%
Commercial International Bank Egypt SAE	371,940	1,689
Eastern Tobacco	17,722	225
France - 1.0%
CFAO SA	50,352	2,383
Technip SA	5,130	541
Hong Kong - 10.7%
AIA Group, Ltd.	891,000	3,131
China Shenhua Energy Co., Ltd. - Class H	730,000	2,725
CNOOC, Ltd.	1,510,000	3,057
Hang Lung Group, Ltd.	246,750	1,647
Hang Lung Properties, Ltd.	643,549	2,290
Hong Kong Exchanges and Clearing, Ltd. ^	211,926	2,848
Prada SpA	471,200	3,260
Sinopharm Group Co., Ltd. - Class H ^	312,000	917
Sun Art Retail Group, Ltd. ^	48,000	57
Tencent Holdings, Ltd.	142,200	4,251
Tingyi Cayman Islands Holding Corp. ^	1,507,000	3,724
Want Want China Holdings, Ltd. ^	2,868,000	3,476
Wumart Stores, Inc. ^	290,000	562
India - 13.1%
Ambuja Cements, Ltd.	156,851	513
Asian Paints, Ltd.	24,870	1,632
Cipla, Ltd.	154,370	942
Colgate-Palmolive India, Ltd.	93,973	1,953
HDFC Bank, Ltd. ADR	128,260	4,349
Hindustan Unilever, Ltd.	336,628	2,820
Housing Development Finance Corp.	449,501	5,570
ICICI Bank, Ltd. ADR	94,830	3,283

	Shares	Value (000’s)
India (continued)
Infosys, Ltd.	207,936	$8,307
Marico, Ltd.	396,730	1,387
Sun Pharmaceuticals Industries, Ltd.	98,040	1,158
Sun TV Network, Ltd.	152,021	726
Tata Consultancy Services, Ltd.	138,177	3,088
TV18 Broadcast, Ltd. ‡	173,544	69
Ultratech Cement, Ltd.	6,454	190
Zee Entertainment Enterprises, Ltd.	973,715	2,956
Indonesia - 1.6%
Astra International PT	3,764,500	2,784
Unilever Indonesia PT	762,000	1,952
Italy - 0.2%
Saipem SpA ‡	9,926	459
Salvatore Ferragamo Italia SpA	11,843	230
Korea, Republic of - 5.3%
E-Mart Co., Ltd. ^	18,736	4,358
MegaStudy Co., Ltd.	6,933	421
NHN Corp. ^	38,880	9,457
Shinsegae Co., Ltd.	8,578	1,582
Luxembourg - 1.2%
Tenaris SA ADR ^	95,130	3,642
Malaysia - 0.5%
Genting Bhd	446,100	1,350
Mexico - 10.1%
America Movil SAB de CV - Series L ADR	436,370	11,647
Fomento Economico Mexicano SAB de CV ADR	70,570	6,028
Fomento Economico Mexicano SAB de CV	662,806	5,657
Grupo Financiero Inbursa SAB de CV - Class O	657,764	1,731
Grupo Televisa SAB ADR	82,100	1,871
Wal-Mart de Mexico SAB de CV - Series V	1,094,129	3,086
Philippines - 3.3%
Jollibee Foods Corp.	687,430	1,698
SM Investments Corp.	146,030	2,624
SM Prime Holdings, Inc.	16,794,163	5,624
Russian Federation - 2.5%
Magnit OJSC Ә	57,070	7,324
Singapore - 1.1%
Dairy Farm International Holdings, Ltd.	108,142	1,134
Genting Singapore PLC ^	1,667,000	1,749
Jardine Strategic Holdings, Ltd.	8,000	251
South Africa - 3.7%
Anglo American Platinum, Ltd. ^	37,180	1,909
Impala Platinum Holdings, Ltd. ^	177,270	2,785
MTN Group, Ltd.	247,961	4,464
Standard Bank Group, Ltd.	129,374	1,782
Taiwan - 3.2%
Epistar Corp.	775,500	1,453
HTC Corp.	199,263	1,940
Synnex Technology International Corp.	922,801	2,015
Taiwan Semiconductor Manufacturing Co., Ltd.	1,481,459	4,001
Thailand - 0.7%
Siam Commercial Bank PCL	394,300	2,017
Turkey - 5.1%
Akbank TAS	492,311	1,854
Anadolu Efes Biracilik Ve Malt Sanayii AS	169,740	2,308
BIM Birlesik Magazalar AS	51,566	2,241
Enka Insaat ve Sanayi AS	989,938	2,868
Haci OMER Sabanci Holding AS	927,618	4,072
Turkiye Garanti Bankasi AS	480,910	1,876
United Kingdom - 9.3%
Anglo American PLC	104,916	3,125
BG Group PLC	160,860	3,183

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
United Kingdom (continued)
Eurasia Drilling Co., Ltd. GDR	54,704	$1,504
Magnit OJSC GDR ^	55,570	1,800
NovaTek OAO GDR ^	40,800	4,614
SABMiller PLC	116,020	5,016
Tullow Oil PLC	240,450	4,864
Unilever PLC	99,735	3,582
United States - 2.7%
Almacenes Exito SA - 144A GDR	135,400	2,335
Credicorp, Ltd.	10,030	1,163
MercadoLibre, Inc. ^	4,190	280
NovaTek OAO - Reg S 144A GDR	11,300	1,219
Yandex NV - Class A ‡^	160,980	3,095

Total Common Stocks (cost $283,515)		282,137

SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	31,508,248	31,508
Total Securities Lending Collateral (cost $31,508)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $4,810 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $4,909.	$4,810	$4,810
Total Repurchase Agreement (cost $4,810)

Total Investment Securities (cost $324,746) P		323,934
Other Assets and Liabilities - Net		(26,448)

Net Assets		$297,486

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Food & Staples Retailing	9.5%	$30,779
Beverages	8.7	28,299
Internet Software & Services	8.6	27,748
Commercial Banks	7.8	25,208
Oil, Gas & Consumable Fuels	6.8	21,953
Wireless Telecommunication Services	5.0	16,111
Diversified Financial Services	3.7	12,090
IT Services	3.5	11,395
Food Products	3.3	10,782
Metals & Mining	3.2	10,278
Real Estate Management & Development	2.9	9,561
Hotels, Restaurants & Leisure	2.4	7,928
Household Products	2.1	6,726
Energy Equipment & Services	1.9	6,145
Diversified Consumer Services	1.8	5,777
Industrial Conglomerates	1.8	5,743
Media	1.7	5,622
Thrifts & Mortgage Finance	1.7	5,570
Semiconductors & Semiconductor Equipment	1.7	5,454
Personal Products	1.5	4,706
Multiline Retail	1.2	3,942
Textiles, Apparel & Luxury Goods	1.1	3,490
Insurance	1.0	3,131
Automobiles	0.9	2,784
Aerospace & Defense	0.8	2,532
Distributors	0.7	2,383
Pharmaceuticals	0.6	2,100
Electronic Equipment & Instruments	0.6	2,015
Communications Equipment	0.6	1,940
Chemicals	0.5	1,632
Construction & Engineering	0.4	1,305
Health Care Providers & Services	0.3	917
Construction Materials	0.2	703
Internet & Catalog Retail	0.2	518
Tobacco	0.1	225
Machinery	0.0	¥124

Investment Securities, at Value	88.8	287,616
Short-Term Investments	11.2	36,318

Total Investments	100.0%	$323,934

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Developing Markets Equity

(formerly, Transamerica Oppenheimer Developing Markets)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $30,086.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $7,324, or 2.46% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $324,746. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34,336 and $35,148, respectively. Net unrealized depreciation for tax purposes is $812.
¥	Percentage rounds to less than 0.1%.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $3,554, or 1.19% of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Exchange)
OJSC	Open Joint Stock Company

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$97,933	$184,204	$—	$282,137
Preferred Stocks	5,479	—	—	5,479
Repurchase Agreement	—	4,810	—	4,810
Securities Lending Collateral	31,508	—	—	31,508

Total	$134,920	$189,014	$—	$323,934

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2012 ₪	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2012 ƒ
Rights	$	♦	$1	$(1)	$—	$—	$—	$—	$—	$—	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Rights exercised on 11/10/2011.
₪	Total aggregate market value of Level 3 securities is less than 0.01% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Diversified Equity

(formerly, Transamerica WMC Diversified Equity)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.3%
Aerospace & Defense - 2.1%
Boeing Co.	253,303	$18,722
Honeywell International, Inc.	236,318	13,718
Beverages - 3.6%
Coca-Cola Co.	668,660	54,028
Biotechnology - 6.7%
Amgen, Inc.	464,249	38,348
Biogen Idec, Inc. ‡	174,789	25,489
Celgene Corp. ‡	288,564	19,755
Gilead Sciences, Inc. ‡	335,734	18,240
Chemicals - 1.6%
CF Industries Holdings, Inc.	65,479	12,819
Sherwin-Williams Co.	84,424	11,342
Communications Equipment - 6.4%
Cisco Systems, Inc.	3,834,890	61,167
Emulex Corp. ‡	653,264	4,227
F5 Networks, Inc. ‡	64,504	6,023
QUALCOMM, Inc.	413,591	24,683
Computers & Peripherals - 12.0%
Apple, Inc. ‡	217,276	132,704
EMC Corp. ‡	1,157,289	30,334
NetApp, Inc. ‡	202,524	6,616
QLogic Corp. ‡^	902,030	10,409
Consumer Finance - 1.2%
American Express Co.	315,915	18,231
Diversified Consumer Services - 0.5%
ITT Educational Services, Inc. ‡^	188,440	7,315
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	755,707	34,113
Energy Equipment & Services - 2.6%
Core Laboratories NV ^	60,564	6,757
Diamond Offshore Drilling, Inc. ^	196,940	12,883
National Oilwell Varco, Inc.	151,667	10,966
Oceaneering International, Inc.	158,614	8,199
Food & Staples Retailing - 5.1%
Costco Wholesale Corp.	233,088	22,418
CVS Caremark Corp.	413,867	18,727
Wal-Mart Stores, Inc.	486,472	36,209
Food Products - 0.1%
Green Mountain Coffee Roasters, Inc. ‡^	97,074	1,773
Health Care Equipment & Supplies - 2.6%
Edwards Lifesciences Corp. ‡^	119,139	12,056
Hologic, Inc. ‡	574,065	10,632
Intuitive Surgical, Inc. ‡	17,079	8,224
Zimmer Holdings, Inc.	144,426	8,511
Health Care Providers & Services - 3.6%
Aetna, Inc.	261,718	9,438
AmerisourceBergen Corp. - Class A	203,780	8,090
Cardinal Health, Inc.	173,116	7,460
UnitedHealth Group, Inc.	575,558	29,404
Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp.	165,813	7,508
Yum! Brands, Inc.	92,461	5,995
Industrial Conglomerates - 1.4%
General Electric Co.	434,286	9,011
Tyco International, Ltd.	216,332	11,886
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. ‡	74,457	17,370
priceline.com, Inc. ‡	12,941	8,564
Internet Software & Services - 5.2%eBay, Inc. ‡	548,975	24,320
Google, Inc. - Class A ‡	51,851	32,820
IAC/InterActiveCorp	417,108	21,944
IT Services - 3.7%
International Business Machines Corp.	246,093	48,229
Visa, Inc. - Class A	54,421	7,024

	Shares		Value (000’s)
Life Sciences Tools & Services - 1.1%
Bruker Corp. ‡		397,804	$4,702
Life Technologies Corp. ‡		153,942	6,755
Waters Corp. ‡		67,358	5,219
Machinery - 1.6%
Caterpillar, Inc.		127,771	10,760
Dover Corp.		93,757	5,107
Parker Hannifin Corp.		111,348	8,943
Media - 4.1%
Comcast Corp. - Class A		702,208	22,858
News Corp. - Class A		545,195	12,550
Omnicom Group, Inc. ^		395,723	19,857
Sirius XM Radio, Inc. ‡^		3,162,689	6,831
Multiline Retail - 0.8%
Dollar Tree, Inc. ‡		249,808	12,575
Oil, Gas & Consumable Fuels - 3.0%
Exxon Mobil Corp.		307,708	26,724
Occidental Petroleum Corp.		67,230	5,851
Valero Energy Corp.		459,558	12,638
Pharmaceuticals - 2.4%
Abbott Laboratories		383,693	25,443
Merck & Co., Inc.		248,731	10,986
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.		451,440	16,003
KLA-Tencor Corp.		111,664	5,685
Xilinx, Inc.		445,334	14,429
Software - 8.2%
Autodesk, Inc. ‡		101,289	3,436
BMC Software, Inc. ‡		162,462	6,433
Check Point Software Technologies, Ltd.	‡	233,441	11,338
Citrix Systems, Inc. ‡		89,084	6,475
Microsoft Corp.		2,280,371	67,203
Oracle Corp.		601,316	18,160
Red Hat, Inc. ‡		160,258	8,599
Symantec Corp. ‡		118,931	1,873
Specialty Retail - 6.5%
Bed Bath & Beyond, Inc. ‡		181,506	11,063
Buckle, Inc. ^		214,690	8,302
Home Depot, Inc.		204,199	10,655
Lowe’s Cos., Inc.		513,866	13,037
O’Reilly Automotive, Inc. ‡^		138,723	11,894
PetSmart, Inc.		244,141	16,141
Ross Stores, Inc.		188,281	12,509
TJX Cos., Inc.		320,447	14,189
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.		201,980	9,964
Lululemon Athletica, Inc. ‡^		42,112	2,378
Tobacco - 3.1%
Philip Morris International, Inc.		514,965	47,088

Total Common Stocks (cost $1,194,066)			1,469,354

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 		81,273,435	81,273
Total Securities Lending Collateral (cost $81,273)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Diversified Equity

(formerly, Transamerica WMC Diversified Equity)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.8%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $41,900 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 05/01/2025 - 11/01/2025, and with a total value of $42,739.	$41,900	$41,900
Total Repurchase Agreement (cost $41,900)

Total Investment Securities (cost $1,317,239) P		1,592,527
Other Assets and Liabilities - Net		(83,163)

Net Assets		$1,509,364

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $79,419.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $1,317,239. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $318,953 and $43,665, respectively. Net unrealized appreciation for tax purposes is $275,288.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$1,469,354	$—	$—	$1,469,354
Repurchase Agreement	—	41,900	—	41,900
Securities Lending Collateral	81,273	—	—	81,273

Total	$1,550,627	$41,900	$—	$1,592,527

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS - 49.3%
Argentina - 4.1%
Argentina Boden Bonds
7.00%, 10/03/2015		$6,115	$5,085
Argentine Republic Government International Bond
8.28%, 12/31/2033 ^		1,654	1,100
Provincia de Cordoba
12.38%, 08/17/2017 - Reg S		2,960	2,057
Republic of Argentina
1.33%, 12/31/2038 ^ *		6,220	2,022
Brazil - 1.5%
Brazilian Government International Bond
8.50%, 01/05/2024	BRL	6,600	3,668
Cayman Islands - 0.5%
Government of the Cayman Islands
5.95%, 11/24/2019 - 144A		$1,200	1,338
Chile - 2.1%
Republic of Chile
5.50%, 08/05/2020	CLP	2,256,000	5,107
Colombia - 2.2%
Colombia Government International Bond
4.38%, 07/12/2021 ^		$3,000	3,465
Republic of Colombia
12.00%, 10/22/2015	COP	2,800,000	1,955
Cote d’Ivoire - 1.0%
Ivory Coast Government International Bond
3.75%, 12/31/2032 - 144A		$3,000	2,367
Croatia - 1.3%
Croatia Government International Bond
6.25%, 04/27/2017 - 144A		3,050	3,153
Dominican Republic - 1.1%
Republic of The Dominican Republic
7.50%, 05/06/2021 - Reg S		2,400	2,612
Georgia - 0.7%
Georgia Government International Bond
6.88%, 04/12/2021 - 144A		1,585	1,732
Guatemala - 0.7%
Guatemala Government Bond
5.75%, 06/06/2022 - 144A		1,700	1,833
Indonesia - 1.6%
Indonesia Government International Bond
4.88%, 05/05/2021 - 144A		2,050	2,327
5.25%, 01/17/2042 - 144A ^		1,300	1,466
Ireland - 0.8%
Vnesheconombank Via VEB Finance PLC
6.03%, 07/05/2022 - 144A		1,700	1,849
Latvia - 1.5%
Republic of Latvia
5.25%, 06/16/2021 - Reg S ^		1,300	1,359
5.25%, 06/16/2021 - 144A ^		2,200	2,299
Mexico - 5.2%
Mexican Bonos
6.25%, 06/16/2016	MXN	17,750	1,405
6.50%, 06/10/2021		62,030	5,124
Mexico Government International Bond
4.75%, 03/08/2044		$3,250	3,754
United Mexican States
5.63%, 01/15/2017		2,000	2,347

	Principal (000’s)		Value (000’s)
Peru - 1.7%
Peruvian Government International Bond
8.60%, 08/12/2017 - Reg S	PEN	3,690	$1,685
8.60%, 08/12/2017 - 144A		2,000	913
Republic of Peru
7.35%, 07/21/2025		$1,000	1,460
Philippines - 1.5%
Philippine Government International Bond
6.25%, 01/14/2036	PHP	135,000	3,663
Poland - 1.4%
Poland Government International Bond
5.00%, 03/23/2022		$1,900	2,176
Republic of Poland
6.38%, 07/15/2019		1,000	1,223
Qatar - 2.7%
Qatar Government International Bond
4.50%, 01/20/2022 - 144A		1,110	1,257
5.75%, 01/20/2042 - 144A ^		4,125	5,310
Romania - 2.2%
Romanian Government International Bond
6.75%, 02/07/2022 - 144A		5,315	5,620
Russian Federation - 4.3%
Russian Federation
7.85%, 03/10/2018 - 144A	RUB	115,000	3,812
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022 - 144A		$2,770	3,040
5.63%, 04/04/2042 - 144A		3,000	3,555
South Africa - 0.7%
Republic of South Africa
5.50%, 03/09/2020 ^		1,500	1,785
Sri Lanka - 0.9%
Sri Lanka Government International Bond
5.88%, 07/25/2022 - 144A ^		2,245	2,273
Supranational - 0.9%
Corp. Andina de Fomento
4.38%, 06/15/2022		210	227
Eastern and Southern African Trade and Development Bank
6.88%, 01/09/2016 ^		2,050	2,071
Turkey - 1.8%
Turkey Government Bond
7.60%, 07/17/2013 	TRY	2,000	1,038
9.50%, 01/12/2022		5,555	3,394
Ukraine - 1.5%
Ukraine Government International Bond
9.25%, 07/24/2017 - 144A		$3,700	3,680
Uruguay - 1.3%
Uruguay Government International Bond
4.38%, 12/15/2028	UYU	57,812	3,092
Venezuela - 4.1%
Republic of Venezuela
6.00%, 12/09/2020 - Reg S		$5,740	4,003
Venezuela Government International Bond
11.75%, 10/21/2026 - Reg S ^		4,140	3,804
11.95%, 08/05/2031 - Reg S		2,275	2,119

Total Foreign Government Obligations (cost $113,958)			120,624

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
CORPORATE DEBT SECURITIES - 45.4%
Barbados - 1.1%
Columbus International, Inc.
11.50%, 11/20/2014 - 144A		$2,520	$2,728
Bermuda - 2.0%
Digicel Group, Ltd.
9.13%, 01/15/2015 - 144A ^		2,900	2,951
Qtel International Finance, Ltd.
5.00%, 10/19/2025 - 144A		1,950	2,150
Brazil - 2.0%
Banco BMG SA
8.00%, 04/15/2018 - 144A		1,725	1,634
Itau Unibanco Holding SA
5.50%, 08/06/2022 - 144A		1,850	1,855
Oi SA
5.75%, 02/10/2022 - 144A		1,100	1,130
Canada - 0.9%
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/2021 - 144A ^		800	884
6.35%, 06/12/2042 - 144A		1,100	1,224
Cayman Islands - 4.4%
Dubai Holding Commercial Operations MTN, Ltd.
4.75%, 01/30/2014	EUR	1,000	1,166
6.00%, 02/01/2017	GBP	1,400	1,937
Hutchison Whampoa International 11, Ltd.
4.63%, 01/13/2022 - 144A		$1,000	1,068
IPIC GMTN, Ltd.
5.50%, 03/01/2022 - 144A		355	397
6.88%, 11/01/2041 - 144A ^		455	594
MIE Holdings Corp.
9.75%, 05/12/2016 - 144A ^		700	695
Odebrecht Finance, Ltd.
7.13%, 06/26/2042 - 144A ^		1,700	1,797
Petrobras International Finance Co.
5.75%, 01/20/2020		890	1,006
Vale Overseas, Ltd.
6.88%, 11/10/2039 ^		1,940	2,355
Chile - 1.0%
Corp. Nacional del Cobre de Chile
4.25%, 07/17/2042 - 144A ^		2,600	2,640
Colombia - 1.5%
Banco GNB Sudameris SA
7.50%, 07/30/2022 - 144A		2,000	2,053
BanColombia SA
5.95%, 06/03/2021 ^		1,600	1,752
Georgia - 1.1%
Georgian Railway JSC
7.75%, 07/11/2022 - 144A ^		2,475	2,593
Ireland - 0.4%
ALFA Bank OJSC Via ALFA Bond Issuance PLC
7.75%, 04/28/2021 - 144A		925	953
Korea, Republic of - 0.3%
Korea Gas Corp.
6.25%, 01/20/2042 - 144A		600	798
Luxembourg - 4.0%
Gazprom OAO Via Gaz Capital SA
6.00%, 01/23/2021 - 144A		1,595	1,783
6.51%, 03/07/2022 - Reg S ^		800	928

	Principal (000’s)		Value (000’s)
Luxembourg (continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/2017 - 144A ^		$1,500	$1,579
8.63%, 02/17/2017 - 144A	RUB	120,000	3,775
TMK OAO Via TMK Capital SA
7.75%, 01/27/2018 - Reg S		$800	780
Wind Acquisition Finance SA
11.75%, 07/15/2017 - 144A		1,650	1,370
Mexico - 5.7%
America Movil SAB de CV
3.13%, 07/16/2022		1,450	1,492
BBVA Bancomer SA
6.75%, 09/30/2022 - 144A ^		2,960	3,063
Empresas ICA SAB de CV
8.38%, 07/24/2017 - 144A ^		1,850	1,859
Petroleos Mexicanos
5.50%, 06/27/2044 - 144A ^		835	931
Servicios Corporativos Javer SAPI de CV
9.88%, 04/06/2021 - 144A		2,470	2,360
Sigma Alimentos SA de CV
6.88%, 12/16/2019 - 144A		1,900	2,118
Urbi Desarrollos Urbanos SAB de CV
9.75%, 02/03/2022 - 144A		1,750	1,776
Netherlands - 2.4%
Aerospace Satellite Corp. Holding BV
12.75%, 11/16/2015 - 144A		1,500	1,635
Ajecorp BV
6.50%, 05/14/2022 - 144A ^		1,200	1,245
Hyva Global BV
8.63%, 03/24/2016 - 144A		2,000	1,705
Metinvest BV
10.25%, 05/20/2015 - 144A		1,200	1,191
Peru - 1.1%
Banco de Credito del Peru
6.13%, 04/24/2027 - 144A *		800	864
Corp. Azucarera del Peru SA
6.38%, 08/02/2022 - 144A		1,640	1,677
Singapore - 2.1%
Berau Capital Resources Pte, Ltd.
12.50%, 07/08/2015 - 144A		1,100	1,224
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017 - 144A ^		2,050	2,086
Temasek Financial I, Ltd.
2.38%, 01/23/2023 - 144A ^		600	599
4.30%, 10/25/2019 - 144A		1,000	1,148
South Africa - 0.7%
Transnet SOC, Ltd.
4.00%, 07/26/2022 - 144A ^		1,650	1,646
Thailand - 0.4%
Bangkok Bank PCL
4.80%, 10/18/2020 - 144A		900	957
Trinidad and Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago, Ltd.
6.00%, 05/08/2022 - 144A		375	392
Turkey - 1.0%
Turkiye Halk Bankasi AS
4.88%, 07/19/2017 - 144A		2,500	2,512
United Arab Emirates - 2.4%
Abu Dhabi National Energy Co.
5.88%, 12/13/2021 - 144A		550	640
Dolphin Energy, Ltd.
5.89%, 06/15/2019 - 144A ^		1,713	1,918

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
United Arab Emirates (continued)
DP World, Ltd.
6.85%, 07/02/2037 - 144A	$3,130	$3,318
United Kingdom - 3.1%
Afren PLC
10.25%, 04/08/2019 - 144A	1,770	1,881
Nord Anglia Education UK Holdings PLC
10.25%, 04/01/2017 - 144A	3,390	3,560
Vedanta Resources PLC
8.25%, 06/07/2021 - 144A ^	1,980	1,871
United States - 2.2%
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A ^	3,000	3,068
CEDC Finance Corp. International, Inc.
9.13%, 12/01/2016 - 144A	1,500	1,020
Southern Copper Corp.
7.50%, 07/27/2035	900	1,107
Venezuela - 4.4%
Petroleos de Venezuela SA
5.00%, 10/28/2015	3,835	3,049
5.25%, 04/12/2017 - Reg S	3,440	2,498
9.00%, 11/17/2021 - Reg S ^	7,725	5,754
Virgin Islands, British - 1.0%
Arcos Dorados Holdings, Inc.
10.25%, 07/13/2016 - 144A ^	BRL4,620	2,370

Total Corporate Debt Securities (cost $107,915)		111,109

		Value
	Shares	(000’s)
SECURITIES LENDING COLLATERAL - 21.6%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% 	52,720,657	$52,721
Total Securities Lending Collateral (cost $52,721)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $12,691 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $12,945.	$12,691	12,691
Total Repurchase Agreement (cost $12,691)

Total Investment Securities (cost $287,285) P		297,145
Other Assets and Liabilities - Net		(52,629)

Net Assets		$244,516

FORWARD FOREIGN CURRENCY CONTRACTS:

		Contracts		Amount in U.S.	Net Unrealized
		Bought		Dollars Bought	Appreciation
		(Sold)		(Sold)	(Depreciation)
Currency	Counterparty	(000’s)	Settlement Date	(000’s)	(000’s)
Australian Dollar	JPM	(500)	08/27/2012	$(510)	$(14)
Australian Dollar	JPM	(580)	08/27/2012	(602)	(6)
Australian Dollar	BCLY	1,080	08/27/2012	1,125	7
Euro	HSBC	(2,900)	08/27/2012	(3,520)	(50)
Hungarian Forint	BCLY	352,963	08/27/2012	1,537	(1)
Hungarian Forint	BCLY	(352,963)	08/27/2012	(1,510)	(25)
Indian Rupee	JPM	69,091	08/06/2012	1,265	(24)
Polish Zloty	JPM	9,579	08/27/2012	2,762	95
Pound Sterling	BCLY	(1,179)	08/28/2012	(1,825)	(23)

					$(41)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

	Total Market Value of	Collateral
	OTC Derivatives	(Received) Pledged	Net Exposures (1)
Counterparty	(000’s)	(000’s)	(000’s)
BCLY	$(42)	$—	$(42)
HSBC	(50)	—	(50)
JPM	51	—	51

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Percentage of	Value
INVESTMENTS BY INDUSTRY:	Investment Securities	(000’s)
Foreign Government Obligations	40.6%	$120,624
Oil, Gas & Consumable Fuels	8.1	24,168
Commercial Banks	7.1	20,998
Metals & Mining	3.1	9,165
Construction & Engineering	2.0	6,015
Transportation Infrastructure	1.7	4,964
Diversified Telecommunication Services	1.6	4,650
Wireless Telecommunication Services	1.5	4,443
Media	1.5	4,363
Commercial Services & Supplies	1.4	4,171
Food Products	1.3	3,795
Diversified Consumer Services	1.2	3,559
Diversified Financial Services	1.0	3,077
Chemicals	1.0	3,067
Capital Markets	1.0	2,992
Road & Rail	0.9	2,593
Hotels, Restaurants & Leisure	0.8	2,370
Household Durables	0.6	1,776
Auto Components	0.6	1,705
Beverages	0.3	1,020
Gas Utilities	0.3	798
Machinery	0.2	780
Multi-Utilities	0.2	640

Investment Securities, at Value	78.0	231,733
Short-Term Investments	22.0	65,412

Total Investments	100.0%	$297,145

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $51,211.
	Rate shown reflects the yield at 07/31/2012.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stocks.
*	Floating or variable rate note. Rate is listed as of 07/31/2012.
P	Aggregate cost for federal income tax purposes is $287,285. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,420 and $560, respectively. Net unrealized appreciation for tax purposes is $9,860.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $135,109, or 55.26% of the fund’s net assets.
BCLY	Barclays Bank PLC
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.
MTN	Medium Term Note

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peru Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets Debt

(formerly, Transamerica Logan Circle Emerging Markets Debt)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Corporate Debt Securities	$—	$111,109	$—	$111,109
Foreign Government Obligations	—	120,624	—	120,624
Repurchase Agreement	—	12,691	—	12,691
Securities Lending Collateral	52,721	—	—	52,721

Total	$52,721	$244,424	$—	$297,145

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2012
Forward Foreign Currency Contracts - Appreciation	$—	$102	$—	$102
Forward Foreign Currency Contracts - Depreciation	—	(143)	—	(143)

Total	$—	$(41)	$—	$(41)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

		Value
	Shares	(000’s)
PREFERRED STOCKS - 3.3%
Brazil - 3.3%
Centrais Eletricas Brasileiras SA , 8.55% 	77,600	$759
Investimentos Itau SA , 4.03% 	49,300	231
Klabin SA , 3.21% 	89,000	393
Marcopolo SA , 3.69% 	99,800	492

Total Preferred Stocks (cost $1,804)		1,875

COMMON STOCKS - 94.8%
Brazil - 12.0%
BR Malls Participacoes SA	47,500	554
BRF - Brasil Foods SA ADR ‡	20,200	290
Cia de Bebidas das Americas ADR	28,300	1,091
Cia de Saneamento Basico do Estado de Sao Paulo ADR ‡	10,500	886
Cielo SA	9,500	277
Even Construtora e Incorporadora SA	81,700	261
M Dias Branco SA ‡	4,700	132
Obrascon Huarte Lain Brasil SA	48,000	415
Petroleo Brasileiro SA ADR	49,200	966
Petroleo Brasileiro SA - Class A ADR	17,700	337
Souza Cruz SA	14,600	206
Vale SA - Class B ADR	78,500	1,392
Chile - 0.6%
Cia Cervecerias Unidas SA ADR	4,700	311
China - 4.0%
China International Marine Containers Group Co., Ltd. Ә §	135,700	164
China Petroleum & Chemical Corp. ADR	15,100	1,359
China Vanke Co., Ltd.	157,200	202
Huaneng Power International, Inc. ADR	15,300	437
Luthai Textile Co., Ltd.	125,800	98
Colombia - 0.4%
Bancolombia SA ADR	3,500	216
Czech Republic - 0.2%
Komercni Banka AS	761	129
Hong Kong - 15.9%
Bank of China, Ltd.	3,819,000	1,458
BBMG Corp.	235,500	147
Beijing Capital International Airport Co., Ltd.	178,000	121
China Agri-Industries Holdings, Ltd.	661,000	328
China Citic Bank Corp., Ltd.	1,023,000	517
China Communications Construction Co., Ltd. - Class H	1,180,000	1,040
China Construction Bank Corp. - Class H	1,477,000	996
China Merchants Bank Co., Ltd. - Class H	432,500	799
China Minsheng Banking Corp., Ltd.	245,000	227
China Mobile, Ltd. ADR	8,600	500
China Resources Power Holdings Co., Ltd.	66,000	139
China Shanshui Cement Group, Ltd.	276,000	157
Citic Resources Holdings, Ltd. ‡	758,000	110
Datang International Power Generation Co., Ltd. - Class H	476,000	169
Global Bio-Chem Technology Group Co., Ltd.	1,656,000	190
Harbin Electric Co., Ltd.	160,000	120
Huadian Power International Co. ‡	452,000	142
Industrial & Commercial Bank of China - Class H	920,000	528
Kingboard Chemical Holdings, Ltd.	129,000	266
KWG Property Holding, Ltd.	405,500	224
Shanghai Pharmaceuticals Holding Co., Ltd.	122,000	174
Sinofert Holdings, Ltd.	1,096,000	223
Sinopharm Group Co., Ltd. - Class H	64,400	189
TPV Technology, Ltd.	298,000	56

		Value
	Shares	(000’s)
Hong Kong (continued)
Yuexiu Property Co., Ltd.	736,000	$167
Hungary - 0.8%
Magyar Telekom	179,381	332
Richter Gedeon	689	117
India - 5.0%
Dr. Reddy’s Laboratories, Ltd. ADR	21,900	636
HDFC Bank, Ltd. ADR	8,700	295
Infosys, Ltd. ADR	12,800	507
Tata Motors, Ltd. ADR	61,600	1,244
Wipro, Ltd. ADR	15,900	124
Indonesia - 1.1%
Kalbe Farma PT	520,000	210
Media Nusantara Citra PT	1,123,217	282
Perusahaan Perkebunan London Sumatra Indonesia PT	405,500	118
Korea, Republic of - 17.9%
Daeduck Electronics Co.	25,420	241
Daelim Industrial Co., Ltd.	3,024	234
Hana Financial Group, Inc.	28,240	903
Handsome Co., Ltd.	11,380	225
Hyundai Motor Co.	7,707	1,616
ISU Chemical Co., Ltd.	5,100	94
KIA Motors Corp.	20,789	1,436
KT&G Corp.	4,797	353
LG Corp.	5,491	284
LG International Corp.	5,170	171
NongShim Co., Ltd.	527	103
Samsung Electronics Co., Ltd.	2,895	3,351
SK Corp.	4,679	642
Woori Finance Holdings Co., Ltd.	43,610	430
Malaysia - 3.6%
AirAsia Bhd	589,700	705
DRB-Hicom Bhd	338,800	279
Tenaga Nasional Bhd	115,800	250
UMW Holdings Bhd	255,500	773
Mexico - 7.8%
Alfa SAB de CV - Class A	19,500	312
America Movil SAB de CV - Series L ADR	40,700	1,086
Desarrolladora Homex SAB de CV ADR ‡	9,900	117
Fomento Economico Mexicano SAB de CV ADR	18,100	1,547
Grupo Financiero Banorte SAB de CV - Class O	228,400	1,226
OHL Mexico SAB de CV ‡	88,100	134
Poland - 0.6%
Kernel Holding SA ‡	4,386	92
KGHM Polska Miedz SA	3,572	136
Synthos SA	68,265	108
Russian Federation - 3.2%
Gazprom OAO ADR	198,776	1,831
South Africa - 10.4%
Aspen Pharmacare Holdings, Ltd. ‡	72,305	1,268
AVI, Ltd.	40,816	292
Barloworld, Ltd.	23,569	238
Exxaro Resources, Ltd.	8,887	181
Gold Fields, Ltd. ADR	42,300	546
Harmony Gold Mining Co., Ltd. ADR	15,500	152
Imperial Holdings, Ltd.	16,705	382
Life Healthcare Group Holdings, Ltd.	71,707	291
Mediclinic International, Ltd.	37,910	183
Sappi, Ltd. ‡	37,498	113
Shoprite Holdings, Ltd.	49,836	978
Telkom SA, Ltd. ‡	84,823	184
Tiger Brands, Ltd.	33,519	1,078
Taiwan - 7.7%
China Petrochemical Development Corp.	491,000	405
Chinatrust Financial Holding Co., Ltd.	505,000	303

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

		Value
	Shares	(000’s)
Taiwan (continued)
E.Sun Financial Holding Co., Ltd.	348,000	$191
Far EasTone Telecommunications Co., Ltd.	247,000	623
Giant Manufacturing Co., Ltd. ‡	25,000	138
Highwealth Construction Corp. ‡	145,000	226
Huaku Development Co., Ltd.	151,980	314
Mega Financial Holding Co., Ltd.	467,000	379
Pou Chen Corp.	177,000	160
Quanta Computer, Inc.	136,000	356
Radiant Opto-Electronics Corp. ‡	115,000	452
Ruentex Development Co., Ltd.	206,000	350
ScinoPharm Taiwan, Ltd. ‡	97,000	187
SinoPac Financial Holdings Co., Ltd.	454,000	196
Vanguard International Semiconductor Corp.	211,000	89
Thailand - 2.5%
Advanced Info Service PCL	43,200	275
Airports of Thailand PCL	132,500	288
Bangkok Expressway PCL	360,600	327
Electricity Generating PCL	65,900	229
Thanachart Capital PCL	277,000	284

		Value
	Shares	(000’s)
Turkey - 0.4%
Aygaz AS	49,077	$219
United Kingdom - 0.7%
NovaTek OAO GDR	3,510	397

Total Common Stocks (cost $53,592)		53,528

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT - 2.1%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $1,210 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $1,237.	$1,210	1,210
Total Repurchase Agreement (cost $1,210)

Total Investment Securities (cost $56,606) P		56,613
Other Assets and Liabilities - Net		(89)

Net Assets		$56,524

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:	Securities	(000’s)
Commercial Banks	16.4%	$9,309
Automobiles	9.4	5,348
Oil, Gas & Consumable Fuels	9.0	5,070
Semiconductors & Semiconductor Equipment	6.9	3,893
Beverages	5.2	2,948
Food Products	4.6	2,623
Wireless Telecommunication Services	4.4	2,483
Pharmaceuticals	4.3	2,418
Metals & Mining	3.9	2,225
Real Estate Management & Development	3.6	2,038
Transportation Infrastructure	2.3	1,285
Construction & Engineering	2.2	1,274
Industrial Conglomerates	2.2	1,237
Independent Power Producers & Energy Traders	2.0	1,116
Electric Utilities	1.8	1,009
Food & Staples Retailing	1.7	978
IT Services	1.6	908
Water Utilities	1.6	886
Health Care Providers & Services	1.5	837
Chemicals	1.5	831
Airlines	1.2	705
Machinery	1.2	656
Tobacco	1.0	559
Trading Companies & Distributors	0.9	520
Diversified Telecommunication Services	0.9	516
Electronic Equipment & Instruments	0.9	507
Textiles, Apparel & Luxury Goods	0.9	484
Computers & Peripherals	0.7	411
Containers & Packaging	0.7	393
Distributors	0.7	382
Household Durables	0.7	379
Construction Materials	0.5	304
Media	0.5	282
Gas Utilities	0.4	219
Leisure Equipment & Products	0.2	137
Electrical Equipment	0.2	120
Paper & Forest Products	0.2	113

Investment Securities, at Value	97.9	55,403
Short-Term Investments	2.1	1,210

Total Investments	100.0%	$56,613

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
‡	Non-income producing security.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $164, or 0.29% of the fund’s net assets.
§	Illiquid. Total aggregate market value of illiquid securities is $164, or 0.29% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $56,606. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,885 and $2,878, respectively. Net unrealized appreciation for tax purposes is $7.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Exchange)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$19,386	$34,142	$—	$53,528
Preferred Stocks	1,875	—	—	1,875
Repurchase Agreement	—	1,210	—	1,210

Total	$21,261	$35,352	$—	$56,613

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets

(formerly, Transamerica WMC Emerging Markets)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

		Value
	Shares	(000’s)
PREFERRED STOCK - 0.4%
Brazil - 0.4%
Braskem SA , 4.87% 	39,300	$238
Total Preferred Stock (cost $388)

COMMON STOCKS - 94.2%
Brazil - 11.5%
Banco Santander Brasil SA ADR	83,200	635
BM&FBOVESPA SA	47,200	265
BR Malls Participacoes SA	61,200	714
CCR SA	37,800	315
Cia de Bebidas das Americas ADR ^	20,900	806
GOL Linhas Aereas Inteligentes SA ADR ‡^	87,298	407
JSL SA	163,500	821
Localiza Rent a Car SA	12,000	195
Petroleo Brasileiro SA ADR	60,300	1,185
Totvs SA	12,900	238
Tractebel Energia SA	18,600	332
Ultrapar Participacoes SA	17,500	412
Canada - 0.4%
Pacific Rubiales Energy Corp. ^	10,700	242
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA ADR	3,600	216
China - 2.6%
CNOOC, Ltd. ADR	7,200	1,443
Czech Republic - 0.6%
CEZ AS	8,625	291
Hong Kong - 16.6%
AIA Group, Ltd.	166,200	584
Anhui Conch Cement Co., Ltd. - Series H ^	180,000	475
China Mobile, Ltd.	123,500	1,449
China Pacific Insurance Group Co., Ltd. ^	332,800	1,058
China Railway Construction Corp., Ltd. ^	438,500	383
COSCO Pacific, Ltd.	152,000	211
CSR Corp., Ltd. ^	741,000	546
Dongfeng Motor Group Co., Ltd. - Class H ^	580,000	809
Galaxy Entertainment Group, Ltd. ‡^	143,000	344
Hengan International Group Co., Ltd. ^	59,500	566
Ping An Insurance Group Co. - Class H ^	89,000	698
Shangri-La Asia, Ltd.	258,000	510
Sinopharm Group Co., Ltd. - Class H ^	131,600	387
Tencent Holdings, Ltd.	31,900	953
Hungary - 0.6%
Richter Gedeon	1,762	299
India - 3.7%
Bharti Airtel, Ltd.	57,097	309
Cipla, Ltd.	60,554	369
Hero Motocorp, Ltd.	4,928	178
Infosys, Ltd. ADR ^	6,800	269
Jindal Steel & Power, Ltd.	25,768	184
Ranbaxy Laboratories, Ltd. ‡	39,258	351
Tata Consultancy Services, Ltd.	7,369	165
Tata Power Co., Ltd.	130,835	231
Indonesia - 1.1%
Bank Mandiri Persero PT	372,300	326
Perusahaan Gas Negara Persero PT	660,000	265
Korea, Republic of - 14.7%
Amorepacific Corp.	484	438
GS Holdings	11,834	602
Hyundai Mobis	2,409	638
Hyundai Motor Co.	7,570	1,587
KB Financial Group, Inc.	14,518	464
LG Chem, Ltd.	2,626	729
Lotte Shopping Co., Ltd.	866	222
Samsung Electronics Co., Ltd.	1,902	2,202
Samsung Engineering Co., Ltd.	4,187	676
Shinhan Financial Group Co., Ltd.	10,237	328

		Value
	Shares	(000’s)
Malaysia - 3.7%
AirAsia Bhd	768,300	$918
AMMB Holdings Bhd	175,300	359
Axiata Group Bhd	260,500	488
Sime Darby Bhd	93,400	293
Mexico - 4.9%
Cemex SAB de CV ADR ^	154,447	1,075
Fomento Economico Mexicano SAB de CV ADR	6,700	572
Grupo Financiero Banorte SAB de CV - Class O	84,600	454
Wal-Mart de Mexico SAB de CV - Series V	184,100	519
Philippines - 0.9%
Metropolitan Bank & Trust	102,760	246
Philippine Long Distance Telephone Co. ADR	3,400	222
Poland - 0.8%
Powszechny Zaklad Ubezpieczen SA	4,211	446
Russian Federation - 6.0%
Gazprom OAO ADR	107,296	988
Lukoil OAO ADR	20,798	1,169
Sberbank of Russia ADR	71,827	800
Surgutneftegas OAO ADR	53,600	300
Singapore - 1.2%
Golden Agri-Resources, Ltd. ^	1,067,000	635
South Africa - 2.7%
Naspers, Ltd. - Class N	18,912	1,028
Woolworths Holdings, Ltd.	64,197	417
Taiwan - 10.5%
Chinatrust Financial Holding Co., Ltd.	549,492	330
Delta Electronics, Inc.	91,000	308
Hiwin Technologies Corp. ‡	36,000	333
HON HAI Precision Industry Co., Ltd. ‡	725,177	2,046
Synnex Technology International Corp.	219,620	480
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	58,300	814
Taiwan Semiconductor Manufacturing Co., Ltd.	362,354	979
TPK Holding Co., Ltd.	36,566	408
Thailand - 5.9%
Advanced Info Service PCL	80,100	509
Bangkok Bank PCL	75,500	470
Banpu PCL	7,800	99
Jasmine International PCL	2,054,600	214
Kasikornbank PCL	76,600	431
PTT Global Chemical PCL	258,096	486
PTT PCL	14,800	153
Thai Oil PCL	154,600	290
Total Access Communication PCL	123,000	319
True Corp. PCL ‡^	1,722,600	211
Turkey - 1.0%
Haci OMER Sabanci Holding AS	24,315	107
Turkcell Iletisim Hizmetleri AS ADR ‡	30,600	423
United Kingdom - 1.0%
Aquarius Platinum, Ltd. ^	245,069	149
Rosneft OAO - Reg S GDR	58,669	353
United States - 3.4%
Credicorp, Ltd.	1,300	151
Mail.ru Group, Ltd. GDR ‡	19,181	582
Uralkali OJSC GDR	11,625	485
Yandex NV - Class A ‡^	31,200	600

Total Common Stocks (cost $52,038)		50,981

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets

(formerly, Transamerica WMC Emerging Markets)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

		Value
	Shares	(000’s)
INVESTMENT COMPANY - 3.8%
United States - 3.8%
Vanguard MSCI Emerging Markets ETF	51,800	$2,073
Total Investment Company (cost $2,095)

SECURITIES LENDING COLLATERAL - 12.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	6,971,114	6,971
Total Securities Lending Collateral (cost $6,971)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT - 4.7%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $2,525 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $2,576.	$2,525	$2,525
Total Repurchase Agreement (cost $2,525)

Total Investment Securities (cost $64,017) P		62,788
Other Assets and Liabilities - Net		(8,671)

Net Assets		$54,117

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:	Securities	(000’s)
Oil, Gas & Consumable Fuels	11.5%	$7,235
Commercial Banks	7.4	4,635
Semiconductors & Semiconductor Equipment	6.4	3,995
Wireless Telecommunication Services	5.9	3,719
Electronic Equipment & Instruments	5.2	3,242
Insurance	4.5	2,787
Automobiles	4.1	2,574
Chemicals	3.4	2,153
Internet Software & Services	3.4	2,135
Emerging Market - Equity	3.3	2,073
Construction Materials	2.5	1,550
Beverages	2.2	1,378
Airlines	2.1	1,325
Construction & Engineering	1.7	1,059
Media	1.6	1,028
Pharmaceuticals	1.6	1,019
Road & Rail	1.6	1,016
Personal Products	1.6	1,004
Machinery	1.4	879
Hotels, Restaurants & Leisure	1.4	854
Diversified Financial Services	1.2	731
Real Estate Management & Development	1.1	714
Multiline Retail	1.0	640
Auto Components	1.0	638
Food Products	1.0	635
Transportation Infrastructure	0.9	526
Electric Utilities	0.8	522
Food & Staples Retailing	0.8	519
IT Services	0.7	434
Diversified Telecommunication Services	0.7	425
Health Care Providers & Services	0.6	387
Metals & Mining	0.5	333
Independent Power Producers & Energy Traders	0.5	332
Industrial Conglomerates	0.5	293
Gas Utilities	0.4	265
Software	0.4	238

Investment Securities, at Value	84.9	53,292
Short-Term Investments	15.1	9,496

Total Investments	100.0%	$62,788

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Emerging Markets

(formerly, Transamerica WMC Emerging Markets)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $6,590.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $64,017. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,533 and $3,762, respectively. Net unrealized depreciation for tax purposes is $1,229.

DEFINITIONS:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Exchange)
OJSC	Open Joint Stock Company

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$17,648	$33,333	$—	$50,981
Investment Company	2,073	—	—	2,073
Preferred Stock	238	—	—	238
Repurchase Agreement	—	2,525	—	2,525
Securities Lending Collateral	6,971	—	—	6,971

Total	$26,930	$35,858	$—	$62,788

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal		Value
	(000’s)		(000’s)
U.S. GOVERNMENT OBLIGATIONS - 10.7%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		$2,248	$3,222
U.S. Treasury Note
0.63%, 05/31/2017		4,245	4,255
1.25%, 09/30/2015		475	489
1.38%, 05/15/2013		1,230	1,241
1.75%, 05/15/2022		6,280	6,428
2.00%, 11/15/2021 - 02/15/2022		5,985	6,284
2.13%, 02/29/2016		3,065	3,256
2.63%, 11/15/2020		2,565	2,852
3.50%, 05/15/2020		2,150	2,535

Total U.S. Government Obligations (cost $28,460)			30,562

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Freddie Mac, IO
5.00%, 08/01/2035		5,132	690
Total U.S. Government Agency Obligation (cost $1,408)

FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD	2,500	2,618
Mexican Bonos
7.00%, 06/19/2014	MXN	18,000	1,411
7.25%, 12/15/2016		28,500	2,343
Republic of Chile
5.50%, 08/05/2020	CLP	994,500	2,252
Republic of The Philippines
4.95%, 01/15/2021	PHP	90,000	2,324

Total Foreign Government Obligations (cost $10,081)			10,948

MORTGAGE-BACKED SECURITIES - 8.2%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A		$660	687
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *		1,785	1,830
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		1,950	2,042
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.86%, 05/26/2037 - 144A *		157	158
Series 2009-RR6, Class 2A1
3.37%, 08/26/2035 - 144A *		916	817
Series 2009-RR10, Class 2A1
2.91%, 08/26/2035 - 144A *		645	625
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *		1,183	1,223
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *		1,256	1,297
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034		1,008	1,039
Series 2006-OC1, Class 2A3A
0.57%, 03/25/2036 *		2,900	1,244

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *	$755	$747
Impac CMB Trust
Series 2007-A, Class A
0.50%, 05/25/2037 *	1,446	1,274
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.42%, 12/26/2037 - 144A *	369	368
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	282	290
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A *	314	310
Series 2009-R7, Class 1A1
4.88%, 02/26/2036 - 144A *	668	637
Series 2009-R7, Class 4A1
2.72%, 09/26/2034 - 144A *	644	604
Series 2009-R9, Class 1A1
2.59%, 08/26/2046 - 144A *	646	636
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.82%, 06/15/2049 *	1,081	1,168
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.43%, 01/27/2047 - 144A *	482	490
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	895	944
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.79%, 08/15/2045 - 144A *	1,740	1,998
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	1,307	1,375
RREF 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025 - 144A	649	651
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	711	715
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	267	271
Series 2003-L, Class 1A2
4.49%, 11/25/2033 *	198	199

Total Mortgage-Backed Securities (cost $23,005)		23,639

ASSET-BACKED SECURITIES - 2.7%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.53%, 09/25/2036 *	3,600	1,292
GSAA Trust
Series 2006-1, Class A3
0.58%, 01/25/2036 *	2,344	1,347
GSAMP Trust
Series 2006-HE1, Class A2D
0.56%, 01/25/2036 *	2,270	1,380

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal		Value
	(000’s)		(000’s)
ASSET-BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.49%, 03/20/2036 *		$1,510	$1,320
Lehman XS Trust
Series 2005-8, Class 1A3
0.60%, 12/25/2035 *		2,595	1,163
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.57%, 02/25/2036 *		1,618	1,403

Total Asset-Backed Securities (cost $7,899)			7,905

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §		1,545	1,686
State of California
7.95%, 03/01/2036		1,820	2,211

Total Municipal Government Obligations (cost $3,367)			3,897

PREFERRED CORPORATE DEBT SECURITY- 1.2%
Diversified Financial Services - 1.2%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *		3,300	3,399
Total Preferred Corporate Debt Security (cost $2,834)

CORPORATE DEBT SECURITIES - 63.4%
Airlines - 2.0%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020		959	1,016
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015		466	480
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G2
6.26%, 11/20/2021 ^		2,353	2,430
UAL Pass-Through Trust Series 2009-1
10.40%, 11/01/2016		1,674	1,911
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 ^	BRL	2,200	1,216
Beverages & More, Inc.
9.63%, 10/01/2014 - 144A		$1,635	1,700
Capital Markets - 1.3%
BP Capital Markets PLC
4.74%, 03/11/2021		1,330	1,582
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A		1,275	1,316
Morgan Stanley
5.75%, 01/25/2021		750	763
Chemicals - 0.2%
Ecolab, Inc.
4.35%, 12/08/2021		475	539
Commercial Banks - 6.9%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A		1,480	1,763
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A ^		1,400	1,442
CIT Group, Inc.
4.75%, 02/15/2015 - 144A ^		570	593
7.00%, 05/02/2016 - 144A ^		1,990	2,000

	Principal	Value
	(000’s)	(000’s)
Commercial Banks (continued)
Lloyds TSB Bank PLC
4.20%, 03/28/2017	$1,340	$1,398
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	2,050	2,302
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	1,695	2,165
Regions Bank
7.50%, 05/15/2018 ^	2,560	2,943
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž ^	2,400	2,688
Zions Bancorporation
7.75%, 09/23/2014	2,500	2,724
Commercial Services & Supplies - 2.4%
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	855	737
International Lease Finance Corp.
6.25%, 05/15/2019 ^	2,560	2,691
KAR Auction Services, Inc.
4.45%, 05/01/2014 *	1,965	1,958
Steelcase, Inc.
6.38%, 02/15/2021	1,385	1,489
Construction Materials - 0.8%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A ^	1,330	1,320
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	840	935
Consumer Finance - 0.4%
Springleaf Finance Corp.
6.90%, 12/15/2017	1,280	1,043
Containers & Packaging - 1.1%
Exopack Holding Corp.
10.00%, 06/01/2018	1,280	1,254
Graphic Packaging International, Inc.
9.50%, 06/15/2017	1,635	1,805
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	195	219
Distributors - 1.0%
Edgen Murray Corp.
12.25%, 01/15/2015 ^	805	813
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	2,000	2,113
Diversified Financial Services - 8.6%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	2,700	2,786
Bank of America Corp.
6.50%, 08/01/2016	1,905	2,151
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A ^	1,245	1,301
Ford Motor Credit Co., LLC
3.88%, 01/15/2015 ^	780	808
General Electric Capital Corp. - Series A
7.13%, 06/15/2022 * Ž	1,300	1,407
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	2,360	2,519
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	1,700	1,681
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	1,955	1,899
9.88%, 08/15/2018 ^	65	61

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Diversified Financial Services (continued)
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	$1,950	$2,109
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	166	167
Stone Street Trust
5.90%, 12/15/2015 - 144A	2,450	2,536
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	1,250	1,333
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	2,615	3,063
Vesey Street Investment Trust I
4.40%, 09/01/2016 *^	670	685
Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.
5.80%, 03/15/2022 ^	1,345	1,427
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	2,295	2,390
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	400	430
7.63%, 06/15/2021 ^	130	144
Level 3 Communications, Inc.
8.88%, 06/01/2019 - 144A	180	183
West Corp.
7.88%, 01/15/2019	320	341
Electric Utilities - 0.7%
InterGen NV
9.00%, 06/30/2017 - 144A	2,075	2,018
Electrical Equipment - 1.8%
Anixter, Inc.
5.95%, 03/01/2015	2,300	2,398
Polypore International, Inc.
7.50%, 11/15/2017 ^	2,560	2,739
Energy Equipment & Services - 1.7%
Enterprise Products Operating LLC - Series A
8.38%, 08/01/2066 *	1,150	1,259
Transocean, Inc.
6.38%, 12/15/2021	1,935	2,328
Weatherford International, Ltd.
9.63%, 03/01/2019	945	1,242
Food & Staples Retailing - 1.7%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A ^	1,253	1,291
Ingles Markets, Inc.
8.88%, 05/15/2017	2,140	2,337
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	65	70
SUPERVALU, Inc.
7.50%, 11/15/2014 ^	1,290	1,229
Food Products - 1.1%
Arcor SAIC
7.25%, 11/09/2017 - 144A	1,285	1,343
Michael Foods Group, Inc.
9.75%, 07/15/2018 ^	1,200	1,326
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A ^	618	644
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.
6.25%, 08/01/2020 - 144A	590	624
Health Care Providers & Services - 0.5%
Express Scripts Holding Co.
4.75%, 11/15/2021 - 144A	1,220	1,393

	Principal	Value
	(000’s)	(000’s)
Hotels, Restaurants & Leisure - 1.1%
GWR Operating Partnership LLP
10.88%, 04/01/2017	$1,500	$1,695
MGM Resorts International
6.75%, 09/01/2012 ^	1,600	1,604
Station Casinos, Inc.
6.88%, 03/01/2016 Ә џ ‡	700	♦
Household Durables - 0.5%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 - 144A ^	1,340	1,362
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu
9.88%, 08/15/2019 ^	1,100	1,166
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc.
7.63%, 05/15/2019 ^	640	669
7.88%, 05/15/2021 ^	1,280	1,360
Insurance - 4.8%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100	1,398
Chubb Corp.
6.38%, 03/29/2067 *	2,300	2,404
Fidelity National Financial, Inc.
6.60%, 05/15/2017	2,580	2,822
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,515	1,672
ING US, Inc.
5.50%, 07/15/2022 - 144A	955	975
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A ^	820	840
Oil Insurance, Ltd.
3.44%, 09/04/2012 - 144A * Ž	1,245	1,082
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 *	2,760	2,611
IT Services - 0.7%
Cardtronics, Inc.
8.25%, 09/01/2018 ^	1,890	2,098
Machinery - 0.7%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,855	1,887
Marine - 0.6%
Martin Midstream Partners LP
8.88%, 04/01/2018	1,663	1,700
Media - 1.3%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A ^	1,145	1,096
7.63%, 03/15/2020 - Series A - 144A	160	150
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	1,010	1,127
WMG Acquisition Corp.
9.50%, 06/15/2016	1,285	1,409
Metals & Mining - 1.9%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	890	1,187
ArcelorMittal
6.25%, 02/25/2022 ^	1,965	1,969
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A ^	160	164
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,000	1,393

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Metals & Mining (continued)
Xstrata Finance Canada, Ltd.
4.95%, 11/15/2021 - 144A	$840	$895
Multi-Utilities - 0.7%
Black Hills Corp.
5.88%, 07/15/2020	1,200	1,375
9.00%, 05/15/2014	690	772
Oil, Gas & Consumable Fuels - 5.7%
Chesapeake Energy Corp.
6.50%, 08/15/2017 ^	1,325	1,328
6.78%, 03/15/2019 ^	1,300	1,274
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A ^	1,010	881
Energy Transfer Equity, LP
7.50%, 10/15/2020	320	366
Energy Transfer Partners, LP
5.20%, 02/01/2022	1,045	1,155
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	2,060	2,273
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	1,305	1,292
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	1,280	1,393
PDC Energy, Inc.
12.00%, 02/15/2018	1,000	1,060
Petrobras International Finance Co.
5.38%, 01/27/2021	1,040	1,163
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,050	1,188
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	876	1,093
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,545	1,900
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A	2,224	1,970
Professional Services - 0.5%
Block Financial LLC
5.13%, 10/30/2014 ^	1,300	1,344
Real Estate Investment Trusts - 1.9%
Entertainment Properties Trust
7.75%, 07/15/2020	2,335	2,623
Kilroy Realty, LP
6.63%, 06/01/2020	2,440	2,807
Real Estate Management & Development - 0.2%
Weyerhaeuser Real Estate Co.
6.12%, 09/17/2012 - 144A	650	653
Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies BV
6.50%, 05/15/2019 - 144A ^	575	599
Software - 0.2%
First Data Corp.
7.38%, 06/15/2019 - 144A	630	658
Specialty Retail - 0.5%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	290	301
Michaels Stores, Inc.
11.38%, 11/01/2016 ^	1,200	1,270
Tobacco - 0.7%
Lorillard Tobacco Co.
8.13%, 06/23/2019	1,635	2,061

	Principal	Value
	(000’s)	(000’s)
Wireless Telecommunication Services - 4.3%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	$2,350	$2,583
6.11%, 01/15/2020 - 144A	1,650	1,943
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015 ^	2,200	2,217
SBA Tower Trust
5.10%, 04/17/2017 - 144A	2,365	2,587
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	430	502
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site Non
6.83%, 11/15/2015 - 144A	2,570	2,696

Total Corporate Debt Securities (cost $171,252)		183,072

CONVERTIBLE BOND - 0.3%
Automobiles - 0.3%
Ford Motor Co.
4.25%, 11/15/2016	730	985
Total Convertible Bond (cost $730)

LOAN ASSIGNMENT - 0.5%
Paper & Forest Products - 0.5%
Ainsworth Lumber Co., Ltd.
5.25%, 06/26/2014	1,651	1,571
Total Loan Assignment (cost $1,560)

		Value
	Shares	(000’s)
PREFERRED STOCKS - 1.3%
Consumer Finance - 0.6%
Ally Financial, Inc., 8.50% *	75,200	1,748
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp., 9.08% - 144A	1,661	1,978

Total Preferred Stocks (cost $4,033)		3,726

COMMON STOCK - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	75,000	3,386
Total Common Stock (cost $2,349)

WARRANT - 0.5%
Commercial Banks - 0.5%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	148,210	1,467
Total Warrant (cost $1,141)

SECURITIES LENDING COLLATERAL - 13.4%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% 	38,697,125	38,697
Total Securities Lending Collateral (cost $38,697)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $11,359 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $11,587.	$11,359	$11,359
Total Repurchase Agreement (cost $11,359)

Total Investment Securities (cost $308,175) P		325,303
Other Assets and Liabilities - Net		(36,280)

Net Assets		$289,023

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 07/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $37,909.
Ž	The security has a perpetual maturity. The date shown is the next call date.
џ	In default.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01% of the fund’s net assets.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
§	Illiquid. Total aggregate market value of illiquid securities is $1,686, or 0.58% of the fund’s net assets.
‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $308,175. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,197 and $3,069, respectively. Net unrealized appreciation for tax purposes is $17,128.
♦	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $101,588, or 35.15%, of the fund’s net assets.
IO	Interest Only
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso
PHP	Philippines Peso

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Flexible Income

(formerly, Transamerica AEGON Flexible Income)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Asset-Backed Securities	$—	$7,905	$—	$7,905
Common Stock	3,386	—	—	3,386
Convertible Bond	—	985	—	985
Corporate Debt Securities	—	183,072	♦	183,072
Foreign Government Obligations	—	10,948	—	10,948
Loan Assignment	—	1,571	—	1,571
Mortgage-Backed Securities	—	23,639	—	23,639
Municipal Government Obligations	—	3,897	—	3,897
Preferred Corporate Debt Security	—	3,399	—	3,399
Preferred Stocks	3,726	—	—	3,726
Repurchase Agreement	—	11,359	—	11,359
Securities Lending Collateral	38,697	—	—	38,697
U.S. Government Agency Obligation	—	690	—	690
U.S. Government Obligations	—	30,562	—	30,562
Warrant	1,467	—	—	1,467

Total	$47,276	$278,027	$ ♦	$325,303

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ		Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 07/31/2012 ƒ
Corporate Debt Securities	$	♦	$—	$—	$—	$—	$(	♦)	$—	$—	$	♦	$(	♦)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 securities is less than 0.01% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.
♦	Amount is less than 1.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal		Value
	(000’s)		(000’s)
U.S. GOVERNMENT OBLIGATIONS - 6.5%
United States - 6.5%
U.S. Treasury Note
0.63%, 05/31/2017 ^		$644	$646
0.88%, 01/31/2017		563	571
1.38%, 09/30/2018		1,773	1,831
1.75%, 05/15/2022 ^		652	668
2.00%, 11/15/2021		564	593
2.25%, 03/31/2016 ^g		3,256	3,478
2.38%, 02/28/2015		836	881
2.50%, 03/31/2015		2,987	3,165
2.63%, 08/15/2020		2,779	3,090
3.50%, 05/15/2020 a		5,618	6,624

Total U.S. Government Obligations (cost $19,962)			21,547

FOREIGN GOVERNMENT OBLIGATIONS - 9.5%
Australia - 2.7%
Australia Government Bond
4.75%, 11/15/2012	AUD	1,453	1,533
5.50%, 12/15/2013 ^		937	1,020
5.50%, 04/21/2023		3,012	3,850
5.75%, 05/15/2021 - 07/15/2022		1,747	2,241
Brazil - 1.4%
Brazil Notas do Tesouro Nacional
6.00%, 05/15/2015	BRL	698	792
10.00%, 01/01/2017 - 01/01/2021		8,244	4,142
Canada - 0.5%
Canadian Government Bond
1.50%, 03/01/2017	CAD	660	664
3.50%, 06/01/2020		486	555
4.00%, 06/01/2016		363	399
Germany - 1.9%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR	1,916	2,795
4.25%, 07/04/2017		2,440	3,576
Hong Kong - 0.5%
Hong Kong Government Bond
1.67%, 03/24/2014	HKD	1,550	205
1.69%, 12/22/2014		2,100	280
2.03%, 03/18/2013		3,550	463
3.51%, 12/08/2014		3,250	452
4.13%, 02/22/2013		2,650	349
Malaysia - 0.6%
Malaysia Government Bond
2.51%, 08/27/2012	MYR	4,543	1,451
Republic of Malaysia
3.46%, 07/31/2013		1,617	519
Netherlands - 0.2%
Netherlands Government Bond
1.00%, 02/24/2017 - 144A		$545	546
Poland - 0.1%
Poland Government Bond
3.00%, 08/24/2016	PLN	1,611	499
Poland Government International Bond
5.00%, 03/23/2022		$127	145
Switzerland - 0.2%
Switzerland Government Bond
2.00%, 04/28/2021 - 05/25/2022	CHF	255	298
2.25%, 07/06/2020		210	248
United Kingdom - 1.4%
United Kingdom Gilt
4.00%, 09/07/2016	GBP	319	574

	Principal		Value
	(000’s)		(000’s)
United Kingdom (continued)
United Kingdom Gilt (continued)
4.75%, 03/07/2020	GBP	2,032	$4,034

Total Foreign Government Obligations (cost $ 30,509)			31,630

MORTGAGE-BACKED SECURITY - 0.1%
United States - 0.1%
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.00%, 11/15/2015 - 144A *		$366	350
Total Mortgage-Backed Security (cost $331)

PREFERRED CORPORATE DEBT SECURITIES - 0.0% ¥
United States - 0.0% ¥
Deutsche Bank Capital Funding Trust VII
5.63%, 01/19/2016 - 144A * Ž		64	57
NB Capital Trust II
7.83%, 12/15/2026		31	31

Total Preferred Corporate Debt Securities (cost $80)			88

CORPORATE DEBT SECURITIES - 3.9%
Argentina - 0.0% ¥
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 - 144A		73	27
Australia - 0.1%
FMG Resources August 2006 Pty, Ltd.
6.00%, 04/01/2017 - 144A ^		127	127
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A		462	472
TFS Corp., Ltd.
11.00%, 07/15/2018 - 144A §		515	497
Austria - 0.0% ¥
OGX Austria GmbH
8.50%, 06/01/2018 - 144A ^		340	300
Brazil - 0.2%
Banco Bradesco SA
4.50%, 01/12/2017 - 144A		200	211
Hypermarcas SA
6.50%, 04/20/2021 - 144A ^		170	167
Canada - 0.2%
Bank of Nova Scotia
2.55%, 01/12/2017 ^		261	275
Toronto-Dominion Bank
2.38%, 10/19/2016		250	262
Viterra, Inc.
5.95%, 08/01/2020 - 144A		106	116
Cayman Islands - 0.4%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A		271	286
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A		183	199
Odebrecht Finance, Ltd.
5.13%, 06/26/2022 - 144A ^		200	205
Petrobras International Finance Co. - Pifco
3.50%, 02/06/2017		193	199
Chile - 0.3%
Banco Santander Chile
2.47%, 02/14/2014 - 144A *		270	261
Corp. Nacional del Cobre de Chile
3.00%, 07/17/2022 - 144A		200	199
Inversiones Alsacia SA
8.00%, 08/18/2018 - 144A §		196	195

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal		Value
	(000’s)		(000’s)
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041 - Reg S *		$300	$297
Ireland - 0.0% ¥
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	EUR	100	108
Luxembourg - 0.2%
Capsugel FinanceCo S.C.A.
9.88%, 08/01/2019 - 144A		100	136
Evraz Group SA
9.50%, 04/24/2018 - 144A		$125	135
Intelsat Jackson Holdings SA
7.50%, 04/01/2021		309	331
TNK-BP Finance SA
6.63%, 03/20/2017 - 144A		100	111
TNK-BP Finance SA - Series 2
7.50%, 07/18/2016 - 144A		100	113
Mexico - 0.1%
Petroleos Mexicanos
6.00%, 03/05/2020		242	290
Netherlands - 0.2%
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
3.38%, 01/19/2017		340	358
New World Resources NV
7.88%, 05/01/2018 - Reg S	EUR	150	177
Singapore - 0.1%
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017 - 144A		$144	147
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A		274	275
Sweden - 0.1%
Nordea Bank AB
3.13%, 03/20/2017 - 144A		200	207
Switzerland - 0.0% ¥
UBS AG
5.88%, 12/20/2017		100	116
United Kingdom - 0.3%
BAT International Finance PLC
2.13%, 06/07/2017 - 144A		197	200
Lloyds TSB Bank PLC
13.00%, 01/22/2029 * Ž	GBP	500	940
United States - 1.6%
Ally Financial, Inc.
4.50%, 02/11/2014		$155	160
American Express Credit Corp.
2.38%, 03/24/2017		212	223
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017		157	159
Banco del Estado de Chile
2.03%, 04/02/2015		250	248
Building Materials Corp., of America
6.88%, 08/15/2018 - 144A		111	120
Calpine Corp. (Escrow Shares)
8.75%, 07/15/2013 Ә		2,142	♦
Citigroup Funding, Inc.
Zero Coupon, 11/27/2012		400	397
CONSOL Energy, Inc.
8.00%, 04/01/2017		348	369
DaVita, Inc.
6.38%, 11/01/2018		91	97
6.63%, 11/01/2020 ^		148	157
Delta Topco Limited
10.00%, 11/24/2060 Ә § Δ		631	613

	Principal		Value
	(000’s)		(000’s)
United States (continued)
DJO Finance LLC / DJO Finance Corp.
9.75%, 10/15/2017		$50	$37
Ford Motor Credit Co., LLC
6.63%, 08/15/2017		112	128
7.00%, 04/15/2015		100	111
General Electric Capital Corp.
5.63%, 05/01/2018		220	260
6.25%, 12/15/2022 * Ž		300	307
Hertz Corp.
7.50%, 10/15/2018		21	23
Hughes Satellite Systems Corp.
6.50%, 06/15/2019		169	182
7.63%, 06/15/2021		89	98
JPMorgan Chase Bank NA
0.80%, 06/13/2016 *		250	233
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021		158	167
MetroPCS Wireless, Inc.
6.63%, 11/15/2020		22	22
Phibro Animal Health Corp.
9.25%, 07/01/2018 - 144A		52	51
Phillips 66
2.95%, 05/01/2017 - 144A		28	29
Reliance Holdings USA, Inc.
4.50%, 10/19/2020 - 144A		294	292
SunGard Data Systems, Inc.
7.38%, 11/15/2018		171	182
Texas Industries, Inc.
9.25%, 08/15/2020		262	275

Total Corporate Debt Securities (cost $12,646)			12,879

CONVERTIBLE BONDS - 3.1%
Bermuda - 0.0% ¥
Celestial Nutrifoods, Ltd.
0.00%, 06/12/2011 § џ ‡	SGD	1,400	34
Cayman Islands - 0.5%
China Milk Products Group, Ltd.
0.00%, 01/05/2012 § џ ‡		$600	120
FU JI Food and Catering Services Holdings, Ltd.
0.00%, 10/18/2010 § џ ‡	CNY	2,700	4
Pyrus, Ltd.
7.50%, 12/20/2015 - 144A §		$500	535
Zeus Cayman
1.69%, 08/19/2013 	JPY	67,000	843
China - 0.0% ¥
China Petroleum & Chemical Corp.
2.13%, 04/24/2014 	HKD	820	123
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Capital
4.00%, 03/29/2013		$7	7
Credit Suisse Group Guernsey V, Ltd.
4.00%, 03/29/2013 Ә		207	212
India - 0.4%
REI Agro, Ltd.
5.50%, 11/13/2014 - 144A §		640	441
Suzlon Energy, Ltd.
Zero Coupon, 07/25/2014 §		342	291
55.44%, 10/11/2012 		300	372

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal		Value
	(000’s)		(000’s)
Jersey, Channel Islands - 0.3%
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012 ^		$1,940	$1,291
Malaysia - 0.1%
Paka Capital, Ltd.
2.90%, 03/12/2013 		200	205
Netherlands - 0.3%
Bio City Development Co. B.V.
8.00%, 07/06/2018 - 144A §		1,200	1,197
Portugal Telecom International Finance BV
4.13%, 08/28/2014		50	60
Singapore - 0.6%
CapitaLand, Ltd.
2.10%, 11/15/2016		500	402
2.95%, 06/20/2022		750	583
3.13%, 03/05/2018		250	213
Keppel Land, Ltd.
2.50%, 06/23/2013		200	162
Olam International, Ltd.
6.00%, 10/15/2016		500	534
Ying Li International Real Estate, Ltd.
4.00%, 03/03/2015 §	SGD	500	406
United Kingdom - 0.1%
Essar Energy PLC
4.25%, 02/01/2016		$400	236
United States - 0.7%
Electronic Arts, Inc.
0.75%, 07/15/2016		144	128
Gilead Sciences, Inc.
0.63%, 05/01/2013		23	33
1.63%, 05/01/2016		287	391
Hologic, Inc.
2.00%, 12/15/2037 *		527	570
Mylan, Inc.
3.75%, 09/15/2015		331	604
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016 - 144A		406	360
4.38%, 06/01/2014		102	116

Total Convertible Bonds (cost $12,589)			10,473

LOAN ASSIGNMENTS - 0.4%
United States - 0.4%
Equipower Resources Holdings LLC
- , 12/21/2018 *		135	135
Obsidian Natural Gas Trust
7.00%, 11/02/2015 * §		817	817
Vodafone Americas Finance 2, Inc., Tranche B
6.25%, 07/11/2016 * §		386	393

Total Loan Assignments (cost $1,331)			1,345

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
Canada - 0.3%
Canadian Treasury Bill
0.95%, 08/30/2012 	CAD	507	505
1.10%, 08/02/2012 		423	422
Germany - 0.3%
German Treasury Bill
Zero Coupon, 12/05/2012 - 01/23/2013	EUR	800	985

	Principal		Value
	(000’s)		(000’s)
Japan - 1.2%
Japan Treasury Discount Bill
0.09%, 01/16/2013 	JPY	70,000	$896
0.11%, 08/06/2012 - 11/09/2012 		230,000	2,944
Mexico - 0.7%
Mexico Cetes Zero Coupon, 08/23/2012	MXN	3,641	273
0.01%, 11/15/2012 - 12/13/2012 		24,503	1,816
Singapore - 0.9%
Singapore Treasury Bill
0.22%, 10/25/2012 - 01/24/2013 	SGD	3,169	2,545
0.37%, 08/02/2012 		1,352	1,086

Total Short-Term Foreign Government Obligations (cost $11,406)			11,472

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.0%
United States - 6.0%
U.S. Treasury Bill
0.06%, 10/04/2012  ^		$5,200	5,199
0.08%, 10/11/2012 - 10/18/2012 		14,235	14,232
0.10%, 11/01/2012 		600	600

Total Short-Term U.S. Government Obligations (cost $20,031)			20,031

			Value
	Shares		(000’s)
CONVERTIBLE PREFERRED STOCKS - 0.6%
United States - 0.6%
Chesapeake Energy Corp., 5.75% - 144A ^		202	178
General Motors Co., 4.75% ^		8,368	280
Health Care REIT, Inc., 6.50%		4,450	252
NextEra Energy, Inc., 5.60% ‡		5,632	292
Omnicare Capital Trust II, 4.00%		2,872	127
PPL Corp., 8.75%		4,488	242
PPL Corp., 9.50% ^		4,300	234
United Technologies Corp., 7.50% ‡		3,063	162
Wells Fargo & Co., 7.50%		185	214

Total Convertible Preferred Stocks (cost $2,014)			1,981

PREFERRED STOCKS - 1.0%
Brazil - 0.4%
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, 0.86% 		12,908	526
Itau Unibanco Holding SA, 3.49% 		21,112	335
Germany - 0.2%
Volkswagen AG, 2.22% 		4,667	798
United Kingdom - 0.1%
HSBC Holdings PLC, 8.00% ^		8,400	232
Royal Bank of Scotland Group PLC, 6.40% ^		7,700	149
Royal Bank of Scotland Group PLC, 7.25%		6,887	151
United States - 0.3%
Citigroup Capital XIII, 7.88% *		8,657	237
GMAC Capital Trust I, 8.13% *		17,508	427
RBS Capital Funding Trust VII, 6.08% ‡		4,001	61
US Bancorp, - Series F, 6.50% *		8,244	239
US Bancorp, - Series G, 6.00% * ^		4,308	118

Total Preferred Stocks (cost $2,918)			3,273

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

		Value
	Shares	(000’s)
COMMON STOCKS - 60.4%
Argentina - 0.0% ¥
IRSA Inversiones y Representaciones SA ADR §	3,344	$23
Pampa Energia SA ADR ‡	3,314	13
Australia - 0.4%
Asciano, Ltd.	32,406	148
BHP Billiton, Ltd.	8,445	283
Newcrest Mining, Ltd.	15,287	378
Orica, Ltd.	8,011	210
Telstra Corp., Ltd.	53,770	226
Belgium - 0.1%
RHJ International ‡	36,300	170
Brazil - 0.9%
Banco do Brasil SA	10,486	112
Cia Energetica de Minas Gerais ADR	19,425	369
Cyrela Brazil Realty SA Empreendimentos e Participacoes	30,910	223
Hypermarcas SA ‡	64,148	404
MRV Engenharia e Participacoes SA	52,931	288
Petroleo Brasileiro SA - Class A ADR	35,481	675
Qualicorp SA ‡	24,016	214
SLC Agricola SA	27,277	299
Telefonica Brasil SA ADR	19,298	451
Tractebel Energia SA	8,382	150
Canada - 1.7%
Athabasca Oil Corp. ‡	27,700	339
Bank of Nova Scotia	5,680	297
Eldorado Gold Corp.	37,444	405
Goldcorp, Inc. ■ ^	34,953	1,259
Katanga Mining, Ltd. ‡	12,700	6
Kinross Gold Corp.	40,999	342
Osisko Mining Corp. ‡	31,876	272
Rogers Communications, Inc. - Class B	5,531	217
Silver Wheaton Corp. ^	15,112	416
Sino-Forest Corp. - Class A ^ ‡ Ә	20,700	28
Suncor Energy, Inc.	33,777	1,033
Talisman Energy, Inc.	14,634	181
Teck Resources, Ltd. - Class B	1,339	38
TELUS Corp. Ә	3,170	198
Toronto-Dominion Bank ^	948	75
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA ADR	2,954	177
Denmark - 0.0% ¥
A.P. Moller - Maersk A/S - Class B	20	139
Egypt - 0.0% ¥
Telecom Egypt Co.	3,667	8
France - 1.5%
AXA SA	16,664	204
BNP Paribas SA	17,643	655
Cie Generale D’optique Essilor International SA	7,409	646
Eutelsat Communications SA	6,752	204
LVMH Moet Hennessy Louis Vuitton SA	2,764	417
Safran SA	10,253	348
Sanofi	6,976	571
Sanofi ADR	1,000	41
Technip SA	1,426	150
Total SA	12,966	600
Total SA ADR	16,870	775
Germany - 2.3%
Allianz SE	3,602	359
BASF SE	8,572	627
Bayer AG	9,348	712
Bayerische Motoren Werke AG	3,361	251
Daimler AG	4,319	216
Deutsche Telekom AG	50,384	569

		Value
	Shares	(000’s)
Germany (continued)
Fresenius Medical Care AG & Co., KGaA	8,777	$638
Fresenius SE & Co. KGaA	5,306	567
Infineon Technologies AG	45,745	334
K+S AG	3,288	163
Kabel Deutschland Holding AG ‡	4,797	301
Lanxess AG	5,809	404
Linde AG	4,770	710
Muenchener Rueckversicherungs AG	1,245	177
SAP AG	3,206	205
Siemens AG	11,771	1,001
Hong Kong - 1.5%
AIA Group, Ltd.	41,223	145
Beijing Enterprises Holdings, Ltd. ^	132,290	858
Chaoda Modern Agriculture Holdings, Ltd. ^ ‡ Ә §	1,090,190	65
Cheung Kong Holdings, Ltd.	16,371	215
Cheung Kong Infrastructure Holdings, Ltd. ^	31,244	189
China BlueChemical, Ltd.	203,825	135
China Resources Gas Group, Ltd. ^	98,802	192
China Resources Power Holdings Co., Ltd.	124,000	262
China Shenhua Energy Co., Ltd. - Class H	43,253	161
China Telecom Corp., Ltd.	140,887	73
China Unicom, Ltd.	56,202	83
CSR Corp., Ltd. ^	66,061	49
Dongfang Electric Corp., Ltd. ^	47,407	69
Dongfeng Motor Group Co., Ltd. - Class H ^	61,273	85
Guangzhou Automobile Group Co., Ltd. ^	97,482	73
Haitian International Holdings, Ltd.	65,268	63
Huaneng Power International, Inc. - Class H ^	252,521	184
Hutchison Whampoa, Ltd.	29,916	269
Jiangsu Expressway Co., Ltd. - Class H ^	115,911	108
Link Real Estate Investment Trust	171,630	754
Ping An Insurance Group Co. - Class H ^	14,050	110
Shanghai Electric Group Co., Ltd. - Class H ^	309,171	116
Sinopharm Group Co., Ltd. - Class H ^	94,595	278
Sun Hung Kai Properties, Ltd.	15,676	196
Tianjin Development Holdings, Ltd. ‡	564,506	268
Tianjin Port Development Holdings, Ltd.	452,473	48
Wharf Holdings, Ltd.	31,000	179
Yuanda China Holdings, Ltd.	867,436	88
Zhongsheng Group Holdings, Ltd. ^	99,809	107
India - 0.0% ¥
Adani Enterprises, Ltd.	24,540	80
Indonesia - 0.0% ¥
Bumi Resources PT	951,167	105
Telekomunikasi Indonesia Persero PT	111,183	107
Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. ADR ■	19,632	803
Italy - 0.4%
ENI SpA	32,272	669
Fiat Industrial SpA	64,049	631
Intesa Sanpaolo SpA	118,908	151
Telecom Italia SpA	85,060	70
Japan - 6.0%
Aisin Seiki Co., Ltd.	5,330	164
Asahi Kasei Corp.	40,800	218
Astellas Pharma, Inc.	4,700	224
Bridgestone Corp.	23,800	542
Canon, Inc.	13,664	463
Daihatsu Motor Co., Ltd.	7,780	131
Daiwa House Industry Co., Ltd.	11,070	158
Denso Corp.	7,770	251
East Japan Railway Co.	12,665	813
FANUC Corp.	2,050	320

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Japan (continued)
Fuji Heavy Industries, Ltd. ^	72,420	$544
Futaba Industrial Co., Ltd. ‡ ^	13,100	62
Hitachi Chemical Co., Ltd. ^	11,200	172
Hitachi, Ltd.	34,300	204
Honda Motor Co., Ltd.	17,482	571
Hoya Corp.	19,089	427
INPEX Corp.	109	612
JGC Corp.	19,910	615
JSR Corp.	7,800	139
KAO Corp.	4,900	133
KDDI Corp.	68	471
Kinden Corp.	4,600	31
Kirin Holdings Co., Ltd.	27,100	309
Kubota Corp.	62,584	599
Kuraray Co., Ltd.	14,630	173
Kyowa Hakko Kirin Co., Ltd.	21,180	237
Mitsubishi Corp.	36,420	730
Mitsubishi Tanabe Pharma Corp.	9,500	146
Mitsui & Co., Ltd.	67,132	1,002
Mitsui Fudosan Co., Ltd.	12,500	244
MS&AD Insurance Group Holdings	21,717	355
Murata Manufacturing Co., Ltd.	6,150	309
Nintendo Co., Ltd.	2,500	280
Nippon Electric Glass Co., Ltd. ^	12,800	68
Nippon Telegraph & Telephone Corp.	10,930	509
NTT DOCOMO, Inc.	422	708
Okumura Corp.	45,300	156
Rinnai Corp.^	3,080	199
ROHM Co., Ltd.	3,860	140
Shin-Etsu Chemical Co., Ltd.	13,676	697
Sony Financial Holdings, Inc.	11,300	182
Sumitomo Corp.	14,800	210
Sumitomo Electric Industries, Ltd.	10,000	119
Sumitomo Mitsui Financial Group, Inc.	13,480	429
Suzuki Motor Corp.	33,362	616
TDK Corp. ^	4,520	174
Terumo Corp.	3,750	155
Toda Corp.	44,900	138
Tokio Marine Holdings, Inc.	35,300	818
Tokyo Gas Co., Ltd. ^	116,370	602
Toyota Industries Corp.	19,037	512
UBE Industries, Ltd.	109,100	240
West Japan Railway Co.	5,700	247
Yahoo! Japan Corp. ^	567	207
Yamada Denki Co., Ltd. ^	5,960	311
Jersey, Channel Islands - 0.1%
Randgold Resources, Ltd. ADR	4,220	378
Korea, Republic of - 1.0%
Cheil Industries, Inc.	1,965	169
Hyundai Motor Co.	1,761	369
KT Corp.	1,180	34
KT Corp. ADR	14,602	208
KT&G Corp.	4,740	349
LG Corp.	2,802	145
Mando Corp.	375	54
POSCO	476	153
POSCO ADR	2,109	168
Samsung Electronics Co., Ltd.	1,246	1,442
Samsung Fine Chemicals Co., Ltd.	2,478	136
Luxembourg - 0.1%
Tenaris SA ADR ^	5,280	202
Malaysia - 0.5%
Axiata Group Bhd	360,712	675
British American Tobacco Malaysia Bhd	8,000	153
IHH Healthcare Bhd ‡	535,000	547
Telekom Malaysia Bhd	161,524	292

	Shares	Value (000’s)
Mexico - 0.2%
America Movil SAB de CV ADR	25,816	$688
Fomento Economico Mexicano SAB de CV ADR	1,937	165
Netherlands - 0.8%
DE Master Blenders 1753 NV ‡	17,006	197
ING Groep NV ‡	47,082	312
Koninklijke KPN NV ^	23,931	196
Koninklijke Philips Electronics NV	21,892	482
Royal Dutch Shell PLC - Class A ADR	10,969	748
Unilever NV	7,059	245
Ziggo NV ‡	10,608	307
New Zealand - 0.0% ¥
Guinness Peat Group PLC ^	232,354	95
Norway - 0.1%
Statoil ASA	15,519	370
Philippines - 0.0% ¥
Philippine Long Distance Telephone Co. ADR	2,474	162
Portugal - 0.0% ¥
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	32,546	83
Russian Federation - 0.2%
Federal Hydrogenerating Co. JSC	1,280,248	28
Federal Hydrogenerating Co. JSC ADR	109,381	268
Sberbank of Russia	137,581	387
Singapore - 0.7%
CapitaLand, Ltd. ^	163,150	393
DBS Group Holdings, Ltd.	13,770	163
Fraser and Neave, Ltd.	34,000	223
Global Logistic Properties, Ltd. - Class L	169,800	307
Keppel Corp., Ltd.	56,111	504
MobileOne, Ltd.	49,930	102
Oversea-Chinese Banking Corp.	60,190	462
Raffles Medical Group, Ltd.	57,200	114
SembCorp Marine, Ltd. ^	34,010	133
Singapore Press Holdings, Ltd. ^	35,080	116
Singapore Telecommunications, Ltd.	173,450	499
United Overseas Bank, Ltd.	7,970	128
South Africa - 0.1%
Life Healthcare Group Holdings, Ltd.	59,433	241
Sweden - 0.0% ¥
Millicom International Cellular SA	487	44
SKF AB - Class B	4,821	100
Switzerland - 1.0%
Nestle SA	17,258	1,062
Novartis AG	6,283	369
Roche Holding AG	2,477	440
Swisscom AG	757	303
Syngenta AG	1,232	421
Transocean, Ltd.	2,104	99
UBS AG ‡	26,747	282
Zurich Insurance Group AG ‡	1,012	226
Taiwan - 0.4%
Cheng Shin Rubber Industry Co., Ltd.	60,237	160
Chunghwa Telecom Co., Ltd.	62,333	187
Chunghwa Telecom Co., Ltd. ADR ^	13,395	397
Far EasTone Telecommunications Co., Ltd.	86,069	217
Hon Hai Precision Industry Co., Ltd. ‡	47,046	133
Taiwan Semiconductor Manufacturing Co., Ltd.	115,760	313
Yulon Motor Co., Ltd.	94,057	165
Thailand - 0.3%
Bangkok Dusit Medical Services PCL	52,300	165
PTT Global Chemical PCL	177,137	334
PTT PCL	22,897	237
Siam Commercial Bank PCL	55,875	286

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Turkey - 0.1%
Tupras Turkiye Petrol Rafinerileri AS	7,670	$169
United Kingdom - 3.5%
Amlin PLC	16,888	100
Anglo American PLC	2,068	62
Antofagasta PLC	23,549	396
AstraZeneca PLC	20,212	946
AstraZeneca PLC ADR	1,082	51
BG Group PLC	52,328	1,035
BHP Billiton PLC	10,366	304
BP PLC	61,558	410
BP PLC ADR	13,801	551
British American Tobacco PLC	4,843	258
BT Group PLC - Class A	162,060	552
Diageo PLC ADR	9,754	1,043
Genel Energy PLC ‡	21,043	211
GlaxoSmithKline PLC ADR	1,137	52
Glencore International PLC ^	23,840	120
HSBC Holdings PLC	72,075	603
Invensys PLC	49,467	187
KazMunaiGas Exploration Production - Reg S JSC GDR	22,280	405
Lloyds TSB Group PLC ‡	138,902	66
LSR Group - Reg S OJSC GDR	880	4
National Grid PLC	67,648	702
NMC Health PLC ‡	33,998	104
Novorossiysk Commercial Sea Port - Reg S PJSC GDR	20,749	152
Polyus Gold International, Ltd. ‡	147,957	474
Rio Tinto PLC	3,778	175
Shire PLC	6,082	176
SSE PLC	28,329	583
Unilever PLC	4,666	168
Unilever PLC ADR ^	2,914	104
Vodafone Group PLC	107,764	309
Vodafone Group PLC ADR	17,724	510
United States - 36.2%
3M Co.	5,359	489
Abbott Laboratories	935	62
Accenture PLC - Class A	832	50
ACE, Ltd.	12,296	903
Activision Blizzard, Inc. ■	63,201	760
Adobe Systems, Inc. ‡ ^	1,919	59
AES Corp. ‡	29,421	355
Aetna, Inc.	18,773	677
Agilent Technologies, Inc.	10,618	406
Alcoa, Inc. ■ ^	34,190	290
Allergan, Inc.	7,999	656
Alliance Data Systems Corp. ‡ ^	509	66
Allstate Corp.	3,459	119
Altria Group, Inc.	13,218	475
Amdocs, Ltd. ‡	1,725	51
Ameren Corp.	1,522	52
American Electric Power Co., Inc.	10,472	442
American Express Co.	6,663	385
American Tower Corp. - Class A REIT	7,917	572
American Water Works Co., Inc.	6,635	241
Ameriprise Financial, Inc.	731	38
AmerisourceBergen Corp. - Class A	7,790	309
Amgen, Inc.	801	66
Anadarko Petroleum Corp. ■	15,948	1,107
Analog Devices, Inc.	1,095	43
Apache Corp.	8,959	772
Apple, Inc. ‡ ■	10,917	6,668
Applied Materials, Inc.	30,087	328
Arch Capital Group, Ltd. ‡ ^	4,871	189
ASML Holding NV	1,195	69

	Shares	Value (000’s)
United States (continued)
AT&T, Inc. ^	62,878	$2,383
Autoliv, Inc. ^	600	34
Axis Capital Holdings, Ltd.	1,159	38
Bank of America Corp.	107,993	793
Bank of New York Mellon Corp.	35,535	756
Berkshire Hathaway, Inc. - Class B ‡	2,765	235
BioMarin Pharmaceutical, Inc. ‡	4,300	169
Boeing Co.	9,682	716
BorgWarner, Inc. ‡ ^	3,111	209
Bristol-Myers Squibb Co.	23,743	845
Brookfield Asset Management, Inc. - Class A ^	7,646	259
Bunge, Ltd. ^	817	54
CA, Inc.	21,555	519
Calpine Corp. ‡	26,289	449
Canadian Natural Resources, Ltd. ^	14,024	382
Canadian Pacific Railway, Ltd.	5,144	418
Capital One Financial Corp.	4,280	242
Cardinal Health, Inc.	1,030	44
CenturyLink, Inc. ^	3,636	151
Check Point Software Technologies, Ltd. ‡	918	45
Chevron Corp.	16,948	1,858
Chubb Corp.	5,663	412
CIGNA Corp.	5,921	238
Cisco Systems, Inc.	83,919	1,339
Citigroup, Inc.	43,557	1,181
CMS Energy Corp.	10,411	257
CNA Financial Corp. ^	1,829	48
CNH Global NV ‡	1,341	51
Coach, Inc.	793	39
Cobalt International Energy, Inc. ‡	15,405	387
Coca-Cola Co.	3,983	322
Cognizant Technology Solutions Corp. - Class A ‡	1,578	90
Colgate-Palmolive Co.	7,103	763
Comcast Corp. - Class A	45,651	1,485
ConAgra Foods, Inc.	1,971	49
ConocoPhillips	762	41
CONSOL Energy, Inc. ■	36,796	1,066
Constellation Brands, Inc. - Class A ‡	1,838	52
Corning, Inc.	84,867	967
Cosan, Ltd. - Class A	39,194	498
Coventry Health Care, Inc. ^	1,206	40
Covidien PLC	4,912	274
Crown Castle International Corp. ‡	3,710	230
Crown Holdings, Inc. ‡	4,377	157
Cummins, Inc.	2,378	228
CVS Caremark Corp.	12,456	564
DaVita, Inc. ‡	4,043	398
Dell, Inc. ‡	30,374	361
Delphi Automotive PLC ‡	3,800	108
Delta Topco Limited ‡ Ә § Δ	645,881	379
Denbury Resources, Inc. ‡	12,138	184
Devon Energy Corp.	18,594	1,099
Diamond Offshore Drilling, Inc. ^	812	53
Discover Financial Services	11,661	419
DISH Network Corp. - Class A	1,777	55
Dominion Resources, Inc.	4,397	239
Dow Chemical Co. ^	15,208	438
Dr. Pepper Snapple Group, Inc. ^	2,757	126
E.I. du Pont de Nemours & Co. ^	10,491	521
Eastman Chemical Co.	1,012	53
eBay, Inc. ‡	7,704	341
Electronic Arts, Inc. ‡	34,804	384
Eli Lilly & Co.	4,290	189
EMC Corp. ‡ ■	37,093	972
Endurance Specialty Holdings, Ltd. ^	3,830	133

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
Engility Holdings, Inc. ‡ ^	133	$2
Expedia, Inc.	1,098	63
Express Scripts Holding Co. ‡	4,652	270
Exxon Mobil Corp.	17,232	1,497
Fidelity National Financial, Inc. - Class A	10,455	195
Fidelity National Information Services, Inc.	1,687	53
FMC Corp.	22,145	1,211
Ford Motor Co. ^	40,135	371
Freeport-McMoRan Copper & Gold, Inc.	8,265	278
Freescale Semiconductor, Ltd. ‡ ^	37,300	398
Fusion-io, Inc. ‡ ^	16,522	316
Garmin, Ltd. ^	1,257	49
General Dynamics Corp.	5,443	345
General Electric Co.	111,497	2,314
General Mills, Inc.	12,432	481
General Motors Co. ‡ ^	18,753	370
Gilead Sciences, Inc. ‡	13,100	711
Goldman Sachs Group, Inc.	5,943	600
Google, Inc. - Class A ‡	2,328	1,474
Halliburton Co.	12,439	412
HCA Holdings, Inc. ■	28,120	745
HealthSouth Corp. ‡ ^	10,342	232
Helmerich & Payne, Inc. ^	993	46
Herbalife, Ltd. ^	948	52
Hess Corp.	3,804	179
Hewlett-Packard Co.	20,750	378
Hillshire Brands Co. ^	6,490	166
HJ Heinz Co. ^	5,953	329
Hologic, Inc. ‡	19,571	362
Humana, Inc.	5,461	336
Intel Corp.	56,532	1,452
International Game Technology	12,470	141
International Paper Co. ^	5,571	183
Intuit, Inc.	888	52
Johnson & Johnson ^	31,511	2,181
Johnson Controls, Inc.	6,623	163
JPMorgan Chase & Co.	30,237	1,088
Juniper Networks, Inc. ‡	30,370	532
KBR, Inc.	9,415	247
KLA-Tencor Corp.	925	47
Kroger Co.	1,886	42
L-3 Communications Holdings, Inc.	749	53
Lear Corp.	1,204	43
Life Technologies Corp. ‡ ^	7,296	320
Lincoln National Corp. ^	2,415	48
Lorillard, Inc.	1,967	253
LSR Group - 144A OJSC GDR	14,836	66
M&T Bank Corp. ^	2,429	209
Macy’s, Inc.	1,213	43
Marathon Oil Corp.	30,136	798
Marathon Petroleum Corp.	33,192	1,570
Mastercard, Inc. - Class A	1,905	832
Mattel, Inc. ■	20,318	715
McDermott International, Inc. ‡	17,574	206
McDonald’s Corp.	4,979	445
McGraw-Hill Cos., Inc.	947	44
McKesson Corp.	5,734	520
Mead Johnson Nutrition Co. - Class A	12,219	891
Medtronic, Inc.	17,111	675
Merck & Co., Inc.	32,135	1,419
MetLife, Inc.	8,046	248
MetroPCS Communications, Inc. ‡ ^	21,812	191
Mettler-Toledo International, Inc. ‡ ^	1,189	184
Microsoft Corp.	66,250	1,952
Monsanto Co.	5,371	460
Motorola Solutions, Inc.	5,619	272

	Shares	Value (000’s)
United States (continued)
Murphy Oil Corp.	940	$50
Mylan, Inc. ‡	17,172	395
National Oilwell Varco, Inc.	14,055	1,016
Navistar International Corp. ‡ ^	6,889	169
NetApp, Inc. ‡	16,681	545
Newmont Mining Corp.	15,804	703
Nexen, Inc.	22,238	565
NextEra Energy, Inc.	12,337	876
Northern Trust Corp.	4,612	209
Occidental Petroleum Corp. ^	22,286	1,941
Oracle Corp. ■	108,336	3,271
PACCAR, Inc. ^	4,028	161
Parker Hannifin Corp. ^	613	49
PerkinElmer, Inc.	7,848	201
Perrigo Co. ^	3,131	357
Pfizer, Inc.	79,949	1,922
Philip Morris International, Inc.	9,126	835
Phillips 66	41,452	1,559
Platinum Underwriters Holdings, Ltd. ^	2,637	100
Potash Corp. of Saskatchewan, Inc. ■	31,496	1,390
PPG Industries, Inc.	589	64
PPL Corp.	13,325	385
Praxair, Inc.	1,871	194
Precision Castparts Corp.	2,608	406
Procter & Gamble Co.	27,063	1,746
Progressive Corp. ^	7,415	146
Prudential Financial, Inc.	3,532	171
PulteGroup, Inc. ‡ ^	34,875	394
QEP Resources, Inc. ^	17,171	516
QUALCOMM, Inc.	31,015	1,850
Quicksilver Resources, Inc. ‡ ^	70,037	317
Reinsurance Group of America, Inc. - Class A	701	39
RenaissanceRe Holdings, Ltd. ^	2,651	196
RHJ International - 144A ‡	17,100	80
Rockwell Automation, Inc. ^	9,118	615
Ross Stores, Inc.	740	49
SanDisk Corp. ‡ ■ ^	20,183	830
Schlumberger, Ltd.	19,209	1,369
Simon Property Group, Inc. REIT	1,879	302
SM Energy Co.	6,617	312
Southern Co.	7,759	374
Spirit Aerosystems Holdings, Inc. - Class A ‡ ^	16,214	381
St. Joe Co. ‡ ^	62,174	1,053
State Street Corp.	13,292	537
Stillwater Mining Co. ‡ ^	12,223	109
Symantec Corp. ‡	20,335	320
TE Connectivity, Ltd.	1,532	51
Thermo Fisher Scientific, Inc.	6,648	370
Tiffany & Co. ^	5,961	327
Time Warner Cable, Inc.	6,048	514
Torchmark Corp.	1,018	51
Travelers Cos., Inc.	9,047	567
U.S. Bancorp	21,336	715
Unilever NV	2,690	93
Union Pacific Corp.	8,243	1,010
United Technologies Corp.	15,913	1,184
United Therapeutics Corp. ‡ ^	1,933	106
UnitedHealth Group, Inc.	18,367	938
Universal Health Services, Inc. - Class B ■ ^	8,844	346
Unum Group	1,904	36
Valeant Pharmaceuticals International, Inc. ‡ ■	4,600	219
Valero Energy Corp.	2,041	56
Verizon Communications, Inc.	26,751	1,208
Vertex Pharmaceuticals, Inc. ‡ ■	6,343	308
Viacom, Inc. - Class B	2,876	134
Visa, Inc. - Class A	9,578	1,236

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
Wal-Mart Stores, Inc. ■	17,652	$1,313
Waters Corp. ‡	4,294	333
Weatherford International, Ltd. ‡	17,471	211
WellPoint, Inc.	10,672	569
Wells Fargo & Co.	40,206	1,358
Western Digital Corp. ‡	1,405	56
Western Union Co.	1,959	34
Whiting Petroleum Corp. ‡ ■	21,033	850
Wyndham Worldwide Corp.	939	49
XL Group PLC - Class A	31,479	650

Total Common Stocks (cost $184,355)		201,024

INVESTMENT COMPANIES - 2.2%
United Kingdom - 0.0% ¥
Vinaland, Ltd.	60,624	29
United States - 2.2%
ETFS Physical Palladium Shares ‡	3,131	182
ETFS Platinum Trust ‡	2,643	369
SPDR Gold Shares ‡	42,790	6,698

Total Investment Companies (cost $5,779)		7,278

WARRANTS - 0.0% ¥
Australia - 0.0% ¥
TFS Corp., Ltd. ‡ Ә
Expiration: 07/15/2018
Exercise Price: AUD1.28	190,550	17
Canada - 0.0% ¥
Kinross Gold Corp. ‡
Expiration: 09/03/2013
Exercise Price: $32.00	9,602	4
United States - 0.0% ¥
Ford Motor Co. ‡
Expiration: 01/01/2013
Exercise Price: $9.20	43,117	31

Total Warrants (cost $235)		52

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.5%
Call Options - 0.0% ¥
Anadarko Petroleum Corp.	$13	42
Call Strike $80.00
Expires 01/19/2013
Goldcorp, Inc.	6	6
Call Strike $40.00
Expires 10/20/2012
Intel Corp.	14	7
Call Strike $27.00
Expires 10/20/2012
Nexen, Inc.	8	71
Call Strike $17.00
Expires 09/22/2012
Nexen, Inc.	8	60
Call Strike $19.00
Expires 12/22/2012
OTC- DAX Index	♦	3
Call Strike $7,258.78
Expires 09/21/2012
Counterparty: GSC

	Notional Amount (000’s)		Value (000’s)
Call Options (continued)
OTC- S&P 500 Index	$	♦	$2
Call Strike $1,412.15
Expires 08/17/2012
Counterparty: UBS
OTC- S&P 500 Index		1	10
Call Strike $1,425.00
Expires 09/21/2012 Ә
Counterparty: BOA
OTC- VIX		7	13
Call Strike $20.00
Expires 08/22/2012
Counterparty: JPM
SPDR Gold Shares		13	36
Call Strike $160.00
Expires 09/22/2012
SPDR Gold Shares		11	38
Call Strike $162.00
Expires 10/20/2012
SPDR Gold Trust		9	23
Call Strike $175.00
Expires 12/22/2012
Taiwan TAIEX Index		1	2
Call Strike $8,807.55
Expires 09/18/2013
Taiwan TAIEX Index		♦	30
Call Strike $7,249.48
Expires 12/18/2013
Taiwan TAIEX Index		♦	26
Call Strike $7,057.00
Expires 12/18/2013
Taiwan TAIEX Index		3	11
Call Strike $8,646.11
Expires 12/18/2013
Put Options - 0.5%
ConocoPhillips		33	122
Put Strike $70.00
Expires 01/19/2013
CONSOL Energy, Inc.		36	88
Put Strike $29.00
Expires 10/20/2012
Euro		EUR 2,170	176
Put Strike $1.31
Expires 11/01/2012 Ә
Euro		2,952	118
Put Strike $1.20
Expires 06/03/2013 Ә
OTC- Bovespa Index	$	♦	45
Put Strike $55,478.72
Expires 11/16/2012
Counterparty: GSC
OTC- Bovespa Index		♦	48
Put Strike $55,389.31
Expires 12/12/2012
Counterparty: CSFB
OTC- Korea Composite Stock Price Index		2,800	54
Put Strike $243.53
Expires 12/12/2013
Counterparty: CITI

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
OTC- Mead Johnson Nutrition Co.	$12	$91
Put Strike $80.00
Expires 08/17/2012 Ә
Counterparty: MSC
OTC- Russell 2000 Index	1	18
Put Strike $807.90
Expires 08/17/2012
Counterparty: BNP
OTC- Russell 2000 Index	1	33
Put Strike $800.00
Expires 09/13/2012
Counterparty: BOA
OTC- Russell 2000 Index	1	26
Put Strike $804.79
Expires 10/19/2012
Counterparty: JPM
OTC- Russell 2000 Index	1	42
Put Strike $753.98
Expires 11/16/2012
Counterparty: BNP
OTC- Russell 2000 Index	1	55
Put Strike $759.04
Expires 12/21/2012
Counterparty: JPM
OTC- S&P 500 Index	1	16
Put Strike $1,305.14
Expires 09/21/2012
Counterparty: BOA
S&P 500 Index	4	15
Put Strike $1,300.00
Expires 08/18/2012
S&P 500 Index	1	10
Put Strike $1,340.00
Expires 08/18/2012
S&P 500 Index	2	11
Put Strike $1,325.00
Expires 08/18/2012
S&P 500 Index	2	34
Put Strike $1,325.00
Expires 09/22/2012
S&P 500 Index	2	113
Put Strike $1,325.00
Expires 12/22/2012
S&P 500 Index	2	36
Put Strike $1,335.00
Expires 09/22/2012
S&P 500 Index	4	72
Put Strike $1,320.00
Expires 09/22/2012

Total Purchased Options (cost $2,481)		1,603

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	35,150,058	$35,150
Total Securities Lending Collateral (cost $35,150)

Total Investment Securities (cost $341,817) P		360,176
Other Assets and Liabilities - Net		(26,883)

Net Assets		$333,293

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Notional Amount (000’s)		Value (000’s)
WRITTEN OPTIONS - (0.3%) Ж
Call Options - (0.2%)
Activision Blizzard, Inc.		$(10)	$(7)
Call Strike $12.50
Expires 01/19/2013
Alcoa, Inc.		(34)	(9)
Call Strike $10.00
Expires 01/19/2013
Anadarko Petroleum Corp.		(13)	(11)
Call Strike $95.00
Expires 01/19/2013
Apple, Inc.		(3)	(410)
Call Strike $450.00
Expires 01/19/2013
BioMarin Pharmaceutical, Inc.		(4)	(2)
Call Strike $45.00
Expires 08/18/2012
CONSOL Energy, Inc.		(33)	(12)
Call Strike $35.00
Expires 10/20/2012
EMC Corp.		(5)	(15)
Call Strike $25.00
Expires 01/19/2013
Euro	EUR	(2,952)	(24)
Call Strike $1.40
Expires 06/03/2013 Ә
Euro		(2,170)	(1)
Call Strike $1.37
Expires 11/01/2012 Ә
Goldcorp, Inc.		$(6)	(1)
Call Strike $48.00
Expires 10/20/2012
HCA Holdings, Inc.		(6)	(2)
Call Strike $30.00
Expires 09/22/2012
Mattel, Inc.		(4)	(8)
Call Strike $35.00
Expires 01/19/2013
Oracle Corp.		(11)	(11)
Call Strike $33.00
Expires 12/22/2012
OTC- Bovespa Index		(♦ )	(15)
Call Strike $64,667.72
Expires 12/12/2012
Counterparty: CSFB
OTC- Canon, Inc.	JPY	(3)	(7)
Call Strike $2,758.05
Expires 01/18/2013
Counterparty: DUB
OTC- DAX Index	$	(♦ )	(♦ )
Call Strike $7,828.10
Expires 09/21/2012
Counterparty: GSC
OTC- Mattel, Inc.		(3)	(10)
Call Strike $33.00
Expires 01/18/2013
Counterparty: MSC
OTC- Mead Johnson Nutrition Co.		(12)	(3)
Call Strike $100.00
Expires 01/18/2013 Ә
Counterparty: MSC

	Notional Amount (000’s)		Value (000’s)
Call Options (continued)
OTC- Mitsui Fudosan Co., Ltd.	JPY	(4)	$(6)
Call Strike $1,521.73
Expires 01/18/2013
Counterparty: CITI
OTC- VIX		$(7)	(5)
Call Strike $26.00
Expires 08/22/2012
Counterparty: JPM
OTC- Yamada Denki Co., Ltd.	JPY	(1)	(6)
Call Strike $4,347.00
Expires 01/18/2013
Counterparty: CITI
Potash Corp. of Saskatchewan, Inc.		$(4)	(4)
Call Strike $50.00
Expires 12/22/2012
Potash Corp. of Saskatchewan, Inc.		(4)	(3)
Call Strike $47.50
Expires 09/22/2012
SanDisk Corp.		(8)	(24)
Call Strike $45.00
Expires 01/19/2013
SanDisk Corp.		(2)	(3)
Call Strike $43.00
Expires 10/20/2012
Universal Health Services		(5)	(1)
Call Strike $45.00
Expires 10/20/2012
Valeant Pharmaceuticals, Inc.		(2)	(12)
Call Strike $50.00
Expires 01/19/2013
Vertex Pharmaceuticals, Inc.		(6)	(79)
Call Strike $40.00
Expires 01/19/2013
Wal-Mart Stores, Inc.		(18)	(50)
Call Strike $75.00
Expires 01/19/2013
Whiting Petroleum Corp.		(6)	(7)
Call Strike $52.50
Expires 01/19/2013
Put Options - (0.1%)
ConocoPhillips		(33)	(29)
Put Strike $55.00
Expires 01/19/2013
Goldcorp, Inc.		(6)	(14)
Put Strike $36.00
Expires 10/20/2012
Intel Corp.		(14)	(13)
Put Strike $25.00
Expires 10/20/2012
Mattel, Inc.		(18)	(4)
Put Strike $25.00
Expires 01/19/2013
Nexen, Inc.		(4)	(1)
Put Strike $16.00
Expires 12/22/2012
Nexen, Inc.		(8)	(♦ )
Put Strike $16.00
Expires 09/22/2012 Ә

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Notional Amount (000’s)		Value (000’s)
Put Options (continued)
OTC- Bovespa Index	$	(♦ )	$(11)
Put Strike $46,466.95
Expires 11/16/2012
Counterparty: GSC
OTC- Bovespa Index		(♦ )	(13)
Put Strike $46,392.06
Expires 12/12/2012
Counterparty: CSFB
OTC- Mead Johnson Nutrition Co.		(12)	(68)
Put Strike $60.00
Expires 01/17/2014 Ә
Counterparty: MSC
OTC- Russell 2000 Index		(1)	(16)
Put Strike $676.65
Expires 11/16/2012
Counterparty: BNP
OTC- Russell 2000 Index		(1)	(9)
Put Strike $730.12
Expires 10/19/2012
Counterparty: JPM
OTC- Russell 2000 Index		(1)	(5)
Put Strike $700.00
Expires 09/13/2012
Counterparty: BOA

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
OTC- Russell 2000 Index	$(1)	$(25)
Put Strike $681.19
Expires 12/21/2012
Counterparty: JPM
OTC- S&P 500 Index	(1)	(3)
Put Strike $1,175.00
Expires 09/21/2012 Ә
Counterparty: BOA
OTC- S&P 500 Index	(1)	(1)
Put Strike $1,137.81
Expires 09/21/2012
Counterparty: BOA
S&P 500 Index	(♦ )	(35)
Put Strike $1,149.60
Expires 12/20/2013
S&P 500 Index	(2)	(47)
Put Strike $1,200.00
Expires 12/22/2012
Taiwan TAIEX Index	(♦ )	(46)
Put Strike $6,524.53
Expires 12/18/2013
Taiwan TAIEX Index	(♦ )	(16)
Put Strike $5,758.51
Expires 12/18/2013

Total Written Options (premiums: $(1,229))		(1,104)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	UBS	(1,928)	08/02/2012	$(1,933)	$(93)
Australian Dollar	UBS	1,928	08/02/2012	2,028	(2)
Australian Dollar	DUB	(988)	08/03/2012	(992)	(46)
Australian Dollar	UBS	(379)	08/09/2012	(387)	(12)
Australian Dollar	JPM	(476)	08/09/2012	(485)	(15)
Australian Dollar	BCLY	(606)	08/10/2012	(622)	(15)
Australian Dollar	UBS	(1,928)	09/06/2012	(2,021)	2
Australian Dollar	GSC	(753)	11/15/2012	(760)	(23)
Australian Dollar	GSC	(735)	11/15/2012	(745)	(19)
Australian Dollar	JPM	1,453	11/15/2012	1,418	94
Australian Dollar	JPM	(1,453)	11/15/2012	(1,420)	(92)
Brazilian Real	BCLY	(1,708)	08/02/2012	(812)	(22)
Brazilian Real	UBS	(753)	08/02/2012	(358)	(9)
Brazilian Real	UBS	753	08/02/2012	371	(3)
Brazilian Real	BCLY	1,708	08/02/2012	841	(8)
Brazilian Real	UBS	(753)	09/05/2012	(368)	3
Brazilian Real	BCLY	(1,708)	09/05/2012	(836)	8
Euro	UBS	430	08/02/2012	529	(♦ )
Euro	UBS	(430)	08/02/2012	(538)	9
Euro	DUB	(1,531)	08/09/2012	(1,877)	(7)
Euro	CSFB	(281)	08/09/2012	(344)	(1)
Euro	UBS	(602)	08/16/2012	(728)	(13)
Euro	CSFB	(141)	08/23/2012	(173)	(1)
Euro	JPM	(1,316)	08/24/2012	(1,614)	(5)
Euro	BCLY	(467)	08/24/2012	(572)	(2)
Euro	UBS	(674)	09/06/2012	(829)	♦
Euro	HSBC	(377)	12/05/2012	(459)	(5)
Euro	CSFB	(217)	01/09/2013	(264)	(3)
Euro	CSFB	(207)	01/23/2013	(252)	(3)
Japanese Yen	DUB	(80,000)	08/06/2012	(1,006)	(18)
Japanese Yen	DUB	8,959	08/10/2012	112	2

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Japanese Yen	UBS	89,408	08/23/2012	$1,132	$13
Japanese Yen	CSFB	(8,223)	08/23/2012	(104)	(1)
Japanese Yen	UBS	(70,000)	10/15/2012	(892)	(5)
Japanese Yen	DUB	(80,000)	11/09/2012	(1,008)	(18)
Japanese Yen	UBS	(70,000)	01/16/2013	(893)	(5)
Mexican Peso	DUB	(3,641)	08/23/2012	(277)	4
Mexican Peso	CSFB	15,867	09/06/2012	1,140	49
Mexican Peso	CSFB	(15,867)	09/06/2012	(1,185)	(3)
Mexican Peso	UBS	(10,789)	10/18/2012	(817)	12
Mexican Peso	UBS	10,789	10/18/2012	770	35
Mexican Peso	DUB	(13,040)	11/15/2012	(984)	13
Mexican Peso	JPM	(11,463)	12/13/2012	(862)	11
Pound Sterling	JPM	(510)	08/09/2012	(790)	(9)
Pound Sterling	DUB	(1,096)	08/17/2012	(1,702)	(16)
Pound Sterling	JPM	(679)	08/17/2012	(1,054)	(11)
Pound Sterling	DUB	(254)	08/24/2012	(397)	(1)
Pound Sterling	GSC	(383)	08/24/2012	(598)	(2)
Singapore Dollar	HSBC	(1,352)	08/02/2012	(1,070)	(16)
Singapore Dollar	JPM	(507)	08/03/2012	(401)	(6)
Singapore Dollar	JPM	507	08/03/2012	397	10
Singapore Dollar	JPM	740	08/10/2012	586	9
Singapore Dollar	HSBC	(442)	08/10/2012	(350)	(5)
Singapore Dollar	JPM	(740)	08/10/2012	(586)	(8)
Singapore Dollar	HSBC	442	08/10/2012	350	5
Singapore Dollar	UBS	(862)	01/24/2013	(685)	(8)

					$(252)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Swiss Franc	UBS	357	08/03/2012	$371	(4)
Euro	UBS	(298)	08/03/2012	(371)	4
Swiss Franc	CSFB	1,231	08/03/2012	1,276	(16)
Euro	CSFB	(1,025)	08/03/2012	(1,276)	15
Swiss Franc	UBS	1,224	08/24/2012	1,250	5
Euro	UBS	(1,019)	08/24/2012	(1,250)	(5)

					$(1)

OVER THE COUNTER SWAP AGREEMENTS: ß
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION:(1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 07/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (000’s)	Unrealized Depreciation (000’s)
CDX.NA.HY Series 18 Verision 1	5.00%	06/20/2017	JPM	578.69	$1,003	$32	$69	$(37)
CDX.NA.HY Series 18 Verision 1	5.00	06/20/2017	DUB	578.69	1,003	32	70	(38)

						$64	$139	$(75)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

					Notional	Market	Premiums	Net Unrealized
		Maturity		Currency	Amount	Value	(Received)	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	(000’s)	(000’s)	(000’s)	(000’s)
3-Month USD-LIBOR	1.28%	06/22/2016	UBS	USD	5,484	$17	$—	$17
3-Month USD-LIBOR	1.29	06/22/2016	DUB	USD	2,208	7	—	7
3-Month USD-LIBOR	1.32	06/22/2016	DUB	USD	2,242	8	—	8

						$32	$—	$32

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): ß

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (A)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (000’s)
SGX Nikkei Stock Average Dividend Point Index Futures	1.00%	03/31/2014	CITI	256	$45	$—	$45

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
DAX Index	Short	(11)	09/21/2012	$(127)
FTSE 100 Index	Short	(4)	09/21/2012	(♦ )
Hang Seng China Enterprise Index	Short	(2)	08/30/2012	(4)
MSCI Taiwan Index	Short	(5)	08/30/2012	(3)
Nikkei 225 Index	Short	(9)	09/13/2012	8
S&P 500 E-Mini Index	Short	(93)	09/21/2012	(69)
S&P TSE 60 Index	Short	(4)	09/20/2012	1
TOPIX Index	Short	(9)	09/14/2012	(21)

				$(215)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(39)	$—	$(39)
BNP	44	—	44
BOA	50	—	50
CITI	87	93	180
CSFB	56	—	56
DUB	(47)	(100)	(147)
GSC	(7)	—	(7)
HSBC	(21)	—	(21)
JPM	65	—	65
MSC	10	—	10
UBS	(57)	8,971	8,914

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Foreign Government Obligations	8.8%	$31,630
Oil, Gas & Consumable Fuels	8.2	29,391
U.S. Government Obligations	6.0	21,547
Pharmaceuticals	3.8	13,804
Commercial Banks	3.3	11,700
Computers & Peripherals	2.8	10,126
Capital Markets	2.8	9,996
Diversified Telecommunication Services	2.7	9,682
Chemicals	2.6	9,284
Health Care Providers & Services	2.4	8,696
Metals & Mining	2.4	8,659
Software	2.3	8,451
Diversified Financial Services	2.1	7,419
Insurance	2.0	7,200
Industrial Conglomerates	1.8	6,553
Food Products	1.5	5,412
Real Estate Management & Development	1.5	5,333
Wireless Telecommunication Services	1.4	4,940

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value (000’s)
Automobiles	1.4%	$4,872
Semiconductors & Semiconductor Equipment	1.3	4,566
Electric Utilities	1.2	4,457
Media	1.1	4,036
Communications Equipment	1.1	3,994
Energy Equipment & Services	1.1	3,962
Health Care Equipment & Supplies	1.1	3,917
Aerospace & Defense	1.0	3,597
Food & Staples Retailing	0.8	2,979
Machinery	0.8	2,932
Road & Rail	0.7	2,659
Household Products	0.7	2,642
IT Services	0.7	2,594
Tobacco	0.7	2,524
Electronic Equipment & Instruments	0.7	2,505
Auto Components	0.6	2,302
Beverages	0.6	2,175
Internet Software & Services	0.6	2,022
Trading Companies & Distributors	0.6	2,022
Real Estate Investment Trusts	0.5	1,880
Life Sciences Tools & Services	0.5	1,814
Biotechnology	0.5	1,784
Derivative	0.4	1,603
Electrical Equipment	0.4	1,581
Consumer Finance	0.4	1,428
Independent Power Producers & Energy Traders	0.4	1,400
Construction & Engineering	0.4	1,392
Multi-Utilities	0.3	1,250
Household Durables	0.3	1,153
Specialty Retail	0.2	794
Paper & Forest Products	0.2	725
Leisure Equipment & Products	0.2	715
Hotels, Restaurants & Leisure	0.2	639
Personal Products	0.2	623
Gas Utilities	0.2	602
Textiles, Apparel & Luxury Goods	0.2	551
Transportation Infrastructure	0.1	504
Office Electronics	0.1	463
Mortgage-Backed Security	0.1	350
Construction Materials	0.1	341
Commercial Services & Supplies	0.1	286
Water Utilities	0.1	241
Professional Services	0.1	214
Building Products	0.1	208
Containers & Packaging	0.0	¥157
Marine	0.0	¥139
Internet & Catalog Retail	0.0	¥63
Multiline Retail	0.0	¥43

Investment Securities, at Value	81.5	293,523
Short-Term Investments	18.5	66,653

Total Investments	100.0%	$360,176

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $34,224.
*	Floating or variable rate note. Rate is listed as of 07/31/2012.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,907, or 0.57% of the fund’s net assets, and total aggregate market value of fair valued derivatives is $(99), or (0.03)% of the fund’s net assets.
	Rate shown reflects the yield at 07/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $6,010, or 1.80% of the fund’s net assets.
џ	In default.
‡	Non-income producing security.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands) (continued):

All or a portion of this security represents unsettled loan commitment at 07/31/2012 where the rate will be determined at time of settlement.
P	Aggregate cost for federal income tax purposes is $341,817. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $38,692 and $20,333, respectively. Net unrealized appreciation for tax purposes is $18,359.
♦	Amount is less than 1.
g	A portion of this security in the amount of $846 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Cash in the amount of $291 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
ß	Cash, in the amount of $100, has been pledged as collateral with the broker for open swap contracts.
a	A portion of this security in the amount of $93 has been segregated as collateral with the broker for open swap contracts.
Ж	Cash in the amount of $1,289 has been segregated with the broker to cover open written options.
■	A portion of these securities in the amount of $7,682 has been segregated with the broker to cover open written options.
Δ	Restricted Security. At 07/31/2012, the fund owned the respective securities which were restricted to public resale as follows:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Delta Topco Limited	05/02/2012	$644	$613	0.18%
Common Stocks	Delta Topco Limited	05/02/2012	399	379	0.11

			$1,043	$992	0.29%

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference obligation less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $8,996, or 2.70% of the fund’s net assets.
ADR	American Depositary Receipt
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDX	A series of indices that track North American and emerging market credit derivative indices.
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GDR	Global Depositary Receipt
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
JSC	Joint Stock Company
MSC	Morgan Stanley
OTC	Over The Counter
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGX	Singapore Exchange
UBS	UBS AG

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Riggit
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$136,686	$63,931	$407	$201,024
Convertible Bonds	—	10,473	—	10,473
Convertible Preferred Stocks	1,981	—	—	1,981
Corporate Debt Securities	—	12,266	613	12,879
Foreign Government Obligations	—	31,630	—	31,630
Investment Companies	7,278	—	—	7,278
Loan Assignments	—	1,345	—	1,345
Mortgage-Backed Security	—	350	—	350
Preferred Corporate Debt Securities	—	88	—	88
Preferred Stocks	1,943	1,330	—	3,273
Purchased Options	1,125	478	—	1,603
Securities Lending Collateral	35,150	—	—	35,150
Short-Term Foreign Government Obligations	—	11,472	—	11,472
Short-Term U.S. Government Obligations	—	20,031	—	20,031
U.S. Government Obligations	—	21,547	—	21,547
Warrants	35	17	—	52

Total	$184,198	$174,958	$1,020	$360,176

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Written Options	$—	$(1,104)	$—	$(1,104)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Futures Contracts - Appreciation	$9	$—	$—	$9
Futures Contracts - Depreciation	(224)	—	—	(224)
Credit Default Swap - Depreciation	—	(75)	—	(75)
Forward Foreign Cross Currency Contract - Appreciation	—	24	—	24
Forward Foreign Cross Currency Contract - Depreciation	—	(25)	—	(25)
Forward Foreign Currency Contracts - Appreciation	—	279	—	279
Forward Foreign Currency Contracts - Depreciation	—	(531)	—	(531)
Interest Rate Swaps - Appreciation	—	32	—	32
Total Return Swap - Appreciation	—	45	—	45

Total	$(215)	$(251)	$—	$(466)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Allocation

(formerly, Transamerica BlackRock Global Allocation)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward - Investment Securities

Security	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)			Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation /(Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3 j	Ending Balance at 07/31/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 07/31/2012 ƒ
Common Stocks	$463	$404	$(65)		$—		$(41)	$(143)	$—	$(211)	$407	$(20)
Corporate Debt Securities	♦	645	—		(♦	)	—	(32)	—	—	613	(32)
Loan Assignments	374	12	(386)		—		—	—	—	—	—	—

Total	$837	$1,061	$(451)	$	(♦	)	$(41)	$(175)	$—	$(211)	$1,020	$(52)

'	Transfers between levels are considered to have occurred at the end of the reporting period. As of period end 07/31/2012, securities with an aggregate fair market value of $198 transferred from Level 1 to Level 2 due to the unavailability of unadjusted quoted prices, and securities with an aggregate fair market value of $4 transferred from Level 2 to Level 1 due to the availability of unadjusted quoted prices. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
j	Transferred out of Level 3 because of availability of observable inputs.
₪	Total aggregate market value of Level 3 securities is 0.31% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of the net assets in the aggregate.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 51.6%
U.S. Treasury Bill
0.04%, 08/16/2012  ■	$7,000	$7,000
0.06%, 09/20/2012  ■ ^	17,500	17,498
0.12%, 12/06/2012  ■ g	23,500	23,489

Total Short-Term U.S. Government Obligations (cost $47,987)		47,987

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.7%
Call Options - 0.2%
S&P 500 Index	1	85
Call Strike $1,320.00
Expires 09/22/2012
S&P 500 Index	1	84
Call Strike $1,325.00
Expires 09/22/2012
S&P 500 Index	1	31
Call Strike $1,365.00
Expires 09/22/2012
S&P 500 Index	1	37
Call Strike $1,335.00
Expires 09/22/2012
S&P 500 Index	9	22
Call Strike $1,575.00
Expires 12/22/2012
Put Options - 0.5%
S&P 500 Index	191	10
Put Strike $1,000.00
Expires 08/18/2012
S&P 500 Index	23	2
Put Strike $1,050.00
Expires 08/18/2012
S&P 500 Index	63	22
Put Strike $925.00
Expires 09/22/2012
S&P 500 Index	9	4
Put Strike $1,000.00
Expires 09/22/2012
S&P 500 Index	4	7
Put Strike $1,100.00
Expires 09/22/2012
S&P 500 Index	1	25
Put Strike $1,340.00
Expires 09/22/2012
S&P 500 Index	4	93
Put Strike $1,350.00
Expires 09/22/2012
S&P 500 Index	8	146
Put Strike $1,325.00
Expires 09/22/2012
S&P 500 Index	32	71
Put Strike $850.00
Expires 12/22/2012

Total Purchased Options (cost $1,086)		639

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	4,461,480	$4,461
Total Securities Lending Collateral (cost $4,461)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 50.6%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $47,105 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 04/01/2025 - 05/01/2025, and with a total value of $48,049.	$47,105	47,105
Total Repurchase Agreement (cost $47,105)

Total Investment Securities (cost $100,639) P		100,192
Other Assets and Liabilities - Net		(7,156)

Net Assets		$93,036

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - (0.7%)
Call Options - (0.4%)
S&P 500 Index	$(2)	$(2)
Call Strike $1,450.00
Expires 08/18/2012
S&P 500 Index	(1)	(68)
Call Strike $1,340.00
Expires 09/22/2012
S&P 500 Index	(10)	(16)
Call Strike $1,440.00
Expires 08/18/2012
S&P 500 Index	(4)	(2)
Call Strike $1,470.00
Expires 08/18/2012
S&P 500 Index	(5)	(4)
Call Strike $1,460.00
Expires 08/18/2012
S&P 500 Index	(♦ )	(1)
Call Strike $1,420.00
Expires 09/22/2012
S&P 500 Index	(5)	(17)
Call Strike $1,425.00
Expires 08/18/2012
S&P 500 Index	(16)	(76)
Call Strike $1,550.00
Expires 12/22/2012
S&P 500 Index	(2)	(7)
Call Strike $1,420.00
Expires 08/18/2012
S&P 500 Index	(14)	(37)
Call Strike $1,430.00
Expires 08/18/2012
S&P 500 Index	(4)	(170)
Call Strike $1,350.00
Expires 09/22/2012

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SSCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
Put Options - (0.3%)
S&P 500 Index	$(1)	$(13)
Put Strike $1,335.00
Expires 09/22/2012
S&P 500 Index	(28)	(22)
Put Strike $1,225.00
Expires 08/18/2012
S&P 500 Index	(1)	(26)
Put Strike $1,365.00
Expires 09/22/2012
S&P 500 Index	(18)	(34)
Put Strike $1,125.00
Expires 09/22/2012
S&P 500 Index	(5)	(2)
Put Strike $1,210.00
Expires 08/18/2012
S&P 500 Index	(9)	(6)
Put Strike $1,025.00
Expires 09/22/2012
S&P 500 Index	(5)	(2)
Put Strike $1,120.00
Expires 08/18/2012
S&P 500 Index	(9)	(11)
Put Strike $1,250.00
Expires 08/18/2012

	Notional Amount (000’s)	Value (000’s)
Put Options (continued)
S&P 500 Index	$(5)	$(11)
Put Strike $1,150.00
Expires 09/22/2012
S&P 500 Index	(18)	(18)
Put Strike $1,050.00
Expires 09/22/2012
S&P 500 Index	(16)	(100)
Put Strike $1,000.00
Expires 12/22/2012
S&P 500 Index	(1)	(23)
Put Strike $1,320.00
Expires 09/22/2012
S&P 500 Index	(25)	(13)
Put Strike $1,200.00
Expires 08/18/2012
S&P 500 Index	(22)	(4)
Put Strike $1,150.00
Expires 08/18/2012
S&P 500 Index	(35)	(12)
Put Strike $1,175.00
Expires 08/18/2012

Total Written Options (premiums: $(1,116))		(697)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	MSC	(500)	09/19/2012	$(508)	$(15)
Australian Dollar	MSC	(16,491)	09/19/2012	(15,919)	(1,330)
Australian Dollar	MSC	(395)	09/19/2012	(395)	(18)
Australian Dollar	MSC	(3,593)	09/19/2012	(3,659)	(99)
Australian Dollar	MSC	(1,163)	09/19/2012	(1,175)	(41)
Australian Dollar	MSC	1,831	09/19/2012	1,841	75
Australian Dollar	MSC	1,428	09/19/2012	1,439	55
Australian Dollar	MSC	1,319	09/19/2012	1,347	33
Australian Dollar	MSC	1,775	09/19/2012	1,772	85
Australian Dollar	MSC	722	09/19/2012	706	49
Australian Dollar	MSC	1,251	09/19/2012	1,234	74
Australian Dollar	MSC	1,394	09/19/2012	1,460	(2)
Australian Dollar	MSC	(793)	09/19/2012	(805)	(24)
Canadian Dollar	MSC	(2,256)	09/19/2012	(2,216)	(31)
Canadian Dollar	MSC	(1,633)	09/19/2012	(1,585)	(41)
Canadian Dollar	MSC	2,767	09/19/2012	2,661	95
Canadian Dollar	MSC	(906)	09/19/2012	(880)	(22)
Canadian Dollar	MSC	(1,255)	09/19/2012	(1,216)	(35)
Canadian Dollar	MSC	(823)	09/19/2012	(808)	(12)
Canadian Dollar	MSC	855	09/19/2012	837	14
Canadian Dollar	MSC	1,044	09/19/2012	1,034	5
Canadian Dollar	MSC	(577)	09/19/2012	(559)	(16)
Canadian Dollar	MSC	1,345	09/19/2012	1,301	39
Canadian Dollar	MSC	(1,481)	09/19/2012	(1,447)	(28)
Canadian Dollar	MSC	(1,518)	09/19/2012	(1,469)	(43)
Canadian Dollar	MSC	(393)	09/19/2012	(381)	(10)
Euro	MSC	(824)	09/19/2012	(1,038)	23
Euro	MSC	(1,175)	09/19/2012	(1,445)	(1)
Euro	MSC	(2,687)	09/19/2012	(3,360)	52
Euro	MSC	(447)	09/19/2012	(564)	14
Euro	MSC	(912)	09/19/2012	(1,142)	20
Euro	MSC	1,687	09/19/2012	2,113	(36)
Euro	MSC	2,155	09/19/2012	2,685	(33)
Euro	MSC	998	09/19/2012	1,205	23

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	MSC	(1,539)	09/19/2012	$(1,907)	$12
Euro	MSC	(1,227)	09/19/2012	(1,488)	(22)
Euro	MSC	1,424	09/19/2012	1,751	2
Euro	MSC	1,466	09/19/2012	1,846	(40)
Euro	MSC	1,890	09/19/2012	2,397	(71)
Euro	MSC	3,528	09/19/2012	4,443	(99)
Euro	MSC	512	09/19/2012	640	(10)
Euro	MSC	(940)	09/19/2012	(1,155)	(3)
Euro	MSC	(460)	09/19/2012	(564)	(3)
Euro	MSC	787	09/19/2012	1,000	(31)
Euro	MSC	1,534	09/19/2012	1,929	(40)
Euro	MSC	1,046	09/19/2012	1,330	(43)
Japanese Yen	MSC	(59,668)	09/19/2012	(748)	(17)
Japanese Yen	MSC	(76,359)	09/19/2012	(960)	(18)
Japanese Yen	MSC	(116,570)	09/19/2012	(1,462)	(31)
Japanese Yen	MSC	(83,107)	09/19/2012	(1,053)	(12)
Japanese Yen	MSC	(98,243)	09/19/2012	(1,245)	(13)
Japanese Yen	MSC	(65,344)	09/19/2012	(822)	(15)
Japanese Yen	MSC	(91,692)	09/19/2012	(1,167)	(8)
Japanese Yen	MSC	(119,483)	09/19/2012	(1,502)	(29)
Japanese Yen	MSC	(164,982)	09/19/2012	(2,073)	(40)
Japanese Yen	MSC	(116,261)	09/19/2012	(1,465)	(24)
Japanese Yen	MSC	(105,475)	09/19/2012	(1,350)	(1)
Japanese Yen	MSC	424,384	09/19/2012	5,401	34
New Zealand Dollar	MSC	1,683	09/19/2012	1,345	13
New Zealand Dollar	MSC	(1,622)	09/19/2012	(1,229)	(80)
New Zealand Dollar	MSC	(1,037)	09/19/2012	(819)	(17)
New Zealand Dollar	MSC	(1,450)	09/19/2012	(1,100)	(70)
New Zealand Dollar	MSC	(2,710)	09/19/2012	(2,161)	(26)
New Zealand Dollar	MSC	(3,784)	09/19/2012	(2,834)	(219)
New Zealand Dollar	MSC	1,602	09/19/2012	1,264	29
Pound Sterling	MSC	(599)	09/19/2012	(936)	(2)
Pound Sterling	MSC	7,128	09/19/2012	10,947	228
Pound Sterling	MSC	(843)	09/19/2012	(1,322)	(♦ )
Pound Sterling	MSC	862	09/19/2012	1,351	1
Pound Sterling	MSC	(318)	09/19/2012	(491)	(7)
Pound Sterling	MSC	(821)	09/19/2012	(1,277)	(11)
Singapore Dollar	MSC	(2,776)	09/19/2012	(2,217)	(14)
Singapore Dollar	MSC	(3,039)	09/19/2012	(2,407)	(36)
Singapore Dollar	MSC	(3,042)	09/19/2012	(2,410)	(34)
Swedish Krona	MSC	(10,428)	09/19/2012	(1,445)	(85)
Swedish Krona	MSC	8,434	09/19/2012	1,187	51
Swedish Krona	MSC	13,787	09/19/2012	1,958	65
Swedish Krona	MSC	(5,978)	09/19/2012	(855)	(22)
Swedish Krona	MSC	(10,578)	09/19/2012	(1,465)	(87)
Swedish Krona	MSC	(9,669)	09/19/2012	(1,384)	(35)
Swedish Krona	MSC	6,997	09/19/2012	1,019	7
Swedish Krona	MSC	14,875	09/19/2012	2,056	127
Swedish Krona	MSC	(2,253)	09/19/2012	(318)	(13)
Swedish Krona	MSC	7,934	09/19/2012	1,120	44
Swedish Krona	MSC	6,241	09/19/2012	886	30
Swedish Krona	MSC	9,829	09/19/2012	1,406	36
Swiss Franc	MSC	1,254	09/19/2012	1,304	(18)
Swiss Franc	MSC	(173)	09/19/2012	(181)	4
Swiss Franc	MSC	970	09/19/2012	1,018	(23)
Swiss Franc	MSC	(17,690)	09/19/2012	(18,388)	247
Swiss Franc	MSC	1,980	09/19/2012	2,082	(52)
Swiss Franc	MSC	311	09/19/2012	325	(6)
Swiss Franc	MSC	3,182	09/19/2012	3,318	(55)
Swiss Franc	MSC	1,766	09/19/2012	1,846	(35)
Swiss Franc	MSC	1,796	09/19/2012	1,905	(63)
Swiss Franc	MSC	2,752	09/19/2012	2,809	13
Swiss Franc	MSC	3,038	09/19/2012	3,109	6
Swiss Franc	MSC	819	09/19/2012	856	(16)

					$(1,828)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Short	(77)	09/17/2012	$102
10-Year Government of Canada Bond	Short	(206)	09/19/2012	(109)
10-Year Japan Government Bond Mini	Long	1	09/07/2012	(♦ )
10-Year U.S. Treasury Note	Long	111	09/19/2012	34
AEX Index	Long	72	08/17/2012	175
ASX SPI 200 Index	Short	(28)	09/20/2012	(53)
CAC 40 Index	Short	(56)	08/17/2012	(80)
DAX Index	Long	10	09/21/2012	96
FTSE 100 Index	Long	43	09/21/2012	74
FTSE MIB Index	Short	(22)	09/21/2012	(93)
German Euro Bund	Long	50	09/06/2012	30
Hang Seng Index	Short	(10)	08/30/2012	(63)
IBEX 35 Index	Short	(3)	08/17/2012	(7)
S&P 500 E-Mini Index	Long	88	09/21/2012	155
S&P TSE 60 Index	Long	44	09/20/2012	(1)
TOPIX Index	Short	(85)	09/14/2012	(45)
U.K. Long Gilt Bond	Long	68	09/26/2012	188

				$403

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
MSC	$(1,828)	$—	$(1,828)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
¡	A portion of these securities in the amount of $22,195 has been segregated with the broker to cover open written options.
^	All or a portion of this security is on loan. The value of all securities on loan is $4,374.
g	A portion of this security in the amount of $6,997 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
P	Aggregate cost for federal income tax purposes is $100,639. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $ 66 and $ 513, respectively. Net unrealized depreciation for tax purposes is $447.
♦	Amount is less than 1.

DEFINITIONS:

MSC	Morgan Stanley
OTC	Over the Counter

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Purchased Options	$639	$—	$—	$639
Repurchase Agreement	—	47,105	—	47,105
Securities Lending Collateral	4,461	—	—	4,461
Short-Term U.S. Government Obligations	—	47,987	—	47,987

Total	$5,100	$95,092	$—	$100,192

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Macro

(formerly, Transamerica First Quadrant Global Macro)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Written Options	$—	$(697)	$—	$(697)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Futures Contracts - Appreciation	$854	$—	$—	$854
Futures Contracts - Depreciation	(451)	—	—	(451)
Forward Foreign Currency Contracts - Appreciation	—	1,605	—	1,605
Forward Foreign Currency Contracts - Depreciation	—	(3,433)	—	(3,433)

Total	$403	$(1,828)	$—	$(1,425)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Real Estate Securities

(formerly, Transamerica Clarion Global Real Estate Securities)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.4%
Australia - 9.6%
Centro Retail Australia REIT	643,027	$1,385
Dexus Property Group REIT	1,894,891	1,971
Goodman Group REIT ^	331,811	1,311
GPT Group REIT ^	363,350	1,310
Investa Office Fund REIT ^	379,000	1,159
Mirvac Group REIT	243,751	351
Stockland REIT ^	280,384	987
Westfield Group REIT	419,348	4,407
Westfield Retail Trust REIT ^	811,179	2,600
Brazil - 0.2%
Sonae Sierra Brasil SA	19,800	277
Canada - 2.0%
Boardwalk Real Estate Investment Trust	14,900	951
Calloway Real Estate Investment Trust	11,300	333
Canadian Real Estate Investment Trust	11,100	466
Primaris Retail Real Estate Investment Trust	18,100	433
RioCan Real Estate Investment Trust	33,300	951
France - 3.6%
Fonciere Des Regions REIT	4,397	318
ICADE REIT ^	8,720	669
Klepierre REIT	39,110	1,276
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	4,605	453
Unibail-Rodamco SE REIT ^	16,194	3,116
Germany - 0.8%
Deutsche Wohnen AG	12,080	202
GSW Immobilien AG	31,307	1,154
Hong Kong - 9.3%
Cheung Kong Holdings, Ltd.	222,090	2,922
China Overseas Land & Investment, Ltd.	22,000	52
Country Garden Holdings Co., Ltd.	1,845,154	697
Great Eagle Holdings, Ltd.	158,400	401
Hang Lung Group, Ltd.	120,848	806
Hang Lung Properties, Ltd.	464,748	1,654
Kerry Properties, Ltd.	274,000	1,254
Link Real Estate Investment Trust	612,300	2,689
Longfor Properties Co., Ltd. ^	388,500	573
Sino Land Co., Ltd. ^	767,224	1,312
Sun Hung Kai Properties, Ltd.	102,245	1,276
Wharf Holdings, Ltd. ^	225,405	1,302
Japan - 12.7%
Advance Residence Investment Corp. - Class A REIT ^	161	315
Daito Trust Construction Co., Ltd.	20,700	2,000
Daiwa House Industry Co., Ltd.	36,000	515
Japan Real Estate Investment Corp. REIT	217	2,055
Japan Retail Fund Investment Corp. REIT	568	953
Kenedix Realty Investment Corp. - Class A REIT	100	322
Mitsubishi Estate Co., Ltd.	265,936	4,821
Mitsui Fudosan Co., Ltd.	257,946	5,039
Nippon Accommodations Fund, Inc. - Class A REIT	69	467
Nippon Building Fund, Inc. REIT	98	955
Nomura Real Estate Holdings, Inc.	46,000	860
Tokyo Tatemono Co., Ltd. ‡ ^	336,000	1,256
United Urban Investment Corp. - Class A REIT	592	646
Netherlands - 0.6%
Corio NV REIT ^	21,259	941
Singapore - 3.9%
Ascendas Real Estate Investment Trust	97,000	177
CapitaCommercial Trust REIT ^	1,454,000	1,566
CapitaLand, Ltd.	406,950	981
CapitaMall Trust REIT	660,114	1,040
Frasers Centrepoint Trust REIT	124,100	180

	Shares	Value (000’s)
Singapore (continued)
Global Logistic Properties, Ltd. - Class L	714,200	$1,291
Hongkong Land Holdings, Ltd.	56,897	341
Keppel Land, Ltd. ^	241,000	666
Sweden - 0.7%
Castellum AB	48,230	648
Hufvudstaden AB - Class A	33,604	409
United Kingdom - 5.3%
British Land Co., PLC REIT	78,368	657
Derwent London PLC REIT	39,639	1,211
Great Portland Estates PLC REIT	156,960	1,057
Hammerson PLC REIT	284,253	2,064
Land Securities Group PLC REIT	223,053	2,763
Safestore Holdings PLC	197,600	313
Segro PLC REIT	97,100	360
United States - 49.7%
American Tower Corp. - Class A REIT	15,500	1,121
AvalonBay Communities, Inc. REIT	28,825	4,240
Boston Properties, Inc. REIT	42,800	4,747
BRE Properties, Inc. REIT	39,000	2,055
DDR Corp. REIT ^	115,900	1,743
Douglas Emmett, Inc. REIT	60,300	1,418
Equity Residential REIT	70,600	4,470
Essex Property Trust, Inc. REIT ^	14,900	2,345
Federal Realty Investment Trust REIT	14,600	1,586
General Growth Properties, Inc. REIT	161,990	2,935
HCP, Inc. REIT	79,900	3,772
Health Care REIT, Inc.	51,600	3,211
Highwoods Properties, Inc. REIT ^	23,500	796
Host Hotels & Resorts, Inc. REIT ^	208,377	3,059
Kilroy Realty Corp. REIT ^	29,700	1,406
Kimco Realty Corp. REIT	115,300	2,247
Liberty Property Trust REIT	57,500	2,087
Macerich Co. REIT	59,307	3,464
Pebblebrook Hotel Trust REIT	27,900	634
Post Properties, Inc. REIT	36,600	1,890
ProLogis, Inc. REIT	89,113	2,881
Public Storage REIT	17,100	2,547
Simon Property Group, Inc. REIT	60,863	9,768
SL Green Realty Corp. REIT ^	42,900	3,378
Tanger Factory Outlet Centers REIT	29,100	937
Taubman Centers, Inc. REIT	24,300	1,884
UDR, Inc. REIT	109,983	2,927
Ventas, Inc. REIT	47,735	3,210
Vornado Realty Trust REIT	30,837	2,575

Total Common Stocks (cost $117,661)		157,220

SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	16,810,887	16,811
Total Securities Lending Collateral (cost $16,811)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $2,318 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $2,366.	$2,318	2,318
Total Repurchase Agreement (cost $2,318)

Total Investment Securities (cost $136,790) P		176,349
Other Assets and Liabilities - Net		(16,433)

Net Assets		$159,916

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Global Real Estate Securities

(formerly, Transamerica Clarion Global Real Estate Securities)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Real Estate Investment Trusts	70.4%	$124,198
Real Estate Management & Development	18.7	33,022

Investment Securities, at Value	89.1	157,220
Short-Term Investments	10.9	19,129

Total Investments	100.0%	$176,349

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $16,151.
‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $136,790. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,007 and $1,448, respectively. Net unrealized appreciation for tax purposes is $39,559.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$82,744	$74,476	$—	$157,220
Repurchase Agreement	—	2,318	—	2,318
Securities Lending Collateral	16,811	—	—	16,811

Total	$99,555	$76,794	$—	$176,349

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS - 0.4%
Automobiles - 0.3%
Better Place ‡ Ә § Δ	666,891	$2,208
Internet Software & Services - 0.1%
Dropbox, Inc. ‡ Ә § Δ	34,602	313

Total Convertible Preferred Stocks (cost $1,980)		2,521

PREFERRED STOCKS - 0.9%
Automobiles - 0.3%
Better Place - Series C ‡ Ә § Δ	581,653	1,925
Internet Software & Services - 0.2%
Peixe Urbano, Inc. ‡ Ә § Δ	50,890	1,425
Software - 0.4%
Palantir Technologies, Inc. ‡ Ә § Δ	355,382	1,087
Workday, Inc. ‡ Ә § Δ	70,664	1,082

Total Preferred Stocks (cost $6,341)		5,519

COMMON STOCKS - 96.2%
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	306,024	10,885
Biotechnology - 0.8%
Ironwood Pharmaceuticals, Inc. - Class A ‡^	348,558	4,486
Capital Markets - 0.7%
Greenhill & Co., Inc. ^	109,291	4,341
Chemicals - 2.8%
Intrepid Potash, Inc. ‡ ^	317,441	7,409
Rockwood Holdings, Inc.	209,435	9,261
Commercial Services & Supplies - 7.1%
Covanta Holding Corp.	444,939	7,644
Edenred	781,896	20,655
Stericycle, Inc. ‡ ^	148,939	13,829
Communications Equipment - 4.2%
Motorola Solutions, Inc.	462,237	22,344
Research In Motion, Ltd. ‡ ^	297,726	2,129
Construction Materials - 1.2%
Martin Marietta Materials, Inc. ^	90,463	6,797
Diversified Consumer Services - 3.0%
New Oriental Education & Technology Group ADR ‡ ^	349,638	3,993
Weight Watchers International, Inc.	268,509	13,586
Diversified Financial Services - 4.7%
IntercontinentalExchange, Inc. ‡	79,103	10,380
MSCI, Inc. - Class A ‡	516,117	17,109
Electric Utilities - 3.7%
Brookfield Infrastructure Partners, LP	657,288	21,868
Electrical Equipment - 2.1%
First Solar, Inc. ‡ ^	211,358	3,285
Sensata Technologies Holding NV ‡	314,093	9,017
Food Products - 3.8%
DE Master Blenders 1753 NV ‡	1,050,329	12,172
Hillshire Brands Co.	52,669	1,349
Mead Johnson Nutrition Co. - Class A	118,516	8,647
Health Care Equipment & Supplies - 5.3%
IDEXX Laboratories, Inc. ‡ ^	130,441	11,501
Intuitive Surgical, Inc. ‡	40,426	19,465
Health Care Technology - 2.2%
athenahealth, Inc. ‡^	139,961	12,806
Hotels, Restaurants & Leisure - 1.4%
Dunkin’ Brands Group, Inc.	280,793	8,502
Insurance - 1.8%
Progressive Corp.	543,439	10,727
Internet & Catalog Retail - 1.7%
Groupon, Inc. - Class A ‡ ^	1,465,302	9,759
Internet Software & Services - 9.9%
Akamai Technologies, Inc. ‡	338,650	11,914
Dropbox, Inc. ‡ Ә § Δ	327,298	2,962
LinkedIn Corp. - Class A ‡	159,138	16,337

	Shares	Value (000’s)
Internet Software & Services (continued)
MercadoLibre, Inc. ^	83,931	$5,607
SINA Corp. ‡	58,187	2,642
Yandex NV - Class A ‡	616,898	11,863
Youku, Inc. ADR ‡ ^	408,125	6,942
IT Services - 2.3%
Gartner, Inc. ‡	308,682	13,702
Life Sciences Tools & Services - 4.1%
Illumina, Inc. ‡ ^	379,527	15,739
Techne Corp.	125,040	8,638
Media - 1.9%
McGraw-Hill Cos., Inc.	235,407	11,055
Metals & Mining - 1.1%
Lynas Corp., Ltd. ‡ ^	2,367,240	2,003
Molycorp, Inc. ‡ ^	265,094	4,618
Multiline Retail - 2.0%
Dollar Tree, Inc. ‡	231,642	11,661
Oil, Gas & Consumable Fuels - 3.4%
Range Resources Corp.	208,502	13,053
Ultra Petroleum Corp. ‡ ^	303,302	7,206
Pharmaceuticals - 1.5%
Valeant Pharmaceuticals International, Inc. ‡	182,279	8,669
Professional Services - 10.3%
IHS, Inc. - Class A ‡	122,572	13,516
Intertek Group PLC	392,500	16,825
Qualicorp SA ‡	1,100,864	9,804
Verisk Analytics, Inc. - Class A ‡	416,435	20,927
Software - 9.8%
Citrix Systems, Inc. ‡	118,426	8,607
FactSet Research Systems, Inc. ^	104,696	9,733
Red Hat, Inc. ‡	186,655	10,016
Salesforce.com, Inc. ‡	106,462	13,239
Solera Holdings, Inc.	300,851	11,748
Zynga, Inc. - Class A ‡ ^	1,257,298	3,709
Zynga, Inc. - Class B ‡ Ә § Δ	158,524	468
Trading Companies & Distributors - 1.6%
Fastenal Co.	216,578	9,339

Total Common Stocks (cost $571,066)		566,488

SECURITIES LENDING COLLATERAL - 17.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	105,547,369	105,547
Total Securities Lending Collateral (cost $ 105,547)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $15,354 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $15,663.	$15,354	15,354
Total Repurchase Agreement (cost $15,354)

Total Investment Securities (cost $700,288) P		695,429
Other Assets and Liabilities - Net		(105,954)

Net Assets		$589,475

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $11,470, or 1.95% of the fund’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $102,487.
§	Illiquid. Total aggregate market value of illiquid securities is $11,470, or 1.95% of the fund’s net assets.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $700,288. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $81,500 and $86,359, respectively. Net unrealized depreciation for tax purposes is $4,859.
Δ	Restricted Security. At 07/31/2012, the fund owned the respective securities (representing 1.95% of the fund’s net assets) which were restricted as to public resale:

Investment Securities	Description	Date of Acquisition	Shares*	Cost	Value	Price*
Convertible Preferred Stocks	Better Place	01/25/2010	666,891	$1,667	$2,208	$3.31
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	34,602	313	313	9.05
Preferred Stocks	Better Place – Series C	11/11/2011	581,653	2,641	1,925	3.31
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	50,890	1,675	1,425	28.00
Preferred Stocks	Palantir Technologies, Inc.	07/19/2012	355,382	1,087	1,087	3.06
Preferred Stocks	Workday, Inc.	10/12/2011	70,664	937	1,082	15.30
Common Stocks	Dropbox, Inc.	05/01/2012	327,298	2,962	2,962	9.05
Common Stocks	Zynga, Inc.- Class B	02/17/2011	158,524	2,224	468	2.95

*	Amount not in thousands.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$511,403	$52,123	$2,962	$566,488
Convertible Preferred Stocks	—	—	2,521	2,521
Preferred Stocks	—	—	5,519	5,519
Repurchase Agreement	—	15,354	—	15,354
Securities Lending Collateral	105,547	—	—	105,547

Total	$619,950	$67,477	$11,002	$695,429

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2012 ₪	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 07/31/2012 ƒ
Common Stock	$—	$2,962	$—	$—	$—	$—	$—	$—	$2,962	$—
Convertible
Preferred Stocks	—	1,981	—	—	—	540	—	—	2,521	540
Preferred Stocks	531	5,809	—	—	—	(821)	—	—	5,519	(821)

Total	$531	$10,752	$—	$—	$—	$(281)	$—	$—	$11,002	$(281)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 securities is 1.87% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table on the following page.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Growth Opportunities

(formerly, Transamerica Morgan Stanley Growth Opportunities)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 07/31/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stock	$2,962	N/A	N/A	—	—
Convertible Preferred Stocks		Discounted Cash Flow	Weighted Average Cost of Capital	22.5% - 27.5%	24.2%
	$2,521		Perpetual Growth Rate	2.5% - 3.5%	3.0%
		Market Comparable	Enterprise Value / Revenue	2.6x - 3.4x	3.1x
		Companies	Discount for Lack of Marketability	15.0% - 15.0%	15.0%
Preferred Stocks		Discounted Cash Flow	Weighted Average Cost of Capital	11.0% - 30.0%	22.0%
			Perpetual Growth Rate	2.0% - 6.0%	2.9%
	$5,519	Market Comparable	Enterprise Value / Revenue	2.6x - 9.3x	3.5x
		Companies	Discount for Lack of Marketability	10.0% - 15.0%	14.5%
		Merger & Acquisition	Enterprise Value / Revenue	1.8x - 9.2x	6.2x
		Transactions	Control Premium	25.0% - 30.0%	27.0%

The significant unobservable inputs used in the fair value measurement of common stock, convertible preferred stocks, and preferred stocks are weighted average cost of capital, perpetual growth rate, enterprise value/revenue, discount for lack of marketability, and control premium. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the weighted average cost of capital, perpetual growth rate, enterprise value/revenue, discount for lack of marketability, and control premium.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Growth

(formerly, Transamerica Jennison Growth)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.9%
Aerospace & Defense - 5.3%
Boeing Co.	137,235	$10,143
Precision Castparts Corp.	77,602	12,072
United Technologies Corp.	104,474	7,777
Auto Components - 0.8%
BorgWarner, Inc. ‡^	66,186	4,441
Automobiles - 1.2%
Harley-Davidson, Inc.	149,354	6,457
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. ‡	83,305	8,735
Biogen Idec, Inc. ‡	32,732	4,773
Vertex Pharmaceuticals, Inc. ‡	142,473	6,911
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	118,751	11,982
Chemicals - 1.8%
Monsanto Co.	116,581	9,982
Communications Equipment - 1.2%
QUALCOMM, Inc.	115,020	6,864
Computers & Peripherals - 10.5%
Apple, Inc. ‡	69,702	42,570
EMC Corp. ‡	519,714	13,622
NetApp, Inc. ‡	106,429	3,477
Consumer Finance - 1.4%
American Express Co.	131,979	7,617
Electrical Equipment - 0.5%
Roper Industries, Inc.	27,045	2,690
Energy Equipment & Services - 1.5%
National Oilwell Varco, Inc.	114,505	8,279
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	107,906	10,378
Whole Foods Market, Inc.	111,014	10,189
Food Products - 1.1%
Mead Johnson Nutrition Co. - Class A	86,482	6,310
Health Care Providers & Services - 3.3%
Express Scripts Holding Co. ‡	172,371	9,987
UnitedHealth Group, Inc.	162,255	8,290
Hotels, Restaurants & Leisure - 4.5%
Chipotle Mexican Grill, Inc. - Class A ‡	23,966	7,006
Dunkin’ Brands Group, Inc. ^	166,675	5,047
Starbucks Corp.	171,605	7,770
Yum! Brands, Inc.	85,117	5,519
Internet & Catalog Retail - 5.1%
Amazon.com, Inc. ‡	82,460	19,238
priceline.com, Inc. ‡^	13,810	9,139
Internet Software & Services - 7.9%
Baidu, Inc. ADR ‡	78,275	9,434
Facebook, Inc. - Class A ‡^	159,156	3,455
Google, Inc. - Class A ‡	21,011	13,298
LinkedIn Corp. - Class A ‡	82,237	8,442
Rackspace Hosting, Inc. ‡^	101,550	4,456
Tencent Holdings, Ltd.	156,539	4,679
Youku, Inc. ADR ‡^	37,480	638
IT Services - 7.3%
International Business Machines Corp.	58,083	11,383
Mastercard, Inc. - Class A	41,049	17,921
Teradata Corp. ‡	26,607	1,799
Visa, Inc. - Class A	76,653	9,894
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	185,265	7,094
Illumina, Inc. ‡^	80,593	3,342
Media - 1.6%
Walt Disney Co.	180,385	8,864
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	24,049	1,589
Oil, Gas & Consumable Fuels - 2.2%
Concho Resources, Inc. ‡	73,688	6,282
Occidental Petroleum Corp.	67,314	5,858

	Shares	Value (000’s)
Personal Products - 1.4%
Estee Lauder Cos., Inc. - Class A	152,367	$7,981
Pharmaceuticals - 7.0%
Allergan, Inc.	93,914	7,708
Bristol-Myers Squibb Co.	205,135	7,303
Novo Nordisk A/S ADR	85,103	13,152
Perrigo Co. ^	20,167	2,299
Shire PLC ADR	99,818	8,602
Real Estate Investment Trusts - 1.8%
American Tower Corp. - Class A	137,813	9,965
Road & Rail - 1.6%
Union Pacific Corp.	74,883	9,181
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	129,132	4,578
ARM Holdings PLC ADR ^	119,958	3,117
Avago Technologies, Ltd.	148,054	5,477
Broadcom Corp. - Class A ‡	142,235	4,819
Software - 5.5%
Intuit, Inc.	89,935	5,218
Red Hat, Inc. ‡	163,730	8,786
Salesforce.com, Inc. ‡^	72,162	8,974
VMware, Inc. - Class A ‡	88,197	8,005
Specialty Retail - 3.3%
Inditex SA	102,712	10,594
TJX Cos., Inc.	178,268	7,894
Textiles, Apparel & Luxury Goods - 6.5%
Burberry Group PLC	262,584	5,163
Coach, Inc.	104,551	5,158
Lululemon Athletica, Inc. ‡^	118,593	6,698
NIKE, Inc. - Class B	116,526	10,877
Ralph Lauren Corp. - Class A	59,993	8,659
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. ‡	69,507	4,301

Total Common Stocks (cost $401,719)		560,202

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	41,965,920	41,966
Total Securities Lending Collateral (cost $41,966)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.0% ¥
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $77 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $80.	$77	77
Total Repurchase Agreement (cost $77)

Total Investment Securities (cost $443,762) P		602,245
Other Assets and Liabilities - Net		(41,625)

Net Assets		$560,620

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Growth

(formerly, Transamerica Jennison Growth)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $41,046.
‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $443,762. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $165,162 and $6,679, respectively. Net unrealized appreciation for tax purposes is $158,483.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$539,765	$20,437	$—	$560,202
Repurchase Agreement	—	77	—	77
Securities Lending Collateral	41,966	—	—	41,966

Total	$581,731	$20,514	$—	$602,245

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
PREFERRED CORPORATE DEBT SECURITY - 0.7%
Commercial Banks - 0.7%
Goldman Sachs Capital II
4.00%, 06/01/2043 *	$6,795	$4,864
Total Preferred Corporate Debt Security (cost $4,597)

CORPORATE DEBT SECURITIES - 89.9%
Aerospace & Defense - 1.1%
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	450	495
7.75%, 03/15/2020 - 144A	1,300	1,461
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	920	1,003
7.50%, 10/01/2017	1,945	2,110
Triumph Group, Inc.
8.63%, 07/15/2018	2,000	2,230
Airlines - 1.0%
Continental Airlines Pass-Through Trust
Series 2007-1, Class B
6.90%, 04/19/2022	2,184	2,261
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class B
6.38%, 01/02/2016	1,180	1,180
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-2, Class B
6.75%, 11/23/2015	1,325	1,352
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, 04/22/2023	1,871	1,969
Automobiles - 1.0%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019 ^	3,350	3,484
8.25%, 06/15/2021 ^	1,070	1,114
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049 Ә ‡	2,825	♦
Jaguar Land Rover PLC
7.75%, 05/15/2018 - 144A	650	692
8.13%, 05/15/2021 - 144A ^	1,660	1,764
Beverages - 1.9%
Constellation Brands, Inc.
6.00%, 05/01/2022 ^	1,800	1,987
7.25%, 09/01/2016	4,300	4,913
7.25%, 05/15/2017 ^	1,050	1,211
Cott Beverages, Inc.
8.13%, 09/01/2018	745	818
8.38%, 11/15/2017 ^	3,370	3,673
Building Products - 2.5%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 ^	4,540	4,370
Euramax International, Inc.
9.50%, 04/01/2016	3,259	2,933
Ply Gem Industries, Inc.
8.25%, 02/15/2018 ^	7,447	7,726
13.13%, 07/15/2014	1,800	1,854
Chemicals - 1.5%
Huntsman International LLC
8.63%, 03/15/2020 - 03/15/2021	3,390	3,883
NOVA Chemicals Corp.
3.86%, 11/15/2013 *	3,034	3,030
8.63%, 11/01/2019	2,650	3,034

	Principal (000’s)	Value (000’s)
Commercial Banks - 2.3%
CIT Group, Inc.
4.25%, 08/15/2017	$1,500	$1,502
5.00%, 05/15/2017 ^	450	470
5.00%, 08/15/2022	1,810	1,812
5.25%, 03/15/2018	583	617
7.00%, 05/02/2016 - 05/02/2017 - 144A ^	11,129	11,186
Commercial Services & Supplies - 3.2%
Ceridian Corp.
8.88%, 07/15/2019 - 144A	5,306	5,585
11.25%, 11/15/2015 ^	2,320	2,274
12.25%, 11/15/2015	287	285
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	2,920	2,519
International Lease Finance Corp.
8.63%, 09/15/2015	5,500	6,200
KAR Auction Services, Inc.
4.45%, 05/01/2014 *	1,925	1,918
UR Merger Sub Corp.
7.38%, 05/15/2020 - 144A	1,884	1,992
8.25%, 02/01/2021	850	922
Computers & Peripherals - 0.4%
Seagate HDD Cayman
7.75%, 12/15/2018	2,700	2,990
Consumer Finance - 2.4%
Ally Financial, Inc.
5.50%, 02/15/2017	4,450	4,636
6.75%, 12/01/2014	2,350	2,535
Springleaf Finance Corp.
6.90%, 12/15/2017	11,245	9,165
Containers & Packaging - 1.8%
Graphic Packaging International, Inc.
7.88%, 10/01/2018	2,400	2,664
9.50%, 06/15/2017	1,300	1,435
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	3,110	3,289
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	2,150	2,413
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	2,252	2,342
Diversified Consumer Services - 0.4%
Service Corp., International
6.75%, 04/01/2015 - 04/01/2016	860	942
7.00%, 06/15/2017 ^	1,240	1,411
7.00%, 05/15/2019	500	544
Diversified Financial Services - 3.2%
Bank of America Corp. Series K
8.00%, 01/30/2018 * Ž	2,951	3,179
Ford Motor Credit Co., LLC
3.88%, 01/15/2015	4,350	4,504
5.00%, 05/15/2018	950	1,013
JPMorgan Chase & Co. Series 1
7.90%, 04/30/2018 * Ž	2,780	3,068
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	2,900	2,817
9.88%, 08/15/2018 ^	2,890	2,702
Nuveen Investments, Inc.
10.50%, 11/15/2015	3,723	3,779
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp.
9.50%, 06/15/2019 - 144A	715	746

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services - 6.0%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 ^	$4,529	$4,721
Clearwire Communications LLC / Clearwire Finance, Inc.
14.75%, 12/01/2016 - 144A	62	62
Frontier Communications Corp.
9.00%, 08/15/2031	7,849	7,732
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,225	2,392
7.63%, 06/15/2021	1,050	1,160
Level 3 Communications, Inc.
8.88%, 06/01/2019 - 144A	300	305
Level 3 Financing, Inc.
8.13%, 07/01/2019	6,440	6,778
PAETEC Holding Corp.
8.88%, 06/30/2017	2,000	2,165
Sprint Capital Corp.
8.75%, 03/15/2032	8,508	8,466
Windstream Corp.
7.50%, 04/01/2023	5,639	5,865
7.75%, 10/15/2020	1,250	1,331
Electric Utilities - 2.9%
Elwood Energy LLC
8.16%, 07/05/2026	4,517	4,489
Homer City Funding LLC
8.14%, 10/01/2019	1,328	1,278
8.73%, 10/01/2026	6,075	5,847
InterGen NV
9.00%, 06/30/2017 - 144A	2,000	1,945
LSP Energy, LP / LSP Batesville Funding Corp.
7.16%, 01/15/2014 Ә џ	1,666	1,583
8.16%, 07/15/2025 Ә џ	750	713
Red Oak Power LLC Series B
9.20%, 11/30/2029	3,440	3,681
Electronic Equipment & Instruments - 0.4%
NXP BV / NXP Funding LLC
9.75%, 08/01/2018 - 144A	2,425	2,777
Energy Equipment & Services - 0.9%
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015	5,655	6,051
Food & Staples Retailing - 1.2%
Rite Aid Corp.
7.50%, 03/01/2017 ^	2,000	2,053
7.70%, 02/15/2027	281	234
9.50%, 06/15/2017 ^	747	765
10.25%, 10/15/2019	1,480	1,669
10.38%, 07/15/2016	3,400	3,586
Food Products - 1.3%
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A	4,170	4,358
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	571	594
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A ^	1,420	1,480
Simmons Foods, Inc.
10.50%, 11/01/2017 - 144A	2,407	2,202
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017	341	344

	Principal (000’s)	Value (000’s)
Health Care Equipment & Supplies - 1.7%
Accellent, Inc.
8.38%, 02/01/2017	$1,250	$1,300
10.00%, 11/01/2017	975	831
Biomet, Inc.
6.50%, 08/01/2020 - 144A	3,370	3,471
Hologic, Inc.
6.25%, 08/01/2020 - 144A	2,570	2,718
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018 - 144A ^	2,845	3,009
Health Care Providers & Services - 5.5%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	1,190	1,247
8.00%, 11/15/2019	7,900	8,551
DaVita, Inc.
6.38%, 11/01/2018 ^	4,500	4,781
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A ^	2,525	2,711
5.88%, 01/31/2022 - 144A	700	748
GCB U.S. Oncology, Inc. (Escrow Shares)
08/15/2017	4,970	75
HCA Holdings, Inc.
7.75%, 05/15/2021 ^	1,499	1,632
HCA, Inc.
6.50%, 02/15/2020	1,300	1,453
7.50%, 02/15/2022	4,100	4,602
7.88%, 02/15/2020	2,750	3,094
HealthSouth Corp.
7.75%, 09/15/2022	4,100	4,459
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 ^	3,815	4,099
Hotels, Restaurants & Leisure - 5.5%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 - 144A	372	401
7.50%, 04/15/2021 ^	4,275	4,606
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	3,725	2,412
12.75%, 04/15/2018	6,500	4,778
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 ^	1,749	1,843
GWR Operating Partnership LLP
10.88%, 04/01/2017	5,465	6,174
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 - 144A џ ‡	6,600	545
MGM Resorts International
10.00%, 11/01/2016 ^	2,775	3,063
11.13%, 11/15/2017	2,456	2,745
11.38%, 03/01/2018 ^	5,114	5,906
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016 ^	1,475	1,630
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	1,000	1,036
Wynn Las Vegas LLC
7.75%, 08/15/2020 ^	2,072	2,300
Household Durables - 5.0%
Beazer Homes USA, Inc.
6.63%, 04/15/2018 - 144A ^	3,100	3,150
9.13%, 06/15/2018	5,310	5,177
12.00%, 10/15/2017	3,654	3,942

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Household Durables (continued)
Jarden Corp.
7.50%, 05/01/2017 - 01/15/2020 ^	$3,410	$3,795
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016 ^	3,960	4,118
KB Home
7.50%, 09/15/2022	900	909
9.10%, 09/15/2017	3,816	4,140
Lennar Corp.
4.75%, 12/15/2017 - 144A ^	900	896
Meritage Homes Corp.
7.15%, 04/15/2020	3,646	3,847
Standard Pacific Corp.
8.38%, 05/15/2018 ^	675	753
8.38%, 01/15/2021	2,725	3,059
Household Products - 1.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021	300	320
7.13%, 04/15/2019	4,550	4,833
9.00%, 04/15/2019 ^	3,635	3,699
9.88%, 08/15/2019 - 144A	1,250	1,325
Independent Power Producers & Energy Traders - 3.5%
Calpine Corp.
7.25%, 10/15/2017 - 144A	3,875	4,195
7.88%, 07/31/2020 - 144A ^	1,725	1,945
7.88%, 01/15/2023 - 144A	100	114
Dynegy Holdings LLC
7.50%, 06/01/2015 џ ‡	4,800	3,060
7.75%, 06/01/2019 џ ‡	9,190	5,858
Edison Mission Energy
7.20%, 05/15/2019	3,650	1,962
NRG Energy, Inc.
7.63%, 05/15/2019	1,950	2,038
7.88%, 05/15/2021 ^	2,250	2,391
8.25%, 09/01/2020 ^	1,900	2,047
Insurance - 1.5%
Genworth Financial, Inc.
6.15%, 11/15/2066 * ^	3,584	2,088
Lincoln National Corp.
7.00%, 05/17/2066 *	8,350	8,287
IT Services - 1.2%
SunGard Data Systems, Inc.
7.38%, 11/15/2018	2,275	2,417
7.63%, 11/15/2020 ^	5,015	5,385
Machinery - 0.5%
Dynacast International LLC / Dynacast Finance, Inc.
9.25%, 07/15/2019	1,305	1,347
Navistar International Corp.
8.25%, 11/01/2021 ^	2,459	2,306
Media - 8.7%
Cablevision Systems Corp.
7.75%, 04/15/2018 ^	2,225	2,420
8.00%, 04/15/2020 ^	1,050	1,163
8.63%, 09/15/2017	3,745	4,278
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021 ^	800	866
7.00%, 01/15/2019	2,500	2,744
7.25%, 10/30/2017 ^	2,500	2,747
7.38%, 06/01/2020	1,500	1,665

	Principal (000’s)	Value (000’s)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. (continued)
7.88%, 04/30/2018 ^	$450	$491
Cequel Communications Holdings I LLC / Cequel Capital Corp.
8.63%, 11/15/2017 - 144A	3,000	3,233
Clear Channel Communications, Inc.
11.00%, 08/01/2016	1,100	627
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A ^	3,875	3,710
9.25%, 12/15/2017	475	511
Clear Channel Worldwide Holdings, Inc. Series A
7.63%, 03/15/2020 - 144A	500	469
Clear Channel Worldwide Holdings, Inc. Series B
9.25%, 12/15/2017	6,250	6,749
DISH DBS Corp.
4.63%, 07/15/2017 - 144A ^	5,500	5,582
5.88%, 07/15/2022 - 144A ^	5,055	5,206
7.13%, 02/01/2016	1,000	1,104
7.75%, 05/31/2015	468	524
7.88%, 09/01/2019	1,700	1,976
Univision Communications, Inc.
7.88%, 11/01/2020 - 144A	2,915	3,141
8.50%, 05/15/2021 - 144A ^	3,985	4,025
WMG Acquisition Corp.
9.50%, 06/15/2016	5,700	6,262
Metals & Mining - 1.0%
AK Steel Corp.
8.38%, 04/01/2022 ^	2,467	2,085
FMG Resources August 2006 Pty, Ltd.
8.25%, 11/01/2019 - 144A ^	2,490	2,621
U.S. Steel Corp.
6.65%, 06/01/2037	2,283	1,849
Multiline Retail - 1.0%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	3,305	2,805
JC Penney Corp., Inc.
7.13%, 11/15/2023	3,375	2,966
7.40%, 04/01/2037	1,350	1,065
Multi-Utilities - 0.4%
Puget Energy, Inc.
5.63%, 07/15/2022 - 144A	2,490	2,627
Oil, Gas & Consumable Fuels - 6.8%
Arch Coal, Inc.
7.00%, 06/15/2019 ^	670	585
7.25%, 06/15/2021 ^	1,115	964
8.75%, 08/01/2016 ^	1,400	1,369
Chesapeake Energy Corp.
6.50%, 08/15/2017 ^	450	451
6.63%, 08/15/2020 ^	2,035	2,025
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A	3,025	2,639
CONSOL Energy, Inc.
6.38%, 03/01/2021	540	527
8.00%, 04/01/2017 ^	750	793
8.25%, 04/01/2020 ^	2,000	2,125
Continental Resources, Inc.
7.13%, 04/01/2021	650	736
8.25%, 10/01/2019	2,460	2,792

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
El Paso LLC
7.25%, 06/01/2018	$5,475	$6,315
Energy Transfer Equity, LP
7.50%, 10/15/2020	6,121	6,992
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	2,160	2,298
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	2,300	2,277
7.75%, 02/01/2021	1,740	1,836
8.63%, 04/15/2020	2,340	2,539
Newfield Exploration Co.
5.63%, 07/01/2024	677	722
6.88%, 02/01/2020 ^	1,238	1,356
7.13%, 05/15/2018	295	313
Plains Exploration & Production Co.
6.13%, 06/15/2019	1,960	2,029
6.75%, 02/01/2022	1,215	1,300
SM Energy Co.
6.50%, 11/15/2021	2,370	2,453
6.50%, 01/01/2023 - 144A	520	530
Paper & Forest Products - 0.1%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A	1,044	924
Pharmaceuticals - 1.3%
Mylan, Inc.
6.00%, 11/15/2018 - 144A	2,355	2,538
7.88%, 07/15/2020 - 144A	1,695	1,928
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 - 144A ^	2,170	2,197
6.88%, 12/01/2018 - 144A	1,100	1,162
7.00%, 10/01/2020 - 144A	900	929
Real Estate Investment Trusts - 1.1%
Host Hotels & Resorts, LP
5.88%, 06/15/2019 ^	700	768
6.00%, 10/01/2021	3,000	3,368
9.00%, 05/15/2017	450	496
Weyerhaeuser Co.
7.38%, 03/15/2032	2,180	2,559
Real Estate Management & Development - 0.5%
Realogy Corp.
11.50%, 04/15/2017	3,250	3,242
Road & Rail - 1.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019 ^	1,035	1,111
9.75%, 03/15/2020	3,605	4,033
Hertz Corp.
6.75%, 04/15/2019 ^	2,000	2,100
7.50%, 10/15/2018	900	971
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	2,900	3,103
10.13%, 03/15/2018 - 144A	2,138	2,330
Software - 1.3%
First Data Corp.
8.75%, 01/15/2022 - 144A	2,632	2,642
12.63%, 01/15/2021 ^	5,918	5,977
Specialty Retail - 0.4%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	935	791

	Principal (000’s)	Value (000’s)
Specialty Retail (continued)
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	$500	$519
9.63%, 06/01/2015	1,968	1,651
Textiles, Apparel & Luxury Goods - 1.5%
Jones Group, Inc.
6.13%, 11/15/2034	6,720	5,006
Levi Strauss & Co.
6.88%, 05/01/2022	3,440	3,539
PVH Corp.
7.38%, 05/15/2020 ^	1,175	1,309
Tobacco - 0.1%
North Atlantic Trading Co.
11.50%, 07/15/2016 - 144A	370	368
Wireless Telecommunication Services - 2.3%
Cricket Communications, Inc.
7.75%, 05/15/2016	3,508	3,718
7.75%, 10/15/2020 ^	2,257	2,155
Sprint Nextel Corp.
8.38%, 08/15/2017 ^	5,270	5,758
9.00%, 11/15/2018 - 144A	3,640	4,250

Total Corporate Debt Securities (cost $600,127)		609,171

LOAN ASSIGNMENTS - 0.4%
Communications Equipment - 0.1%
Sorenson Communications, Inc.
6.00%, 08/16/2013 * §	1,000	963
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.
8.50%, 12/01/2017 * §	2,000	1,993

Total Loan Assignments (cost $2,933)		2,956

	Shares	Value (000’s)
PREFERRED STOCKS - 2.1%
Consumer Finance - 0.9%
Ally Financial, Inc., 7.00% - 144A	3,053	2,743
Ally Financial, Inc., 8.50% *	146,000	3,394
Diversified Financial Services - 0.5%
GMAC Capital Trust I, 8.13% *^	132,475	3,230
Insurance - 0.7%
Hartford Financial Services Group, Inc.
7.88% *	177,400	4,914

Total Preferred Stocks (cost $12,615)		14,281

COMMON STOCKS - 0.2%
Automobiles - 0.0% ¥
General Motors Co. ‡ ^	11,558	228
Motors Liquidation Co. GUC Trust ‡	2,901	41
IT Services - 0.2%
Unisys Corp. ‡ ^	61,972	1,204

Total Common Stocks (cost $1,974)		1,473

WARRANTS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	203	1

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Automobiles (continued)
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	203	$3

Total Warrants (cost $–)		4

SECURITIES LENDING COLLATERAL - 20.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	141,919,578	141,920
Total Securities Lending Collateral (cost $141,920)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 7.8%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $52,753 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $53,810.	$52,753	52,753
Total Repurchase Agreement (cost $52,753)

Total Investment Securities (cost $816,919) P		827,422
Other Assets and Liabilities - Net		(149,409)

Net Assets		$678,013

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 07/31/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $138,988.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $2,296, or 0.34% of the fund’s net assets.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
Ž	The security has a perpetual maturity. The date shown is the next call date.
џ	In default.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $2,956, or 0.44% of the fund’s net assets.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $816,919. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,407 and $18,904, respectively. Net unrealized appreciation for tax purposes is $10,503.
♦	Amount is less than 1.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $134,436, or 19.83%, of the fund’s net assets.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica High Yield Bond

(formerly, Transamerica AEGON High Yield Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 07/31/2012
Common Stocks	$1,473	$—		$—	$1,473
Corporate Debt Securities	—	609,171		♦	609,171
Loan Assignments	—	2,956		—	2,956
Preferred Corporate Debt Security	—	4,864		—	4,864
Preferred Stocks	14,281	—		—	14,281
Repurchase Agreement	—	52,753		—	52,753
Securities Lending Collateral	141,920	—		—	141,920
Warrants	4	—		—	4

Total	$157,678	$669,744	$	♦	$827,422

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2012 ₪		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 07/31/2012 ƒ
Corporate Debt Securities	$	♦	$—	$—	$—	$—	$—	$—	$—	$	♦	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 is less than 0.01% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal		Value
	(000’s)		(000’s)
FOREIGN GOVERNMENT OBLIGATIONS - 70.7%
Australia - 1.6%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	2,450	$2,819
Austria - 1.6%
Austria Government Bond
3.20%, 02/20/2017 - 144A	EUR	2,000	2,737
Belgium - 2.8%
Belgium Government Bond
4.00%, 03/28/2018		2,470	3,434
4.25%, 09/28/2021		1,000	1,410
Brazil - 1.6%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2013	BRL	5,480	2,699
Canada - 4.6%
Canadian Government Bond
2.50%, 06/01/2015	CAD	900	931
3.25%, 06/01/2021		5,000	5,660
5.00%, 06/01/2037		590	885
5.75%, 06/01/2033		383	604
Denmark - 1.1%
Denmark Government Bond
4.00%, 11/15/2019	DKK	9,050	1,849
France - 7.8%
Caisse d’Amortissement de la Dette Sociale
3.75%, 09/08/2014	GBP	1,000	1,653
3.75%, 10/25/2020	EUR	1,220	1,695
France Government Bond OAT
3.00%, 04/25/2022		5,000	6,650
4.50%, 04/25/2041		1,600	2,501
5.75%, 10/25/2032		578	1,027
Germany - 7.3%
Bundesrepublik Deutschland
1.75%, 07/04/2022		6,500	8,337
4.00%, 01/04/2037		2,600	4,392
Italy - 7.4%
Italy Buoni Poliennali Del Tesoro
4.00%, 09/01/2020 - 02/01/2037		6,505	6,714
4.25%, 08/01/2014		2,500	3,081
5.25%, 08/01/2017		2,500	3,061
Japan - 21.6%
10-Year Japan Government Bond
1.10%, 06/20/2021	JPY	330,000	4,376
Japan Government Bond
1.30%, 03/20/2015		1,024,000	13,518
2.10%, 12/20/2026 - 09/20/2028		767,000	10,856
2.20%, 09/20/2039 - 03/20/2041		622,000	8,628
Netherlands - 3.1%
Netherlands Government Bond
3.25%, 07/15/2021 - 144A - Reg S	EUR	1,160	1,637
3.75%, 07/15/2014 - 01/15/2042 - 144A - Reg S		2,775	3,829
South Africa - 0.8%
Republic of South Africa
13.50%, 09/15/2015	ZAR	9,900	1,465
Spain - 2.2%
Spain Government Bond
4.60%, 07/30/2019	EUR	2,440	2,671
4.90%, 07/30/2040		1,410	1,283
Supranational - 2.2%
European Investment Bank
4.25%, 10/15/2014		2,875	3,852

	Principal		Value
	(000’s)		(000’s)
Sweden - 1.3%
Sweden Government Bond
4.50%, 08/12/2015	SEK	14,000	$2,274
United Kingdom - 3.7%
United Kingdom Gilt
4.25%, 06/07/2032	GBP	615	1,227
4.50%, 12/07/2042		2,470	5,132

Total Foreign Government Obligations (cost $121,389)			122,887

MORTGAGE-BACKED SECURITY - 1.6%
Spain - 1.6%
Union de Creditos Inmobiliarios Series 15, Class A - Reg S
0.80%, 12/18/2048 * §	EUR	3,445	2,723
Total Mortgage-Backed Security (cost $4,675)

CORPORATE DEBT SECURITIES - 21.8%
Australia - 1.2%
Suncorp-Metway, Ltd.
4.00%, 01/16/2014	GBP	1,290	2,122
Finland - 1.0%
Nordea Bank Finland PLC
2.25%, 11/16/2015	EUR	1,400	1,807
France - 2.6%
BNP Paribas Home Loan SFH
3.00%, 07/23/2013		1,750	2,207
Cie de Financement Foncier SA
4.75%, 06/25/2015		1,600	2,174
Germany - 4.3%
KFW
2.05%, 02/16/2026	JPY	99,000	1,405
2.60%, 06/20/2037		112,000	1,663
5.50%, 12/07/2015	GBP	2,350	4,251
Netherlands - 4.3%
Fortis Bank Nederland NV
3.38%, 05/19/2014	EUR	2,200	2,851
ING Bank NV
3.00%, 09/30/2014		1,550	2,008
LeasePlan Corp. NV
3.25%, 05/22/2014		2,050	2,650
Norway - 2.1%
Sparebank 1 Boligkreditt AS
2.50%, 06/23/2015		1,500	1,940
Sparebanken Vest Boligkreditt AS
2.50%, 06/09/2015		1,400	1,798
Sweden - 1.5%
Stadshypotek AB
2.75%, 04/30/2015		2,000	2,603
Switzerland - 1.3%
Credit Suisse AG
2.63%, 12/01/2015		1,700	2,221
United Kingdom - 3.5%
Abbey National Treasury Services PLC
3.38%, 06/08/2015		1,250	1,627
Bank of Scotland PLC
4.75%, 01/26/2015		800	1,075
Barclays Bank PLC
3.63%, 04/13/2016		1,400	1,887
Royal Bank of Scotland PLC
4.00%, 03/15/2016 - Reg S		1,150	1,555

Total Corporate Debt Securities (cost $38,512)			37,844

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
CERTIFICATE OF DEPOSIT - 2.0%
United States - 2.0%
Royal Bank of Scotland PLC
0.14%, 08/01/2012	$3,400	$3,400
Total Certificate of Deposit (cost $3,400)

REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $1,693 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $1,729.	1,693	1,693
Total Repurchase Agreement (cost $1,693)

Total Investment Securities (cost $169,669) P		168,547
Other Assets and Liabilities - Net		5,043

Net Assets		$173,590

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Foreign Government Obligation	72.9%	$122,887
Commercial Banks	15.9	26,847
Diversified Financial Services	5.3	8,875
Mortgage-Backed Security	1.6	2,723
Insurance	1.3	2,122

Investment Securities, at Value	97.0	163,454
Short-Term Investments	3.0	5,093

Total Investments	100.0%	$168,547

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Government of Canada Bond	Short	(37)	09/19/2012	$(52)
10-Year Japan Government Bond	Long	18	09/10/2012	32
3-Year Australian Treasury Bond	Long	4	09/17/2012	(2)
German Euro BOBL	Short	(22)	09/06/2012	(12)
German Euro Bund	Short	(79)	09/06/2012	21
German Euro Schatz	Short	(225)	09/06/2012	(49)
U.K. Long Gilt Bond	Long	45	09/26/2012	105

				$43

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	WBC	2,226	08/08/2012	$2,137	$201
Australian Dollar	TDB	1,491	08/08/2012	1,564	2
Australian Dollar	SSB	1,241	08/08/2012	1,194	109
Australian Dollar	RBS	(1,323)	08/08/2012	(1,281)	(108)
Australian Dollar	CSFB	(304)	08/08/2012	(308)	(11)
Australian Dollar	TDB	(1,491)	10/09/2012	(1,555)	(2)
Brazilian Real	RBS	377	08/08/2012	189	(5)
Brazilian Real	CSFB	(6,409)	08/08/2012	(3,119)	(4)
Brazilian Real	RBS	(462)	08/08/2012	(226)	1
Brazilian Real	UBS	6,494	08/08/2012	3,175	(10)
Brazilian Real	UBS	(6,494)	10/09/2012	(3,143)	12

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Canadian Dollar	BNP	776	08/08/2012	$747	$27
Canadian Dollar	SSB	2,693	08/08/2012	2,683	2
Canadian Dollar	HSBC	(3,370)	08/08/2012	(3,259)	(101)
Canadian Dollar	RBS	(1,358)	08/08/2012	(1,304)	(49)
Canadian Dollar	UBS	450	10/09/2012	448	♦
Canadian Dollar	SSB	(2,693)	10/09/2012	(2,679)	(2)
Danish Krone	BNP	4,802	08/08/2012	806	(12)
Danish Krone	RBS	(2,860)	08/08/2012	(480)	7
Danish Krone	CSFB	1,950	08/08/2012	321	1
Danish Krone	HSBC	(3,892)	08/08/2012	(655)	12
Danish Krone	CSFB	(1,950)	10/09/2012	(322)	(1)
Euro	BNP	335	08/08/2012	417	(5)
Euro	MSC	34,371	08/08/2012	42,655	(361)
Euro	RBC	(1,065)	08/08/2012	(1,337)	26
Euro	GSC	(32,521)	08/08/2012	(40,674)	657
Euro	BCLY	(16,088)	08/08/2012	(20,108)	311
Euro	GSC	(328)	08/08/2012	(412)	9
Euro	RBC	(13,396)	08/08/2012	(16,690)	207
Euro	WBC	27,283	08/08/2012	33,463	109
Euro	SSB	(1,173)	08/08/2012	(1,433)	(10)
Euro	SSB	1,028	08/08/2012	1,272	(7)
Euro	WBC	(242)	08/08/2012	(304)	6
Euro	WBC	(27,283)	10/09/2012	(33,488)	(110)
Euro	DUB	(260)	10/09/2012	(316)	(5)
Euro	DUB	(1,375)	10/09/2012	(1,690)	(4)
Japanese Yen	RBC	26,419	08/08/2012	334	5
Japanese Yen	TDB	4,008,605	08/08/2012	50,723	593
Japanese Yen	BNP	22,338	08/08/2012	286	♦
Japanese Yen	UBS	106,432	08/08/2012	1,351	11
Japanese Yen	WBC	33,815	08/08/2012	425	8
Japanese Yen	BNP	938,124	08/08/2012	12,021	(12)
Japanese Yen	SSB	139,027	08/08/2012	1,779	♦
Japanese Yen	RBS	(1,921,975)	08/08/2012	(24,448)	(156)
Japanese Yen	RBC	(31,335)	08/08/2012	(395)	(7)
Japanese Yen	SSB	97,665	08/08/2012	1,244	6
Japanese Yen	WBC	(24,143)	08/08/2012	(309)	♦
Japanese Yen	SSB	(3,391,410)	08/08/2012	(43,322)	(92)
Japanese Yen	UBS	36,734	10/09/2012	469	1
Japanese Yen	SSB	3,391,410	10/09/2012	43,354	91
Mexican Peso	RBS	(5,687)	08/08/2012	(398)	(30)
Mexican Peso	UBS	(24,744)	08/08/2012	(1,868)	8
Mexican Peso	TDB	30,431	08/08/2012	2,138	149
Mexican Peso	UBS	24,744	10/09/2012	1,857	(9)
New Zealand Dollar	UBS	(5)	08/08/2012	(4)	(♦ )
New Zealand Dollar	TDB	5	08/08/2012	4	♦
New Zealand Dollar	UBS	5	10/09/2012	4	♦
Norwegian Krone	RBC	1,563	08/08/2012	257	2
Norwegian Krone	SSB	(14,229)	08/08/2012	(2,349)	(10)
Norwegian Krone	SSB	14,229	10/09/2012	2,344	10
Pound Sterling	BNP	2,281	08/08/2012	3,508	69
Pound Sterling	RBS	(2,940)	08/08/2012	(4,517)	(93)
Pound Sterling	SSB	(1,030)	08/08/2012	(1,616)	♦
Pound Sterling	DUB	1,655	08/08/2012	2,560	35
Pound Sterling	SSB	1,030	10/09/2012	1,616	(♦ )
Pound Sterling	UBS	525	10/09/2012	823	♦
Singapore Dollar	DUB	2,819	08/08/2012	2,206	60
South African Rand	CSFB	10,690	08/08/2012	1,300	(10)
South African Rand	SSB	7,433	08/08/2012	856	41
South African Rand	HSBC	(18,123)	08/08/2012	(2,134)	(53)
South African Rand	CSFB	(10,690)	10/09/2012	(1,289)	10
Swedish Krona	CSFB	15,145	08/08/2012	2,222	4
Swedish Krona	SSB	(15,145)	08/08/2012	(2,070)	(157)
Swedish Krona	CSFB	(15,145)	10/09/2012	(2,216)	(4)

					$1,362

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Canadian Dollar	CSFB	1,213	10/09/2012	$1,190	$18
Australian Dollar	CSFB	(1,163)	10/09/2012	(1,190)	(25)
Canadian Dollar	RBC	1,259	08/08/2012	1,236	20
Australian Dollar	RBC	(1,216)	08/08/2012	(1,236)	(41)
Euro	BLCY	209	08/08/2012	262	(4)
Japanese Yen	BLCY	(20,870)	08/08/2012	(262)	(5)
Euro	SSB	289	08/08/2012	360	(5)
Japanese Yen	SSB	(28,959)	08/08/2012	(360)	(11)
Euro	UBS	1,763	08/08/2012	2,185	(15)
Singapore Dollar	UBS	(2,819)	08/08/2012	(2,185)	(81)
Japanese Yen	HSBC	22,830	08/08/2012	286	7
Euro	HSBC	(231)	08/08/2012	(286)	1
Japanese Yen	GSC	23,439	08/08/2012	293	7
Euro	GSC	(233)	08/08/2012	(293)	6
Norwegian Krone	DUB	1,652	08/08/2012	274	♦
Australian Dollar	DUB	(267)	08/08/2012	(274)	(6)
Norwegian Krone	SSB	3,051	08/08/2012	503	3
Australian Dollar	SSB	(512)	08/08/2012	(503)	(35)
Norwegian Krone	UBS	7,963	08/08/2012	1,305	15
Pound Sterling	UBS	(843)	08/08/2012	(1,305)	(17)
Pound Sterling	DUB	878	08/08/2012	1,376	♦
Australian Dollar	DUB	(1,337)	08/08/2012	(1,376)	(28)

					$(196)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$302	$—	$302
BNP	67	—	67
CSFB	(22)	—	(22)
DUB	52	—	52
GSC	679	—	679
HSBC	(134)	—	(134)
MSC	(361)	—	(361)
RBC	212	—	212
RBS	(433)	—	(433)
SSB	(67)	—	(67)
TDB	742	—	742
UBS	(85)	—	(85)
WBC	214	—	214

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 07/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $2,723, or 1.57% of the fund’s net assets.
	Rate shown reflects the yield at 07/31/2012.
g	Cash, in the amount of $875, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
♦	Amount is less than 1.
P	Aggregate cost for federal income tax purposes is $169,669. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,541 and $9,663, respectively. Net unrealized depreciation for tax purposes is $1,122.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Bond

(formerly, Transamerica JPMorgan International Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $8,203, or 4.73% of the fund’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas Bank
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC SSB State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS Warburg LLC
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
ZAR	South African Rand

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
	Level 1 -	Other Significant	Level 3 - Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Certificate of Deposit	$—	$3,400	$—	$3,400
Corporate Debt Securities	—	37,844	—	37,844
Foreign Government Obligations	—	122,887	—	122,887
Mortgage-Backed Security	—	2,723	—	2,723
Repurchase Agreement	—	1,693	—	1,693

Total	$—	$168,547	$—	$168,547

	Level 1 -	Level 2 - Other Significant	Level 3 - Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments ₣	Prices	Inputs	Inputs	07/31/2012
Futures Contracts - Appreciation	$158	$—	$—	$158
Futures Contracts - Depreciation	(115)	—	—	(115)
Forward Foreign Cross Currency Contracts - Appreciation	—	77	—	77
Forward Foreign Cross Currency Contracts - Depreciation	—	(273)	—	(273)
Forward Foreign Currency Contracts - Appreciation	—	2,802	—	2,802
Forward Foreign Currency Contracts - Depreciation	—	(1,440)	—	(1,440)

Total	$43	$1,166	$—	$1,209

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Equity Opportunities

(formerly, Transamerica MFS International Equity)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

		Value
	Shares	(000’s)
COMMON STOCKS - 99.7%
Australia - 2.7%
QBE Insurance Group, Ltd.	188,223	$2,777
Westpac Banking Corp.	76,920	1,875
Brazil - 2.4%
BM&FBovespa SA	327,600	1,838
Itau Unibanco Holding SA ADR	55,650	880
Tim Participacoes SA ADR ^	69,130	1,462
Canada - 2.4%
Canadian National Railway Co.	47,843	4,214
Czech Republic - 0.6%
Komercni Banka AS	6,475	1,101
France - 11.1%
Air Liquide SA	31,091	3,480
Danone SA	56,298	3,427
Dassault Systemes SA	10,659	1,054
Legrand SA	55,812	1,794
LVMH Moet Hennessy Louis Vuitton SA	21,245	3,203
Pernod-Ricard SA	31,197	3,359
Schneider Electric SA	53,242	3,015
Germany - 11.4%
Bayer AG	80,728	6,150
Beiersdorf AG	49,206	3,264
Deutsche Boerse AG	13,375	666
Linde AG	34,003	5,065
Merck KGaA	19,576	1,972
SAP AG	45,316	2,892
Hong Kong - 4.5%
AIA Group, Ltd.	589,400	2,071
China Unicom, Ltd. ^	1,058,000	1,561
CNOOC, Ltd.	325,000	658
Li & Fung, Ltd. ^	1,732,000	3,417
India - 2.2%
ICICI Bank, Ltd. ADR	98,920	3,425
Infosys, Ltd. ADR ^	8,230	326
Japan - 14.8%
Canon, Inc.	65,900	2,235
Denso Corp.	101,500	3,272
FANUC Corp.	15,100	2,360
Honda Motor Co., Ltd.	93,700	3,060
Hoya Corp.	92,800	2,074
INPEX Corp.	515	2,894
Lawson, Inc. ^	57,400	4,129
NTT DOCOMO, Inc.	893	1,500
Shin-Etsu Chemical Co., Ltd.	76,900	3,918
Korea, Republic of - 1.1%
Samsung Electronics Co., Ltd.	1,621	1,877
Netherlands - 7.8%
Akzo Nobel NV	51,505	2,782
Heineken NV	88,771	4,812
ING Groep NV ‡	452,866	2,999
Randstad Holding NV	108,144	3,283
Singapore - 1.3%
DBS Group Holdings, Ltd.	125,000	1,481
Singapore Telecommunications, Ltd.	288,150	829
South Africa - 0.4%
MTN Group, Ltd.	39,249	707
Spain - 2.7%
Amadeus IT Holding SA - Class A ^	116,279	2,516
Banco Santander SA	294,918	1,796
Red Electrica Corp. SA	13,433	533
Sweden - 1.1%
Hennes & Mauritz AB - Class B	51,530	1,907
Switzerland - 9.9%
Givaudan SA ‡	542	528
Julius Baer Group, Ltd. ‡	80,098	2,871
Keuhne & Nagel International AG	1,890	215
Nestle SA	92,658	5,700

		Value
	Shares	(000’s)
Switzerland (continued)
Roche Holding AG	17,449	$3,097
Sonova Holding AG ‡	16,579	1,570
Swiss Re AG ‡	21,747	1,367
UBS AG ‡	193,999	2,045
Taiwan - 2.0%
Hon Hai Precision Industry Co., Ltd. ‡	482,300	1,360
Taiwan Semiconductor Manufacturing Co.,
Ltd. ADR	153,431	2,143
United Kingdom - 19.8%
Barclays PLC	328,882	866
BG Group PLC	81,554	1,614
Burberry Group PLC	32,224	634
Compass Group PLC	414,890	4,459
Diageo PLC	141,068	3,775
Hays PLC	728,234	859
HSBC Holdings PLC	677,785	5,675
Reckitt Benckiser Group PLC	50,403	2,771
Rio Tinto PLC	65,280	3,016
Royal Dutch Shell PLC - Class A	91,563	3,119
Smiths Group PLC	105,088	1,758
Standard Chartered PLC	148,945	3,420
WPP PLC	230,982	2,926
United States - 1.5%
Check Point Software Technologies, Ltd. ‡ ^	25,100	1,219
Delphi Automotive PLC ‡	49,440	1,404

Total Common Stocks (cost $190,662)		174,321

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	11,534,015	11,534
Total Securities Lending Collateral (cost $11,534)

Total Investment Securities (cost $202,196) P		185,855
Other Assets and Liabilities - Net		(11,053)

Net Assets		$174,802

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Equity Opportunities

(formerly, Transamerica MFS International Equity)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	11.0%	$20,518
Chemicals	8.5	15,772
Beverages	6.4	11,946
Pharmaceuticals	6.0	11,219
Food Products	4.9	9,127
Oil, Gas & Consumable Fuels	4.5	8,285
Insurance	3.3	6,215
Diversified Financial Services	3.0	5,503
Software	2.8	5,165
Capital Markets	2.6	4,916
Electrical Equipment	2.6	4,809
Auto Components	2.5	4,676
Hotels, Restaurants & Leisure	2.4	4,459
Road & Rail	2.3	4,214
Professional Services	2.2	4,142
Food & Staples Retailing	2.2	4,129
Semiconductors & Semiconductor Equipment	2.2	4,020
Textiles, Apparel & Luxury Goods	2.1	3,837
Wireless Telecommunication Services	2.0	3,670
Electronic Equipment & Instruments	1.9	3,434
Distributors	1.8	3,417
Personal Products	1.8	3,265
Automobiles	1.7	3,060
Metals & Mining	1.6	3,016
Media	1.6	2,926
IT Services	1.5	2,842
Household Products	1.5	2,771
Diversified Telecommunication Services	1.3	2,390
Machinery	1.3	2,360
Office Electronics	1.2	2,235
Specialty Retail	1.0	1,907
Industrial Conglomerates	0.9	1,758
Health Care Equipment & Supplies	0.8	1,570
Electric Utilities	0.3	533
Marine	0.1	215

Investment Securities, at Value	93.8	174,321
Short-Term Investments	6.2	11,534

Total Investments	100.0%	$185,855

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $11,007.
‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $202,196. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,383 and $25,724, respectively. Net unrealized depreciation for tax purposes is $16,341.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$16,911	$157,410	$—	$174,321
Securities Lending Collateral	11,534	—	—	11,534

Total	$28,445	$157,410	$—	$185,855

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

		Value
	Shares	(000’s)
PREFERRED STOCK - 0.6%
Russian Federation - 0.6%
Sberbank of Russia, 4.37% 	608,100	$1,125
Total Preferred Stock (cost $1,463)

COMMON STOCKS - 97.2%
Australia - 2.8%
APA Group ^	485,300	2,499
Computershare, Ltd.	376,000	3,031
Belgium - 0.7%
Anheuser-Busch InBev NV	18,400	1,453
Canada - 2.1%
Barrick Gold Corp.	72,300	2,380
Canadian Imperial Bank of Commerce ^	23,600	1,726
Finland - 0.8%
Sampo OYJ - Class A	59,878	1,591
France - 9.3%
Arkema SA	29,700	2,187
Bouygues SA ^	57,889	1,462
Cie Generale des Etablissements Michelin - Class B	15,500	1,057
Etablissements Maurel et Prom ^	53,400	823
Euler Hermes SA	20,800	1,299
European Aeronautic Defence and Space Co., NV	75,200	2,707
Lagardere SCA	95,800	2,592
Sanofi	37,400	3,059
Societe Generale SA ‡	24,600	545
Vivendi SA	135,283	2,573
Germany - 9.4%
Adidas AG	19,500	1,466
Allianz SE	23,600	2,355
Bayer AG	36,900	2,811
Gerresheimer AG	34,500	1,617
HeidelbergCement AG	39,000	1,817
Hochtief AG ‡	20,500	977
Rheinmetall AG	21,495	1,077
Siemens AG	47,900	4,072
TUI AG ‡^	410,100	2,653
Greece - 0.3%
OPAP SA	102,444	618
Hong Kong - 3.9%
First Pacific Co.	2,248,200	2,537
Guangdong Investment, Ltd. ^	3,392,500	2,450
HSBC Holdings PLC	334,824	2,837
Ireland - 2.6%
Ryanair Holdings PLC ADR ‡^	89,100	2,625
Smurfit Kappa Group PLC	335,400	2,509
Italy - 3.8%
ENI SpA	102,600	2,126
Exor SpA	69,600	1,544
Pirelli & C. SpA	137,900	1,398
Prysmian SpA	152,001	2,444
Japan - 18.6%
Air Water, Inc.	231,800	2,808
Aisin Seiki Co., Ltd. ^	96,700	2,977
Daito Trust Construction Co., Ltd.	23,700	2,290
Fujitsu, Ltd.	532,200	2,112
Fukuoka Financial Group, Inc.	594,300	2,183
Hitachi, Ltd. ^	574,300	3,419
Japan Petroleum Exploration Co.	34,800	1,321
Jupiter Telecommunications Co., Ltd.	2,961	2,957
Kintetsu World Express, Inc.	61,900	1,929
Komatsu, Ltd.	57,100	1,285
Kuraray Co., Ltd.	171,700	2,026
Mitsubishi Corp.	119,100	2,387
Nippon Telegraph & Telephone Corp.	84,200	3,918
Nitori Holdings Co., Ltd.	24,600	2,305

		Value
	Shares	(000’s)
Japan (continued)
USS Co., Ltd.	23,280	$2,518
Korea, Republic of - 2.8%
Hyundai Home Shopping Network Corp.	12,300	1,031
Kangwon Land, Inc.	117,000	2,411
SK Telecom Co., Ltd.	16,800	2,147
Netherlands - 0.7%
Wolters Kluwer NV	86,000	1,430
Russian Federation - 0.5%
Gazprom OAO ADR	115,900	1,073
Singapore - 2.3%
Fraser and Neave, Ltd.	343,800	2,260
SIA Engineering Co., Ltd.	739,800	2,426
Spain - 1.8%
Amadeus IT Holding SA - Class A ^	107,500	2,326
Grifols SA ADR ‡	54,455	1,215
Sweden - 5.0%
Investment AB Kinnevik - Class B	116,000	2,391
Investor AB - Class B	167,200	3,491
Saab AB	98,793	1,652
Svenska Cellulosa AB - Class B	151,600	2,581
Switzerland - 6.6%
Aryzta AG	43,700	2,173
GAM Holding AG ‡	177,000	1,958
Nestle SA	38,600	2,374
Novartis AG	69,100	4,056
Zurich Insurance Group AG ‡	11,000	2,452
Thailand - 0.8%
Bangkok Bank PCL	262,300	1,634
United Kingdom - 19.5%
AstraZeneca PLC	39,300	1,840
BHP Billiton PLC ADR ^	35,200	2,051
BP PLC ADR	50,500	2,015
Imperial Tobacco Group PLC	75,500	2,934
Inchcape PLC	358,500	2,117
Inmarsat PLC	192,300	1,482
Johnson Matthey PLC	49,600	1,695
Kingfisher PLC	718,800	3,007
National Grid PLC	289,800	3,010
Resolution, Ltd.	566,300	1,829
Rexam PLC	373,624	2,545
Royal Dutch Shell PLC - Class A	98,700	3,362
TESCO PLC	192,900	962
Unilever PLC	141,600	5,087
Vodafone Group PLC	1,391,600	3,984
WPP PLC	149,300	1,891
United States - 2.9%
Flextronics International, Ltd. ‡^	385,405	2,470
Noble Corp. ‡^	77,200	2,856
Penn West Petroleum, Ltd.	37,100	505

Total Common Stocks (cost $196,394)		194,075

SECURITIES LENDING COLLATERAL - 8.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	17,328,905	17,329
Total Securities Lending Collateral (cost $17,329)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $4,912 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $5,014.	$4,912	$4,912
Total Repurchase Agreement (cost $4,912)

Total Investment Securities (cost $220,098) P		217,441
Other Assets and Liabilities - Net		(18,014)

Net Assets		$199,427

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:	Securities	(000’s)
Pharmaceuticals	5.5%	$11,766
Media	5.3	11,442
Oil, Gas & Consumable Fuels	5.2	11,225
Diversified Financial Services	4.6	9,963
Food Products	4.4	9,634
Insurance	4.4	9,526
Commercial Banks	4.1	8,925
Chemicals	4.0	8,716
Specialty Retail	3.6	7,830
Industrial Conglomerates	3.4	7,409
Wireless Telecommunication Services	2.8	6,131
Electronic Equipment & Instruments	2.7	5,889
Hotels, Restaurants & Leisure	2.6	5,682
Auto Components	2.5	5,432
Diversified Telecommunication Services	2.5	5,400
IT Services	2.5	5,357
Containers & Packaging	2.3	5,054
Metals & Mining	2.0	4,431
Aerospace & Defense	2.0	4,359
Capital Markets	1.4	3,083
Multi-Utilities	1.4	3,010
Tobacco	1.3	2,935
Energy Equipment & Services	1.3	2,856
Airlines	1.2	2,625
Paper & Forest Products	1.2	2,581
Gas Utilities	1.1	2,499
Water Utilities	1.1	2,450
Electrical Equipment	1.1	2,444
Construction & Engineering	1.1	2,439
Transportation Infrastructure	1.1	2,426
Trading Companies & Distributors	1.1	2,387
Real Estate Management & Development	1.1	2,290
Distributors	1.0	2,117
Computers & Peripherals	1.0	2,112
Air Freight & Logistics	0.9	1,929
Construction Materials	0.8	1,817
Life Sciences Tools & Services	0.7	1,617
Textiles, Apparel & Luxury Goods	0.7	1,466
Beverages	0.7	1,453
Machinery	0.6	1,285
Biotechnology	0.6	1,215
Internet & Catalog Retail	0.5	1,031
Food & Staples Retailing	0.4	962

Investment Securities, at Value	89.8	195,200
Short-Term Investments	10.2	22,241

Total Investments	100.0%	$217,441

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Equity

(formerly, Transamerica TS&W International Equity)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $16,395.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $220,098. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,817 and $15,474, respectively. Net unrealized depreciation for tax purposes is $2,657.

DEFINITIONS:

ADR	American Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschesto (Russian: Open Joint Stock Corporation)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$18,916	$175,159	$—	$194,075
Preferred Stock	—	1,125	—	1,125
Repurchase Agreement	—	4,912	—	4,912
Securities Lending Collateral	17,329	—	—	17,329

Total	$36,245	$181,196	$—	$217,441

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 95.8%
Australia - 7.6%
Amcor, Ltd.	247,842	$1,964
Ansell, Ltd. ^	150,650	2,101
Computershare, Ltd.	229,881	1,853
Iluka Resources, Ltd. ^	118,189	1,182
Mesoblast, Ltd. ‡ ^	116,845	772
Mineral Deposits, Ltd. ‡	153,730	738
Mirvac Group REIT	1,092,360	1,573
Myer Holdings, Ltd. ^	669,901	1,288
Sims Metal Management, Ltd. ^	115,816	1,010
Starpharma Holdings, Ltd. ‡	808,501	1,245
Transfield Services, Ltd.	528,349	1,025
Whitehaven Coal, Ltd.	265,975	1,026
Austria - 2.8%
Kapsch TrafficCom AG	31,500	2,270
Mayr Melnhof Karton AG	13,000	1,145
Rosenbauer International AG §	38,000	1,852
Belgium - 1.1%
D’ieteren SA/NV	18,687	777
Tessenderlo Chemie NV ^	51,499	1,350
Brazil - 1.0%
BR Properties SA	86,558	1,010
Brazil Pharma SA	180,000	1,076
Canada - 0.2%
Niko Resources, Ltd. ^	20,030	344
China - 0.1%
Concord Medical Services Holdings, Ltd. ADR ^	38,486	109
Denmark - 1.4%
Jyske Bank A/S ‡	50,000	1,342
Sydbank A/S ‡	85,000	1,379
France - 4.9%
Alten, Ltd.	26,000	734
Bourbon SA	60,000	1,592
Club Mediterranee ‡^	75,000	1,228
Groupe Eurotunnel SA	260,000	1,852
ID Logistics Group ‡ §	15,800	384
Inside Secure SA ‡	84,075	284
Lectra §	284,000	1,622
Medica SA	115,000	1,924
Saft Groupe SA	9,600	218
Germany - 7.6%
CANCOM AG	33,000	606
Cewe Color Holding AG	13,500	489
Delticom AG	2,044	139
Freenet AG ^	40,000	587
Lotto24 ‡	33,559	130
LPKF Laser & Electronics AG	24,200	379
Prime Office REIT-AG	112,774	485
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	20,809	435
Rheinmetall AG	45,000	2,255
RIB Software AG §	180,000	1,074
SAF-Holland SA ‡^	200,000	1,144
STRATEC Biomedical AG	30,000	1,203
Tipp24 SE ‡	26,000	1,114
Tom Tailor Holding AG	138,330	2,382
Wirecard AG	85,000	1,684
XING AG	28,600	1,439
Hong Kong - 5.6%
Comba Telecom Systems Holdings, Ltd. ^	1,711,500	461
Convenience Retail Asia, Ltd.	1,192,000	689
Dah Sing Banking Group, Ltd.	1,175,640	1,087
EVA Precision Industrial Holdings, Ltd.	3,578,000	268
Evergreen International Holdings, Ltd. ^	4,115,000	939
Johnson Electric Holdings, Ltd.	1,289,500	757
Leoch International Technology, Ltd. ^	5,335,000	654
Parkson Retail PLC ^	732,500	660

	Shares	Value (000’s)
Hong Kong (continued)
Ports Design, Ltd. ^	1,025,500	$1,009
Techtronic Industries Co.	1,519,500	2,057
Yue Yuen Industrial Holdings ^	405,500	1,226
Yuexiu Transport Infrastructure, Ltd. ^	3,708,000	1,793
Indonesia - 0.8%
Ciputra Property PT	24,937,500	1,659
Ireland - 2.7%
DCC PLC	75,000	1,862
Grafton Group PLC	225,000	768
IFG Group PLC	700,000	1,249
Irish Continental Group PLC	40,000	748
Smurfit Kappa Group PLC	105,000	785
Italy - 3.6%
Amplifon SpA	190,000	707
Azimut Holding SpA	150,000	1,436
Banca Popolare di Milano Scarl ‡	750,000	344
Cairo Communication SpA	340,000	1,110
Natuzzi SpA ADR ‡	69,304	149
Prysmian SpA	140,000	2,251
Safilo Group SpA ‡ ^	80,000	515
Sorin SpA ‡	270,000	566
Japan - 17.4%
Accordia Golf Co., Ltd. ^	1,569	1,032
AICA Kogyo Co., Ltd. ^	32,900	511
Arcs Co., Ltd.	61,600	1,358
Asahi Diamond Industrial Co., Ltd. ^	87,800	1,023
Capcom Co., Ltd. ^	65,200	1,334
Daido Steel Co., Ltd. ^	64,000	365
Exedy Corp. ^	21,100	424
Fujikura Kasei Co., Ltd.	49,400	235
Glory, Ltd.	63,000	1,312
Hitachi Transport System, Ltd.	38,700	716
Icom, Inc.	7,400	165
JSP Corp. ^	56,500	844
Koito Manufacturing Co., Ltd.	35,000	447
Kureha Corp.	277,000	1,138
Kuroda Electric Co., Ltd. ^	76,200	896
Lintec Corp. ^	38,800	710
Mitsui Sugar Co., Ltd. ^	156,000	519
Miura Co., Ltd. ^	3,800	96
Modec, Inc. ^	70,500	1,286
Musashi Seimitsu Industry Co., Ltd.	77,900	1,347
Nabtesco Corp. ^	16,000	353
NEC Networks & System Integration Corp. ^	123,500	2,090
Nichi-iko Pharmaceutical Co., Ltd.	56,800	1,225
Nidec Copal Corp. ^	25,800	223
Nifco, Inc. ^	13,500	302
Nihon Parkerizing Co., Ltd.	82,000	1,159
Nippon Soda Co., Ltd.	327,000	1,364
Nippon Thompson Co., Ltd. ^	107,000	464
Nitta Corp. ^	79,700	1,229
Plenus Co., Ltd.	43,500	822
Shinko Plantech Co., Ltd.	35,100	326
Takasago International Corp.	182,000	897
Tokai Tokyo Financial Holdings, Inc. ^	398,000	1,355
Toyo Tanso Co., Ltd. ^	24,700	692
Trusco Nakayama Corp.	54,600	1,060
Tsumura & Co. ^	38,100	1,073
Tsuruha Holdings, Inc.	11,800	766
Tsutsumi Jewelry Co., Ltd.	50,000	1,180
Unipres Corp.	46,600	1,245
Yushin Precision Equipment Co., Ltd.	42,900	804
Korea, Republic of - 2.1%
BS Financial Group, Inc.	134,060	1,417
Hankook Tire Co., Ltd.	33,420	1,233
Mando Corp.	11,558	1,672

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Malaysia - 0.3%
Media Prima Bhd	855,900	$656
Netherlands - 2.9%
Delta Lloyd NV	181,111	2,365
Koninklijke Ten Cate NV ^	67,954	1,590
LBi International NV ‡	357,221	1,165
Mediq NV ^	49,000	518
New Zealand - 1.7%
Chorus, Ltd. ‡ ^	519,551	1,309
Fletcher Building, Ltd.	446,990	2,212
Norway - 1.7%
Dockwise, Ltd. ‡^	70,552	1,206
Schibsted ASA	20,400	626
Storebrand ASA ‡	400,000	1,530
Singapore - 3.5%
First Resources, Ltd.	677,000	1,034
Goodpack, Ltd.	289,000	402
Mapletree Commercial Trust REIT	1,001,000	861
Mapletree Industrial Trust REIT ^	1,518,800	1,586
STX OSV Holdings, Ltd. ^	1,552,000	1,964
UOL Group, Ltd.	317,000	1,320
Spain - 0.1%
Pescanova SA	10,000	172
Pescanova SA ‡Ә	5,000	86
Sweden - 1.1%
Byggmax Group AB	305,873	1,462
FinnvedenBulten AB	155,000	862
Switzerland - 4.5%
Forbo Holding AG ‡	1,000	574
Gategroup Holding AG ‡	85,706	2,485
Helvetia Holding AG	8,000	2,485
Kuoni Reisen Holding AG ‡	6,200	1,635
Orior AG ‡	35,000	1,747
Taiwan - 1.6%
CTCI Corp.	463,000	863
Lung Yen Life Service Corp.	292,000	931
Merida Industry Co., Ltd.	296,000	1,283
Thailand - 0.4%
Hemaraj Land and Development PCL	8,319,900	788
United Kingdom - 19.1%
A.G.BARR PLC ^	168,535	1,136
Albemarle & Bond Holdings ^	200,000	822
AMEC PLC	51,497	903
Anglo Pacific Group PLC	250,000	887
Ashtead Group PLC	220,000	872
Berkeley Group Holdings PLC ‡	62,732	1,345
Bovis Homes Group PLC	127,095	899
Consort Medical PLC	84,267	908
CSR PLC	234,077	1,151
Daily Mail & General Trust PLC	140,446	997
De La Rue PLC	46,815	749
Debenhams PLC	655,417	945
Dechra Pharmaceuticals PLC	163,854	1,258
Derwent London PLC REIT	30,000	917
Devro PLC	261,530	1,193
Dignity PLC	102,994	1,440
E2V Technologies PLC	500,000	902
Elementis PLC	270,893	892
Exillon Energy PLC ‡	340,000	517
Future PLC	1,123,572	189
Grainger PLC	612,380	867
Halma PLC	140,446	871
IG Group Holdings PLC	93,631	659
Inchcape PLC	140,446	829
John Wood Group PLC	88,631	1,082
Keller Group PLC	144,941	1,059
Lamprell PLC	400,000	495
Millennium & Copthorne Hotels PLC	117,038	879

	Shares	Value (000’s)
United Kingdom (continued)
Morgan Crucible Co. PLC	135,000	$535
Oxford Instruments PLC	27,000	531
Premier Oil PLC ‡	187,262	1,132
QinetiQ Group PLC	250,000	657
Regus PLC	468,155	673
SDL PLC	93,631	995
Senior PLC	406,339	1,227
Shanks Group PLC	749,048	921
SIG PLC	749,048	1,104
TalkTalk Telecom Group PLC	125,000	340
Travis Perkins PLC ^	84,267	1,333
TT electronics PLC	300,000	696
Ultra Electronics Holdings PLC	37,452	862
Vitec Group PLC	50,000	490
William Hill PLC	163,854	807
Yule Catto & Co. PLC	300,000	658

Total Common Stocks (cost $192,980)		192,613

SECURITIES LENDING COLLATERAL - 8.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	17,681,329	17,681
Total Securities Lending Collateral (cost $17,681)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $7,431 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $7,580.	$7,431	7,431

Total Repurchase Agreement (cost $7,431)
Total Investment Securities (cost $218,092) P		217,725
Other Assets and Liabilities - Net		(16,705)

Net Assets		$201,020

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Chemicals	4.2%	$9,247
Machinery	4.2	9,163
Auto Components	4.0	8,676
Hotels, Restaurants & Leisure	3.4	7,517
Energy Equipment & Services	3.2	6,890
Insurance	2.9	6,380
Commercial Services & Supplies	2.9	6,342
Specialty Retail	2.8	6,102
Trading Companies & Distributors	2.8	6,033
Electronic Equipment & Instruments	2.6	5,649
Real Estate Management & Development	2.6	5,644
Food & Staples Retailing	2.6	5,636
Commercial Banks	2.6	5,569
Software	2.5	5,460
Real Estate Investment Trusts	2.5	5,422
Household Durables	2.3	5,024
IT Services	2.2	4,877
Pharmaceuticals	2.2	4,801
Health Care Equipment & Supplies	2.2	4,778
Electrical Equipment	2.1	4,572
Textiles, Apparel & Luxury Goods	2.0	4,340
Industrial Conglomerates	1.9	4,117
Construction & Engineering	1.8	4,012
Oil, Gas & Consumable Fuels	1.8	3,906
Containers & Packaging	1.8	3,894
Media	1.7	3,708
Metals & Mining	1.5	3,295
Health Care Providers & Services	1.5	3,258
Food Products	1.4	3,004
Multiline Retail	1.3	2,893
Capital Markets	1.3	2,791
Marine	1.2	2,712
Internet Software & Services	1.2	2,604
Road & Rail	1.2	2,568
Diversified Consumer Services	1.1	2,371
Construction Materials	1.0	2,212
Leisure Equipment & Products	0.9	1,996
Diversified Financial Services	0.9	1,908
Transportation Infrastructure	0.8	1,793
Diversified Telecommunication Services	0.8	1,649
Distributors	0.7	1,606
Aerospace & Defense	0.7	1,519
Semiconductors & Semiconductor Equipment	0.7	1,435
Beverages	0.5	1,136
Consumer Finance	0.4	822
Air Freight & Logistics	0.4	786
Biotechnology	0.4	772
Communications Equipment	0.3	626
Wireless Telecommunication Services	0.3	587
Building Products	0.2	511

Investment Securities, at Value	88.5	192,613
Short-Term Investments	11.5	25,112

Total Investments	100.0%	$217,725

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $16,736.
‡	Non-income producing security.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $86, or 0.04% of the fund’s net assets.
	Rate shown reflects the yield at 07/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $4,932, or 2.45% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $218,092. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,826 and $29,193, respectively. Net unrealized depreciation for tax purposes is $367.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Small Cap

(formerly, Transamerica Schroders International Small Cap)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

DEFINITIONS:

ADR     American Depositary Receipt

REIT     Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$2,688	$189,925	$—	$192,613
Repurchase Agreement	—	7,431	—	7,431
Securities Lending Collateral	17,681	—	—	17,681

Total	$20,369	$197,356	$—	$217,725

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK - 1.9%
Germany - 1.9%
Volkswagen AG, 2.22% 	24,141	$4,129
Total Preferred Stock (cost $ 2,508)

COMMON STOCKS - 96.0%
Australia - 0.2%
BHP Billiton, Ltd.	16,033	538
Brazil - 4.0%
BM&FBovespa SA	315,700	1,772
Embraer SA ADR ‡	68,427	1,737
Itau Unibanco Holding SA ADR	160,800	2,542
Natura Cosmeticos SA	98,700	2,589
Canada - 2.9%
Canadian National Railway Co.	49,189	4,339
Cenovus Energy, Inc.	64,397	1,968
China - 1.4%
Baidu, Inc. ADR ‡	25,299	3,050
Denmark - 3.1%
Novo Nordisk A/S - Class B	43,562	6,731
France - 7.2%
Air Liquide SA	39,040	4,370
Cie Generale des Etablissements Michelin - Class B	40,333	2,750
LVMH Moet Hennessy Louis Vuitton SA	33,840	5,102
Publicis Groupe SA ^	66,947	3,303
Germany - 9.1%
Adidas AG	66,496	5,000
Allianz SE	31,800	3,172
Fresenius Medical Care AG & Co., KGaA	58,635	4,261
SAP AG	62,009	3,956
Siemens AG	43,200	3,673
Hong Kong - 10.5%
China Life Insurance Co., Ltd. - Class H	376,859	1,040
China Merchants Bank Co., Ltd. - Class H ^	1,410,950	2,605
CNOOC, Ltd.	2,501,333	5,065
Hong Kong Exchanges and Clearing, Ltd. ^	228,500	3,070
HSBC Holdings PLC ^	515,079	4,364
Industrial & Commercial Bank of China - Class H ^	4,048,900	2,323
Sinopharm Group Co., Ltd. - Class H ^	717,114	2,108
Tencent Holdings, Ltd.	82,271	2,459
India - 0.9%
Coal India, Ltd.	290,634	1,876
Israel - 2.0%
Teva Pharmaceutical Industries, Ltd. ADR	108,538	4,438
Japan - 9.4%
Canon, Inc.	17,095	580
Dai-ichi Life Insurance Co., Ltd.	1,347	1,435
FANUC Corp.	17,210	2,690
KDDI Corp.	484	3,352
Komatsu, Ltd.	143,000	3,218
Mitsubishi UFJ Financial Group, Inc. ^	873,700	4,261
Toyota Motor Corp.	125,274	4,843
Korea, Republic of - 2.5%
Hyundai Motor Co.	15,194	3,185
Samsung Electronics Co., Ltd.	1,799	2,083
Mexico - 1.6%
Wal-Mart de Mexico SAB de CV - Series V	1,223,280	3,450
Sweden - 3.0%
Hennes & Mauritz AB - Class B	115,230	4,265
Svenska Handelsbanken AB - Class A	62,600	2,178
Switzerland - 7.5%
Julius Baer Group, Ltd. ‡	61,055	2,189

	Shares	Value (000’s)
Switzerland (continued)
Nestle SA	83,996	$5,166
Novartis AG	76,141	4,469
Swatch Group AG - BR	5,370	2,138
Syngenta AG	6,580	2,249
United Kingdom - 20.8%
ARM Holdings PLC	235,622	2,037
BG Group PLC	229,066	4,532
British American Tobacco PLC	105,129	5,600
Carnival PLC	93,663	3,154
Kingfisher PLC	745,890	3,120
Pearson PLC	139,007	2,607
Reckitt Benckiser Group PLC	94,562	5,199
Rolls-Royce Holdings PLC ‡	189,520	2,527
SABMiller PLC	69,759	3,015
Standard Chartered PLC	226,375	5,199
TESCO PLC	767,923	3,830
Vodafone Group PLC	1,543,900	4,420
United States - 9.9%
Accenture PLC - Class A	21,805	1,315
Check Point Software Technologies, Ltd. ‡^	52,887	2,569
Covidien PLC	61,622	3,443
Potash Corp. of Saskatchewan, Inc.	79,045	3,491
Schlumberger, Ltd.	75,574	5,385
Yandex NV - Class A ‡^	55,500	1,067
Yum! Brands, Inc.	64,500	4,183

Total Common Stocks (cost $202,016)		208,645

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	17,977,985	17,978
Total Securities Lending Collateral (cost $17,978)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $3,544 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $3,618.	$3,544	3,544
Total Repurchase Agreement (cost $3,544)

Total Investment Securities (cost $226,046) P		234,296
Other Assets and Liabilities - Net		(16,933)

Net Assets		$217,363

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	SSB	(21,468)	11/08/2012	$(28,125)	$1,676
Euro	SSB	7,313	11/08/2012	9,489	(479)
Euro	SSB	3,924	11/08/2012	4,910	(75)

					$1,122

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 07/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$1,122	$—	$1,122

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	10.0%	$23,472
Pharmaceuticals	6.7	15,638
Oil, Gas & Consumable Fuels	5.7	13,441
Textiles, Apparel & Luxury Goods	5.2	12,240
Automobiles	5.2	12,156
Chemicals	4.3	10,110
Wireless Telecommunication Services	3.3	7,772
Specialty Retail	3.2	7,385
Hotels, Restaurants & Leisure	3.1	7,337
Food & Staples Retailing	3.1	7,280
Internet Software & Services	2.8	6,576
Software	2.8	6,525
Health Care Providers & Services	2.7	6,369
Media	2.5	5,910
Machinery	2.5	5,908
Insurance	2.4	5,647
Tobacco	2.4	5,600
Energy Equipment & Services	2.3	5,385
Household Products	2.2	5,200
Food Products	2.2	5,166
Diversified Financial Services	2.1	4,842
Road & Rail	1.9	4,339
Aerospace & Defense	1.8	4,264
Semiconductors & Semiconductor Equipment	1.8	4,120
Industrial Conglomerates	1.6	3,673
Health Care Equipment & Supplies	1.5	3,443
Beverages	1.3	3,015
Auto Components	1.2	2,750
Personal Products	1.1	2,589
Capital Markets	0.9	2,189
IT Services	0.6	1,315
Office Electronics	0.2	580
Metals & Mining	0.2	538

Investment Securities, at Value	90.8	212,774
Short-Term Investments	9.2	21,522

Total Investments	100.0%	$234,296

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Value Opportunities

(formerly, Transamerica Thornburg International Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $17,043.
P	Aggregate cost for federal income tax purposes is $226,046. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,899 and $14,649, respectively. Net unrealized appreciation for tax purposes is $8,250.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank & Trust Co.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$47,337	$161,308	$—	$208,645
Preferred Stock	—	4,129	—	4,129
Repurchase Agreement	—	3,544	—	3,544
Securities Lending Collateral	17,978	—	—	17,978

Total	$65,315	$168,981	$—	$234,296

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Forward Foreign Currency Contracts—Appreciation	$—	$1,676	$—	$1,676
Forward Foreign Currency Contracts—Depreciation	—	(554)	—	(554)

Total	$—	$1,122	$—	$1,122

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Value

(formerly, Transamerica Hansberger International Value)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS - 3.1%
Germany - 3.1%
Henkel AG & Co. KGaA , 1.34% 	15,572	$1,121
Volkswagen AG , 2.22% 	9,067	1,551

Total Preferred Stocks (cost $ 2,495)		2,672

COMMON STOCKS - 97.1%
Australia - 3.5%
Commonwealth Bank of Australia ^	23,993	1,451
Westpac Banking Corp.	64,179	1,565
Brazil - 4.4%
Banco Bradesco SA ADR ^	69,856	1,072
Cia Energetica de Minas Gerais ADR	65,007	1,236
Petroleo Brasileiro SA ADR	36,714	721
Vale SA - Class B ADR ^	50,429	894
Canada - 4.8%
Bank of Nova Scotia	31,674	1,652
Canadian National Railway Co.	15,421	1,358
Teck Resources, Ltd. - Class B	41,130	1,153
France - 5.3%
BNP Paribas SA	28,068	1,042
Faurecia	43,981	701
Iliad SA ^	3,281	452
Sanofi	16,761	1,371
Total SA	22,584	1,045
Germany - 5.5%
Adidas AG	12,793	962
Bayer AG	16,797	1,279
SAP AG	23,399	1,493
Siemens AG	12,853	1,093
Hong Kong - 14.0%
China Construction Bank Corp. - Class H ^	1,737,000	1,171
China Overseas Land & Investment, Ltd. ^	580,000	1,370
China Shenhua Energy Co., Ltd. - Class H^	298,500	1,114
China State Construction International Holdings, Ltd. ^	2,374,800	2,477
China ZhengTong Auto Services Holdings, Ltd. ‡ ^	895,500	427
Chow Tai Fook Jewellery Group, Ltd. ‡^	735,800	856
CNOOC, Ltd.	455,000	921
HSBC Holdings PLC ^	102,000	864
Ping An Insurance Group Co. - Class H ^	143,000	1,122
Weichai Power Co., Ltd. ‡ ^	275,000	833
Wing Hang Bank, Ltd.	109,000	998
India - 2.2%
ICICI Bank, Ltd. ADR	34,308	1,188
Infosys, Ltd. ADR ^	18,546	734
Israel - 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	14,901	609
Italy - 1.3%
ENI SpA	54,272	1,125
Japan - 12.6%
Asahi Glass Co., Ltd.	113,000	670
Astellas Pharma, Inc.	28,000	1,337
Canon, Inc.	34,700	1,177
FANUC Corp.	10,800	1,688
Shin-Etsu Chemical Co., Ltd.	29,600	1,508
Sumitomo Corp.	74,200	1,050
Sumitomo Mitsui Trust Holdings, Inc.	496,999	1,438
THK Co., Ltd.	53,900	964
Toyota Motor Corp.	34,200	1,322
Korea, Republic of - 3.4%
KB Financial Group, Inc.	28,166	901
Samsung Electronics Co., Ltd.	1,869	2,164
Norway - 0.9%
Subsea 7 SA ^	36,965	777

	Shares	Value (000’s)
Russian Federation - 3.1%
Lukoil OAO ADR	16,023	$900
MMC Norilsk Nickel OJSC ADR ^	57,068	882
Sberbank of Russia	330,003	927
Singapore - 1.6%
DBS Group Holdings, Ltd.	120,000	1,421
South Africa - 1.5%
MTN Group, Ltd.	70,927	1,277
Sweden - 1.2%
Sandvik AB	75,033	1,045
Switzerland - 7.8%
ABB, Ltd. ‡	67,367	1,179
Cie Financiere Richemont SA	21,070	1,197
Nestle SA	36,072	2,219
Novartis AG	17,594	1,033
Roche Holding AG	7,016	1,245
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co.,
Ltd. ADR	105,133	1,469
United Kingdom - 18.6%
Barclays PLC	461,980	1,217
BHP Billiton PLC	52,492	1,537
BP PLC	222,241	1,481
British American Tobacco PLC	22,991	1,225
Eurasian Natural Resources Corp., PLC	126,192	778
Evraz PLC	155,211	578
GlaxoSmithKline PLC	38,942	897
National Grid PLC	80,391	835
Prudential PLC	128,043	1,532
Standard Chartered PLC	40,830	938
TESCO PLC	234,124	1,168
Unilever PLC	69,005	2,478
Vodafone Group PLC	574,712	1,645
United States - 3.0%
Potash Corp. of Saskatchewan, Inc.	20,897	923
Suncor Energy, Inc.	56,009	1,711
Veripos, Inc. ‡	4,063	8

Total Common Stocks (cost $95,900)		85,090

SECURITIES LENDING COLLATERAL - 13.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	11,940,349	11,940
Total Securities Lending Collateral (cost $11,940)

Total Investment Securities (cost $110,335) P		99,702
Other Assets and Liabilities - Net		(12,114)

Net Assets		$87,588

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International Value

(formerly, Transamerica Hansberger International Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Commercial Banks	17.9%	$17,845
Oil, Gas & Consumable Fuels	9.0	9,018
Pharmaceuticals	7.8	7,771
Metals & Mining	5.8	5,822
Food Products	4.7	4,697
Machinery	4.5	4,530
Semiconductors & Semiconductor Equipment	3.6	3,633
Wireless Telecommunication Services	2.9	2,922
Automobiles	2.9	2,873
Insurance	2.7	2,654
Construction & Engineering	2.5	2,477
Chemicals	2.4	2,431
Textiles, Apparel & Luxury Goods	2.2	2,159
Software	1.5	1,493
Real Estate Management & Development	1.4	1,370
Road & Rail	1.4	1,358
Specialty Retail	1.3	1,283
Electric Utilities	1.2	1,236
Tobacco	1.2	1,225
Electrical Equipment	1.2	1,179
Office Electronics	1.2	1,177
Food & Staples Retailing	1.2	1,168
Household Products	1.1	1,121
Industrial Conglomerates	1.1	1,093
Trading Companies & Distributors	1.1	1,050
Multi-Utilities	0.8	835
Energy Equipment & Services	0.8	777
IT Services	0.7	734
Auto Components	0.7	701
Building Products	0.7	670
Diversified Telecommunication Services	0.5	452
Transportation Infrastructure	0.0	¥8

Investment Securities, at Value	88.0	87,762
Short-Term Investments	12.0	11,940

Total Investments	100.0%	$99,702

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
¥	Percentage rounds to less than 0.1%.
^	All or a portion of this security is on loan. The value of all securities on loan is $11,329.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $110,335. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,311 and $16,944, respectively. Net unrealized depreciation for tax purposes is $10,633.

DEFINITIONS:

ADR	American Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschesto (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$16,510	$68,580	$—	$85,090
Preferred Stocks	—	2,672	—	2,672
Securities Lending Collateral	11,940	—	—	11,940

Total	$28,450	$71,252	$—	$99,702

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.8%
Australia - 2.7%
CSL, Ltd.	96,415	$4,326
Iluka Resources, Ltd. ^	219,065	2,189
Imdex, Ltd.	691,370	1,144
Belgium - 2.0%
Anheuser-Busch InBev NV	31,845	2,515
Anheuser-Busch InBev NV - STRIP VVPR ‡	130,726	♦
Colruyt SA	67,310	3,059
Canada - 7.4%
Cenovus Energy, Inc.	66,143	2,022
Corus Entertainment, Inc. - Class B ^	159,260	3,603
Goldcorp, Inc.	80,900	2,920
Home Capital Group, Inc. - Class B	45,800	2,072
MacDonald Dettwiler & Associates, Ltd.	57,415	3,146
New Gold, Inc. ‡ ^	303,900	3,095
Silver Wheaton Corp.	92,900	2,560
Vermilion Energy, Inc. ^	51,500	2,401
Chile - 1.2%
Sociedad Quimica y Minera de Chile SA ADR	56,385	3,379
Czech Republic - 0.5%
Komercni Banka AS	8,886	1,511
Denmark - 2.9%
Novo Nordisk A/S - Class B	19,676	3,040
Sydbank A/S ‡	127,560	2,069
Tryg A/S	53,890	3,062
France - 8.1%
Alcatel-Lucent ‡ ^	1,682,330	1,863
Arkema SA	41,235	3,037
CFAO SA	84,126	3,982
Eutelsat Communications SA	70,768	2,140
LVMH Moet Hennessy Louis Vuitton SA	9,185	1,385
Pernod-Ricard SA	21,215	2,284
Rexel SA ^	165,351	2,770
Sodexo	74,960	5,666
Germany - 7.7%
Brenntag AG	31,740	3,484
Continental AG	16,305	1,480
Deutsche Boerse AG	62,530	3,113
Deutsche Telekom AG	204,290	2,307
Fresenius Medical Care AG & Co., KGaA	63,866	4,640
Gerresheimer AG	47,241	2,215
Linde AG	25,839	3,848
NORMA Group §	69,685	1,543
Hong Kong - 1.6%
China Liansu Group Holdings, Ltd. ^	3,059,900	1,377
China Mobile, Ltd. ADR	53,465	3,107
Indonesia - 0.6%
Bank Mandiri Persero PT	1,826,400	1,602
Ireland - 0.6%
DCC PLC	73,186	1,818
Japan - 15.1%
Bridgestone Corp.	95,100	2,168
FANUC Corp.	8,900	1,391
Jupiter Telecommunications Co., Ltd.	5,711	5,703
Kansai Paint Co., Ltd. ^	312,800	3,287
Kenedix Realty Investment Corp. - Class A REIT	821	2,644
Keyence Corp. ^	8,900	2,234
Nihon Kohden Corp. ^	149,700	4,898
Pigeon Corp. ^	50,200	2,198
SMC Corp.	16,400	2,781
Softbank Corp. ^	100,900	3,881
Sugi Holdings Co., Ltd.	78,600	2,623
Sundrug Co., Ltd. ^	128,800	4,495
Toyota Motor Corp.	132,400	5,118

	Shares	Value (000’s)
Korea, Republic of - 3.1%
Hyundai Mobis	11,790	$3,123
Samsung Electronics Co., Ltd.	3,131	3,625
Shinhan Financial Group Co., Ltd.	73,355	2,349
Netherlands - 5.6%
Akzo Nobel NV	59,010	3,188
Koninklijke Ahold NV	259,783	3,163
Nutreco NV ^	49,869	3,581
Royal Imtech NV ^	61,300	1,565
Unilever NV	134,768	4,685
Norway - 3.0%
DNB ASA	237,990	2,507
Norwegian Property ASA	197,511	278
ProSafe SE	365,055	2,674
Subsea 7 SA ^	140,773	2,959
Singapore - 1.1%
United Overseas Bank, Ltd.	204,000	3,279
Sweden - 3.0%
Axfood AB	39,100	1,386
Elekta AB - Class B	59,867	2,784
Nordea Bank AB	153,460	1,435
Telefonaktiebolaget LM Ericsson - Class B	305,990	2,853
Switzerland - 11.3%
Bucher Industries AG	16,972	2,910
Givaudan SA ‡	4,009	3,903
Nestle SA	57,303	3,525
Novartis AG	50,301	2,952
Partners Group Holding AG	9,515	1,738
Roche Holding AG	27,334	4,852
SGS SA	2,419	4,846
Sika AG	1,514	2,830
Sulzer AG	40,521	5,247
Turkey - 0.5%
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	2,041,213	1,410
United Kingdom - 18.3%
Afren PLC ‡	241,400	483
Amlin PLC	659,304	3,897
BG Group PLC	130,645	2,585
BHP Billiton PLC	101,700	2,981
Bunzl PLC	224,585	3,923
Cairn Energy PLC ‡	406,975	1,831
Diploma PLC	276,710	1,810
Experian Group, Ltd.	203,312	3,025
Fidessa Group PLC	60,157	1,322
ICAP PLC	433,570	2,164
Informa PLC	336,872	1,954
Mitie Group PLC ^	784,616	3,339
NovaTek OAO GDR	16,705	1,889
Petrofac, Ltd.	99,965	2,337
Reed Elsevier PLC	342,650	2,890
RPS Group PLC	825,233	3,131
Synergy Health PLC §	230,102	3,254
Tullow Oil PLC	138,962	2,810
Vodafone Group PLC	2,645,412	7,574
United States - 1.5%
Willis Group Holdings PLC ^	117,300	4,338

Total Common Stocks (cost $235,298)		282,379

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	23,854,252	23,854
Total Securities Lending Collateral (cost $23,854)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $7,505 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $7,658.	$7,505	$7,505
Total Repurchase Agreement (cost $7,505)

Total Investment Securities (cost $266,657) P		313,738
Other Assets and Liabilities - Net		(24,979)

Net Assets		$288,759

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value (000’s)
Chemicals	7.5%	$23,473
Media	5.2	16,290
Metals & Mining	4.7	14,889
Commercial Banks	4.7	14,752
Food & Staples Retailing	4.7	14,726
Wireless Telecommunication Services	4.6	14,562
Oil, Gas & Consumable Fuels	4.5	14,021
Machinery	4.4	13,872
Food Products	3.8	11,791
Insurance	3.6	11,297
Pharmaceuticals	3.5	10,844
Trading Companies & Distributors	3.2	10,177
Energy Equipment & Services	2.5	7,970
Health Care Providers & Services	2.5	7,894
Professional Services	2.5	7,871
Health Care Equipment & Supplies	2.4	7,682
Auto Components	2.2	6,771
Commercial Services & Supplies	2.1	6,470
Hotels, Restaurants & Leisure	1.8	5,666
Automobiles	1.6	5,118
Beverages	1.5	4,799
Communications Equipment	1.5	4,716
Software	1.4	4,468
Biotechnology	1.4	4,326
Real Estate Investment Trusts	1.3	4,054
Electronic Equipment & Instruments	1.3	4,043
Distributors	1.3	3,982
Capital Markets	1.2	3,902
Semiconductors & Semiconductor Equipment	1.2	3,625
Diversified Financial Services	1.0	3,113
Diversified Telecommunication Services	0.7	2,307
Life Sciences Tools & Services	0.7	2,215
Household Products	0.7	2,198
Thrifts & Mortgage Finance	0.7	2,072
Industrial Conglomerates	0.6	1,818
Construction & Engineering	0.5	1,565
Textiles, Apparel & Luxury Goods	0.4	1,385
Building Products	0.4	1,377
Real Estate Management & Development	0.1	278

Investment Securities, at Value	90.0	282,379
Short-Term Investments	10.0	31,359

Total Investments	100.0%	$313,738

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica International

(formerly, Transamerica Neuberger Berman International)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $22,613.
‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $4,797, or 1.66% of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $266,657. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $59,630 and $12,549, respectively. Net unrealized appreciation for tax purposes is $47,081.
♦	Amount is less than 1.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$32,643	$249,736	$—	$282,379
Repurchase Agreement	—	7,505	—	7,505
Securities Lending Collateral	23,854	—	—	23,854

Total	$56,497	$257,241	$—	$313,738

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.6%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	36,417	$2,114
United Technologies Corp.	32,360	2,408
Airlines - 0.7%
Delta Air Lines, Inc. ‡	92,436	892
Beverages - 3.5%
Coca-Cola Co.	60,723	4,906
Biotechnology - 1.3%
Celgene Corp. ‡	25,803	1,766
Capital Markets - 1.0%
BlackRock, Inc. - Class A	7,597	1,293
Chemicals - 2.8%
Eastman Chemical Co.	32,605	1,705
Monsanto Co.	23,669	2,026
Computers & Peripherals - 10.9%
Apple, Inc. ‡	20,816	12,713
EMC Corp. ‡	78,953	2,069
Construction & Engineering - 0.7%
Fluor Corp.	20,149	999
Consumer Finance - 1.2%
American Express Co.	13,441	776
Discover Financial Services	25,043	900
Containers & Packaging - 1.5%
Ball Corp.	49,972	2,077
Diversified Financial Services - 0.5%
NASDAQ OMX Group, Inc.	27,524	625
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	14,901	673
Electrical Equipment - 1.6%
Emerson Electric Co.	43,875	2,096
Energy Equipment & Services - 2.6%
Cameron International Corp. ‡	39,440	1,982
Halliburton Co.	47,168	1,563
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	26,418	2,541
Food Products - 3.5%
ConAgra Foods, Inc.	54,257	1,340
DE Master Blenders 1753 NV ‡	79,440	921
Hillshire Brands Co.	15,888	407
Kraft Foods, Inc. - Class A	50,511	2,005
Health Care Equipment & Supplies - 1.4%
Covidien PLC	33,938	1,896
Health Care Providers & Services - 4.4%
Express Scripts Holding Co. ‡	44,433	2,575
Fresenius Medical Care AG & Co.,
KGaA ADR	17,447	1,257
UnitedHealth Group, Inc.	41,437	2,117
Hotels, Restaurants & Leisure - 4.0%
Brinker International, Inc.	52,119	1,689
Las Vegas Sands Corp.	55,053	2,005
Marriott International, Inc. - Class A	45,493	1,657
Industrial Conglomerates - 2.6%
Danaher Corp.	36,081	1,906
Tyco International, Ltd.	28,561	1,569
Insurance - 0.6%
Travelers Cos., Inc.	13,082	820
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. ‡	13,660	3,187
Internet Software & Services - 4.0%
Google, Inc. - Class A ‡	8,456	5,352
IT Services - 7.2%
Accenture PLC - Class A	27,273	1,645
International Business Machines Corp.	13,424	2,631
Mastercard, Inc. - Class A	6,090	2,658
Teradata Corp. ‡	20,599	1,393
VeriFone Systems, Inc. ‡	39,597	1,437

	Shares	Value (000’s)
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	39,883	$1,527
Machinery - 2.0%
Cummins, Inc.	15,655	1,502
Eaton Corp.	25,921	1,136
Media - 3.7%
Comcast Corp. - Class A	84,445	2,748
DIRECTV - Class A ‡	44,032	2,187
Oil, Gas & Consumable Fuels - 3.8%
Exxon Mobil Corp.	21,254	1,846
Occidental Petroleum Corp.	23,292	2,028
Pioneer Natural Resources Co.	14,289	1,266
Personal Products - 1.1%
Herbalife, Ltd.	25,852	1,419
Pharmaceuticals - 2.7%
Abbott Laboratories	54,299	3,601
Road & Rail - 1.2%
JB Hunt Transport Services, Inc.	30,019	1,652
Semiconductors & Semiconductor Equipment - 2.5%
Broadcom Corp. - Class A ‡	58,200	1,971
Texas Instruments, Inc.	51,418	1,401
Software - 7.0%
Microsoft Corp.	107,226	3,160
Oracle Corp.	151,159	4,565
VMware, Inc. - Class A ‡	18,418	1,672
Specialty Retail - 5.7%
Dick’s Sporting Goods, Inc.	44,767	2,199
Foot Locker, Inc.	59,692	1,971
Lowe’s Cos., Inc.	71,086	1,803
PetSmart, Inc.	28,451	1,881
Tobacco - 2.7%
Philip Morris International, Inc.	22,637	2,070
Reynolds American, Inc.	33,232	1,538

Total Common Stocks (cost $134,987)		131,734

INVESTMENT COMPANIES - 2.1%
Capital Markets - 2.1%
iShares Dow Jones US Real Estate Index Fund	22,718	1,487
iShares Russell 1000 Growth Index Fund	21,291	1,361

Total Investment Companies (cost $2,850)		2,848

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $366 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $375.	$366	366
Total Repurchase Agreement (cost $366)
Total Investment Securities (cost $138,203) P		134,948

Other Assets and Liabilities - Net		1

Net Assets		$134,949

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $138,203. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,025 and $6,280, respectively. Net unrealized depreciation for tax purposes is $3,255.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$130,813	$921	$—	$131,734
Investment Companies	2,848	—	—	2,848
Repurchase Agreement	—	366	—	366

Total	$133,661	$1,287	$—	$134,948

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Large Cap Value

(formerly, Transamerica Quality Value)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 95.8%
Aerospace & Defense - 1.3%
Exelis, Inc.	279,673	$2,629
General Dynamics Corp.	103,701	6,579
Honeywell International, Inc.	120,140	6,974
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	81,634	6,172
Auto Components - 1.7%
Johnson Controls, Inc.	851,564	20,991
Beverages - 1.9%
Molson Coors Brewing Co. - Class B	230,409	9,751
PepsiCo, Inc.	188,818	13,733
Capital Markets - 2.7%
Ameriprise Financial, Inc.	166,476	8,610
BlackRock, Inc. - Class A	30,090	5,123
Goldman Sachs Group, Inc.	37,404	3,774
Invesco, Ltd.	76,124	1,685
State Street Corp.	358,181	14,463
Chemicals - 2.2%
Agrium, Inc.	6,310	599
Dow Chemical Co.	154,904	4,458
E.I. du Pont de Nemours & Co.	462,114	22,967
Commercial Banks - 5.1%
BB&T Corp.	371,616	11,658
M&T Bank Corp.	109,442	9,395
PNC Financial Services Group, Inc.	84,425	4,990
SunTrust Banks, Inc.	1,139,044	26,937
U.S. Bancorp	121,131	4,058
Wells Fargo & Co.	208,656	7,055
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	145,879	4,492
Waste Management, Inc.	35,356	1,216
Communications Equipment - 0.3%
Cisco Systems, Inc.	176,766	2,819
QUALCOMM, Inc.	8,777	524
Computers & Peripherals - 2.0%
EMC Corp. ‡	956,100	25,059
Containers & Packaging - 0.1%
Owens-Illinois, Inc. ‡	86,613	1,598
Diversified Financial Services - 6.1%
Bank of America Corp.	226,688	1,664
Citigroup, Inc.	615,568	16,700
JPMorgan Chase & Co.	1,505,529	54,200
NYSE Euronext	189,735	4,834
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	54,349	2,061
Verizon Communications, Inc.	605,888	27,350
Electric Utilities - 5.3%
American Electric Power Co., Inc.	443,309	18,725
Exelon Corp.	1,037,457	40,586
Northeast Utilities	199,007	7,936
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	80,126	3,711
Halliburton Co.	1,453,807	48,165
Noble Corp. ‡	119,706	4,429
Food & Staples Retailing - 0.1%
CVS Caremark Corp.	35,344	1,599
Food Products - 3.5%
General Mills, Inc.	60,884	2,356
Hormel Foods Corp.	280,888	7,840
Ralcorp Holdings, Inc. ‡	153,766	9,175
Unilever NV	703,330	24,370
Health Care Equipment & Supplies - 2.3%
Covidien PLC	28,887	1,614
Medtronic, Inc.	695,315	27,410
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	149,545	6,444

	Shares	Value (000’s)
Health Care Providers & Services (continued)
CIGNA Corp.	711,036	$28,640
Household Products - 1.2%
Procter & Gamble Co.	225,685	14,566
Industrial Conglomerates - 4.4%
General Electric Co.	1,512,532	31,385
Siemens AG ADR	41,941	3,552
Tyco International, Ltd.	363,438	19,967
Insurance - 7.5%
ACE, Ltd.	125,447	9,220
Chubb Corp.	39,629	2,881
MetLife, Inc.	891,636	27,436
Principal Financial Group, Inc.	936,357	23,961
RenaissanceRe Holdings, Ltd.	74,482	5,511
Willis Group Holdings PLC	586,385	21,685
XL Group PLC - Class A	203,223	4,197
Internet Software & Services - 0.1%
eBay, Inc. ‡	32,900	1,457
IT Services - 0.3%
Accenture PLC - Class A	29,741	1,793
Automatic Data Processing, Inc.	39,997	2,262
Leisure Equipment & Products - 0.3%
Mattel, Inc.	103,105	3,626
Machinery - 3.9%
Caterpillar, Inc.	3,716	313
Deere & Co.	61,876	4,753
Eaton Corp.	1,003,900	44,011
Media - 0.5%
Comcast Corp. - Class A	11,013	358
Omnicom Group, Inc.	45,578	2,287
Walt Disney Co.	85,430	4,199
Metals & Mining - 0.1%
Barrick Gold Corp.	24,570	808
Multiline Retail - 7.0%
Macy’s, Inc.	1,082,762	38,806
Target Corp.	812,400	49,273
Multi-Utilities - 1.9%
Alliant Energy Corp.	373,116	17,428
Dominion Resources, Inc.	109,855	5,966
Oil, Gas & Consumable Fuels - 10.0%
Anadarko Petroleum Corp.	33,444	2,322
Chevron Corp.	428,341	46,939
CONSOL Energy, Inc.	108,021	3,130
EnCana Corp.	74,685	1,662
Exxon Mobil Corp.	522,141	45,348
Occidental Petroleum Corp.	25,781	2,244
Total SA ADR	14,994	689
Williams Cos., Inc.	794,508	25,257
Pharmaceuticals - 8.3%
Eli Lilly & Co.	98,668	4,344
Johnson & Johnson	90,546	6,268
Merck & Co., Inc.	968,656	42,786
Pfizer, Inc.	1,853,400	44,556
Teva Pharmaceutical Industries, Ltd. ADR	154,880	6,333
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.	86,140	2,214
Software - 4.1%
Microsoft Corp.	1,663,520	49,024
Oracle Corp.	91,621	2,767
Specialty Retail - 0.4%
Lowe’s Cos., Inc.	141,102	3,579
Staples, Inc.	127,914	1,630
Tobacco - 0.4%
Philip Morris International, Inc.	54,761	5,007

Total Common Stocks (cost $1,143,761)		1,205,918

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Large Cap Value

(formerly, Transamerica Quality Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03%  , dated 07/31/2012, to be repurchased at $20,052 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038 - 05/15/2039, and with a total value of $20,454.	$20,052	$20,052
Total Repurchase Agreement (cost $20,052)

Total Investment Securities (cost $1,163,813) P		1,225,970
Other Assets and Liabilities - Net		33,022

Net Assets		$1,258,992

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $1,163,813. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $77,988 and $15,831, respectively. Net unrealized appreciation for tax purposes is $62,157.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$1,205,918	$—	$—	$1,205,918
Repurchase Agreement	—	20,052	—	20,052

Total	$1,205,918	$20,052	$—	$1,225,970

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Large Company

(formerly, Transamerica Large Cap Value)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.8%
Aerospace & Defense - 4.3%
Boeing Co.	77,700	$5,743
General Dynamics Corp.	54,247	3,441
Lockheed Martin Corp.	14,503	1,295
Northrop Grumman Corp.	78,659	5,207
Raytheon Co.	123,300	6,841
Airlines - 0.4%
Delta Air Lines, Inc. ‡	200,437	1,934
Auto Components - 0.4%
Autoliv, Inc.^	38,175	2,160
Beverages - 1.4%
Constellation Brands, Inc. - Class A ‡	252,400	7,120
Capital Markets - 1.7%
Goldman Sachs Group, Inc.	89,400	9,020
Chemicals - 1.1%
CF Industries Holdings, Inc.	30,000	5,873
Commercial Banks - 2.2%
U.S. Bancorp	300,000	10,050
Wells Fargo & Co.	36,900	1,248
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc. ^	106,900	1,428
Communications Equipment - 2.3%
Cisco Systems, Inc.	738,900	11,785
Computers & Peripherals - 2.4%
Hewlett-Packard Co.	373,800	6,818
Western Digital Corp. ‡	140,100	5,572
Consumer Finance - 1.3%
Discover Financial Services	191,300	6,879
Diversified Consumer Services - 0.1%
Service Corp., International^	54,975	706
Diversified Financial Services - 6.5%
Citigroup, Inc.	516,400	14,010
JPMorgan Chase & Co.	508,700	18,314
Moody's Corp. ^	34,900	1,414
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	163,100	6,185
Verizon Communications, Inc.	295,200	13,325
Electronic Equipment & Instruments - 0.4%
Tech Data Corp. ‡ ^	40,800	2,044
Energy Equipment & Services - 0.8%
Nabors Industries, Ltd. ‡	292,300	4,045
Food & Staples Retailing - 3.6%
CVS Caremark Corp.	184,900	8,367
Wal-Mart Stores, Inc.	137,400	10,226
Health Care Providers & Services - 4.5%
Aetna, Inc.	145,400	5,243
AmerisourceBergen Corp. - Class A	131,000	5,201
Humana, Inc.	70,900	4,367
UnitedHealth Group, Inc.	170,900	8,732
Household Products - 0.5%
Procter & Gamble Co.	41,800	2,698
Independent Power Producers & Energy Traders - 2.0%
AES Corp. ‡	459,200	5,538
NRG Energy, Inc. ^	240,600	4,769
Industrial Conglomerates - 4.1%
3M Co.	93,000	8,485
General Electric Co.	284,500	5,903
Tyco International, Ltd.	127,300	6,994
Insurance - 10.7%
American Financial Group, Inc.	129,800	4,895
American International Group, Inc. ‡	167,900	5,250
Arch Capital Group, Ltd. ‡ ^	62,100	2,409
Assurant, Inc.	44,600	1,615
Berkshire Hathaway, Inc. - Class B ‡	9,700	823
Chubb Corp.	89,400	6,498

	Shares	Value (000’s)
Insurance (continued)
Fidelity National Financial, Inc. - Class A	122,300	$2,277
HCC Insurance Holdings, Inc.	130,000	3,983
MetLife, Inc.	235,900	7,260
Protective Life Corp. ^	89,400	2,495
Prudential Financial, Inc.	132,000	6,373
RenaissanceRe Holdings, Ltd.	38,900	2,878
Travelers Cos., Inc.	109,700	6,873
Unum Group	112,475	2,125
Internet & Catalog Retail - 1.2%
Expedia, Inc.	109,185	6,222
Internet Software & Services - 0.9%
IAC/InterActiveCorp	93,200	4,903
IT Services - 1.1%
Amdocs, Ltd. ‡	124,300	3,698
DST Systems, Inc.	33,000	1,779
Machinery - 2.0%
AGCO Corp. ‡	109,700	4,809
Ingersoll-Rand PLC	126,300	5,357
Media - 2.2%
News Corp. - Class A	236,900	5,453
Time Warner Cable, Inc.	70,800	6,013
Metals & Mining - 0.5%
Alcoa, Inc. ^	296,600	2,512
Multiline Retail - 1.9%
Dillard’s, Inc. - Class A ^	62,110	4,051
Macy’s, Inc.	159,300	5,710
Multi-Utilities - 0.5%
Ameren Corp.	69,000	2,360
Office Electronics - 0.3%
Xerox Corp.	239,375	1,659
Oil, Gas & Consumable Fuels - 14.8%
Chevron Corp.	196,200	21,500
Devon Energy Corp.	112,600	6,657
Exxon Mobil Corp.	409,600	35,574
Marathon Oil Corp.	222,300	5,884
Suncor Energy, Inc.	258,000	7,879
Paper & Forest Products - 1.6%
Domtar Corp.	33,000	2,437
International Paper Co.	184,400	6,051
Pharmaceuticals - 11.1%
Abbott Laboratories	87,400	5,795
Eli Lilly & Co.	182,500	8,035
Forest Laboratories, Inc. ‡	172,900	5,801
Johnson & Johnson ^	9,700	671
Merck & Co., Inc.	367,600	16,237
Pfizer, Inc.	883,200	21,233
Semiconductors & Semiconductor Equipment - 1.0%
KLA-Tencor Corp.	106,319	5,413
Software - 1.9%
CA, Inc.	201,600	4,853
Microsoft Corp.	167,900	4,948
Specialty Retail - 1.7%
Best Buy Co., Inc. ^	119,310	2,158
Gap, Inc.	218,500	6,444
Thrifts & Mortgage Finance - 0.2%
Washington Federal, Inc.	71,800	1,144
Tobacco - 1.1%
Philip Morris International, Inc.	64,000	5,852

Total Common Stocks (cost $460,468)		513,826

SHORT-TERM INVESTMENT COMPANY - 0.4%
Capital Markets - 0.4%
BlackRock Provident TempFund 24 à	2,147	2,147
Total Short-Term Investment Company (cost $2,147)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Large Company

(formerly, Transamerica Large Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	19,651,367	$19,651
Total Securities Lending Collateral (cost $19,651)

Total Investment Securities (cost $482,266) P		535,624
Other Assets and Liabilities - Net		(15,749)

Net Assets		$519,875

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $19,175.
à	The investment issuer is affiliated with the sub-adviser of the fund.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $482,266. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,306 and $17,948, respectively. Net unrealized appreciation for tax purposes is $53,358.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$513,826	$—	$—	$513,826
Securities Lending Collateral	19,651	—	—	19,651
Short-Term Investment Company	2,147	—	—	2,147

Total	$535,624	$—	$—	$535,624

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 103.7%
Aerospace & Defense - 1.7%
United Technologies Corp.	15,360	$1,143
Auto Components - 1.5%
BorgWarner, Inc. ‡	1,540	103
Johnson Controls, Inc.	29,560	729
Lear Corp.	2,650	94
TRW Automotive Holdings Corp. ‡	3,400	134
Automobiles - 1.2%
General Motors Co. ‡	40,560	799
Beverages - 3.4%
Coca-Cola Co.	6,780	548
Coca-Cola Enterprises, Inc.	33,530	983
Constellation Brands, Inc. - Class A ‡	17,080	482
Dr. Pepper Snapple Group, Inc.	4,260	194
PepsiCo, Inc.	1,800	131
Biotechnology - 3.0%
Biogen Idec, Inc. ‡	5,910	862
Celgene Corp. ‡	12,330	844
Dendreon Corp. ‡	5,950	28
Vertex Pharmaceuticals, Inc. ‡	6,580	319
Building Products - 0.5%
Masco Corp.	31,540	379
Capital Markets - 2.1%
Ameriprise Financial, Inc.	3,560	184
Goldman Sachs Group, Inc.	3,630	366
Invesco, Ltd.	15,510	343
Morgan Stanley	8,630	118
State Street Corp.	7,600	307
TD Ameritrade Holding Corp.	9,290	148
Chemicals - 4.2%
Air Products & Chemicals, Inc.	11,900	957
E.I. du Pont de Nemours & Co.	28,740	1,429
Georgia Gulf Corp.	13,280	435
Commercial Banks - 1.6%
Comerica, Inc.	2,220	67
First Horizon National Corp.	6,870	57
Regions Financial Corp.	10,640	74
SunTrust Banks, Inc.	10,610	251
Wells Fargo & Co.	17,530	593
Zions Bancorporation	4,640	84
Communications Equipment - 1.2%
Cisco Systems, Inc.	23,610	376
Juniper Networks, Inc. ‡	8,760	154
QUALCOMM, Inc.	5,280	315
Computers & Peripherals - 1.3%
Apple, Inc. ‡	1,470	898
Construction & Engineering - 1.0%
Fluor Corp.	14,260	707
Consumer Finance - 0.6%
Capital One Financial Corp.	4,960	280
Discover Financial Services	4,660	168
Containers & Packaging - 0.1%
Rock-Tenn Co. - Class A	1,010	59
Diversified Financial Services - 1.3%
Bank of America Corp.	28,670	210
Citigroup, Inc.	8,729	237
CME Group, Inc. - Class A	1,250	65
IntercontinentalExchange, Inc. ‡	2,730	359
Electric Utilities - 2.9%
FirstEnergy Corp.	9,850	495
NextEra Energy, Inc.	8,600	610
NV Energy, Inc.	50,450	922
Electrical Equipment - 1.5%
Emerson Electric Co.	21,540	1,029
Electronic Equipment & Instruments - 0.2%
TE Connectivity, Ltd.	4,120	136

	Shares	Value (000’s)
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	4,790	$222
Cameron International Corp. ‡	3,020	152
Ensco PLC - Class A	3,110	169
Halliburton Co.	5,500	182
Schlumberger, Ltd.	3,310	236
Food Products - 6.7%
Archer-Daniels-Midland Co.	17,640	460
Campbell Soup Co.	33,977	1,125
ConAgra Foods, Inc.	37,040	915
General Mills, Inc.	26,470	1,024
Kellogg Co.	4,440	212
Kraft Foods, Inc. - Class A	21,310	846
Gas Utilities - 0.3%
AGL Resources, Inc.	4,870	197
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	3,760	220
CareFusion Corp. ‡	13,810	337
Covidien PLC	17,700	989
Stryker Corp.	4,010	209
Health Care Providers & Services - 1.2%
Humana, Inc.	5,810	358
UnitedHealth Group, Inc.	9,830	502
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	7,870	262
Royal Caribbean Cruises, Ltd.	4,600	115
Household Durables - 1.3%
D.R. Horton, Inc.	10,780	190
Lennar Corp. - Class A	10,530	308
PulteGroup, Inc. ‡	25,510	288
Ryland Group, Inc.	5,370	128
Household Products - 0.4%
Procter & Gamble Co.	4,170	269
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. ‡	5,830	100
Industrial Conglomerates - 1.8%
Tyco International, Ltd.	22,150	1,217
Insurance - 6.5%
ACE, Ltd.	21,120	1,551
Axis Capital Holdings, Ltd.	16,420	540
Everest RE Group, Ltd.	5,380	547
First American Financial Corp.	11,220	206
Hartford Financial Services Group, Inc.	4,920	81
MetLife, Inc.	26,900	828
Prudential Financial, Inc.	8,220	397
XL Group PLC - Class A	11,690	241
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. ‡	3,410	795
Expedia, Inc.	4,490	256
Internet Software & Services - 1.1%
eBay, Inc. ‡	5,500	244
Facebook, Inc. - Class A ‡	1,150	25
Google, Inc. - Class A ‡	580	367
LinkedIn Corp. - Class A ‡	1,050	108
IT Services - 1.5%
Cognizant Technology Solutions Corp. - Class A ‡	6,210	352
Fidelity National Information Services, Inc.	5,600	176
Genpact, Ltd. ‡	7,350	128
Mastercard, Inc. - Class A	700	306
VeriFone Systems, Inc. ‡	2,670	97
Machinery - 2.1%
PACCAR, Inc.	29,020	1,161
SPX Corp.	5,290	321
Media - 6.4%
CBS Corp. - Class B	45,630	1,527
Discovery Communications, Inc. - Series A ‡	8,690	440

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Media (continued)
DISH Network Corp. - Class A	6,720	$207
Interpublic Group of Cos., Inc.	9,280	92
Time Warner Cable, Inc.	2,850	242
Time Warner, Inc.	47,680	1,864
Metals & Mining - 1.5%
Alcoa, Inc.	61,970	525
Freeport-McMoRan Copper & Gold, Inc.	13,310	448
Walter Energy, Inc.	1,710	59
Multiline Retail - 0.3%
Target Corp.	3,470	210
Multi-Utilities - 2.7%
PG&E Corp.	20,840	962
Sempra Energy	12,450	877
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	2,540	176
EOG Resources, Inc.	3,420	335
Kinder Morgan, Inc.	6,340	227
Occidental Petroleum Corp.	8,380	730
Peabody Energy Corp.	4,920	103
Pioneer Natural Resources Co.	3,200	284
Valero Energy Corp.	11,470	315
Pharmaceuticals - 3.9%
Allergan, Inc.	4,330	355
Merck & Co., Inc.	44,800	1,979
Mylan, Inc. ‡	14,290	329
Real Estate Investment Trusts - 8.1%
American Campus Communities, Inc.	3,100	148
Apartment Investment & Management Co. - Class A	5,300	145
Associated Estates Realty Corp.	8,790	131
AvalonBay Communities, Inc.	3,210	472
CubeSmart	6,240	75
DDR Corp.	34,140	514
Essex Property Trust, Inc.	1,080	170
General Growth Properties, Inc.	13,650	247
Host Hotels & Resorts, Inc.	18,860	277
Liberty Property Trust	9,360	340
Macerich Co.	11,080	648
Pebblebrook Hotel Trust	6,260	142
Post Properties, Inc.	10,820	560
ProLogis, Inc.	12,930	418
Public Storage	2,230	332
Senior Housing Properties Trust	5,590	127
Simon Property Group, Inc.	2,070	332
SL Green Realty Corp.	1,790	141
Sunstone Hotel Investors, Inc. ‡	16,000	160
Ventas, Inc.	2,500	168
Road & Rail - 4.0%
CSX Corp.	55,050	1,262
Norfolk Southern Corp.	8,630	639
Union Pacific Corp.	6,660	817
Semiconductors & Semiconductor Equipment - 6.6%
Altera Corp.	34,480	1,222
Avago Technologies, Ltd.	2,690	100
Broadcom Corp. - Class A ‡	14,430	489
Freescale Semiconductor, Ltd. ‡	21,090	225
LAM Research Corp. ‡	28,710	988
LSI Corp. ‡	13,260	91
Marvell Technology Group, Ltd.	18,360	207
Maxim Integrated Products, Inc.	23,970	653
ON Semiconductor Corp. ‡	17,580	122
Texas Instruments, Inc.	10,680	291
Xilinx, Inc.	3,400	110
Software - 2.4%
Adobe Systems, Inc. ‡	9,080	280
Citrix Systems, Inc. ‡	2,760	201
Microsoft Corp.	17,900	528

	Shares	Value (000’s)
Software (continued)
Oracle Corp.	19,050	$574
Zynga, Inc. - Class A ‡	33,390	99
Specialty Retail - 1.7%
AutoZone, Inc. ‡	1,370	515
Home Depot, Inc.	6,290	328
Lowe's Cos., Inc.	13,730	348
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	5,050	249
Lululemon Athletica, Inc. ‡	2,670	151
NIKE, Inc. - Class B	1,120	105
V.F. Corp.	3,250	485
Tobacco - 1.6%
Philip Morris International, Inc.	12,120	1,108
Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	1,470	301
Wireless Telecommunication Services - 1.4%
SBA Communications Corp. - Class A ‡	10,270	606
Sprint Nextel Corp. ‡	84,790	370

Total Common Stocks (cost $68,903)		71,461

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.0%¥
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $21 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $22.	$21	21
Total Repurchase Agreement (cost $21)

Total Investment Securities (cost $68,924) P		71,482
Other Assets and Liabilities - Net		(2,531)

Net Assets		$68,951

	Shares	Value (000’s)
SECURITIES SOLD SHORT - (74.6%)
COMMON STOCKS - (74.6%)
Aerospace & Defense - (3.8%)
Boeing Co.	(10,190)	(753)
Lockheed Martin Corp.	(14,460)	(1,291)
Raytheon Co.	(7,100)	(394)
Textron, Inc.	(8,020)	(209)
Air Freight & Logistics - (1.7%)
FedEx Corp.	(8,860)	(800)
United Parcel Service, Inc. - Class B	(4,770)	(361)
Auto Components - (0.3%)
Autoliv, Inc.	(2,310)	(130)
Gentex Corp.	(3,220)	(52)
Automobiles - (0.6%)
Ford Motor Co.	(47,170)	(436)
Beverages - (0.7%)
Brown-Forman Corp. - Class B	(5,060)	(473)
Biotechnology - (1.0%)
Amgen, Inc.	(4,490)	(371)
Isis Pharmaceuticals, Inc. ‡	(15,020)	(182)
United Therapeutics Corp. ‡	(1,920)	(105)
Capital Markets - (0.8%)
Federated Investors, Inc. - Class B	(6,180)	(124)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Capital Markets (continued)
Franklin Resources, Inc.	(3,670)	$(422)
Chemicals - (3.3%)
Cabot Corp.	(4,430)	(173)
Dow Chemical Co.	(17,140)	(493)
OM Group, Inc. ‡	(12,600)	(198)
Praxair, Inc.	(10,610)	(1,101)
Valspar Corp.	(5,520)	(277)
Commercial Banks - (1.8%)
Bank of Hawaii Corp.	(7,090)	(331)
Commerce Bancshares, Inc.	(4,122)	(162)
UMB Financial Corp.	(9,050)	(436)
Valley National Bancorp	(32,947)	(306)
Communications Equipment - (0.3%)
JDS Uniphase Corp. ‡	(5,030)	(49)
Motorola Solutions, Inc.	(3,220)	(156)
Computers & Peripherals - (0.1%)
Hewlett-Packard Co.	(4,480)	(82)
Construction Materials - (0.2%)
Vulcan Materials Co.	(3,570)	(138)
Electric Utilities - (2.8%)
Consolidated Edison, Inc.	(14,080)	(909)
Edison International	(3,210)	(148)
Entergy Corp.	(6,210)	(451)
Exelon Corp.	(1,000)	(39)
Southern Co.	(7,290)	(351)
Electrical Equipment - (0.9%)
Rockwell Automation, Inc.	(9,370)	(631)
Energy Equipment & Services - (0.6%)
Diamond Offshore Drilling, Inc.	(2,860)	(187)
Tenaris SA ADR	(5,510)	(211)
Food Products - (3.3%)
Hershey Co.	(21,480)	(1,541)
HJ Heinz Co.	(8,060)	(445)
Mead Johnson Nutrition Co. - Class A	(4,340)	(317)
Gas Utilities - (0.3%)
National Fuel Gas Co.	(3,870)	(189)
Health Care Equipment & Supplies - (2.1%)
Edwards Lifesciences Corp. ‡	(1,690)	(171)
Medtronic, Inc.	(11,180)	(441)
Varian Medical Systems, Inc. ‡	(6,840)	(373)
Zimmer Holdings, Inc.	(8,030)	(473)
Health Care Providers & Services - (0.6%)
Coventry Health Care, Inc.	(8,830)	(294)
Tenet Healthcare Corp. ‡	(19,910)	(92)
Hotels, Restaurants & Leisure - (0.5%)
Choice Hotels International, Inc.	(2,330)	(93)
Hyatt Hotels Corp. - Class A ‡	(7,130)	(254)
Household Durables - (0.2%)
Harman International Industries, Inc.	(3,540)	(143)
Household Products - (1.4%)
Church & Dwight Co., Inc.	(13,470)	(776)
Kimberly-Clark Corp.	(2,410)	(209)
Industrial Conglomerates - (1.3%)
Danaher Corp.	(5,770)	(305)
General Electric Co.	(27,120)	(562)
Insurance - (7.0%)
Allstate Corp.	(4,930)	(169)
American International Group, Inc. ‡	(7,790)	(244)
Aon PLC	(14,960)	(736)
Arch Capital Group, Ltd. ‡	(7,710)	(299)

	Shares	Value (000’s)
Insurance (continued)
Assurant, Inc.	(2,320)	$(84)
Chubb Corp.	(9,420)	(685)
Fidelity National Financial, Inc. - Class A	(5,740)	(107)
Lincoln National Corp.	(7,260)	(146)
Principal Financial Group, Inc.	(7,590)	(194)
Progressive Corp.	(9,970)	(197)
RenaissanceRe Holdings, Ltd.	(5,050)	(374)
Torchmark Corp.	(8,540)	(425)
Travelers Cos., Inc.	(5,800)	(363)
WR Berkley Corp.	(22,330)	(817)
Internet Software & Services - (0.3%)
AOL, Inc. ‡	(7,340)	(234)
IT Services - (1.4%)
Automatic Data Processing, Inc.	(4,210)	(238)
Global Payments, Inc.	(3,070)	(131)
Paychex, Inc.	(8,000)	(262)
SAIC, Inc.	(11,540)	(134)
Total System Services, Inc.	(7,950)	(188)
Life Sciences Tools & Services - (0.2%)
Agilent Technologies, Inc.	(4,360)	(167)
Machinery - (3.7%)
Caterpillar, Inc.	(4,880)	(411)
Dover Corp.	(12,990)	(708)
Eaton Corp.	(4,990)	(219)
Illinois Tool Works, Inc.	(13,105)	(712)
Parker Hannifin Corp.	(6,480)	(520)
Media - (4.8%)
Gannett Co., Inc.	(18,100)	(255)
New York Times Co. - Class A ‡	(10,480)	(81)
News Corp. - Class B	(28,730)	(666)
Omnicom Group, Inc.	(18,870)	(948)
Scripps Networks Interactive, Inc. - Class A	(15,790)	(850)
Washington Post Co. - Class B	(1,540)	(521)
Metals & Mining - (2.8%)
AK Steel Holding Corp.	(6,390)	(34)
Cliffs Natural Resources, Inc.	(16,500)	(675)
Nucor Corp.	(19,720)	(773)
U.S. Steel Corp.	(6,930)	(143)
Vale SA - Class B ADR	(17,120)	(309)
Multiline Retail - (0.1%)
JC Penney Co., Inc.	(3,100)	(70)
Multi-Utilities - (0.8%)
Wisconsin Energy Corp.	(13,820)	(563)
Oil, Gas & Consumable Fuels - (2.6%)
CONSOL Energy, Inc.	(4,350)	(126)
EnCana Corp.	(11,760)	(262)
Exxon Mobil Corp.	(8,240)	(715)
Newfield Exploration Co. ‡	(3,860)	(118)
Spectra Energy Corp.	(3,810)	(117)
TransCanada Corp.	(10,640)	(484)
Personal Products - (0.3%)
Estee Lauder Cos., Inc. - Class A	(4,000)	(210)
Pharmaceuticals - (2.5%)
Eli Lilly & Co.	(23,010)	(1,013)
Forest Laboratories, Inc. ‡	(8,210)	(275)
Hospira, Inc. ‡	(9,340)	(325)
Warner Chilcott PLC - Class A ‡	(7,290)	(124)
Professional Services - (0.3%)
Dun & Bradstreet Corp.	(2,350)	(188)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Long/Short Strategy

(formerly, Transamerica JPMorgan Long/Short Strategy)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Real Estate Investment Trusts - (8.2%)
DCT Industrial Trust, Inc.	(57,510)	$(360)
Douglas Emmett, Inc.	(10,630)	(250)
EastGroup Properties, Inc.	(10,450)	(559)
Equity One, Inc.	(29,170)	(633)
Extra Space Storage, Inc.	(2,660)	(87)
Federal Realty Investment Trust	(7,580)	(823)
Health Care REIT, Inc.	(8,790)	(547)
Mid-America Apartment Communities, Inc.	(3,600)	(249)
Realty Income Corp.	(12,940)	(533)
Strategic Hotels & Resorts, Inc. ‡	(37,770)	(229)
Taubman Centers, Inc.	(7,560)	(586)
Washington Real Estate Investment Trust	(7,670)	(205)
Weingarten Realty Investors	(23,170)	(623)
Road & Rail - (1.5%)
Heartland Express, Inc.	(26,470)	(368)
Knight Transportation, Inc.	(21,540)	(330)
Werner Enterprises, Inc.	(15,640)	(361)

	Shares	Value (000’s)
Semiconductors & Semiconductor
Equipment - (6.7%)
Advanced Micro Devices, Inc. ‡	(22,000)	$(89)
Cypress Semiconductor Corp. ‡	(19,620)	(210)
Intel Corp.	(47,430)	(1,219)
KLA-Tencor Corp.	(13,740)	(700)
Linear Technology Corp.	(5,880)	(190)
Microchip Technology, Inc.	(33,890)	(1,131)
NVIDIA Corp. ‡	(20,790)	(281)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	(55,920)	(781)
Software - (0.5%)
Electronic Arts, Inc. ‡	(25,620)	(282)
Salesforce.com, Inc. ‡	(490)	(61)
Specialty Retail - (0.3%)
CarMax, Inc. ‡	(5,770)	(161)
O'Reilly Automotive, Inc. ‡	(390)	(33)
Tobacco - (1.5%)
Altria Group, Inc.	(28,990)	(1,043)
Trading Companies & Distributors - (0.5%)
Fastenal Co.	(7,370)	(318)

Total Common Stocks (proceeds $(49,096))		(51,461)

Total Securities Sold Short (proceeds $(49,096))		$(51,461)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Securities or a portion thereof with an aggregate market value of $39,333 have been pledged to the broker as collateral for open securities sold short transactions.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $68,924. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,777 and $4,219, respectively. Net unrealized appreciation for tax purposes is $2,558.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$71,461	$—	$—	$71,461
Repurchase Agreement	—	21	—	21

Total	$71,461	$21	$—	$71,482

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$(51,461)	$—	$—	$(51,461)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 90.0%
Capital Markets - 81.0%
Dreyfus Treasury Cash Management	130,473,126	$130,473
UBS Select Treasury Preferred	163,198,701	163,198
Money Market - 9.0%
BlackRock Liquidity Funds T-Fund Portfolio	32,725,580	32,726

Total Investment Securities (cost $326,397) P		326,397

Other Assets and Liabilities - Net		36,240
Net Assets		$362,637

OVER THE COUNTER SWAP AGREEMENTS: b

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (A)

Reference Entity	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (000’s)
2-Year Euro-Schatz Futures	09/06/2012	BOA	$767	$107	$—	$107
2-Year U.S. Treasury Note Futures	08/31/2012	BOA	660	71	—	71
5-Year Euro-Bobl Futures	09/06/2012	BOA	24	8	—	8
5-Year U.S. Treasury Note Futures	08/31/2012	BOA	45	44	—	44
Swiss Market Index Futures	09/21/2012	RBS	4	645	—	645

				$875	$—	$875

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (A)

Reference Entity	Termination Date	Counterparty	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Cocoa December Futures	11/02/2012	BCLY	$2,221	$—	$—	$—
Cofee December Futures	11/09/2012	BCLY	531	(1)	—	(1)
LME Aluminum September	09/17/2012	BCLY	982	43	—	43
LME Copper September	09/17/2012	BCLY	1,669	(33)	—	(33)
Silver August Futures	08/30/2012	BCLY	3,486	(143)	—	(143)
Soybean Oil December Futures	11/23/2012	BCLY	6,616	(564)	—	(564)

				$(698)	$—	$(698)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	44	09/17/2012	$(41)
10-Year Government of Canada Bond	Long	88	09/19/2012	85
10-Year Japan Government Bond	Long	37	09/10/2012	203
10-Year U.S. Treasury Note	Long	202	09/19/2012	227
30-Year U.S. Treasury Bond	Long	56	09/19/2012	123
3-Month Aluminum	Long	4	08/16/2012	(15)
3-Month Aluminum	Short	(4)	08/16/2012	16
3-Month Aluminum	Short	(25)	08/17/2012	120
3-Month Aluminum	Long	25	08/17/2012	(117)
3-Month Aluminum	Long	7	08/21/2012	(36)
3-Month Aluminum	Short	(7)	08/21/2012	35
3-Month Aluminum	Short	(21)	09/28/2012	(4)
3-Month Aluminum	Long	21	09/28/2012	6

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FUTURES CONTRACTS (continued):

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month Aluminum	Short	(6)	10/02/2012	$5
3-Month Aluminum	Long	6	10/02/2012	(4)
3-Month Aluminum	Short	(5)	10/03/2012	6
3-Month Aluminum	Long	5	10/03/2012	(8)
3-Month Aluminum	Long	1	10/11/2012	(1)
3-Month Aluminum	Short	(1)	10/11/2012	1
3-Month Aluminum	Long	8	10/12/2012	(2)
3-Month Aluminum	Short	(8)	10/12/2012	2
3-Month Aluminum	Long	2	10/16/2012	(♦ )
3-Month Aluminum	Short	(2)	10/16/2012	1
3-Month Aluminum	Long	3	10/19/2012	(1)
3-Month Aluminum	Short	(3)	10/19/2012	1
3-Month Canadian Bankers' Acceptance	Long	10	12/17/2012	(3)
3-Month Canadian Bankers' Acceptance	Long	42	03/18/2013	(12)
3-Month Copper	Short	(3)	09/07/2012	(17)
3-Month Copper	Long	3	09/07/2012	19
3-Month Copper	Short	(1)	09/13/2012	(4)
3-Month Copper	Long	1	09/13/2012	3
3-Month Copper	Short	(2)	09/14/2012	(3)
3-Month Copper	Long	2	09/14/2012	4
3-Month Copper	Short	(3)	09/21/2012	(19)
3-Month Copper	Long	3	09/21/2012	16
3-Month Copper	Long	2	09/25/2012	12
3-Month Copper	Short	(2)	09/25/2012	(11)
3-Month Copper	Short	(1)	09/26/2012	(6)
3-Month Copper	Long	1	09/26/2012	6
3-Month Copper	Long	1	09/28/2012	1
3-Month Copper	Short	(1)	09/28/2012	(1)
3-Month Copper	Long	1	10/24/2012	4
3-Month Copper	Short	(1)	10/24/2012	(2)
3-Month Copper	Short	(1)	10/25/2012	(5)
3-Month Copper	Long	1	10/25/2012	2
3-Month Copper	Long	4	10/30/2012	4
3-Month Copper	Short	(4)	10/30/2012	(2)
3-Month Copper	Long	4	10/31/2012	(1)
3-Month Copper	Short	(4)	10/31/2012	♦
3-Month EURIBOR	Long	352	12/17/2012	249
3-Month EURIBOR	Long	306	03/18/2013	221
3-Month EURIBOR	Long	275	06/17/2013	206
3-Month EURIBOR	Long	253	09/16/2013	207
3-Month EURIBOR	Long	243	12/16/2013	213
3-Month EURIBOR	Long	236	03/17/2014	213
3-Month EURIBOR	Long	232	06/16/2014	126
3-Month Euroswiss	Long	8	12/17/2012	♦
3-Month Euroswiss	Long	61	03/18/2013	(1)
3-Month Nickel	Short	(1)	08/10/2012	9
3-Month Nickel	Long	1	08/10/2012	(8)
3-Month Nickel	Short	(4)	10/11/2012	6
3-Month Nickel	Long	4	10/11/2012	(7)
3-Month Nickel	Short	(5)	10/12/2012	6
3-Month Nickel	Long	5	10/12/2012	(6)
3-Month Nickel	Short	(1)	10/18/2012	2
3-Month Nickel	Long	1	10/18/2012	(1)
3-Month Nickel	Long	7	10/19/2012	(8)
3-Month Nickel	Short	(7)	10/19/2012	10
3-Month Nickel	Short	(2)	10/23/2012	(4)
3-Month Nickel	Long	2	10/23/2012	3
3-Month Nickel	Long	1	10/30/2012	(♦ )
3-Month Nickel	Short	(1)	10/30/2012	♦
3-Month Sterling	Long	259	12/19/2012	67
3-Month Sterling	Long	265	03/20/2013	89
3-Month Sterling	Long	288	06/19/2013	132
3-Month Sterling	Long	314	09/18/2013	175
3-Month Sterling	Long	331	12/18/2013	212
3-Month Sterling	Long	326	03/19/2014	222

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FUTURES CONTRACTS (continued):

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
3-Month Sterling	Long	322	06/18/2014	$182
3-Month Zinc	Long	1	08/08/2012	(4)
3-Month Zinc	Short	(1)	08/08/2012	4
3-Month Zinc	Long	4	08/09/2012	(12)
3-Month Zinc	Short	(4)	08/09/2012	13
3-Month Zinc	Long	9	08/10/2012	(23)
3-Month Zinc	Short	(9)	08/10/2012	27
3-Month Zinc	Long	3	08/14/2012	(6)
3-Month Zinc	Short	(3)	08/14/2012	6
3-Month Zinc	Short	(1)	09/11/2012	1
3-Month Zinc	Long	1	09/11/2012	(1)
3-Month Zinc	Long	4	09/20/2012	(4)
3-Month Zinc	Short	(4)	09/20/2012	6
3-Month Zinc	Short	(19)	09/21/2012	(15)
3-Month Zinc	Long	19	09/21/2012	13
3-Month Zinc	Long	9	09/25/2012	9
3-Month Zinc	Short	(9)	09/25/2012	(6)
3-Month Zinc	Long	2	09/26/2012	2
3-Month Zinc	Short	(2)	09/26/2012	(2)
3-Month Zinc	Short	(1)	09/27/2012	(2)
3-Month Zinc	Long	1	09/27/2012	2
3-Month Zinc	Long	1	09/28/2012	1
3-Month Zinc	Short	(1)	09/28/2012	(1)
3-Month Zinc	Short	(2)	10/23/2012	(1)
3-Month Zinc	Long	2	10/23/2012	1
3-Month Zinc	Short	(7)	10/24/2012	(4)
3-Month Zinc	Long	7	10/24/2012	5
3-Month Zinc	Long	1	10/31/2012	(♦ )
3-Month Zinc	Short	(1)	10/31/2012	♦
3-Year Australian Treasury Bond	Long	308	09/17/2012	(193)
5-Year U.S. Treasury Note	Long	387	09/28/2012	272
90-Day Eurodollar	Long	263	12/17/2012	46
90-Day Eurodollar	Long	173	03/18/2013	29
90-Day Eurodollar	Long	146	06/17/2013	28
90-Day Eurodollar	Long	148	09/16/2013	37
90-Day Eurodollar	Long	185	12/16/2013	69
90-Day Eurodollar	Long	237	03/17/2014	111
90-Day Eurodollar	Long	283	06/16/2014	128
AEX Index	Long	193	08/17/2012	347
Aluminum Hg	Short	(162)	09/19/2012	292
ASX SPI 200 Index	Short	(56)	09/20/2012	(232)
Brent Crude Oil Penultimate Financial	Short	(37)	08/15/2012	(241)
CAC 40 Index	Long	150	08/17/2012	(28)
Cocoa	Short	(17)	12/13/2012	(6)
Coffee “C”	Short	(5)	09/18/2012	(44)
Coffee “C”	Short	(32)	12/18/2012	19
Copper LME	Short	(35)	09/19/2012	(118)
Corn	Long	69	09/14/2012	196
Cotton No. 2	Short	(163)	12/06/2012	(124)
DAX Index	Long	14	09/21/2012	8
DJIA Mini Index	Long	218	09/21/2012	55
European Gasoil (ICE)	Short	(44)	08/09/2012	(179)
FTSE 100 Index	Long	59	09/21/2012	(7)
FTSE JSE Top 40 Index	Long	185	09/20/2012	41
FTSE MIB Index	Short	(69)	09/21/2012	(407)
German Euro BOBL	Long	169	09/06/2012	65
German Euro Bund	Long	82	09/06/2012	17
German Euro Buxl	Long	49	09/06/2012	72
German Euro Schatz	Long	192	09/06/2012	28
Gold 100 oz	Short	(67)	12/27/2012	(61)
Hang Seng China Enterprise Index	Short	(165)	08/30/2012	(309)
Hang Seng Index	Short	(65)	08/30/2012	(293)
Henry Hub Natural Gas Swap	Short	(86)	08/29/2012	(97)
IBEX 35 Index	Short	(66)	08/17/2012	(249)
KOSPI 200 Index	Short	(75)	09/13/2012	(187)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FUTURES CONTRACTS (continued):

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
Lean Hogs	Short	(82)	10/12/2012	$(16)
MSCI Taiwan Index	Short	(302)	08/30/2012	(257)
NASDAQ 100 E-Mini Index	Long	128	09/21/2012	(12)
Nickel	Short	(60)	09/19/2012	330
NYMEX Heating Oil	Short	(41)	08/30/2012	(189)
RBOB Gasoline	Long	15	08/30/2012	(5)
Russell 2000 Mini Index	Long	50	09/21/2012	(59)
S&P 500 E-Mini Index	Long	186	09/21/2012	52
S&P Midcap 400 E-Mini Index	Long	24	09/21/2012	(16)
S&P TSE 60 Index	Short	(63)	09/20/2012	(85)
SGX CNX Nifty Index	Short	(77)	08/30/2012	(18)
SGX MSCI Singapore Index	Long	60	08/30/2012	9
Silver	Short	(27)	09/26/2012	(102)
Soybean	Long	86	11/14/2012	845
Soybean Meal	Long	107	12/14/2012	997
Sugar # 11	Short	(16)	09/28/2012	(50)
TOPIX Index	Short	(152)	09/14/2012	(14)
U.K. Long Gilt Bond	Long	89	09/26/2012	266
Wheat	Long	59	09/14/2012	33
Wti-Brent Bullet Swap Future	Short	(38)	08/20/2012	(105)
Zinc	Short	(135)	09/19/2012	71

				$3,871

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	RBS	(627)	09/19/2012	$(623)	$(33)
Australian Dollar	RBS	(920)	09/19/2012	(947)	(16)
Australian Dollar	RBS	1,673	09/19/2012	1,648	102
Australian Dollar	RBS	988	09/19/2012	1,001	33
Australian Dollar	RBS	127	09/19/2012	122	11
Australian Dollar	RBS	(2,805)	09/19/2012	(2,872)	(62)
Australian Dollar	RBS	(4,126)	09/19/2012	(4,209)	(107)
Australian Dollar	RBS	2,315	09/19/2012	2,301	120
Australian Dollar	RBS	1,327	09/19/2012	1,320	69
Australian Dollar	RBS	1,414	09/19/2012	1,420	59
Australian Dollar	RBS	2,309	09/19/2012	2,334	81
Australian Dollar	RBS	1,367	09/19/2012	1,389	41
Australian Dollar	RBS	2,180	09/19/2012	2,206	75
Australian Dollar	RBS	3,013	09/19/2012	3,085	66
Australian Dollar	RBS	5,455	09/19/2012	5,558	148
Australian Dollar	RBS	3,385	09/19/2012	3,452	88
Australian Dollar	RBS	2,626	09/19/2012	2,693	53
Australian Dollar	RBS	6,266	09/19/2012	6,320	234
Australian Dollar	RBS	1,400	09/19/2012	1,423	42
Australian Dollar	RBS	11,710	09/19/2012	11,940	309
Australian Dollar	RBS	4,890	09/19/2012	5,094	21
Australian Dollar	RBS	1,382	09/19/2012	1,432	14
Australian Dollar	RBS	3,945	09/19/2012	4,131	(5)
Australian Dollar	RBS	1,296	09/19/2012	1,330	26
Australian Dollar	RBS	4,564	09/19/2012	4,721	53
Australian Dollar	RBS	202	09/19/2012	203	8
Australian Dollar	RBS	4,554	09/19/2012	4,603	160
Australian Dollar	RBS	2,633	09/19/2012	2,674	80
Australian Dollar	RBS	2,061	09/19/2012	2,014	141
Australian Dollar	RBS	1,392	09/19/2012	1,405	51
Australian Dollar	RBS	1,254	09/19/2012	1,241	70
Australian Dollar	RBS	1,852	09/19/2012	1,876	62
Australian Dollar	RBS	451	09/19/2012	443	29
Australian Dollar	RBS	(11,195)	09/19/2012	(10,933)	(777)
Australian Dollar	RBS	(2,375)	09/19/2012	(2,298)	(187)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Brazilian Real	RBS	(400)	09/19/2012	$(193)	$	♦
Brazilian Real	RBS	(300)	09/19/2012	(142)		(3)
Brazilian Real	RBS	(100)	09/19/2012	(48)		♦
Brazilian Real	RBS	(6,690)	09/19/2012	(3,234)		(2)
Brazilian Real	RBS	(400)	09/19/2012	(190)		(3)
Brazilian Real	RBS	(500)	09/19/2012	(236)		(6)
Brazilian Real	RBS	(100)	09/19/2012	(48)		♦
Canadian Dollar	RBS	(315)	09/19/2012	(306)		(8)
Canadian Dollar	RBS	(53)	09/19/2012	(51)		(1)
Canadian Dollar	RBS	12	09/19/2012	12		♦
Canadian Dollar	RBS	90	09/19/2012	88		1
Canadian Dollar	RBS	1,017	09/19/2012	997		16
Canadian Dollar	RBS	(851)	09/19/2012	(832)		(16)
Canadian Dollar	RBS	(7,637)	09/19/2012	(7,444)		(163)
Canadian Dollar	RBS	(386)	09/19/2012	(370)		(14)
Canadian Dollar	RBS	(2,481)	09/19/2012	(2,418)		(54)
Canadian Dollar	RBS	(668)	09/19/2012	(649)		(17)
Canadian Dollar	RBS	(747)	09/19/2012	(732)		(12)
Canadian Dollar	RBS	(1,411)	09/19/2012	(1,376)		(29)
Canadian Dollar	RBS	(599)	09/19/2012	(586)		(11)
Canadian Dollar	RBS	(1,096)	09/19/2012	(1,063)		(29)
Canadian Dollar	RBS	(580)	09/19/2012	(560)		(18)
Canadian Dollar	RBS	2,164	09/19/2012	2,159		(3)
Canadian Dollar	RBS	(1,450)	09/19/2012	(1,422)		(23)
Canadian Dollar	RBS	(1,018)	09/19/2012	(998)		(16)
Canadian Dollar	RBS	2,029	09/19/2012	1,968		54
Canadian Dollar	RBS	575	09/19/2012	559		14
Canadian Dollar	RBS	2,445	09/19/2012	2,404		31
Canadian Dollar	RBS	2,073	09/19/2012	2,044		21
Canadian Dollar	RBS	1,708	09/19/2012	1,670		31
Canadian Dollar	RBS	3,244	09/19/2012	3,190		41
Canadian Dollar	RBS	1,770	09/19/2012	1,760		4
Canadian Dollar	RBS	1,234	09/19/2012	1,223		6
Chilean Peso	RBS	(100,000)	09/20/2012	(193)		(12)
Colombian Peso	RBS	1,260,000	09/19/2012	699		(1)
Czech Republic Koruna	RBS	(83,100)	09/19/2012	(4,097)		59
Czech Republic Koruna	RBS	(3,000)	09/19/2012	(144)		(1)
Euro	RBS	(9,494)	09/19/2012	(12,043)		354
Euro	RBS	7,638	09/19/2012	9,261		142
Euro	RBS	(6,421)	09/19/2012	(7,898)		(7)
Euro	RBS	(2,310)	09/19/2012	(2,817)		(27)
Euro	RBS	(719)	09/19/2012	(879)		(6)
Euro	RBS	(969)	09/19/2012	(1,192)		(♦ )
Euro	RBS	(498)	09/19/2012	(623)		10
Euro	RBS	(17,975)	09/19/2012	(22,279)		149
Euro	RBS	(371)	09/19/2012	(455)		(1)
Euro	RBS	(1,304)	09/19/2012	(1,604)		(2)
Euro	RBS	(1,968)	09/19/2012	(2,383)		(40)
Euro	RBS	(810)	09/19/2012	(994)		(3)
Euro	RBS	(12,002)	09/19/2012	(15,026)		249
Euro	RBS	(13,278)	09/19/2012	(16,774)		427
Euro	RBS	(2,764)	09/19/2012	(3,494)		91
Euro	RBS	(3,249)	09/19/2012	(4,031)		31
Euro	RBS	(39,218)	09/19/2012	(49,083)		801
Euro	RBS	(6,805)	09/19/2012	(8,352)		(26)
Euro	RBS	(10,590)	09/19/2012	(13,439)		401
Euro	RBS	(2,114)	09/19/2012	(2,645)		43
Euro	RBS	(1,435)	09/19/2012	(1,766)		(♦ )
Euro	RBS	(4,102)	09/19/2012	(5,041)		(9)
Euro	RBS	(17,173)	09/19/2012	(21,673)		531
Euro	RBS	(1,121)	09/19/2012	(1,413)		33
Euro	RBS	(6,055)	09/19/2012	(7,590)		136
Euro	RBS	(9,258)	09/19/2012	(11,671)		273
Euro	RBS	(330)	09/19/2012	(404)		(2)
Euro	RBS	(288)	09/19/2012	(360)		6

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	RBS	5,315	09/19/2012	$6,622	$(78)
Euro	RBS	(10,339)	09/19/2012	(13,008)	279
Euro	RBS	(1,652)	09/19/2012	(2,041)	7
Euro	RBS	(8,514)	09/19/2012	(10,653)	171
Euro	RBS	6,859	09/19/2012	8,601	(157)
Euro	RBS	273	09/19/2012	341	(5)
Euro	RBS	10	09/19/2012	13	(♦ )
Euro	RBS	2,812	09/19/2012	3,418	44
Euro	RBS	16,328	09/19/2012	20,643	(541)
Euro	RBS	3,190	09/19/2012	3,990	(63)
Euro	RBS	480	09/19/2012	600	(9)
Euro	RBS	12,256	09/19/2012	14,848	241
Euro	RBS	(2,973)	09/19/2012	(3,659)	(2)
Hungarian Forint	RBS	10,000	09/19/2012	42	1
Hungarian Forint	RBS	50,000	09/19/2012	211	6
Hungarian Forint	RBS	(84,000)	09/19/2012	(342)	(22)
Hungarian Forint	RBS	20,000	09/19/2012	85	2
Hungarian Forint	RBS	70,000	09/19/2012	303	1
Hungarian Forint	RBS	10,000	09/19/2012	42	1
Hungarian Forint	RBS	20,000	09/19/2012	86	1
Hungarian Forint	RBS	10,000	09/19/2012	42	1
Hungarian Forint	RBS	90,000	09/19/2012	393	(3)
Hungarian Forint	RBS	40,000	09/19/2012	171	3
Indian Rupee	RBS	21,000	09/20/2012	376	(2)
Indian Rupee	RBS	20,000	09/20/2012	353	3
Indian Rupee	RBS	(36,000)	09/20/2012	(636)	(5)
Indian Rupee	RBS	(295,000)	09/20/2012	(5,218)	(31)
Indian Rupee	RBS	30,000	09/20/2012	541	(7)
Indian Rupee	RBS	(36,000)	09/20/2012	(640)	(1)
Indian Rupee	RBS	(20,000)	09/20/2012	(351)	(5)
Indian Rupee	RBS	(8,000)	09/20/2012	(140)	(2)
Indian Rupee	RBS	(49,000)	09/20/2012	(861)	(11)
Indian Rupee	RBS	(40,000)	09/20/2012	(707)	(5)
Indian Rupee	RBS	(19,000)	09/20/2012	(333)	(5)
Indian Rupee	RBS	48,000	09/20/2012	844	10
Indian Rupee	RBS	77,000	09/20/2012	1,363	7
Indian Rupee	RBS	2,000	09/20/2012	35	♦
Indian Rupee	RBS	6,000	09/20/2012	107	♦
Indian Rupee	RBS	(74,000)	09/20/2012	(1,277)	(40)
Indian Rupee	RBS	(17,000)	09/20/2012	(296)	(6)
Indian Rupee	RBS	(27,000)	09/20/2012	(476)	(5)
Indian Rupee	RBS	2,000	09/20/2012	35	♦
Indonesian Rupiah	RBS	(1,500,000)	09/19/2012	(157)	(1)
Indonesian Rupiah	RBS	(5,000,000)	09/19/2012	(522)	(2)
Indonesian Rupiah	RBS	(1,000,000)	09/19/2012	(105)	♦
Indonesian Rupiah	RBS	(1,300,000)	09/19/2012	(136)	(♦ )
Indonesian Rupiah	RBS	(900,000)	09/19/2012	(93)	(2)
Indonesian Rupiah	RBS	(4,100,000)	09/19/2012	(430)	(♦ )
Indonesian Rupiah	RBS	(2,900,000)	09/19/2012	(305)	♦
Indonesian Rupiah	RBS	(1,200,000)	09/19/2012	(124)	(2)
Israeli Shekel	RBS	(900)	09/19/2012	(225)	(1)
Israeli Shekel	RBS	(200)	09/19/2012	(51)	1
Israeli Shekel	RBS	(3,200)	09/19/2012	(811)	10
Israeli Shekel	RBS	(400)	09/19/2012	(102)	2
Israeli Shekel	RBS	(1,000)	09/19/2012	(256)	5
Israeli Shekel	RBS	(900)	09/19/2012	(227)	1
Israeli Shekel	RBS	(15,500)	09/19/2012	(3,990)	108
Israeli Shekel	RBS	(1,700)	09/19/2012	(421)	(5)
Israeli Shekel	RBS	(200)	09/19/2012	(51)	1
Israeli Shekel	RBS	(700)	09/19/2012	(173)	(2)
Israeli Shekel	RBS	(200)	09/19/2012	(50)	♦
Israeli Shekel	RBS	(100)	09/19/2012	(25)	(♦ )
Japanese Yen	RBS	(111,501)	09/19/2012	(1,401)	(27)
Japanese Yen	RBS	(819,218)	09/19/2012	(10,303)	(188)
Japanese Yen	RBS	(510,420)	09/19/2012	(6,516)	(21)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Japanese Yen	RBS	(168,396)	09/19/2012	$(2,112)	$(45)
Japanese Yen	RBS	(1,072,216)	09/19/2012	(13,348)	(384)
Japanese Yen	RBS	(119,699)	09/19/2012	(1,505)	(28)
Japanese Yen	RBS	227,059	09/19/2012	2,863	45
Japanese Yen	RBS	(25,000)	09/19/2012	(314)	(6)
Japanese Yen	RBS	(5,358)	09/19/2012	(68)	(1)
Japanese Yen	RBS	(62,512)	09/19/2012	(787)	(14)
Japanese Yen	RBS	559,604	09/19/2012	7,098	68
Japanese Yen	RBS	292,006	09/19/2012	3,682	58
Japanese Yen	RBS	276,970	09/19/2012	3,521	27
Japanese Yen	RBS	(31,683)	09/19/2012	(405)	(1)
Japanese Yen	RBS	158,577	09/19/2012	1,996	35
Japanese Yen	RBS	136,845	09/19/2012	1,722	30
Japanese Yen	RBS	118,399	09/19/2012	1,494	22
Japanese Yen	RBS	121,970	09/19/2012	1,540	22
Japanese Yen	RBS	(141,601)	09/19/2012	(1,775)	(39)
Japanese Yen	RBS	(275,738)	09/19/2012	(3,447)	(84)
Japanese Yen	RBS	(122,266)	09/19/2012	(1,536)	(30)
Japanese Yen	RBS	114,083	09/19/2012	1,456	5
Japanese Yen	RBS	6,000	09/19/2012	75	1
Japanese Yen	RBS	632,158	09/19/2012	8,110	(14)
Japanese Yen	RBS	350,204	09/19/2012	4,481	4
Japanese Yen	RBS	23,000	09/19/2012	294	♦
Japanese Yen	RBS	224,862	09/19/2012	2,838	42
Japanese Yen	RBS	11,200	09/19/2012	141	2
Japanese Yen	RBS	87,013	09/19/2012	1,112	2
Japanese Yen	RBS	195,850	09/19/2012	2,484	25
Japanese Yen	RBS	385,089	09/19/2012	4,905	27
Japanese Yen	RBS	9,000	09/19/2012	115	1
Japanese Yen	RBS	4,821,599	09/19/2012	61,009	741
Japanese Yen	RBS	113,423	09/19/2012	1,437	16
Japanese Yen	RBS	52,127	09/19/2012	661	6
Japanese Yen	RBS	10,000	09/19/2012	127	1
Japanese Yen	RBS	398,624	09/19/2012	5,058	47
Japanese Yen	RBS	119,492	09/19/2012	1,508	23
Malaysian Ringgit	RBS	(200)	09/19/2012	(63)	(1)
Malaysian Ringgit	RBS	(100)	09/19/2012	(32)	(♦ )
Malaysian Ringgit	RBS	(800)	09/19/2012	(251)	(4)
Malaysian Ringgit	RBS	(100)	09/19/2012	(31)	(1)
Malaysian Ringgit	RBS	(300)	09/19/2012	(95)	(1)
Malaysian Ringgit	RBS	(300)	09/19/2012	(94)	(1)
Malaysian Ringgit	RBS	(6,200)	09/19/2012	(1,938)	(36)
Malaysian Ringgit	RBS	(300)	09/19/2012	(94)	(2)
Malaysian Ringgit	RBS	(200)	09/19/2012	(63)	(1)
Malaysian Ringgit	RBS	(200)	09/19/2012	(62)	(1)
Malaysian Ringgit	RBS	(300)	09/19/2012	(94)	(2)
Malaysian Ringgit	RBS	(400)	09/19/2012	(125)	(3)
Malaysian Ringgit	RBS	(500)	09/19/2012	(157)	(2)
Malaysian Ringgit	RBS	300	09/19/2012	95	1
Malaysian Ringgit	RBS	(200)	09/19/2012	(63)	(1)
Malaysian Ringgit	RBS	(2,400)	09/19/2012	(749)	(15)
Malaysian Ringgit	RBS	(300)	09/19/2012	(94)	(2)
Malaysian Ringgit	RBS	(800)	09/19/2012	(250)	(5)
Malaysian Ringgit	RBS	(2,000)	09/19/2012	(625)	(12)
Malaysian Ringgit	RBS	(800)	09/19/2012	(251)	(4)
Malaysian Ringgit	RBS	(300)	09/19/2012	(95)	(1)
Malaysian Ringgit	RBS	(400)	09/19/2012	(125)	(3)
Mexican Peso	RBS	2,100	09/19/2012	145	13
Mexican Peso	RBS	(3,000)	09/19/2012	(212)	(12)
Mexican Peso	RBS	(48,600)	09/19/2012	(3,427)	(210)
Mexican Peso	RBS	10,100	09/19/2012	704	52
Mexican Peso	RBS	(8,000)	09/19/2012	(585)	(13)
Mexican Peso	RBS	4,400	09/19/2012	328	1
Mexican Peso	RBS	(3,000)	09/19/2012	(213)	(11)
Mexican Peso	RBS	(10,700)	09/19/2012	(787)	(14)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Mexican Peso	RBS	(7,000)	09/19/2012	$(502)	$(22)
Mexican Peso	RBS	(2,900)	09/19/2012	(216)	(1)
Mexican Peso	RBS	200	09/19/2012	15	♦
Mexican Peso	RBS	(3,000)	09/19/2012	(214)	(10)
Mexican Peso	RBS	400	09/19/2012	28	2
Mexican Peso	RBS	4,900	09/19/2012	366	♦
Mexican Peso	RBS	(6,000)	09/19/2012	(430)	(19)
Mexican Peso	RBS	7,300	09/19/2012	544	2
Mexican Peso	RBS	100	09/19/2012	7	♦
Mexican Peso	RBS	1,200	09/19/2012	88	2
Mexican Peso	RBS	(14,000)	09/19/2012	(1,034)	(14)
Mexican Peso	RBS	2,500	09/19/2012	189	(1)
Mexican Peso	RBS	2,500	09/19/2012	175	12
Mexican Peso	RBS	500	09/19/2012	37	♦
Mexican Peso	RBS	(1,000)	09/19/2012	(71)	(4)
Mexican Peso	RBS	8,200	09/19/2012	621	(8)
Mexican Peso	RBS	4,100	09/19/2012	307	(1)
Mexican Peso	RBS	5,500	09/19/2012	409	2
New Zealand Dollar	RBS	4,053	09/19/2012	3,128	143
New Zealand Dollar	RBS	2,194	09/19/2012	1,770	♦
New Zealand Dollar	RBS	1,988	09/19/2012	1,572	33
New Zealand Dollar	RBS	2,959	09/19/2012	2,305	83
New Zealand Dollar	RBS	852	09/19/2012	669	19
New Zealand Dollar	RBS	107	09/19/2012	86	♦
New Zealand Dollar	RBS	(1,429)	09/19/2012	(1,126)	(27)
New Zealand Dollar	RBS	(1,436)	09/19/2012	(1,138)	(21)
New Zealand Dollar	RBS	(1,983)	09/19/2012	(1,561)	(39)
New Zealand Dollar	RBS	2,677	09/19/2012	2,056	105
New Zealand Dollar	RBS	(3,127)	09/19/2012	(2,464)	(59)
New Zealand Dollar	RBS	(3,219)	09/19/2012	(2,551)	(47)
New Zealand Dollar	RBS	(5,091)	09/19/2012	(4,065)	(44)
New Zealand Dollar	RBS	(2,930)	09/19/2012	(2,331)	(33)
New Zealand Dollar	RBS	5,108	09/19/2012	3,951	172
New Zealand Dollar	RBS	(2,161)	09/19/2012	(1,726)	(18)
New Zealand Dollar	RBS	(8)	09/19/2012	(6)	(♦ )
New Zealand Dollar	RBS	(3,092)	09/19/2012	(2,447)	(49)
New Zealand Dollar	RBS	(21,078)	09/19/2012	(15,944)	(1,067)
New Zealand Dollar	RBS	(1,667)	09/19/2012	(1,333)	(12)
New Zealand Dollar	RBS	41	09/19/2012	32	1
New Zealand Dollar	RBS	(5,293)	09/19/2012	(4,226)	(46)
New Zealand Dollar	RBS	6,996	09/19/2012	5,515	131
New Zealand Dollar	RBS	1,341	09/19/2012	1,065	17
New Zealand Dollar	RBS	1,225	09/19/2012	957	32
New Zealand Dollar	RBS	(2,211)	09/19/2012	(1,746)	(39)
New Zealand Dollar	RBS	(2,108)	09/19/2012	(1,668)	(34)
New Zealand Dollar	RBS	(3,195)	09/19/2012	(2,533)	(46)
New Zealand Dollar	RBS	(2,320)	09/19/2012	(1,855)	(18)
Norwegian Krone	RBS	(71,059)	09/19/2012	(11,691)	(75)
Norwegian Krone	RBS	13,508	09/19/2012	2,268	(31)
Norwegian Krone	RBS	6,846	09/19/2012	1,142	(9)
Norwegian Krone	RBS	9,075	09/19/2012	1,512	(10)
Norwegian Krone	RBS	(1,118)	09/19/2012	(186)	1
Norwegian Krone	RBS	(6,718)	09/19/2012	(1,119)	6
Norwegian Krone	RBS	261	09/19/2012	42	1
Norwegian Krone	RBS	(3,280)	09/19/2012	(536)	(8)
Norwegian Krone	RBS	19,930	09/19/2012	3,332	(32)
Norwegian Krone	RBS	(5,020)	09/19/2012	(823)	(8)
Norwegian Krone	RBS	21,601	09/19/2012	3,619	(43)
Norwegian Krone	RBS	(1,909)	09/19/2012	(313)	(3)
Norwegian Krone	RBS	15,281	09/19/2012	2,546	(16)
Norwegian Krone	RBS	(95)	09/19/2012	(16)	(♦ )
Norwegian Krone	RBS	8,845	09/19/2012	1,464	1
Norwegian Krone	RBS	12,431	09/19/2012	2,048	10
Norwegian Krone	RBS	2,794	09/19/2012	458	5
Norwegian Krone	RBS	(2,844)	09/19/2012	(464)	(7)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Norwegian Krone	RBS	17,773	09/19/2012	$2,994	$(51)
Philippine Peso	RBS	29,000	09/19/2012	692	2
Philippine Peso	RBS	3,000	09/19/2012	71	♦
Philippine Peso	RBS	(3,000)	09/19/2012	(69)	(2)
Philippine Peso	RBS	27,000	09/19/2012	633	13
Philippine Peso	RBS	12,000	09/19/2012	283	4
Philippine Peso	RBS	5,000	09/19/2012	117	3
Philippine Peso	RBS	9,000	09/19/2012	216	(♦ )
Philippine Peso	RBS	5,000	09/19/2012	117	3
Philippine Peso	RBS	7,000	09/19/2012	166	1
Philippine Peso	RBS	4,000	09/19/2012	96	♦
Philippine Peso	RBS	24,000	09/19/2012	564	10
Philippine Peso	RBS	18,000	09/19/2012	426	5
Philippine Peso	RBS	3,000	09/19/2012	72	(♦ )
Philippine Peso	RBS	(4,000)	09/19/2012	(92)	(4)
Philippine Peso	RBS	7,000	09/19/2012	166	1
Philippine Peso	RBS	51,000	09/19/2012	1,200	21
Philippine Peso	RBS	16,000	09/19/2012	384	(1)
Philippine Peso	RBS	11,000	09/19/2012	260	3
Philippine Peso	RBS	3,000	09/19/2012	71	1
Philippine Peso	RBS	2,000	09/19/2012	47	1
Philippine Peso	RBS	12,000	09/19/2012	287	1
Philippine Peso	RBS	9,000	09/19/2012	212	4
Philippine Peso	RBS	3,000	09/19/2012	72	♦
Philippine Peso	RBS	1,000	09/19/2012	24	♦
Polish Zloty	RBS	800	09/19/2012	237	1
Polish Zloty	RBS	2,500	09/19/2012	742	2
Polish Zloty	RBS	(12,000)	09/19/2012	(3,449)	(122)
Polish Zloty	RBS	1,000	09/19/2012	287	10
Polish Zloty	RBS	1,300	09/19/2012	381	6
Polish Zloty	RBS	1,500	09/19/2012	436	10
Polish Zloty	RBS	400	09/19/2012	118	1
Polish Zloty	RBS	1,100	09/19/2012	321	7
Polish Zloty	RBS	300	09/19/2012	87	3
Polish Zloty	RBS	100	09/19/2012	29	♦
Polish Zloty	RBS	300	09/19/2012	86	3
Polish Zloty	RBS	3,900	09/19/2012	1,151	9
Polish Zloty	RBS	400	09/19/2012	116	3
Pound Sterling	RBS	(1,772)	09/19/2012	(2,749)	(30)
Pound Sterling	RBS	(772)	09/19/2012	(1,183)	(27)
Pound Sterling	RBS	(1,055)	09/19/2012	(1,638)	(16)
Pound Sterling	RBS	20	09/19/2012	31	♦
Pound Sterling	RBS	70	09/19/2012	109	1
Pound Sterling	RBS	1,546	09/19/2012	2,411	13
Pound Sterling	RBS	991	09/19/2012	1,555	(1)
Pound Sterling	RBS	2,801	09/19/2012	4,397	(5)
Pound Sterling	RBS	(1,776)	09/19/2012	(2,741)	(43)
Pound Sterling	RBS	23	09/19/2012	36	♦
Pound Sterling	RBS	2,365	09/19/2012	3,713	(6)
Pound Sterling	RBS	170	09/19/2012	264	2
Pound Sterling	RBS	2,477	09/19/2012	3,883	♦
Pound Sterling	RBS	58	09/19/2012	91	♦
Pound Sterling	RBS	2,117	09/19/2012	3,329	(10)
Pound Sterling	RBS	9,842	09/19/2012	15,222	208
Pound Sterling	RBS	775	09/19/2012	1,203	12
Pound Sterling	RBS	(60)	09/19/2012	(94)	♦
Pound Sterling	RBS	(15)	09/19/2012	(23)	(♦ )
Pound Sterling	RBS	(180)	09/19/2012	(279)	(4)
Pound Sterling	RBS	(725)	09/19/2012	(1,135)	(1)
Pound Sterling	RBS	(3,050)	09/19/2012	(4,688)	(94)
Pound Sterling	RBS	(452)	09/19/2012	(697)	(12)
Pound Sterling	RBS	(91)	09/19/2012	(141)	(2)
Pound Sterling	RBS	(814)	09/19/2012	(1,259)	(17)
Pound Sterling	RBS	(495)	09/19/2012	(769)	(7)
Pound Sterling	RBS	(185)	09/19/2012	(287)	(3)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Pound Sterling	RBS	(120)	09/19/2012	$(188)	$	♦
Pound Sterling	RBS	(959)	09/19/2012	(1,493)		(11)
Pound Sterling	RBS	(1,095)	09/19/2012	(1,700)		(17)
Pound Sterling	RBS	(32)	09/19/2012	(50)		(♦ )
Pound Sterling	RBS	(433)	09/19/2012	(675)		(4)
Pound Sterling	RBS	(1,823)	09/19/2012	(2,828)		(30)
Pound Sterling	RBS	(1,374)	09/19/2012	(2,136)		(18)
Pound Sterling	RBS	(613)	09/19/2012	(947)		(14)
Pound Sterling	RBS	90	09/19/2012	140		2
Pound Sterling	RBS	(468)	09/19/2012	(722)		(11)
Pound Sterling	RBS	1,535	09/19/2012	2,396		11
Republic of Korea Won	RBS	(100,000)	09/19/2012	(85)		(3)
Republic of Korea Won	RBS	810,000	09/19/2012	706		10
Republic of Korea Won	RBS	170,000	09/19/2012	146		5
Republic of Korea Won	RBS	60,000	09/19/2012	51		2
Republic of Korea Won	RBS	(800,000)	09/19/2012	(676)		(30)
Republic of Korea Won	RBS	(110,000)	09/19/2012	(94)		(4)
Republic of Korea Won	RBS	110,000	09/19/2012	96		1
Republic of Korea Won	RBS	(220,000)	09/19/2012	(185)		(9)
Republic of Korea Won	RBS	(1,300,000)	09/19/2012	(1,129)		(20)
Republic of Korea Won	RBS	(550,000)	09/19/2012	(463)		(23)
Republic of Korea Won	RBS	40,000	09/19/2012	34		1
Republic of Korea Won	RBS	1,670,000	09/19/2012	1,460		16
Republic of Korea Won	RBS	(840,000)	09/19/2012	(730)		(12)
Republic of Korea Won	RBS	40,000	09/19/2012	34		1
Republic of Korea Won	RBS	(5,165,770)	09/19/2012	(4,378)		(186)
Republic of Korea Won	RBS	1,000,000	09/19/2012	875		8
Republic of Korea Won	RBS	200,000	09/19/2012	173		4
Republic of Korea Won	RBS	150,000	09/19/2012	131		2
Republic of Korea Won	RBS	(320,000)	09/19/2012	(269)		(14)
Republic of Korea Won	RBS	960,000	09/19/2012	836		13
Republic of Korea Won	RBS	(830,000)	09/19/2012	(718)		(15)
Russian Ruble	RBS	(7,000)	09/19/2012	(212)		(3)
Russian Ruble	RBS	8,000	09/19/2012	243		3
Russian Ruble	RBS	(3,000)	09/19/2012	(90)		(2)
Russian Ruble	RBS	(7,000)	09/19/2012	(212)		(4)
Russian Ruble	RBS	(10,000)	09/19/2012	(296)		(11)
Russian Ruble	RBS	(17,000)	09/19/2012	(514)		(9)
Russian Ruble	RBS	(15,000)	09/19/2012	(458)		(4)
Russian Ruble	RBS	(8,000)	09/19/2012	(238)		(8)
Russian Ruble	RBS	(5,000)	09/19/2012	(149)		(5)
Russian Ruble	RBS	6,000	09/19/2012	182		3
Russian Ruble	RBS	10,000	09/19/2012	303		4
Russian Ruble	RBS	3,000	09/19/2012	90		2
Russian Ruble	RBS	3,000	09/19/2012	91		2
Russian Ruble	RBS	9,000	09/19/2012	274		3
Russian Ruble	RBS	2,000	09/19/2012	61		♦
Russian Ruble	RBS	8,000	09/19/2012	242		4
Russian Ruble	RBS	5,000	09/19/2012	155		(1)
Russian Ruble	RBS	11,000	09/19/2012	340		(2)
Russian Ruble	RBS	10,000	09/19/2012	303		4
Russian Ruble	RBS	(4,000)	09/19/2012	(121)		(2)
Singapore Dollar	RBS	(1,200)	09/19/2012	(951)		(13)
Singapore Dollar	RBS	(290)	09/19/2012	(231)		(2)
Singapore Dollar	RBS	(9,830)	09/19/2012	(7,705)		(195)
Singapore Dollar	RBS	(100)	09/19/2012	(79)		(2)
Singapore Dollar	RBS	(600)	09/19/2012	(473)		(9)
Singapore Dollar	RBS	(440)	09/19/2012	(348)		(5)
Singapore Dollar	RBS	(1,640)	09/19/2012	(1,282)		(36)
Singapore Dollar	RBS	110	09/19/2012	88		1
Singapore Dollar	RBS	1,040	09/19/2012	819		16
Singapore Dollar	RBS	1,610	09/19/2012	1,290		3
Singapore Dollar	RBS	2,520	09/19/2012	1,986		40
Singapore Dollar	RBS	(630)	09/19/2012	(497)		(10)
Singapore Dollar	RBS	(170)	09/19/2012	(134)		(3)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Singapore Dollar	RBS	(840)	09/19/2012	$(668)	$(8)
Singapore Dollar	RBS	(220)	09/19/2012	(173)	(4)
Singapore Dollar	RBS	(230)	09/19/2012	(179)	(5)
Singapore Dollar	RBS	(310)	09/19/2012	(244)	(5)
Singapore Dollar	RBS	460	09/19/2012	363	6
Singapore Dollar	RBS	(1,580)	09/19/2012	(1,237)	(33)
Singapore Dollar	RBS	(310)	09/19/2012	(242)	(7)
Singapore Dollar	RBS	(200)	09/19/2012	(156)	(5)
Singapore Dollar	RBS	(360)	09/19/2012	(285)	(4)
Singapore Dollar	RBS	370	09/19/2012	289	8
Singapore Dollar	RBS	(870)	09/19/2012	(681)	(18)
Singapore Dollar	RBS	(1,610)	09/19/2012	(1,257)	(37)
Singapore Dollar	RBS	210	09/19/2012	165	4
Singapore Dollar	RBS	230	09/19/2012	182	3
Singapore Dollar	RBS	450	09/19/2012	355	7
Singapore Dollar	RBS	(10)	09/19/2012	(8)	(♦ )
South African Rand	RBS	6,100	09/19/2012	734	(2)
South African Rand	RBS	1,400	09/19/2012	170	(2)
South African Rand	RBS	4,500	09/19/2012	544	(4)
South African Rand	RBS	1,100	09/19/2012	133	(1)
South African Rand	RBS	800	09/19/2012	96	♦
South African Rand	RBS	5,000	09/19/2012	610	(10)
South African Rand	RBS	1,300	09/19/2012	155	1
South African Rand	RBS	2,800	09/19/2012	340	(4)
South African Rand	RBS	(37,000)	09/19/2012	(4,363)	(78)
South African Rand	RBS	(1,900)	09/19/2012	(222)	(6)
South African Rand	RBS	(2,500)	09/19/2012	(295)	(5)
South African Rand	RBS	(900)	09/19/2012	(106)	(2)
South African Rand	RBS	(4,800)	09/19/2012	(560)	(16)
South African Rand	RBS	2,100	09/19/2012	254	(2)
Swedish Krona	RBS	(24,021)	09/19/2012	(3,452)	(73)
Swedish Krona	RBS	34,269	09/19/2012	4,823	206
Swedish Krona	RBS	(6,131)	09/19/2012	(882)	(18)
Swedish Krona	RBS	17,004	09/19/2012	2,450	45
Swedish Krona	RBS	4,289	09/19/2012	613	16
Swedish Krona	RBS	17,042	09/19/2012	2,365	136
Swedish Krona	RBS	(6,962)	09/19/2012	(997)	(25)
Swedish Krona	RBS	10,713	09/19/2012	1,485	87
Swedish Krona	RBS	31,736	09/19/2012	4,474	183
Swedish Krona	RBS	398	09/19/2012	58	(♦ )
Swedish Krona	RBS	1,455	09/19/2012	209	5
Swedish Krona	RBS	(3,135)	09/19/2012	(451)	(9)
Swedish Krona	RBS	102	09/19/2012	15	♦
Swedish Krona	RBS	28,004	09/19/2012	3,970	139
Swedish Krona	RBS	20,291	09/19/2012	2,869	108
Swedish Krona	RBS	20,138	09/19/2012	2,867	88
Swedish Krona	RBS	2,989	09/19/2012	415	24
Swedish Krona	RBS	34,670	09/19/2012	4,930	158
Swedish Krona	RBS	2,936	09/19/2012	420	11
Swedish Krona	RBS	(15,677)	09/19/2012	(2,243)	(57)
Swedish Krona	RBS	(187,579)	09/19/2012	(26,114)	(1,412)
Swedish Krona	RBS	(4,589)	09/19/2012	(649)	(24)
Taiwan Dollar	RBS	(11,000)	09/19/2012	(368)	1
Taiwan Dollar	RBS	7,000	09/19/2012	235	(1)
Taiwan Dollar	RBS	(2,000)	09/19/2012	(67)	♦
Taiwan Dollar	RBS	(36,000)	09/19/2012	(1,205)	4
Taiwan Dollar	RBS	(4,000)	09/19/2012	(134)	♦
Taiwan Dollar	RBS	(14,000)	09/19/2012	(467)	(♦ )
Taiwan Dollar	RBS	(35,000)	09/19/2012	(1,172)	5
Taiwan Dollar	RBS	(11,000)	09/19/2012	(368)	1
Taiwan Dollar	RBS	(24,000)	09/19/2012	(805)	5
Taiwan Dollar	RBS	(3,000)	09/19/2012	(100)	♦
Taiwan Dollar	RBS	2,000	09/19/2012	66	♦
Taiwan Dollar	RBS	12,000	09/19/2012	403	(3)
Taiwan Dollar	RBS	(234,000)	09/19/2012	(7,831)	26

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Taiwan Dollar	RBS	22,000	09/19/2012	$739	$(5)
Taiwan Dollar	RBS	(11,000)	09/19/2012	(368)	1
Taiwan Dollar	RBS	(59,000)	09/19/2012	(1,974)	6
Taiwan Dollar	RBS	45,000	09/19/2012	1,492	9
Taiwan Dollar	RBS	(31,000)	09/19/2012	(1,033)	(1)
Taiwan Dollar	RBS	(44,000)	09/19/2012	(1,469)	1
Taiwan Dollar	RBS	(4,000)	09/19/2012	(134)	♦
Taiwan Dollar	RBS	(9,000)	09/19/2012	(302)	2
Taiwan Dollar	RBS	(6,000)	09/19/2012	(201)	1
Taiwan Dollar	RBS	(29,000)	09/19/2012	(966)	(2)
Taiwan Dollar	RBS	(13,000)	09/19/2012	(434)	1
Taiwan Dollar	RBS	(9,000)	09/19/2012	(301)	1
Taiwan Dollar	RBS	(36,000)	09/19/2012	(1,201)	♦
Taiwan Dollar	RBS	(33,000)	09/19/2012	(1,102)	1
Taiwan Dollar	RBS	(7,000)	09/19/2012	(234)	1
Taiwan Dollar	RBS	(28,000)	09/19/2012	(937)	3
Taiwan Dollar	RBS	(3,000)	09/19/2012	(100)	♦
Taiwan Dollar	RBS	(1,000)	09/19/2012	(33)	♦
Taiwan Dollar	RBS	(27,000)	09/19/2012	(906)	5
Taiwan Dollar	RBS	(14,000)	09/19/2012	(470)	3
Taiwan Dollar	RBS	(19,000)	09/19/2012	(638)	4
Turkish Lira	RBS	500	09/19/2012	269	8
Turkish Lira	RBS	2,100	09/19/2012	1,143	18
Turkish Lira	RBS	300	09/19/2012	161	5
Turkish Lira	RBS	800	09/19/2012	440	3
Turkish Lira	RBS	600	09/19/2012	327	5
Turkish Lira	RBS	(700)	09/19/2012	(380)	(7)
Turkish Lira	RBS	1,200	09/19/2012	653	11
Turkish Lira	RBS	600	09/19/2012	329	2
Turkish Lira	RBS	200	09/19/2012	109	2
Turkish Lira	RBS	800	09/19/2012	432	10
Turkish Lira	RBS	400	09/19/2012	213	8
Turkish Lira	RBS	700	09/19/2012	382	5
Turkish Lira	RBS	800	09/19/2012	438	5
Turkish Lira	RBS	(400)	09/19/2012	(218)	(3)
Turkish Lira	RBS	600	09/19/2012	323	9
Turkish Lira	RBS	800	09/19/2012	428	14
Turkish Lira	RBS	700	09/19/2012	387	♦
Turkish Lira	RBS	2,220	09/19/2012	1,189	38
Turkish Lira	RBS	2,400	09/19/2012	1,301	26

					$2,178

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(698)	$5,450	$4,752
BOA	230	—	230
RBS	2,823	2,170	4,993

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Managed Futures Strategy

(formerly, Transamerica AQR Managed Futures Strategy)

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

b	Cash, in the amount of $7,620, has been segregated by the custodian as collateral for the benefit of the broker for open swap contracts.
(A)

At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Cash, in the amount of $24,657, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
P	Aggregate cost for federal income tax purposes is $326,397.
♦	Amount is less than 1.

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
OTC	Over the Counter
RBS	Royal Bank of Scotland

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Investment Companies	$326,397	$—	$—	$326,397

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Futures Contracts—Appreciation	$8,005	$—	$—	$8,005
Futures Contracts—Depreciation	(4,134)	—	—	(4,134)
Forward Foreign Currency Contracts—Appreciation	—	11,214	—	11,214
Forward Foreign Currency Contracts—Depreciation	—	(9,036)	—	(9,036)
Total Return Swap—Appreciation	—	918	—	918
Total Return Swap—Depreciation	—	(741)	—	(741)

Total	$3,871	$2,355	$—	$6,226

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Mid Cap Value

(formerly, Transamerica JPMorgan Mid Cap Value)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.0%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.	22,850	$1,058
Beverages - 2.8%
Beam, Inc.	43,180	2,715
Brown-Forman Corp. - Class B	14,030	1,313
Dr. Pepper Snapple Group, Inc. ^	39,215	1,787
Building Products - 0.7%
Fortune Brands Home & Security, Inc. ‡	61,530	1,361
Capital Markets - 5.3%
Ameriprise Financial, Inc.	59,070	3,056
Charles Schwab Corp.	164,515	2,078
Invesco, Ltd.	89,700	1,985
Northern Trust Corp.	30,995	1,407
T. Rowe Price Group, Inc.	36,435	2,213
Chemicals - 4.3%
Airgas, Inc.	20,630	1,636
Albemarle Corp. ^	43,093	2,509
Sherwin-Williams Co.	18,270	2,455
Sigma-Aldrich Corp. ^	30,450	2,107
Commercial Banks - 5.8%
City National Corp. ^	29,070	1,433
Cullen/Frost Bankers, Inc. ^	22,730	1,257
Fifth Third Bancorp	175,150	2,421
Huntington Bancshares, Inc.	141,020	876
M&T Bank Corp.	31,015	2,662
SunTrust Banks, Inc.	97,070	2,296
Zions Bancorporation ^	53,760	978
Commercial Services & Supplies - 1.9%
Republic Services, Inc. - Class A	133,300	3,856
Containers & Packaging - 3.6%
Ball Corp.	80,110	3,329
Rock-Tenn Co. - Class A	33,642	1,959
Silgan Holdings, Inc.	52,050	2,145
Distributors - 1.1%
Genuine Parts Co. ^	34,446	2,206
Electric Utilities - 3.8%
Northeast Utilities	67,285	2,683
NV Energy, Inc.	140,575	2,571
Westar Energy, Inc. ^	85,040	2,599
Electrical Equipment - 2.1%
AMETEK, Inc.	70,670	2,191
Regal Beloit Corp. ^	33,570	2,161
Electronic Equipment & Instruments - 2.2%
Amphenol Corp. - Class A	41,770	2,459
Arrow Electronics, Inc. ‡	59,255	2,000
Food Products - 2.6%
Hershey Co.	28,190	2,022
JM Smucker Co.	18,655	1,433
Ralcorp Holdings, Inc. ‡	30,875	1,842
Gas Utilities - 2.0%
EQT Corp.	45,004	2,538
ONEOK, Inc.	32,600	1,451
Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.	16,270	1,232
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp. - Class A	53,445	2,121
CIGNA Corp.	51,455	2,073
Henry Schein, Inc. ‡	11,710	876
Humana, Inc.	20,450	1,260
Hotels, Restaurants & Leisure - 2.8%
Darden Restaurants, Inc. ^	30,785	1,576
Marriott International, Inc. - Class A ^	75,865	2,763
Yum! Brands, Inc.	22,502	1,459
Household Durables - 1.4%
Jarden Corp.	20,350	920

	Shares	Value (000’s)
Household Durables (continued)
Mohawk Industries, Inc. ‡	28,350	$1,883
Household Products - 1.0%
Energizer Holdings, Inc. ‡	25,405	1,976
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	44,920	2,268
Insurance - 10.2%
Alleghany Corp. ‡	7,986	2,762
Arch Capital Group, Ltd. ‡	19,134	742
Axis Capital Holdings, Ltd.	21,550	708
Chubb Corp.	27,350	1,988
Loews Corp.	94,955	3,759
Marsh & McLennan Cos., Inc.	103,935	3,452
Old Republic International Corp.	129,830	1,046
OneBeacon Insurance Group, Ltd. - Class A ^	59,095	750
Unum Group	63,582	1,201
WR Berkley Corp. ^	65,800	2,410
XL Group PLC - Class A	102,050	2,107
Internet & Catalog Retail - 1.1%
Expedia, Inc.	28,165	1,606
TripAdvisor, Inc. ‡ ^	17,520	655
IT Services - 1.3%
Jack Henry & Associates, Inc. ^	74,620	2,592
Machinery - 1.6%
Rexnord Corp. ‡ ^	62,660	1,216
Snap-on, Inc.	30,930	2,096
Media - 3.5%
AMC Networks, Inc. ‡	14,125	612
Cablevision Systems Corp. - Class A ^	53,440	820
CBS Corp. - Class B	66,780	2,234
Clear Channel Outdoor Holdings, Inc. - Class A ‡ ^	66,363	336
DISH Network Corp. - Class A	66,000	2,030
Gannett Co., Inc. ^	53,975	762
Washington Post Co. - Class B ^	1,155	391
Multiline Retail - 2.7%
Family Dollar Stores, Inc.	35,550	2,349
Kohl's Corp. ^	65,040	3,234
Multi-Utilities - 6.7%
CenterPoint Energy, Inc.	55,950	1,178
CMS Energy Corp.	106,780	2,633
PG&E Corp.	48,010	2,216
Sempra Energy	37,940	2,672
Wisconsin Energy Corp.	59,636	2,430
Xcel Energy, Inc.	89,778	2,630
Oil, Gas & Consumable Fuels - 5.4%
Devon Energy Corp.	37,400	2,211
Energen Corp.	71,162	3,645
Marathon Petroleum Corp.	43,970	2,080
QEP Resources, Inc.	42,330	1,271
Williams Cos., Inc.	58,900	1,872
Professional Services - 0.7%
Equifax, Inc.	30,690	1,438
Real Estate Investment Trusts - 2.8%
HCP, Inc.	38,965	1,840
Regency Centers Corp.	43,185	2,066
Vornado Realty Trust	22,516	1,880
Real Estate Management & Development - 0.8%
Brookfield Office Properties, Inc. ^	97,565	1,665
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	66,670	2,606
Xilinx, Inc.	47,105	1,526
Software - 1.1%
Synopsys, Inc. ‡	71,130	2,155
Specialty Retail - 6.5%
AutoZone, Inc. ‡	6,626	2,487

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Mid Cap Value

(formerly, Transamerica JPMorgan Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Specialty Retail
Bed Bath & Beyond, Inc. ‡	26,250	$1,600
Gap, Inc.	74,345	2,193
PetSmart, Inc.	23,130	1,529
Tiffany & Co. ^	30,280	1,663
TJX Cos., Inc.	42,850	1,897
Williams-Sonoma, Inc. ^	57,560	2,000
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	29,414	2,337
V.F. Corp.	4,390	655
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.	57,370	672
People’s United Financial, Inc. ^	136,800	1,568
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc. - Class A	22,922	1,575
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	39,610	960

Total Common Stocks (cost $162,216)		202,463

SECURITIES LENDING COLLATERAL - 15.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	30,726,585	30,727
Total Securities Lending Collateral (cost $30,727)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $1,812 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $1,851.	$1,812	1,812
Total Repurchase Agreement (cost $1,812)

Total Investment Securities (cost $194,755) P		235,002
Other Assets and Liabilities - Net		(30,536)

Net Assets		$204,466

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $30,028.
‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $194,755. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,982 and $2,735, respectively. Net unrealized appreciation for tax purposes is $40,247.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$202,463	$—	$—	$202,463
Repurchase Agreement	—	1,812	—	1,812
Securities Lending Collateral	30,727	—	—	30,727

Total	$233,190	$1,812	$—	$235,002

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Money Market

(formerly, Transamerica AEGON Money Market)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
COMMERCIAL PAPER  - 64.7%
Beverages - 1.3%
Coca-Cola Co.
0.19%, 09/06/2012 - 144A	$4,000	$3,999
Commercial Banks - 29.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.09%, 08/02/2012	3,000	3,000
0.35%, 10/05/2012	4,000	3,997
Barclays US Funding Corp.
0.07%, 08/02/2012	4,000	4,000
Commonwealth Bank of Australia
0.25%, 09/05/2012 - 144A	4,900	4,899
Credit Suisse
0.26%, 09/04/2012	3,000	2,999
Deutsche Bank Financial LLC
0.19%, 08/13/2012	1,145	1,145
DNB Bank ASA
0.31%, 09/11/2012 - 144A	8,000	7,998
Lloyds TSB Bank PLC
0.38%, 10/11/2012	6,000	5,996
Mizuho Funding LLC
0.35%, 10/19/2012 - 144A	5,000	4,996
0.36%, 10/05/2012 - 144A	2,500	2,498
0.39%, 11/06/2012 - 144A	3,000	2,997
National Australia Funding Delaware, Inc.
0.20%, 08/27/2012 - 144A	4,746	4,745
Skandinaviska Enskilda Banken AB
0.39%, 08/30/2012 - 144A	2,000	1,999
0.48%, 12/13/2012 - 144A	5,000	4,991
0.56%, 12/12/2012 - 144A	4,000	3,992
Standard Chartered Bank
0.23%, 08/29/2012 - 144A	2,000	2,000
0.40%, 09/18/2012 - 144A	3,000	2,998
0.41%, 09/14/2012 - 144A	3,000	2,998
0.44%, 11/13/2012 - 144A	2,000	1,997
Sumitomo Mitsui Banking Corp.
0.34%, 10/12/2012 - 144A	4,000	3,997
Swedbank AB
0.52%, 11/15/2012	5,000	4,992
Westpac Securities NZ, Ltd.
0.22%, 08/10/2012 - 144A	5,000	5,000
0.24%, 08/15/2012 - 144A	3,000	3,000
0.40%, 10/01/2012 - 144A	1,600	1,599
Consumer Finance - 4.2%
PACCAR Financial Corp.
0.18%, 09/06/2012	4,600	4,599
Toyota Motor Credit Corp.
0.25%, 11/23/2012	2,000	1,998
0.29%, 10/10/2012	4,000	3,998
0.30%, 10/26/2012	2,000	1,999
Diversified Financial Services - 29.5%
Alpine Securitization Corp.
0.33%, 09/18/2012 - 10/09/2012 - 144A	4,700	4,698
CAFCO LLC
0.63%, 11/01/2012 - 144A	1,250	1,248
General Electric Capital Corp.
0.34%, 12/17/2012	3,000	2,996
Jupiter Securitization Co. LLC
0.16%, 08/15/2012 - 144A	2,500	2,500
Mont Blanc Capital Corp.
0.36%, 08/09/2012 - 144A	9,000	8,998
0.42%, 10/22/2012 - 144A	3,000	2,997

	Principal	Value
	(000’s)	(000’s)
Diversified Financial Services (continued)
Nieuw Amsterdam Receivables Corp.
0.18%, 08/13/2012 - 144A	$3,200	$3,200
Nordea North America, Inc.
0.23%, 08/10/2012	3,100	3,100
0.32%, 09/04/2012	5,200	5,198
Rabobank USA Financial Corp.
0.18%, 08/02/2012	2,800	2,800
0.30%, 08/06/2012	2,100	2,100
0.35%, 11/08/2012	1,400	1,399
0.50%, 01/25/2013	3,000	2,993
Regency Markets No. 1 LLC
0.33%, 10/15/2012 - 144A	8,000	7,995
Salisbury Receivables Co. LLC
0.20%, 08/15/2012 - 144A	1,200	1,200
0.28%, 09/20/2012 - 144A	2,800	2,799
Solitaire Funding LLC
0.22%, 08/28/2012 - 144A	4,000	3,999
0.24%, 08/06/2012 - 144A	2,000	2,000
Straight-A Funding LLC
0.16%, 08/24/2012 - 09/25/2012	17,500	17,497
Svenska Handelsbanken, Inc.
0.30%, 10/30/2012 - 144A	1,400	1,399
Victory Receivables Corp.
0.22%, 08/01/2012 - 08/27/2012 - 144A	7,000	6,999

Total Commercial Paper (cost $193,541)		193,541

CERTIFICATES OF DEPOSIT  - 3.3%
Commercial Banks - 3.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.35%, 08/03/2012	5,200	5,200
Svenska Handelsbanken AB
0.30%, 09/13/2012	4,800	4,801

Total Certificates of Deposit (cost $10,001)		10,001

CORPORATE DEBT SECURITY - 0.7%
Diversified Financial Services - 0.7%
JPMorgan Chase & Co.
5.38%, 10/01/2012	2,000	2,017
Total Corporate Debt Security (cost $2,017)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS  - 4.4%
U.S. Treasury Bill
0.10%, 09/27/2012	5,800	5,799
0.12%, 11/08/2012	7,300	7,298

Total Short-Term U.S. Government Obligations (cost $13,097)		13,097

REPURCHASE AGREEMENTS - 26.9%
Goldman Sachs 0.17% , dated 07/31/2012, to be repurchased at $11,500 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.22%, due 09/01/2041, and with a value of $11,730.	11,500	11,500
JPMorgan Securities, Inc. 0.17% , dated 07/31/2012, to be repurchased at $68,700 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 09/01/2026 - 06/01/2042, and with a total value of $68,705.	68,700	68,700

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Money Market

(formerly, Transamerica AEGON Money Market)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $205 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.07%, due 01/01/2042, and with a value of $213.	$205	$205

Total Repurchase Agreements (cost $80,405)		80,405

Total Investment Securities (cost $299,061) P		299,061
Other Assets and Liabilities - Net		124

Net Assets		$299,185

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $299,061.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $116,735, or 39.02% of the fund's net assets.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Certificates of Deposit	$—	$10,001	$—	$10,001
Commercial Paper	—	193,541	—	193,541
Corporate Debt Security	—	2,017	—	2,017
Repurchase Agreements	—	80,405	—	80,405
Short-Term U.S. Government Obligations	—	13,097	—	13,097

Total	$—	$299,061	$—	$299,061

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury Bond
3.00%, 05/15/2042		$3,891	$4,231
3.13%, 02/15/2042		76	85
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 ^		956	1,068
2.13%, 02/15/2041		352	529
U.S. Treasury Note
0.25%, 06/30/2014 - 07/15/2015		1,379	1,378
0.88%, 07/31/2019		1,705	1,692
1.75%, 05/15/2022 g		10,282	10,526

Total U.S. Government Obligations (cost $19,226)			19,509

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.1%
Fannie Mae
1.94%, 10/09/2019 		435	361
3.33%, 06/01/2041 *		262	276
3.48%, 09/01/2041 *		187	198
3.50%, 11/01/2026 - 05/01/2042		5,266	5,629
4.00%, 02/01/2025 - 07/01/2042		7,522	8,183
4.50%, 02/01/2025 - 06/01/2041		9,746	10,597
5.00%, 05/01/2018 - 12/01/2035		1,899	2,083
5.50%, 07/01/2019 - 11/01/2038		4,757	5,275
6.00%, 08/01/2036 - 10/01/2040		1,807	2,003
6.50%, 05/01/2040		1,341	1,528
Fannie Mae, TBA
2.50%		100	104
3.00%		200	208
3.50%		1,400	1,485
4.00%		6,400	6,858
4.50%		500	538
5.00%		1,400	1,525
6.00%		800	882
Freddie Mac
2.87%, 12/25/2021		670	712
3.97%, 01/25/2021 *		420	479
5.00%, 04/01/2018 - 03/01/2038		238	259
5.50%, 09/01/2018 - 11/01/2018		59	64
Freddie Mac, IO
1.56%, 12/25/2018 *		852	71
1.92%, 05/25/2019 *		720	72
Freddie Mac, TBA
3.50%		5,600	5,928
FREMF Mortgage Trust
4.02%, 11/25/2044 - 144A *		55	50
Ginnie Mae
4.50%, 05/20/2040 - 02/15/2042		4,596	5,100
Ginnie Mae, TBA
4.00%		1,300	1,427
4.50%		600	659
5.00%		2,700	2,988

Total U.S. Government Agency Obligations (cost $64,371)			65,542

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR	1,452	1,897
Province of Manitoba Canada
1.75%, 05/30/2019		$345	353
Republic of Brazil
7.13%, 01/20/2037		100	154

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Poland
6.38%, 07/15/2019	$80	$98
Republic of South Africa
5.50%, 03/09/2020 ^	180	214
Republic of Turkey
5.63%, 03/30/2021	145	164
7.00%, 03/11/2019	100	120
Russian Federation
7.50%, 03/31/2030 - Reg S	515	640
Turkey Government International Bond
6.25%, 09/26/2022	200	239
United Mexican States
5.13%, 01/15/2020	340	408

Total Foreign Government Obligations (cost $4,135)		4,287

MORTGAGE-BACKED SECURITIES - 6.1%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,060	1,087
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	910	961
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,080	1,136
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.00%, 11/15/2015 - 144A *	494	472
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A *	315	331
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 *	20	21
BCAP LLC Trust
Series 2009-RR3, Class 2A1
4.86%, 05/26/2037 - 144A *	131	132
Series 2009-RR6, Class 2A1
3.37%, 08/26/2035 - 144A *	363	324
Series 2009-RR10, Class 2A1
2.91%, 08/26/2035 - 144A *	530	513
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	211	213
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	532	550
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	565	583
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	239	241
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	190	200
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.27%, 05/15/2045 * 1,851		257
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/2037	420	451

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	$600	$671
Series 2006-C5, Class AM
5.34%, 12/15/2039	360	366
Series 2007-C4, Class A3
5.77%, 09/15/2039 *	765	799
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	250	255
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	361	367
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	311	319
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	585	665
DBRR Trust
Series 2011-C32, Class A3A
5.74%, 06/17/2049 - 144A *	150	171
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	350	354
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	100	101
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	195	198
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049	80	90
GS Mortgage Securities Corp. II
Series 2012-SHOP, Class A
2.93%, 06/05/2031 - 144A	160	163
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	150	123
Series 2006-GG8, Class AM
5.59%, 11/10/2039	60	63
Series 2012-ALOH, Class A
3.55%, 04/10/2034 - 144A	460	490
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.42%, 12/26/2037 - 144A *	330	329
Series 2009-R7, Class 1A1
4.88%, 02/26/2036 - 144A *	544	519
Series 2009-R7, Class 4A1
2.72%, 09/26/2034 - 144A *	521	488
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	249	256
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A *	274	270
Series 2009-R9, Class 1A1
2.59%, 08/26/2046 - 144A *	348	342
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	491	506
Series 2010-R3, Class 1A1
3.14%, 03/21/2036 - 144A *	304	309
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	206	208
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	672	693
Series 2004-LN2, Class A2
5.12%, 07/15/2041	300	319

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2007-CB20, Class AM
5.88%, 02/12/2051 *	$360	$389
Series 2008-C2, Class ASB
6.13%, 02/12/2051 *	210	225
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	370	429
Series 2012-CBX, Class A4
3.48%, 06/16/2045	80	85
Series 2012-CBX, Class XA
2.07%, 06/16/2045 *	1,001	118
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.43%, 01/27/2047 - 144A *	230	234
Series 2010-4, Class 7A1
4.25%, 08/26/2035 - 144A *	370	361
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	605	636
Series 2007-C1, Class AM
5.46%, 02/15/2040	115	121
Series 2007-C6, Class A4
5.86%, 07/15/2040 *	130	150
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	160	186
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	225	241
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	720	799
Morgan Stanley Capital I, Inc.
Series 2007-HQ12, Class A2FX
5.60%, 04/12/2049 *	282	291
Series 2012-C4, Class XA, IO
2.89%, 03/15/2045 - 144A *	1,598	239
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	248	250
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	89	90
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	218	219
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	40	42
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.90%, 02/15/2051 *	230	261

Total Mortgage-Backed Securities (cost $21,715)		22,272

ASSET-BACKED SECURITIES - 3.1%
321 Henderson Receivables I LLC
Series 2012-1A, Class A
4.21%, 02/16/2065 - 144A	249	255

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	$250	$251
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A	210	212
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	200	205
Series 2012-2, Class C
2.64%, 10/10/2017	125	128
Series 2012-2, Class D
3.38%, 04/09/2018	170	174
Series 2012-3, Class C
2.42%, 05/08/2018	120	122
Series 2012-3, Class D
3.03%, 07/09/2018 ^	80	81
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	70	71
Series 2012-1, Class C
2.20%, 10/16/2017	40	41
Series 2012-1, Class D
3.09%, 08/15/2018	50	50
Chesapeake Funding LLC
Series 2012-1A, Class B
1.85%, 11/07/2023 - 144A *	200	200
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	250	250
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250	251
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250	254
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	110	111
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	60	60
Series 2011-2, Class C
2.37%, 09/15/2015	140	140
Series 2011-2, Class D
2.86%, 09/15/2015	95	95
Series 2012-1, Class B
1.15%, 01/15/2016 *	100	100
Series 2012-1, Class C
1.75%, 01/15/2016 *	160	160
Series 2012-1, Class D
2.35%, 01/15/2016 *	145	145
Series 2012-2, Class D
3.50%, 01/15/2019	100	102
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	95	96
Nelnet Student Loan Trust
Series 2008-3, Class A4
2.12%, 11/25/2024 *	205	213
PFS Financing Corp.
Series 2012-AA, Class A
1.45%, 02/15/2016 - 144A *	160	161
Santander Drive Auto Receivables Trust
Series 2011-1, Class D
4.01%, 02/15/2017	310	317

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	$445	$443
Series 2011-S2A, Class C
2.86%, 06/15/2017 - 144A	317	318
Series 2012-1, Class B
2.72%, 05/16/2016	80	82
Series 2012-1, Class C
3.78%, 11/15/2017	110	114
Series 2012-2, Class C
3.20%, 02/15/2018	310	316
Series 2012-2, Class D
3.87%, 02/15/2018	185	190
Series 2012-3, Class B
1.94%, 12/15/2016	255	256
Series 2012-3, Class C
3.01%, 04/16/2018	350	355
Series 2012-3, Class D
3.64%, 05/15/2018	285	290
Series 2012-4, Class C
2.94%, 12/15/2017	230	232
Series 2012-4, Class D
3.50%, 06/15/2018	310	313
SLM Student Loan Trust
Series 2004-B, Class A2
0.67%, 06/15/2021 *	273	265
Series 2005-B, Class A2
0.65%, 03/15/2023 *	389	377
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	140	150
Series 2012-A, Class A1
1.65%, 08/15/2025 - 144A *	111	112
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	120	125
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	400	413
Series 2012-C, Class A1
1.35%, 08/15/2023 - 144A *	264	265
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	430	438
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	520	519
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	973	1,009
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	360	360

Total Asset-Backed Securities (cost $11,047)		11,187

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
Commercial Banks - 0.1%
Capital One Capital V
10.25%, 08/15/2039 ^	75	78
Capital One Capital VI
8.88%, 05/15/2040	225	228
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	155	155

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	$375	$428

Total Preferred Corporate Debt Securities (cost $868)		889

CORPORATE DEBT SECURITIES - 10.8%
Aerospace & Defense - 0.0% ¥
Sequa Corp.
11.75%, 12/01/2015 - 144A	100	105
Air Freight & Logistics - 0.0% ¥
FedEx Corp.
2.63%, 08/01/2022	15	15
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	120	122
3.75%, 07/15/2042	126	132
Pernod-Ricard SA
5.50%, 01/15/2042 - 144A	150	170
Capital Markets - 0.0% ¥
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	161	176
Chemicals - 0.1%
CF Industries, Inc.
7.13%, 05/01/2020 ^	410	513
Commercial Banks - 0.6%
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A	200	221
Credit Suisse
5.40%, 01/14/2020	33	36
Discover Bank
7.00%, 04/15/2020 ^	420	490
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	610	623
HSBC Bank PLC
3.10%, 05/24/2016 - 144A ^	300	313
HSBC Holdings PLC
6.10%, 01/14/2042	105	138
Wells Fargo & Co.
3.50%, 03/08/2022 ^	370	395
Commercial Services & Supplies - 0.1%
UR Merger Sub Corp.
7.63%, 04/15/2022 - 144A	290	308
Containers & Packaging - 0.3%
Rexam PLC
6.75%, 06/01/2013 - 144A	1,121	1,153
Diversified Financial Services - 1.4%
Bank of America Corp.
3.88%, 03/22/2017 ^	195	204
6.50%, 08/01/2016 ^	95	107
7.63%, 06/01/2019	125	152
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	105	116
Citigroup, Inc.
4.45%, 01/10/2017	80	85
4.59%, 12/15/2015 ^	1,270	1,351
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	200	229
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	990	979
JPMorgan Chase Bank NA
6.00%, 10/01/2017	985	1,146
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	200	218

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A * Ž	$240	$235
Diversified Telecommunication Services - 0.2%
AT&T, Inc.
5.35%, 09/01/2040	175	214
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	170	182
Level 3 Financing, Inc.
8.13%, 07/01/2019	53	56
Sprint Capital Corp.
6.88%, 11/15/2028 ^	135	121
Verizon Communications, Inc.
3.50%, 11/01/2021 ^	170	188
6.40%, 02/15/2038	100	138
Electric Utilities - 1.4%
Alabama Power Co.
3.95%, 06/01/2021	200	221
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117	135
8.88%, 11/15/2018 ^	25	33
Duke Energy Carolinas LLC
4.25%, 12/15/2041 ^	125	140
Energy Future Intermediate Holding Co. LLC
/ EFIH Finance, Inc.
10.00%, 12/01/2020 ^	500	551
Florida Power & Light Co.
5.95%, 02/01/2038	150	209
Georgia Power Co.
3.00%, 04/15/2016 ^	365	392
Hydro-Quebec
8.05%, 07/07/2024	1,900	2,848
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	105	134
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	255	300
Enterprise Products Operating LLC
6.13%, 10/15/2039	240	283
Transocean, Inc.
5.05%, 12/15/2016	280	310
6.00%, 03/15/2018	520	599
6.50%, 11/15/2020	146	174
Food & Staples Retailing - 0.0% ¥
Wal-Mart Stores, Inc.
5.63%, 04/01/2040	125	174
Food Products - 0.2%
Kraft Foods Group, Inc.
3.50%, 06/06/2022 - 144A	344	364
5.00%, 06/04/2042 - 144A	48	54
Kraft Foods, Inc.
6.50%, 02/09/2040 ^	220	303
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.25%, 11/15/2015	433	492
Health Care Providers & Services - 0.2%
HCA, Inc.
6.50%, 02/15/2020	48	54
7.25%, 09/15/2020	150	168
Tenet Healthcare Corp.
6.25%, 11/01/2018	165	178
8.88%, 07/01/2019 ^	205	232

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
3.38%, 11/15/2021		$55	$59
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017		410	444
MGM Resorts International
10.38%, 05/15/2014 ^		150	170
11.13%, 11/15/2017		400	447
Wyndham Worldwide Corp.
4.25%, 03/01/2022		240	246
Household Products - 0.1%
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 ^		390	416
7.88%, 08/15/2019		100	110
Independent Power Producers & Energy Traders - 0.0% ¥
Exelon Generation Co., LLC
4.25%, 06/15/2022 - 144A ^		60	62
Insurance - 0.8%
Allianz Finance II BV
5.75%, 07/08/2041 *	EUR	100	116
American International Group, Inc.
3.80%, 03/22/2017		$296	308
4.88%, 06/01/2022		235	250
5.45%, 05/18/2017		165	182
8.18%, 05/15/2058 * ^		25	29
AXA SA
5.25%, 04/16/2040 *	EUR	100	103
Lincoln National Corp.
7.00%, 06/15/2040		$115	141
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A		650	700
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 *	EUR	100	126
Prudential Financial, Inc.
4.75%, 09/17/2015 ^		$560	612
5.38%, 06/21/2020 ^		210	239
XL Group PLC
6.50%, 04/15/2017 * Ž ^		200	174
Machinery - 0.0% ¥
Joy Global, Inc.
5.13%, 10/15/2021		75	83
Media - 1.0%
CBS Corp.
4.63%, 05/15/2018		70	77
8.88%, 05/15/2019		220	298
CCH II LLC
13.50%, 11/30/2016		100	111
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017		240	259
Comcast Corp.
4.65%, 07/15/2042		322	353
6.45%, 03/15/2037 ^		350	456
COX Communications, Inc.
8.38%, 03/01/2039 - 144A		200	301
CSC Holdings LLC
8.50%, 04/15/2014 ^		102	112
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042 ^		75	81

	Principal (000’s)	Value (000’s)
Media (continued)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (continued)
6.38%, 03/01/2041 ^	$165	$201
NBCUniversal Media LLC
4.38%, 04/01/2021	175	198
5.15%, 04/30/2020	175	208
Time Warner Cable, Inc.
5.50%, 09/01/2041 ^	380	443
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017 ^	60	60
Newcrest Finance Pty, Ltd.
4.45%, 11/15/2021 - 144A	125	129
Novelis, Inc.
8.75%, 12/15/2020	250	278
Multiline Retail - 0.2%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016 ^	335	391
7.45%, 07/15/2017 ^	315	388
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016 ^	235	241
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	435	570
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.
5.95%, 09/15/2016 ^	512	591
6.38%, 09/15/2017	258	309
Energy Transfer Partners, LP
6.50%, 02/01/2042	310	353
Enterprise Products Operating LLC
6.30%, 09/15/2017	175	211
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	880	970
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A ^	160	210
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018 ^	500	592
Laredo Petroleum, Inc.
7.38%, 05/01/2022 - 144A	180	190
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	240	238
Marathon Petroleum Corp.
6.50%, 03/01/2041	245	298
MEG Energy Corp.
6.38%, 01/30/2023 - 144A	65	67
6.50%, 03/15/2021 - 144A	150	156
Nexen, Inc.
7.50%, 07/30/2039	95	133
Peabody Energy Corp.
6.25%, 11/15/2021 - 144A ^	135	133
Range Resources Corp.
5.75%, 06/01/2021 ^	40	43
7.25%, 05/01/2018	300	320
Valero Energy Corp.
6.63%, 06/15/2037 ^	90	109
Western Gas Partners, LP
4.00%, 07/01/2022 ^	125	127
5.38%, 06/01/2021	282	317

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 ^	$215	$241
6.00%, 11/15/2041	180	219
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	70	76
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021 ^	170	185
Real Estate Investment Trusts - 0.2%
Ventas Realty, LP
4.75%, 06/01/2021	120	132
Vornado Realty, LP
5.00%, 01/15/2022 ^	410	444
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	270	273
Software - 0.0% ¥
First Data Corp.
8.25%, 01/15/2021 - 144A ^	30	30
Oracle Corp.
5.38%, 07/15/2040	100	132
Specialty Retail - 0.0% ¥
QVC, Inc.
7.50%, 10/01/2019 - 144A	145	161
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
2.38%, 09/08/2016 ^	300	309
4.38%, 07/16/2042	200	210
Cricket Communications, Inc.
7.75%, 05/15/2016	495	525
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	545	642
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	12	13
SBA Tower Trust
5.10%, 04/17/2017 - 144A	650	711
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	220	257

Total Corporate Debt Securities (cost $36,949)		39,078

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Tiers Trust
2.22%, 05/12/2014 - 144A *	740	740
Total Structured Notes Debt (cost $740)
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.16%, 05/30/2013  g	340	340
Total Short-Term U.S. Government Obligation (cost $340)

	Shares	Value (000’s)
PREFERRED STOCK - 0.0% ¥
Diversified Financial Services - 0.0% ¥
Citigroup Capital XIII, 7.88% *^	5,463	150
Total Preferred Stock (cost $144)

	Shares	Value (000’s)
COMMON STOCKS - 59.4%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	32,762	$1,902
United Technologies Corp.	45,156	3,361
Air Freight & Logistics - 0.5%
FedEx Corp.	9,864	891
United Parcel Service, Inc. - Class B	13,366	1,010
Airlines - 0.1%
Southwest Airlines Co.	32,578	299
Auto Components - 0.1%
Johnson Controls, Inc.	17,866	440
Automobiles - 0.2%
General Motors Co. ‡ ^	43,564	859
Beverages - 1.8%
Coca-Cola Co.	60,490	4,888
Coca-Cola Enterprises, Inc.	12,780	375
Constellation Brands, Inc. - Class A ‡	4,789	135
Dr. Pepper Snapple Group, Inc. ^	12,252	558
PepsiCo, Inc.	10,226	744
Biotechnology - 1.1%
Biogen Idec, Inc. ‡	13,429	1,959
Celgene Corp. ‡	27,848	1,906
Vertex Pharmaceuticals, Inc. ‡	4,871	236
Building Products - 0.1%
Masco Corp.	38,896	468
Capital Markets - 1.4%
Ameriprise Financial, Inc.	5,897	305
Bank of New York Mellon Corp.	35,466	755
Goldman Sachs Group, Inc.	11,437	1,154
Invesco, Ltd.	56,367	1,247
State Street Corp.	36,996	1,494
TD Ameritrade Holding Corp. ^	11,846	189
Chemicals - 1.3%
Air Products & Chemicals, Inc.	20,749	1,669
Dow Chemical Co.	19,942	574
E.I. du Pont de Nemours & Co. ^	44,955	2,234
Georgia Gulf Corp. ^	6,369	209
Commercial Banks - 1.8%
Comerica, Inc. ^	6,918	209
First Niagara Financial Group, Inc.	12,372	94
Huntington Bancshares, Inc.	35,570	221
KeyCorp	32,964	263
Regions Financial Corp.	24,338	169
SunTrust Banks, Inc.	30,281	716
SVB Financial Group ‡	1,804	104
Wells Fargo & Co.	141,498	4,785
Communications Equipment - 0.9%
Cisco Systems, Inc.	111,443	1,778
QUALCOMM, Inc.	25,670	1,532
Computers & Peripherals - 3.7%
Apple, Inc. ‡	19,516	11,919
EMC Corp. ‡	18,289	479
Hewlett-Packard Co.	32,508	593
NetApp, Inc. ‡	14,335	468
Construction & Engineering - 0.5%
Fluor Corp.	33,940	1,683
Consumer Finance - 0.8%
American Express Co.	11,391	657
Capital One Financial Corp.	33,227	1,877
Discover Financial Services	8,999	324
Containers & Packaging - 0.1%
Crown Holdings, Inc. ‡	5,666	203
Sealed Air Corp. ^	2,963	48
Diversified Financial Services - 1.3%
Bank of America Corp.	253,089	1,858
Citigroup, Inc.	75,486	2,047
CME Group, Inc. - Class A	9,340	487

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Diversified Financial Services (continued)
IntercontinentalExchange, Inc. ‡	2,550	$335
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	68,947	2,614
Verizon Communications, Inc.	68,327	3,085
Electric Utilities - 1.2%
Exelon Corp.	5,220	204
FirstEnergy Corp.	27,873	1,400
NextEra Energy, Inc.	25,027	1,775
NV Energy, Inc.	39,440	721
Southern Co.	3,505	169
Electrical Equipment - 0.5%
Emerson Electric Co.	37,380	1,786
Electronic Equipment & Instruments - 0.1%
TE Connectivity, Ltd.	6,700	221
Energy Equipment & Services - 1.4%
Baker Hughes, Inc. ^	16,349	757
Ensco PLC - Class A	16,542	899
Halliburton Co.	42,992	1,424
Schlumberger, Ltd.	23,230	1,656
Weatherford International, Ltd. ‡	13,428	162
Food & Staples Retailing - 1.0%
Kroger Co.	57,632	1,278
Safeway, Inc. ^	6,700	104
Walgreen Co.	27,029	983
Wal-Mart Stores, Inc.	15,685	1,167
Food Products - 1.8%
Archer-Daniels-Midland Co.	43,817	1,143
Campbell Soup Co. ^	11,149	369
ConAgra Foods, Inc.	14,890	368
General Mills, Inc.	37,124	1,437
Kellogg Co.	3,594	171
Kraft Foods, Inc. - Class A	73,319	2,912
Tyson Foods, Inc. - Class A	14,613	219
Gas Utilities - 0.0% ¥
UGI Corp.	4,119	126
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	18,853	1,103
Becton Dickinson and Co. ^	711	54
CareFusion Corp. ‡	24,908	608
Covidien PLC	45,008	2,515
Hologic, Inc. ‡	10,822	200
St. Jude Medical, Inc.	2,220	83
Health Care Providers & Services - 1.3%
AmerisourceBergen Corp. - Class A	18,380	730
CIGNA Corp.	9,367	377
Humana, Inc.	15,749	970
McKesson Corp.	2,963	269
UnitedHealth Group, Inc.	45,651	2,332
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	37,347	1,243
Household Durables - 0.4%
D.R. Horton, Inc. ^	13,815	244
Lennar Corp. - Class A ^	7,125	208
NVR, Inc. ‡ ^	253	196
PulteGroup, Inc. ‡ ^	68,753	776
Household Products - 0.6%
Clorox Co.	5,478	398
Energizer Holdings, Inc. ‡ ^	1,453	113
Procter & Gamble Co.	25,557	1,650
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡	10,410	126
Calpine Corp. ‡	20,528	350
Industrial Conglomerates - 1.2%
General Electric Co.	109,341	2,269
Tyco International, Ltd.	37,861	2,080

	Shares	Value (000’s)
Insurance - 1.5%
ACE, Ltd.	13,736	$1,010
Axis Capital Holdings, Ltd.	3,037	100
Berkshire Hathaway, Inc. - Class B ‡	8,757	743
Everest RE Group, Ltd.	5,799	590
Hartford Financial Services Group, Inc.	20,210	332
Loews Corp.	5,094	202
MetLife, Inc.	62,515	1,923
Prudential Financial, Inc.	14,599	705
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. ‡	6,081	1,419
Internet Software & Services - 1.2%
eBay, Inc. ‡	21,128	936
Google, Inc. - Class A ‡	5,661	3,583
IT Services - 1.1%
Cognizant Technology Solutions Corp. - Class A ‡	5,049	287
International Business Machines Corp.	17,264	3,384
Mastercard, Inc. - Class A	1,096	478
Machinery - 0.7%
Cummins, Inc.	4,302	413
Illinois Tool Works, Inc.	3,750	204
PACCAR, Inc. ^	38,039	1,521
SPX Corp.	6,697	407
Media - 2.3%
CBS Corp. - Class B	66,967	2,241
Comcast Corp. - Class A	59,751	1,945
DIRECTV - Class A ‡	11,505	571
DISH Network Corp. - Class A	7,017	216
Time Warner Cable, Inc.	9,751	828
Time Warner, Inc.	67,307	2,633
Metals & Mining - 0.4%
Alcoa, Inc. ^	71,434	605
Freeport-McMoRan Copper & Gold, Inc.	14,870	501
Walter Energy, Inc.	6,135	210
Multiline Retail - 0.5%
Target Corp.	32,730	1,985
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	25,682	541
OGE Energy Corp.	739	39
PG&E Corp.	40,590	1,874
Sempra Energy	14,460	1,018
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	6,733	468
Apache Corp.	6,628	571
Chesapeake Energy Corp. ^	11,250	212
Chevron Corp.	43,562	4,773
EOG Resources, Inc.	8,700	852
Exxon Mobil Corp.	55,958	4,859
Kinder Morgan, Inc.	20,948	750
Marathon Oil Corp.	58,101	1,537
Murphy Oil Corp.	3,252	175
Occidental Petroleum Corp.	27,296	2,375
Peabody Energy Corp. ^	26,513	554
Pioneer Natural Resources Co.	5,187	460
Range Resources Corp. ^	7,471	468
Valero Energy Corp.	27,268	750
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A	3,720	195
Pharmaceuticals - 3.5%
Abbott Laboratories	27,965	1,854
Allergan, Inc.	9,867	810
Johnson & Johnson ^	23,044	1,595
Merck & Co., Inc.	100,342	4,432
Mylan, Inc. ‡	25,154	579
Pfizer, Inc.	149,513	3,594

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	8,513	$625
Apartment Investment & Management Co. - Class A	13,148	361
CBL & Associates Properties, Inc.	16,975	335
Duke Realty Corp. ^	12,156	176
Equity Lifestyle Properties, Inc. - Class A	5,980	430
Essex Property Trust, Inc. ^	1,954	307
Highwoods Properties, Inc. ^	5,936	201
Host Hotels & Resorts, Inc. ^	31,510	463
LaSalle Hotel Properties ^	11,671	306
Liberty Property Trust	10,964	398
National Retail Properties, Inc. ^	7,729	228
Post Properties, Inc.	4,277	221
Public Storage	2,430	362
Sunstone Hotel Investors, Inc. ‡	20,940	210
Weyerhaeuser Co.	18,949	442
Road & Rail - 1.7%
CSX Corp. ^	110,650	2,538
Norfolk Southern Corp.	5,595	414
Union Pacific Corp.	26,281	3,223
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	19,113	678
Applied Materials, Inc.	7,662	83
Broadcom Corp. - Class A ‡	15,186	515
Intel Corp.	45,547	1,170
KLA-Tencor Corp.	2,712	138
LAM Research Corp. ‡	31,493	1,083
LSI Corp. ‡	41,820	289
Marvell Technology Group, Ltd.	22,833	257
ON Semiconductor Corp. ‡	26,597	185
Texas Instruments, Inc.	29,477	803
Software - 2.9%
Adobe Systems, Inc. ‡^	18,439	569
Citrix Systems, Inc. ‡	3,255	237
Microsoft Corp.	192,598	5,676
Oracle Corp.	136,684	4,128
Specialty Retail - 2.0%
AutoZone, Inc. ‡	2,923	1,097
Home Depot, Inc.	52,629	2,746
Lowe's Cos., Inc.	79,985	2,029
TJX Cos., Inc.	27,813	1,232
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	16,067	793
V.F. Corp.	11,488	1,715
Thrifts & Mortgage Finance - 0.0% ¥
People's United Financial, Inc. ^	15,784	181
Tobacco - 1.3%
Altria Group, Inc.	34,979	1,258
Lorillard, Inc.	2,251	290
Philip Morris International, Inc.	34,539	3,158

Total Common Stocks (cost $189,848)		215,611

SHORT-TERM INVESTMENT COMPANY - 1.3%
Capital Markets - 1.3%
BlackRock Provident TempFund 24 à	4,609,310	4,609
Total Short-Term Investment Company (cost $4,609)

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
Eurodollar, Mid-Curve 3-Year Future	$210	$30
Call Strike $99.00
Expires 08/10/2012
Total Purchased Options (cost $11)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	22,921,082	22,921
Total Securities Lending Collateral (cost $22,921)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $3,282 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/01/2025, and with a value of $3,350.	$3,282	3,282
Total Repurchase Agreement (cost $3,282)

Total Investment Securities (cost $380,206) P		410,447
Other Assets and Liabilities - Net		(47,691)

Net Assets		$362,756

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT - (6.0%)
U.S. Government Agency Obligations - (6.0%)
Fannie Mae, TBA
3.50%	$(4,700)	$(4,979)
4.00%	(10,500)	(11,246)
4.50%	(1,900)	(2,055)
5.50%	(600)	(658)
Ginnie Mae, TBA
4.50%	(2,600)	(2,880)

Total Securities Sold Short (proceeds $(21,761))		(21,818)

	Notional Amount (000’s)	Value (000’s)
WRITTEN OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
Eurodollar, Mid-Curve 3-Year Future	$(210)	$(12)
Call Strike $ 99.13
Expires 08/10/2012
Total Written Options (premiums: $(4))

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars (Sold) (000’s)	Net Unrealized (Depreciation) (000’s)
Euro	CITI	(1,730)	10/22/2012	$(2,121)	$(10)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Short	(44)	09/19/2012	$(22)
2-Year U.S. Treasury Note	Long	47	09/28/2012	16
30-Year U.S. Treasury Bond	Long	32	09/19/2012	7
3-Month Canadian Bankers’ Acceptance	Long	28	12/17/2012	(9)
3-Month Canadian Bankers’ Acceptance	Short	(28)	12/16/2013	14
5-Year U.S. Treasury Note	Long	50	09/28/2012	30
German Euro Bund	Short	(19)	09/06/2012	(50)
German Euro Buxl	Short	(3)	09/06/2012	(14)
S&P 500 E-Mini Index	Long	50	09/21/2012	118
Ultra Long U.S. Treasury Bond	Short	(19)	09/19/2012	(112)
				$(22)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
CITI	$(10)	$—	$(10)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $22,071.
g	A portion of these securities, in the amount of $507, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
	Rate shown reflects the yield at 07/31/2012.
*	Floating or variable rate note. Rate is listed as of 07/31/2012.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
à	The investment issuer is affiliated with a sub-adviser of the fund.
P	Aggregate cost for federal income tax purposes is $380,206. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,073 and $5,832, respectively. Net unrealized appreciation for tax purposes is $30,241.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $31,943 or 8.81% of the fund's net assets.
CITI	Citigroup, Inc.
IO	Interest Only
OTC	Over the Counter
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Asset-Backed Securities	$—	$11,187	$—	$11,187
Common Stocks	215,611	—	—	215,611
Corporate Debt Securities	—	39,078	—	39,078
Foreign Government Obligations	—	4,287	—	4,287
Mortgage-Backed Securities	—	22,272	—	22,272
Preferred Corporate Debt Securities	—	889	—	889
Preferred Stock	150	—	—	150
Purchased Options	30	—	—	30
Repurchase Agreement	—	3,282	—	3,282
Securities Lending Collateral	22,921	—	—	22,921
Short-Term Investment Company	4,609	—	—	4,609
Short-Term U.S. Government Obligation	—	340	—	340
Structured Notes Debt	—	740	—	740
U.S. Government Agency Obligations	—	65,542	—	65,542
U.S. Government Obligations	—	19,509	—	19,509

Total	$243,321	$167,126	$—	$410,447

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
U.S. Government Agency Obligations	$—	$(21,818)	$—	$(21,818)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Written Options	$—	$(12)	$—	$(12)

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Futures Contracts—Appreciation	$185	$—	$—	$185
Futures Contracts—Depreciation	(207)	—	—	(207)
Forward Foreign Currency Contracts—Depreciation	—	(10)	—	(10)

Total	$(22)	$(10)	$—	$(32)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% p
Fixed Income - 18.5%
Transamerica Developing Markets Debt	2,249,196	$25,776
Transamerica Emerging Markets Debt	1,742,685	19,170
Transamerica Money Market	7,128,429	7,128
Transamerica Short-Term Bond	3,346,681	34,203
Global/International Equity - 4.2%
Transamerica Developing Markets Equity	462,029	5,161
Transamerica International Small Cap	1,946,212	14,285
Inflation-Protected Securities - 5.8%
Transamerica Real Return TIPS	2,317,727	26,839
Tactical and Specialty - 71.5%
Transamerica Arbitrage Strategy	4,436,846	45,167
Transamerica Bond	6,410,734	65,967
Transamerica Commodity Strategy	3,565,399	34,870
Transamerica Global Allocation	1,344,810	14,416
Transamerica Global Macro ‡	8,813,409	49,972
Transamerica Global Real Estate Securities	2,632,442	33,327
Transamerica Long/Short Strategy ‡	5,662,504	44,847
Transamerica Managed Futures Strategy	4,579,723	44,652

Total Investment Companies (cost $468,666) P		465,780
Other Assets and Liabilities - Net		(17)

Net Assets		$465,763

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $468,666. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,206 and $15,092, respectively. Net unrealized depreciation for tax purposes is $2,886.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Investment Companies	$465,780	$—	$—	$465,780

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.3% p
Global/International Equity - 85.6%
Transamerica Developing Markets Equity	2,251,690	$25,151
Transamerica Emerging Markets	1,240,945	12,807
Transamerica Emerging Markets Equity ‡	349,542	3,205
Transamerica International	4,513,557	38,455
Transamerica International Equity	885,191	12,030
Transamerica International Equity Opportunities	4,768,654	33,190
Transamerica International Small Cap	1,679,235	12,326
Transamerica International Value	2,403,180	15,332
Transamerica International Value Opportunities	4,435,166	37,477
Tactical and Specialty - 14.7%
Transamerica Global Allocation	1,366,026	14,644
Transamerica Global Macro ‡	1,730,104	9,810
Transamerica Global Real Estate Securities	651,196	8,244

Total Investment Companies (cost $245,750) P		222,671
Other Assets and Liabilities - Net		(630)

Net Assets		$222,041

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $245,750. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,082 and $28,161, respectively. Net unrealized depreciation for tax purposes is $23,079.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Investment Companies	$222,671	$—	$—	$222,671

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 88.8%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042		$712	$795
1.75%, 01/15/2028 Ð g		67,029	86,676
2.00%, 01/15/2026		39,254	51,377
2.13%, 02/15/2040 - 02/15/2041		13,662	20,555
2.38%, 01/15/2025 - 01/15/2027		114,438	156,139
2.50%, 01/15/2029 ^ Ðg		74,545	106,863
3.38%, 04/15/2032		647	1,081
3.63%, 04/15/2028 Ð		55,133	87,549
3.88%, 04/15/2029 Ð		52,901	88,125
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 β		33,787	35,495
0.13%, 01/15/2022 Ð		58,538	88,023
0.13%, 07/15/2022		68,858	74,662
0.50%, 04/15/2015		43,056	45,051
0.63%, 07/15/2021 ^ Ðg		101,813	115,224
1.13%, 01/15/2021		16,442	19,201
1.25%, 07/15/2020		58,065	68,399
1.38%, 07/15/2018 ^		26,645	30,826
1.38%, 01/15/2020		25,082	29,561
1.63%, 01/15/2015 - 01/15/2018		49,381	54,270
1.88%, 07/15/2013 - 07/15/2015 β		126,643	135,990
1.88%, 07/15/2019 ^		14,854	17,996
2.00%, 01/15/2014 - 01/15/2016		43,629	47,916
2.00%, 07/15/2014 ^		72,667	77,362
2.13%, 01/15/2019		20,360	24,658
2.38%, 01/15/2017 ^		11,624	13,524
2.63%, 07/15/2017 ^		7,319	8,772

Total U.S. Government Obligations (cost $1,421,875)			1,486,090

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Fannie Mae
0.40%, 08/25/2034 *		104	102
0.93%, 02/25/2041 *		2,579	2,586
1.35%, 10/01/2044 *		37	38
Freddie Mac
0.48%, 02/15/2019 *		934	935

Total U.S. Government Agency Obligations (cost $3,668)			3,661

FOREIGN GOVERNMENT OBLIGATIONS - 5.3%
Australia Government Bond
2.50%, 09/20/2030	AUD	3,600	5,113
3.00%, 09/20/2025		10,700	15,749
4.00%, 08/20/2020		1,200	2,447
Canadian Government Bond
1.50%, 12/01/2044	CAD	4,648	6,186
2.00%, 12/01/2041		329	481
2.75%, 09/01/2016		2,600	2,744
3.00%, 12/01/2036		356	587
4.25%, 12/01/2021		13,081	18,601
Denmark I/L Government Bond
0.10%, 11/15/2023	DKK	14,324	2,518
Italy Buoni Poliennali del Tesoro
5.50%, 09/01/2022	EUR	2,700	3,194
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD	1,100	1,392
2.75%, 11/20/2025 Λ		14,600	19,737
South Africa Government Bond - CPI Linked
2.75%, 01/31/2022	ZAR	22,241	2,982

	Principal (000’s)		Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
U.K. Gilt Inflation Linked
0.38%, 03/22/2062	GBP	565	$995
0.50%, 03/22/2050		341	607
0.63%, 11/22/2042		1,312	2,392
1.25%, 11/22/2055		1,009	2,338

Total Foreign Government Obligations (cost $80,823)			88,063

MORTGAGE-BACKED SECURITIES - 1.3%
Arran Residential Mortgages Funding PLC
Series 2010-1A, Class A1B
1.89%, 05/16/2047-144A *		$129	159
Series 2011-1A, Class A1B
1.89%, 11/19/2047-144A *		2,291	2,826
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2007-3, Class A2
5.66%, 06/10/2049 *		35	35
Series 2007-3, Class A2FL
0.42%, 06/10/2049-144A *		35	34
Series 2007-5, Class A4
5.49%, 02/10/2051		530	612
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033		25	26
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.57%, 03/25/2035 *		555	552
Series 2005-2, Class A2
3.08%, 03/25/2035 *		164	163
Series 2005-5, Class A1
2.24%, 08/25/2035 *		172	171
Series 2005-5, Class A2
2.25%, 08/25/2035 *		318	298
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.23%, 09/25/2035 *		227	217
Series 2005-6, Class A2
2.34%, 09/25/2035 *		281	253
Series 2005-6, Class A3
1.99%, 09/25/2035 *		35	35
Series 2005-11, Class A1A
2.60%, 05/25/2035 *		31	29
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *		400	468
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.54%, 04/25/2035 *		958	663
Series 2005-R2, Class 1AF1
0.59%, 06/25/2035-144A *		198	168
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044-144A		6,700	7,229
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.47%, 06/25/2045 *		377	265

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.64%, 09/25/2035 *	$585	$580
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-CB17, Class A4
5.43%, 12/12/2043	510	577
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 * §	200	233
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.65%, 03/25/2036 *	618	105
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	300	333
Morgan Stanley Capital I, Inc.
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	1,200	1,382
Permanent Master Issuer PLC
Series 2011-1A, Class 1A3
1.80%, 07/15/2042 - 144A *	400	497
RALI Trust
Series 2006-QO6, Class A1
0.43%, 06/25/2046 *	987	382
Sequoia Mortgage Trust
Series 5, Class A
0.95%, 10/19/2026 *	78	73
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.46%, 05/25/2046 *	903	463
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045 *	720	803
Series 2006-C28, Class A4
5.57%, 10/15/2048	400	454
WaMu Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
2.54%, 09/25/2033 *	640	649
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A1
2.65%, 04/25/2036 *	1,729	1,457

Total Mortgage-Backed Securities (cost $21,897)		22,191

ASSET-BACKED SECURITIES - 0.4%
ARES CLO, Ltd.
Series 2006-6RA, Class A1B
0.70%, 03/12/2018 - 144A *	728	719
Countrywide Asset-Backed Certificates
Series 2005-13, Class 3AV3
0.50%, 04/25/2036 *	203	185
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036 *	1,142	746
Duane Street CLO
Series 2005-1A, Class A2
0.72%, 11/08/2017 - 144A *	344	338
Equity One, Inc.
Series 2004-1, Class AV2
0.55%, 04/25/2034 *	46	33

	Principal (000’s)		Value (000’s)
ASSET-BACKED SECURITIES (continued)
Harvest CLO SA
Series I-X, Class A1
1.59%, 03/29/2017 * Ə		$147	$179
Katonah, Ltd.
Series 6A, Class A1A
0.79%, 09/20/2016 - 144A *		656	651
Magi Funding PLC
Series I-A, Class A
1.31%, 04/11/2021 - 144A * Ə		651	764
Magnolia Funding, Ltd.
Series 2010-1A, Class A1
3.00%, 04/20/2017 - 144A Ə		184	227
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036 *		420	230
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.03%, 06/25/2033 *		432	432
SLM Student Loan Trust
Series 2003-6, Class A4
0.67%, 12/17/2018 *		447	446
Series 2010-B, Class A1
2.17%, 08/15/2016 - 144A *		284	285
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A2
0.39%, 05/25/2047 *		900	645
Wood Street CLO BV
Series II-A, Class A1
1.35%, 03/29/2021 - 144A * Ə		227	269

Total Asset-Backed Securities (cost $ 6,521)			6,149

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.0% ∞
Tobacco Settlement Finance Authority - Series A
7.47%, 06/01/2047		660	500
Tobacco Settlement Financing Corp. - Series A
6.00%, 06/01/2023		230	235

Total Municipal Government Obligations (cost $837)			735

CORPORATE DEBT SECURITIES - 4.5%
Capital Markets - 0.6%
Morgan Stanley
1.00%, 03/01/2013 *	EUR	1,000	1,224
2.97%, 05/14/2013 *		$8,800	8,850
Morgan Stanley - Series F
0.91%, 10/18/2016 *		800	706
Commercial Banks - 1.7%
Banco Bradesco SA
2.57%, 05/16/2014 - 144A *		4,600	4,600
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A ^		1,900	1,957
CIT Group, Inc.
5.25%, 04/01/2014 - 144A ^		1,000	1,043
HBOS PLC
0.67%, 09/06/2017 *		9,400	6,899
ICICI Bank, Ltd.
2.22%, 02/24/2014 - 144A *		600	583
Royal Bank of Scotland PLC
2.89%, 08/23/2013 *		7,000	7,063
Societe Generale SA
1.51%, 04/11/2014 - 144A * ^		3,800	3,708

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Commercial Banks (continued)
Turkiye Garanti Bankasi AS
2.96%, 04/20/2016 - 144A *		$500	$473
Consumer Finance - 0.0% ∞
Ally Financial, Inc.
3.67%, 02/11/2014 *		100	101
3.87%, 06/20/2014 *		200	201
SLM Corp.
5.05%, 11/14/2014 ^		300	312
Diversified Financial Services - 1.1%
Credit Agricole Home Loan SFH
1.20%, 07/21/2014 - 144A * §		3,400	3,340
Ford Motor Credit Co., LLC
3.98%, 06/15/2016 - 144A		3,600	3,715
7.50%, 08/01/2012		900	900
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A		600	641
6.75%, 09/01/2016 - 144A		500	549
Merrill Lynch & Co., Inc.
1.40%, 09/27/2012 *	EUR	7,400	9,105
Energy Equipment & Services - 0.1%
Transocean, Inc.
4.95%, 11/15/2015		$2,300	2,496
Insurance - 0.4%
American International Group, Inc.
6.77%, 11/15/2017 - 144^	GBP	227	399
8.18%, 05/15/2058 * ^		$3,650	4,161
8.63%, 05/22/2038 - Reg S * ^	GBP	250	407
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015		$1,093	1,215
Media - 0.2%
CSC Holdings LLC
8.50%, 06/15/2015 ^		3,200	3,344
Metals & Mining - 0.0% ∞
Gerdau Holdings, Inc.
7.00%, 01/20/2020 - 144A ^		200	230
Oil, Gas & Consumable Fuels - 0.4%
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015 - 144A ^		500	532
Gazprom OAO Via GAZ Capital SA - Series 16
7.34%, 04/11/2013 - 144A		300	311
Petrobras International Finance Co.
3.88%, 01/27/2016		3,700	3,846
Petroleos Mexicanos
5.50%, 01/21/2021		800	932
6.50%, 06/02/2041 ^		700	886

Total Corporate Debt Securities (cost $73,407)			74,729

LOAN ASSIGNMENTS - 0.4%
Consumer Finance - 0.3%
Springleaf Financial Funding Co.
5.50%, 05/10/2017 *		4,400	4,187
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc., Tranche B
4.00%, 07/02/2018 *		1,980	1,982

Total Loan Assignments (cost $6,358)			6,169

	Notional Amount (000’s)	Value (000’s)
PURCHASED SWAPTION - 0.0% ∞
Put Options - 0.0% ∞
If exercised the Series receives floating 3 month LIBOR, and pays 3.875%,
European Style	$5,000	$140
Expires 04/14/2014 §
Total Purchased Swaption (cost $254)
PURCHASED STRADDLE SWAPTIONS - 0.0% ∞
Straddle Swaptions - 0.0%3
Call & Put – OTC 3-Month vs. 30-Year
Forward Volatility Agreement §	4,300	344
Exercise Level 0.00% Þ
Expires 09/19/2012
Counterparty: BOA
Call & Put – OTC 3-Month vs. 30-Year
Forward Volatility Agreement §	2,300	179
Exercise Level 0.00% Þ
Expires 12/10/2012
Counterparty: RBS
Call & Put – OTC 3-Month vs. 30-Year
Forward Volatility Agreement §	3,600	281
Exercise Level 0.00% Þ
Expires 12/10/2012
Counterparty: DUB

Total Purchased Straddle Swaptions (cost $878)		804

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% 	136,960,786	136,961
Total Securities Lending Collateral (cost $136,961)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.0% ¥
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $600 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $614.	$600	600
Total Repurchase Agreement (cost $600)

Total Investment Securities (cost $1,754,079) P		1,826,292
Other Assets and Liabilities - Net		(151,873)

Net Assets		$1,674,419

	Principal (000’s)	Value (000’s)
REVERSE REPURCHASE AGREEMENT - (0.6%)
BNP Paribas
0.25% , dated 05/31/2012, to be repurchased at $(10,229) on 10/01/2012.	$(10,220)	$(10,220)
Total Reverse Repurchase Agreement (cost $(10,220))

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

INFLATION FLOOR OPTIONS:

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Floor – OTC CPURNSA Index	DUB	215.95	Maximum of ((1 + 0.000%) [10] – Inflation Adjustment) or 0	03/10/2020	$(1,800)	$(14)	$(4)
Floor – OTC CPURNSA Index	CITI	215.95	Maximum of ((1 + 0.000%) [10] – Inflation Adjustment) or 0	03/12/2020	(7,600)	(64)	(10)
Floor – OTC CPURNSA Index	CITI	216.69	Maximum of ((1 + 0.000%) [10] – Inflation Adjustment) or 0	04/07/2020	(14,200)	(127)	(19)
Floor – OTC CPURNSA Index	CITI	217.97	Maximum of ((1 + 0.000%) [10] – Inflation Adjustment) or 0	09/29/2020	(1,700)	(22)	(3)

						$(227)	$(36)

WRITTEN SWAPTIONS: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)		Value (000’s)
Call - Interest Rate Swap, European Style	JPM	1-Year IRO USD	Receive	0.80%	10/11/2012	$(5,500)	$	(♦ )	$	(♦ )
Call - Interest Rate Swap, European Style	MSC	2-Year IRO USD	Receive	0.92	11/14/2012	(13,400)		(♦ )		(126)
Call - Interest Rate Swap, European Style	MSC	2-Year IRO USD	Receive	1.06	10/11/2012	(11,800)		(♦ )		(145)
Call - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.50	09/24/2012	(14,900)		(128)		(482)
Call - Interest Rate Swap, European Style	CITI	5-Year IRO USD	Receive	1.70	03/18/2013	(7,600)		(90)		(274)
Call - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.70	03/18/2013	(22,900)		(271)		(827)
Put - Interest Rate Swap, European Style	JPM	1-Year IRO USD	Pay	0.80	10/11/2012	(5,500)		(♦ )		(21)
Put - Interest Rate Swap, European Style	MSC	2-Year IRO USD	Pay	0.92	11/14/2012	(13,400)		(♦ )		(1)
Put - Interest Rate Swap, European Style	MSC	2-Year IRO USD	Pay	1.06	10/11/2012	(11,800)		(♦ )		(♦ )
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.50	09/24/2012	(14,900)		(202)		(♦ )
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.70	03/18/2013	(22,900)		(445)		(35)
Put - Interest Rate Swap, European Style	CITI	5-Year IRO USD	Pay	1.70	03/18/2013	(7,600)		(143)		(12)
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	2.00	03/18/2013	(3,100)		(29)		(2)
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	2.85	04/14/2014	(21,200)		(254)		(86)

								$(1,562)		$(2,011)

CENTRALLY CLEARED SWAP AGREEMENTS:

INTEREST RATE SWAP AGREEMENTS—FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized Appreciation (000’s)
3-Month USD-LIBOR	2.50%	12/19/2042	USD	$3,100	$(76)	$(94)	$18

OVER THE COUNTER SWAP AGREEMENTS: p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 07/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (000’s)			Unrealized (Depreciation) (000’s)
Black and Decker Corp., 8.95%, 04/15/2014	2.20%	06/20/2014	CITI	19.34	$3,000	$(114)	$	(♦	)	$(114)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76	09/20/2015	BCLY	40.55	6,000	(64)		(♦	)	(64)
Societe Generale SA, 5.25%, 03/28/2013	1.00	06/20/2014	BCLY	204.40	3,800	76		106		(30)

						$(102)		$106		$(208)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 07/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
20-Year Japan Government Bond, 2.00%, 03/21/2022	1.00%	12/20/2015	RBS	56.90	$600	$8	$9	$(1)
20-Year Japan Government Bond, 2.00%, 03/21/2022	1.00	12/20/2015	BOA	56.90	2,900	40	42	(2)
American International Group, Inc., 6.25%, 05/01/2036	5.00	12/20/2013	DUB	90.65	800	44	(22)	66

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES—SELL PROTECTION (continued):

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 07/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (Depreciation) (000’s)
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00%	06/20/2015	BCLY	88.91	$1,000	$2	$(11)	$13
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	BCLY	88.91	1,000	2	(5)	7
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2015	HSBC	88.91	1,000	2	(8)	10
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2020	DUB	162.94	2,500	(111)	(64)	(47)
Petrobras International Finance Co., 8.38%, 12/10/2018	1.00	09/20/2012	DUB	64.73	300	♦	(♦ )	♦
United Kingdom Gilt, 4.25%, 06/07/2032	1.00	06/20/2015	CITI	16.78	600	14	3	11
United Kingdom Gilt, 4.25%, 06/07/2032	1.00	06/20/2015	DUB	16.78	2,200	50	11	39
United Kingdom Gilt, 4.25%, 06/07/2032	1.00	06/20/2015	DUB	16.78	700	16	2	14
United Kingdom Gilt, 4.25%, 06/07/2032	1.00	12/20/2015	DUB	24.13	900	21	14	7
United Kingdom Gilt, 4.25%, 06/07/2032	1.00	06/20/2016	CITI	33.15	1,000	24	10	14

						$112	$(19)	$131

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)	Unrealized Appreciation (000’s)
Emerging Markets Index - Series 14	5.00%	12/20/2015	UBS	USD	$1,300	$124	$120	$4
Emerging Markets Index - Series 14	5.00	12/20/2015	CITI	USD	1,600	152	138	14
Emerging Markets Index - Series 14	5.00	12/20/2015	RBS	USD	600	57	57	♦
Emerging Markets Index - Series 15	5.00	06/20/2016	BCLY	USD	5,500	575	549	26

						$908	$864	$44

INTEREST RATE SWAP AGREEMENTS—FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)		Premiums Paid (Received) (000’s)			Net Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	1.50%	11/02/2012	BCLY	USD	$1,100	$	♦	$	(♦	)	$	♦
BRL-CDI	10.58	01/02/2014	HSBC	BRL	8,700		145		23			122
BRL-CDI §	9.98	01/02/2014	GSC	BRL	4,500		60		5			55
BRL-CDI §	8.83	01/02/2015	HSBC	BRL	46,000		209		266			(57)
BRL-CDI §	8.26	01/02/2015	UBS	BRL	67,900		(55)		87			(142)
BRL-CDI §	8.63	01/02/2015	MSC	BRL	14,800		39		71			(32)

							$398		$452			$(54)

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	JPM	(42,343)	08/30/2012	$(43,244)	$(1,118)
Brazilian Real	HSBC	2,202	08/02/2012	1,064	10
Brazilian Real	BCLY	2,208	08/02/2012	1,066	11
Brazilian Real	BCLY	(1,822)	08/02/2012	(932)	43
Brazilian Real	BOA	(4,056)	08/02/2012	(1,981)	2
Brazilian Real	GSC	(2,092)	08/02/2012	(1,029)	8
Brazilian Real	UBS	(1,884)	08/02/2012	(937)	19
Brazilian Real	UBS	(817)	08/02/2012	(401)	3

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Brazilian Real	HSBC	3,395	08/02/2012	$1,656	$	(♦ )
Brazilian Real	GSC	2,092	08/02/2012	1,020		(♦ )
Brazilian Real	BCLY	(14,575)	08/02/2012	(7,110)		♦
Brazilian Real	UBS	6,967	08/02/2012	3,399		(♦ )
Brazilian Real	MSC	(1,935)	08/02/2012	(944)		♦
Brazilian Real	BOA	4,056	08/02/2012	1,979		(♦ )
Brazilian Real	HSBC	(1,235)	08/02/2012	(606)		4
Brazilian Real	HSBC	(4,043)	08/02/2012	(2,021)		49
Brazilian Real	HSBC	(318)	08/02/2012	(159)		4
Brazilian Real	BCLY	4,383	08/02/2012	2,148		(9)
Brazilian Real	MSC	2,052	08/02/2012	1,003		(2)
Brazilian Real	MSC	(117)	08/02/2012	(57)		♦
Brazilian Real	BCLY	3,241	08/02/2012	1,560		21
Brazilian Real	BCLY	6,564	08/02/2012	3,140		62
Brazilian Real	UBS	(4,267)	08/02/2012	(2,087)		6
Brazilian Real	UBS	(342)	10/02/2012	(166)		1
Brazilian Real	UBS	1,884	10/02/2012	928		(19)
Brazilian Real	BCLY	(4,383)	10/02/2012	(2,126)		10
Brazilian Real	MSC	(2,052)	10/02/2012	(993)		3
Canadian Dollar	UBS	(28,981)	09/20/2012	(28,194)		(674)
Chinese Yuan Renminbi	JPM	(16,753)	02/01/2013	(2,629)		21
Chinese Yuan Renminbi	BCLY	16,915	02/01/2013	2,683		(49)
Danish Krone	UBS	(14,631)	08/23/2012	(2,495)		74
Euro	UBS	2,485	09/14/2012	3,148		(89)
Euro	BCLY	2,357	09/14/2012	2,978		(77)
Euro	BCLY	908	09/14/2012	1,153		(35)
Euro	JPM	8,048	09/14/2012	10,235		(327)
Euro	CITI	(35,662)	09/14/2012	(44,492)		591
Euro	CITI	2,141	09/14/2012	2,632		3
Euro	UBS	134	09/14/2012	166		(1)
Euro	JPM	(2,658)	09/14/2012	(3,274)		1
Japanese Yen	CITI	(79,081)	09/10/2012	(1,013)		♦
Mexican Peso	HSBC	(80)	08/15/2012	(6)		(♦ )
Mexican Peso	JPM	80	08/15/2012	6		(♦ )
Mexican Peso	HSBC	80	12/03/2012	6		♦
Philippine Peso	CITI	10	10/31/2012	♦		♦
Pound Sterling	JPM	2,109	09/12/2012	3,282		24
Pound Sterling	RBS	(392)	09/12/2012	(608)		(6)
Pound Sterling	BCLY	(1,524)	09/12/2012	(2,389)		♦
Pound Sterling	BCLY	(1,503)	09/12/2012	(2,330)		(27)
Pound Sterling	BNP	(4,009)	09/12/2012	(6,199)		(87)
Pound Sterling	JPM	752	09/12/2012	1,170		9
Republic of Korea Won	BCLY	1,084	09/28/2012	1		♦
Singapore Dollar	RBS	(♦ )	08/03/2012	(♦ )		(♦ )
Singapore Dollar	UBS	♦	08/03/2012	♦		(♦ )
Singapore Dollar	RBS	♦	10/22/2012	♦		♦
South African Rand	BCLY	(23,742)	10/26/2012	(2,861)		26

						$(1,515)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
2-Year U.S. Treasury Note	Long	111	09/28/2012	$1
30-Year U.S. Treasury Bond	Short	(65)	09/19/2012	(181)
30-Year U.S. Treasury Bond	Long	65	09/19/2012	185
90-Day Eurodollar	Long	112	03/16/2015	274
90-Day Eurodollar	Long	44	06/15/2015	110

				$389

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received) Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$567	$(580)	$(13)
BNP	(87)	—	(87)
BOA	386	(400)	(14)
CITI	352	(350)	2
DUB	(1,135)	1,028	(107)
GSC	68	(20)	48
HSBC	423	(480)	(57)
JPM	(1,411)	1,493	82
MSC	(232)	(1,650)	(1,882)
RBS	238	—	238
UBS	(611)	—	(611)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

g	A portion of these securities, in the amount of $443, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
Ð	Security is subject to dollar roll transactions.
^	All or a portion of this security is on loan. The value of all securities on loan is $134,188.
β	A portion of these securities, in the amount of $2,521, has been segregated as collateral with the custodian for open swaps, swaptions, and/or forward foreign currency contracts.
*	Floating or variable rate note. Rate is listed as of 07/31/2012.
Ə	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,439, or 0.09% of the fund’s net assets.
∞	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $1,754,079. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $78,041 and $5,828, respectively. Net unrealized appreciation for tax purposes is $72,213.
♦	Amount is less than 1.
§	Illiquid. Total aggregate market value of illiquid securities is $4,517, or 0.27% of the fund's net assets, and total aggregate market value of illiquid derivatives is $253, or 0.02% of the fund's net assets.
Þ	Exercise level and final premium determined on a future date, based upon implied volatility parameters.
p	Cash, in the amount of $3,480, has been pledged by the broker as collateral for open swaps, swaptions, and/or forward foreign currency contracts.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $36,247, or 2.16% of the fund's net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citibank, Inc.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IRO	Interest Rate Option
JPM	JP Morgan Chase & Co.
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over The Counter
RBS	Royal Bank of Scotland PLC
UBS	UBS Warburg

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar
ZAR	South African Rand

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Asset-Backed Securities	$—	$5,922	$227	$6,149
Corporate Debt Securities	—	74,729	—	74,729
Foreign Government Obligations	—	88,063	—	88,063
Loan Assignments	—	6,169	—	6,169
Mortgage-Backed Securities	—	22,191	—	22,191
Municipal Government Obligations	—	735	—	735
Purchased Straddle Swaptions	—	804	—	804
Purchased Swaption	140	—	—	140
Repurchase Agreement	—	600	—	600
Securities Lending Collateral	136,961	—	—	136,961
U.S. Government Agency Obligations	—	3,661	—	3,661
U.S. Government Obligations	—	1,486,090	—	1,486,090

Total	$137,101	$1,688,964	$227	$1,826,292

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Inflation Floor Options	$—	$(36)	$—	$(36)
Reverse Repurchase Agreement	—	(10,220)	—	(10,220)
Written Swaptions	—	(2,011)	—	(2,011)

Total	$—	$(12,267)	$—	$(12,267)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Real Return TIPS

(formerly, Transamerica PIMCO Real Return TIPS)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands)(continued): '

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Futures Contracts - Appreciation	$570	$—	$—	$570
Futures Contracts - Depreciation	(181)	—	—	(181)
Credit Default Swap - Appreciation	—	225	—	225
Credit Default Swap - Depreciation	—	(258)	—	(258)
Forward Foreign Currency Contracts - Appreciation	—	1,005	—	1,005
Forward Foreign Currency Contracts - Depreciation	—	(2,520)	—	(2,520)
Interest Rate Swaps - Appreciation	—	195	—	195
Interest Rate Swaps - Depreciation	—	(231)	—	(231)

Total	$389	($1,584)	$—	($1,195)

Level 3 Rollforward—Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3 ψ	Transfers out of Level 3	Ending Balance at 07/31/2012 ₪	Net Change in Unrealized (Depreciation) on Investments Held at 07/31/2012 ƒ
Asset – Backed Securities	$—	$—	$—	$—	$—	$—	$227	$—	$227	$(32)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized (Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or becomes categorized as Level 3 at period end.
ψ	Transferred into Level 3 because of unavailability of observable inputs.
₪	Total aggregate market value of Level 3 is 0.01% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of net assets in the aggregate.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Select Equity

(formerly, Transamerica ICAP Select Equity)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 97.8%
Aerospace & Defense - 4.5%
Honeywell International, Inc.	911,400	$52,907
Auto Components - 2.6%
Johnson Controls, Inc.	1,222,900	30,144
Chemicals - 3.3%
Monsanto Co.	450,700	38,589
Commercial Banks - 5.5%
BB&T Corp.	1,000,050	31,372
Wells Fargo & Co.	959,050	32,425
Communications Equipment - 3.6%
Cisco Systems, Inc.	2,596,000	41,406
Consumer Finance - 3.2%
Capital One Financial Corp.	661,600	37,374
Diversified Financial Services - 5.8%
Citigroup, Inc.	1,350,400	36,637
JPMorgan Chase & Co.	847,450	30,508
Food Products - 2.1%
Archer-Daniels-Midland Co.	938,600	24,488
Health Care Equipment & Supplies - 6.1%
Baxter International, Inc.	632,700	37,020
Covidien PLC	602,550	33,670
Health Care Providers & Services - 2.3%
McKesson Corp.	291,900	26,484
Household Products - 2.7%
Procter & Gamble Co.	488,000	31,496
Industrial Conglomerates - 3.9%
General Electric Co.	2,184,150	45,321
Machinery - 1.5%
Cummins, Inc.	182,950	17,545
Media - 9.7%
Time Warner, Inc.	1,794,000	70,181
Viacom, Inc. - Class B	908,300	42,427
Metals & Mining - 2.4%
Barrick Gold Corp.	838,500	27,570
Oil, Gas & Consumable Fuels - 13.1%
EnCana Corp. ^	884,300	19,676
Exxon Mobil Corp.	555,800	48,271

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	479,400	$41,722
Phillips 66	601,550	22,618
Southwestern Energy Co. ‡ ^	646,600	21,499
Pharmaceuticals - 10.6%
Johnson & Johnson ^	626,650	43,377
Pfizer, Inc.	3,341,350	80,326
Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.	2,081,800	22,671
Texas Instruments, Inc.	1,665,700	45,373
Software - 4.2%
Microsoft Corp.	1,657,050	48,833
Wireless Telecommunication Services - 4.9%
Vodafone Group PLC ADR	1,986,050	57,099

Total Common Stocks (cost $1,064,052)		1,139,029

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	50,481,628	50,482
Total Securities Lending Collateral (cost $50,482)
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $28,296 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $28,862.	$28,296	28,296
Total Repurchase Agreement (cost $28,296)

Total Investment Securities (cost $1,142,830) P		1,217,807
Other Assets and Liabilities - Net		(52,040)

Net Assets		$1,165,767

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $49,383.
‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $1,142,830. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $102,137 and $27,160, respectively. Net unrealized appreciation for tax purposes is $74,977.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Common Stocks	$1,139,029	$—	$—	$1,139,029
Repurchase Agreement	—	28,296	—	28,296
Securities Lending Collateral	50,482	—	—	50,482
Total	$1,189,511	$28,296	$—	$1,217,807

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% ¥
Freddie Mac
2.52%, 08/01/2037 *	$897	$951
Total U.S. Government Agency Obligation (cost $909)
MORTGAGE-BACKED SECURITIES - 22.7%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	6,895	7,182
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	13,311	13,499
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	20,611	21,125
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	22,047	23,294
Series 2007-1A, Class B
5.54%, 04/15/2037 - 144A	4,750	5,002
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	14,550	15,291
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A	9,755	10,217
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A	5,269	5,430
Series 2010-R6, Class 3A1
6.25%, 09/26/2037 - 144A	4,541	4,763
Series 2010-R6, Class 4A1
2.76%, 07/26/2035 - 144A *	4,078	4,007
Series 2011-R1, Class A1
4.00%, 08/26/2036 - 144A *	1,888	1,892
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	8,540	8,620
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A *	1,718	1,743
Series 2009-RR3, Class 2A1
4.86%, 05/26/2037 - 144A *	4,122	4,156
Series 2009-RR6, Class 2A1
3.37%, 08/26/2035 - 144A *	8,585	7,653
Series 2009-RR10, Class 2A1
2.91%, 08/26/2035 - 144A *	3,366	3,259
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	5,026	5,053
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A *	2,463	2,497
Series 2009-RR13, Class 2A3
5.56%, 02/26/2036 - 144A *	4,673	4,783
Series 2009-RR13, Class 3A3
5.41%, 05/26/2036 - 144A *	10,975	11,160
Series 2009-RR13, Class 7A1
5.25%, 10/26/2036 - 144A *	91	91
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A *	12,337	12,752
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	7,589	7,831
Series 2010-RR6, Class 15A5
5.50%, 12/26/2036 - 144A *	3,561	3,598

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A *	$2,572	$2,632
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	8,739	8,816
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A *	2,460	2,437
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 - 144A	9,212	9,566
Series 2011-RR1, Class 5A1
3.00%, 09/28/2036 - 144A *	2,537	2,524
Series 2012-RR2, Class 7A3
4.71%, 09/26/2035 - 144A *	9,541	9,549
Series 2012-RR4, Class 2A5
2.47%, 04/26/2037 - 144A	12,142	12,006
Series 2012-RR5, Class 6A1
2.75%, 10/26/2035 *	12,379	12,310
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	9,340	9,944
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 - 144A	10,031	10,549
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 - 144A	4,900	5,035
Citigroup Mortgage Loan Trust, Inc.
Series 2009-10, Class 6A1
5.45%, 09/25/2034 - 144A *	4,866	5,018
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	18,404	18,882
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	16,136	16,611
Series 2010-8, Class 6A62
3.50%, 12/25/2036 - 144A	9,957	10,175
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	7,188	7,355
Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class AAB
5.34%, 02/15/2040	12,862	13,449
Series 2007-C4, Class AAB
5.77%, 09/15/2039 *	11,850	12,776
Series 2009-12R, Class 36A1
5.14%, 06/27/2036 - 144A *	5,876	5,884
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	4,334	4,435
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	16,427	16,215
Series 2010-1R, Class 40A1
5.00%, 04/27/2036 - 144A	2,536	2,579
Series 2010-12R, Class 10A1
4.50%, 11/26/2036 - 144A *	4,591	4,632
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	10,034	10,183
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 - 144A *	13,332	13,126

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 - 144A *	$7,083	$7,105
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A *	8,427	8,341
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	8,596	8,811
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 - 144A *	8,250	8,435
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A3
1.46%, 03/06/2020 - 144A *	5,780	5,710
Series 2007-EOP, Class B
1.73%, 03/06/2020 - 144A *	11,300	11,162
Series 2007-EOP, Class E
2.48%, 03/06/2020 - 144A *	20,000	19,789
Impac CMB Trust
Series 2007-A, Class A
0.50%, 05/25/2037 *	12,950	11,404
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.42%, 12/26/2037 - 144A *	3,914	3,906
Series 2009-R2, Class 3A
2.80%, 01/26/2047 - 144A *	2,706	2,673
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	1,650	1,699
Series 2009-R7, Class 11A1
2.76%, 03/26/2037 - 144A *	3,600	3,439
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A *	1,902	1,873
Series 2009-R7, Class 1A1
4.88%, 02/26/2036 - 144A *	1,958	1,867
Series 2009-R7, Class 4A1
2.72%, 09/26/2034 - 144A *	2,706	2,536
Series 2009-R9, Class 1A1
2.59%, 08/26/2046 - 144A *	10,190	10,025
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	8,825	9,100
Series 2010-R3, Class 1A1
3.14%, 03/21/2036 - 144A *	6,339	6,433
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	6,463	6,538
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 - 144A	5,171	5,166
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class ASB
5.86%, 02/15/2051	6,915	7,526
Series 2007-CB19, Class ASB
5.72%, 02/12/2049 *	9,468	10,288
Series 2007-LD11, Class ASB
5.82%, 06/15/2049 *	16,336	17,661
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.43%, 01/27/2047 - 144A *	2,722	2,765
Series 2009-11, Class 1A1
2.90%, 02/26/2037 - 144A *	7,199	6,961
Series 2010-4, Class 7A1
4.25%, 08/26/2035 - 144A *	9,736	9,507

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Re-REMIC (continued)
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A *	$10,814	$10,862
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 *	12,585	13,192
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	9,794	10,325
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	27,960	29,422
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 - 144A	14,296	13,725
RBSCF Trust
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 - 144A *	13,000	14,571
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 - 144A	10,071	10,555
RREF 2012 LT1 LLC
Series 2012-LT1A, Class A
4.75%, 02/15/2025 - 144A	6,065	6,087
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	7,660	7,702
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	1,374	1,396
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
4.93%, 09/27/2035 - 144A *	7,973	7,837
Series 2010-RR4, Class 1A1
5.19%, 12/27/2046 - 144A *	7,951	8,004

Total Mortgage-Backed Securities (cost $730,980)		735,984

ASSET-BACKED SECURITIES - 6.6%
AH Mortgage Advance Trust
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	28,890	29,228
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	20,300	20,542
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class C
2.64%, 10/10/2017	7,500	7,678
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.63%, 12/25/2033 *	6,848	6,066
DT Auto Owner Trust
Series 2009-1, Class C
10.75%, 10/15/2015 - 144A	2,257	2,288
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.49%, 03/20/2036 *	23,721	20,736
Series 2007-1, Class A4
0.61%, 03/20/2036 *	9,352	7,826

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030 - 144A	$19,400	$19,400
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 - 144A	5,984	6,078
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 - 144A	5,000	5,077
Sierra Receivables Funding Co. LLC
Series 2012-2A, Class A
2.38%, 03/20/2029 - 144A	13,400	13,406
Sierra Receivables Funding Co., LLC
Series 2007-1A, Class A2
0.40%, 03/20/2019 - 144A *	1,919	1,877
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	6,048	6,138
Series 2011-3A, Class A
3.37%, 07/20/2028 - 144A	7,728	7,872
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	13,626	13,647
Series 2012-1A, Class B
3.11%, 06/15/2017 - 144A	1,440	1,446
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	17,791	18,469
Tax Liens Securitization Trust
Series 2010-1A, Class 2A2
2.00%, 04/15/2018 - 144A Ә	1,690	1,691
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.65%, 10/15/2015 - 144A *	25,520	25,799

Total Asset-Backed Securities (cost $ 213,038)		215,264

MUNICIPAL GOVERNMENT OBLIGATION - 0.6%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §	16,950	18,495
Total Municipal Government Obligation (cost $16,950)
CORPORATE DEBT SECURITIES - 65.8%
Aerospace & Defense - 0.8%
Exelis, Inc.
4.25%, 10/01/2016	25,000	25,840
Airlines - 2.9%
AirTran Airways Pass-Through Trust
Series 1999-1
10.41%, 04/01/2017 - 144A	22,830	26,768
America West Airlines Pass-Through Trust
Series 1999-1, Class 991G
7.93%, 01/02/2019	3,314	3,488
Series 2000-1, Class G
8.06%, 07/02/2020	11,495	12,185
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015 ^	6,087	6,270
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class 1A
6.20%, 07/02/2018 ^	20,598	22,246

	Principal (000’s)	Value (000’s)
Airlines (continued)
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G1
1.22%, 05/20/2014 * ^	$738	$701
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	20,276	23,141
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 ^	BRL21,570	11,921
Coca-Cola Bottling Co. Consolidated
5.00%, 06/15/2016	$7,650	8,456
Capital Markets - 1.8%
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A	25,590	27,617
Morgan Stanley
0.94%, 10/15/2015 *	19,060	17,409
4.00%, 07/24/2015	14,850	15,012
Chemicals - 0.4%
NOVA Chemicals Corp.
3.86%, 11/15/2013 * ^	13,999	13,982
Commercial Banks - 9.5%
Banco Santander Chile
2.88%, 11/13/2012 - 144A	26,595	26,590
Barclays Bank PLC
2.75%, 02/23/2015 ^	19,570	19,831
BBVA US Senior SAU
2.59%, 05/16/2014 *	10,990	10,321
3.25%, 05/16/2014 ^	14,558	13,967
CIT Group, Inc.
4.75%, 02/15/2015 - 144A ^	14,580	15,165
Export-Import Bank of Korea
4.00%, 01/11/2017 ^	13,900	14,893
First Horizon National Corp.
5.38%, 12/15/2015	11,645	12,431
First Tennessee Bank NA
5.05%, 01/15/2015	15,609	16,128
ICICI Bank, Ltd.
6.63%, 10/03/2012 - 144A	24,850	25,018
Korea Development Bank
8.00%, 01/23/2014	3,000	3,268
Nordea Bank AB
2.25%, 03/20/2015 - 144A	15,800	16,010
Regions Financial Corp.
7.75%, 11/10/2014 ^	13,000	14,300
Royal Bank of Scotland PLC
2.89%, 08/23/2013 * ^	26,415	26,655
3.25%, 01/11/2014 ^	5,000	5,073
US Bancorp
3.44%, 02/01/2016 ^	30,000	31,665
Wachovia Corp.
0.79%, 10/28/2015 *	32,745	31,660
Zions Bancorporation
7.75%, 09/23/2014 ^	19,186	20,905
Commercial Services & Supplies - 1.2%
Hutchison Whampoa International 03/13, Ltd.
6.50%, 02/13/2013 - 144A	13,810	14,196
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A	9,600	10,127
KAR Auction Services, Inc.
4.45%, 05/01/2014 *	14,785	14,730

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Construction Materials - 0.1%
CRH America, Inc.
5.30%, 10/15/2013	$4,600	$4,805
Vulcan Materials Co.
6.30%, 06/15/2013	2	2
Consumer Finance - 0.4%
Ally Financial, Inc.
6.75%, 12/01/2014 ^	13,360	14,412
Containers & Packaging - 0.5%
Rexam PLC
6.75%, 06/01/2013 - 144A	16,424	16,892
Distributors - 1.0%
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	29,555	31,230
Diversified Financial Services - 9.1%
Bank of America Corp.
4.75%, 08/15/2013 ^	4,400	4,504
5.63%, 10/14/2016	19,940	21,786
Citigroup, Inc.
2.25%, 08/07/2015	17,220	17,184
2.65%, 03/02/2015 ^	15,000	15,116
Ford Motor Credit Co., LLC
3.98%, 06/15/2016 - 144A	3,700	3,819
4.21%, 04/15/2016 - 144A	19,700	20,395
7.00%, 04/15/2015 ^	7,900	8,789
General Electric Capital Corp.
1.63%, 07/02/2015	25,000	25,267
Harley-Davidson Funding Corp.
5.75%, 12/15/2014 - 144A	24,000	25,983
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	25,820	27,563
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	17,085	16,889
Lazard Group LLC
7.13%, 05/15/2015	4,160	4,563
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	13,930	13,530
Murray Street Investment Trust I
4.65%, 03/09/2017 *	16,866	17,337
NASDAQ OMX Group, Inc.
4.00%, 01/15/2015	5,000	5,184
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015 - 144A	6,000	6,273
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	1,404	1,411
Stone Street Trust
5.90%, 12/15/2015 - 144A	29,415	30,455
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	25,000	26,656
Diversified Telecommunication Services - 3.3%
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	25,255	26,295
Qwest Communications International, Inc.
8.00%, 10/01/2015 ^	24,950	26,229
Telecom Italia Capital SA
6.18%, 06/18/2014 ^	26,189	26,582
Telefonica Emisiones SAU
0.77%, 02/04/2013 *	24,565	24,209
2.58%, 04/26/2013	5,000	4,975

	Principal (000’s)	Value (000’s)
Electronic Equipment & Instruments - 0.6%
Avnet, Inc.
6.00%, 09/01/2015	$7,000	$7,702
6.63%, 09/15/2016	11,279	12,889
Energy Equipment & Services - 1.8%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	2,300	2,577
DCP Midstream Operating, LP
3.25%, 10/01/2015 ^	24,545	25,109
Korea National Oil Corp.
5.38%, 07/30/2014 - 144A	15,830	16,926
Transocean, Inc.
5.05%, 12/15/2016	13,975	15,472
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp.
6.25%, 11/15/2015	8,603	9,768
Covidien International Finance SA
1.35%, 05/29/2015 ^	15,000	15,158
Health Care Providers & Services - 0.2%
Owens & Minor, Inc.
6.35%, 04/15/2016	4,890	5,361
Hotels, Restaurants & Leisure - 0.4%
MGM Resorts International
5.88%, 02/27/2014 ^	12,460	12,772
Household Durables - 0.7%
Maytag Corp.
6.45%, 08/15/2014	21,506	22,890
Independent Power Producers & Energy Traders - 0.5%
TransAlta Corp.
4.75%, 01/15/2015	15,420	16,168
Industrial Conglomerates - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 07/11/2014 - 144A	3,000	3,005
Insurance - 3.5%
21st Century Insurance Group
5.90%, 12/15/2013 ^	6,570	6,881
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/2014 ^	8,956	9,530
Fidelity National Financial, Inc.
5.25%, 03/15/2013	13,289	13,505
Liberty Mutual Group, Inc.
5.75%, 03/15/2014 - 144A	19,200	20,270
Prudential Covered Trust Series 2012-1
3.00%, 09/30/2015 - 144A ^	33,300	33,982
Transatlantic Holdings, Inc.
5.75%, 12/14/2015 ^	25,760	28,453
IT Services - 0.5%
Affiliated Computer Services, Inc.
5.20%, 06/01/2015	16,300	17,577
Metals & Mining - 2.6%
Anglo American Capital PLC
9.38%, 04/08/2014 - 144A	12,156	13,701
ArcelorMittal
3.75%, 02/25/2015 ^	20,000	20,224
Vale Overseas, Ltd.
6.25%, 01/11/2016	27,000	30,366
Xstrata Finance Canada, Ltd.
2.85%, 11/10/2014 - 144A	19,960	20,496

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Multi-Utilities - 0.7%
Black Hills Corp.
6.50%, 05/15/2013 ^	$9,290	$9,648
9.00%, 05/15/2014	12,521	14,009
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	17,450	20,193
Chesapeake Energy Corp.
9.50%, 02/15/2015 ^	9,465	10,175
Empresa Nacional del Petroleo
6.75%, 11/15/2012 - 144A	12,938	13,109
Energy Transfer Partners, LP
6.00%, 07/01/2013 ^	16,796	17,497
8.50%, 04/15/2014	10,358	11,465
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	25,395	28,011
KazMunayGas National Co.
8.38%, 07/02/2013 - 144A	23,000	24,262
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	26,270	28,591
Petrobras International Finance Co. - Pifco
2.88%, 02/06/2015 ^	11,930	12,199
3.50%, 02/06/2017 ^	17,000	17,561
Petrohawk Energy Corp.
7.25%, 08/15/2018	27,585	31,215
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 - 144A	28,202	30,599
Tengizchevoil Finance Co. SARL
6.12%, 11/15/2014 - 144A	13,363	14,049
Paper & Forest Products - 1.0%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013 ^	9,400	9,686
Georgia-Pacific LLC
8.25%, 05/01/2016 - 144A	20,015	21,732
Pharmaceuticals - 0.5%
Hospira, Inc.
6.40%, 05/15/2015 ^	15,244	16,945
Professional Services - 0.8%
Block Financial LLC
7.88%, 01/15/2013	26,495	27,114
Real Estate Investment Trusts - 4.2%
BRE Properties, Inc.
4.70%, 03/17/2014	7,000	7,275
Digital Realty Trust, LP
4.50%, 07/15/2015	14,200	15,028
Duke Realty, LP
6.25%, 05/15/2013	1	1
Healthcare Realty Trust, Inc.
5.13%, 04/01/2014 ^	13,456	14,056
Hospitality Properties Trust
7.88%, 08/15/2014	10,000	10,801
Kilroy Realty, LP
5.00%, 11/03/2015 ^	14,130	15,161
National Retail Properties, Inc.
6.15%, 12/15/2015 ^	14,850	16,513
6.25%, 06/15/2014	9,958	10,565
UDR, Inc.
5.13%, 01/15/2014	4,900	5,113
5.50%, 04/01/2014	5,500	5,788
6.05%, 06/01/2013	6,080	6,277

	Principal (000’s)	Value (000’s)
Real Estate Investment Trusts (continued)
WEA Finance LLC / WT Finance AUST Pty, Ltd.
5.75%, 09/02/2015 - 144A	$17,000	$18,633
7.50%, 06/02/2014 - 144A ^	6,722	7,333
WT Finance AUST Pty, Ltd. / Westfield
Capital / WEA Finance LLC
5.13%, 11/15/2014 - 144A	5,170	5,485
Real Estate Management & Development - 1.3%
Post Apartment Homes, LP
6.30%, 06/01/2013	17,965	18,532
Retail Property Trust
7.18%, 09/01/2013 - 144A	16,445	17,361
Weyerhaeuser Real Estate Co.
6.12%, 09/17/2012 - 144A	7,000	7,028
Trading Companies & Distributors - 0.8%
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A	24,175	25,263
Transportation Infrastructure - 1.7%
BAA Funding, Ltd.
2.50%, 06/25/2015 - 144A	24,000	24,465
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.13%, 05/11/2015 - 144A	30,070	30,376
Wireless Telecommunication Services - 3.4%
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	12,000	12,257
4.52%, 01/15/2015 - 144A	15,870	16,675
Nextel Communications, Inc.Series D
7.38%, 08/01/2015 ^	10,000	10,075
Richland Towers Funding LLC /
Management Funding / RTM Boston /
Seattle Funding
4.61%, 03/15/2016 - 144A	11,746	12,215
SBA Tower Trust
4.25%, 04/15/2015 - 144A	29,090	30,380
WCP Wireless Site Funding / WCP Wireless
Site RE Funding / WCP Wireless Site Non
4.14%, 11/15/2015 - 144A	27,539	28,473

Total Corporate Debt Securities (cost $ 2,102,794)		2,136,275

LOAN ASSIGNMENTS - 3.3%
Diversified Telecommunication Services - 0.3%
Windstream Corp., Tranche B
- , 12/17/2015 *	10,000	9,940
Food Products - 0.4%
Michael Foods Group, Inc., Tranche B
4.25%, 02/23/2018 § *	14,541	14,499
Health Care Providers & Services - 0.4%
HCA, Inc., Tranche B2
3.71%, 03/31/2017 § *	13,500	13,285
Hotels, Restaurants & Leisure - 0.5%
Dunkin’ Brands, Inc.
- , 11/23/2017 § *	2,996	2,978
Scientific Games International, Inc., Tranche B1
3.00%, 06/30/2015 §	11,933	11,822
IT Services - 0.4%
SunGard Data Systems, Inc.
3.75%, 02/28/2014 § *	8,503	8,493

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
IT Services (continued)
SunGard Data Systems, Inc., Tranche B
3.94%, 02/28/2016 § *	$6,000	$5,997
Media - 0.9%
CSC Holdings, Inc., Tranche B2
1.99%, 03/29/2016 § *	13,926	13,891
Visant Corp., Tranche B
5.25%, 12/22/2016 § *	13,208	12,811
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.
8.50%, 12/01/2017 § *	4,500	4,484
Personal Products - 0.3%
Revlon Consumer Products Corp., Tranche B
4.75%, 11/17/2017 § *	9,950	9,900

Total Loan Assignments (cost $ 108,108)		108,100

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% 	123,661,273	123,661
Total Securities Lending Collateral (cost $ 123,661)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $33,465 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 3.07% - 3.50%, due 05/01/2041 - 01/01/2042, and with a total value of $34,138.	$33,465	$33,465
Total Repurchase Agreement (cost $ 33,465)

Total Investment Securities (cost $3,329,905) P		3,372,195
Other Assets and Liabilities - Net		(122,465)

Net Assets		$3,249,730

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

All or a portion of this security represents unsettled loan commitment at 07/31/2012 where the rate will be determined at time of settlement.
¥	Percentage rounds to less than 0.1%.
*	Floating or variable rate note. Rate is listed as of 07/31/2012.
§	Illiquid. Total aggregate market value of illiquid securities is $116,655, or 3.70% of the fund’s net assets.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,691, or 0.05% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $121,129.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $3,329,905. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $52,599 and $10,309, respectively. Net unrealized appreciation for tax purposes is $42,290.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $1,683,053, or 51.77% of the fund's net assets.
BRL	Brazilian Real
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Exchange)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Short-Term Bond

(formerly, Transamerica AEGON Short-Term Bond)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Asset-Backed Securities	$—	$215,264	$—	$215,264
Corporate Debt Securities	—	2,136,275	—	2,136,275
Loan Assignments	—	108,100	—	108,100
Mortgage-Backed Securities	—	735,984	—	735,984
Municipal Government Obligation	—	18,495	—	18,495
Repurchase Agreement	—	33,465	—	33,465
Securities Lending Collateral	123,661	—	—	123,661
U.S. Government Agency Obligation	—	951	—	951
Total	$123,661	$3,248,534	$—	$3,372,195

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 95.3%
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. ‡	298,078	$1,440
Airlines - 0.7%
SkyWest, Inc.	257,483	1,802
Automobiles - 1.5%
Thor Industries, Inc.	131,221	3,770
Capital Markets - 5.2%
Ares Capital Corp.	363,847	6,050
Investment Technology Group, Inc. ‡	164,980	1,366
Knight Capital Group, Inc. - Class A ‡	133,642	1,381
Waddell & Reed Financial, Inc. - Class A	141,103	4,105
Chemicals - 0.7%
RPM International, Inc.	69,540	1,843
Commercial Banks - 10.0%
BancorpSouth, Inc.	218,497	3,166
Bank of Hawaii Corp.	76,059	3,553
BBCN Bancorp, Inc. ‡	349,841	3,967
Community Bank System, Inc.	124,726	3,431
Cullen/Frost Bankers, Inc.	44,290	2,450
FNB Corp.	299,628	3,260
Hancock Holding Co.	107,993	3,292
Trustmark Corp.	78,117	1,889
Commercial Services & Supplies - 3.8%
American Reprographics Co. ‡	365,538	1,597
Deluxe Corp.	220,114	6,234
Ennis, Inc.	112,241	1,610
Communications Equipment - 3.8%
Black Box Corp.	136,174	3,627
Oplink Communications, Inc. ‡	235,379	3,121
Plantronics, Inc.	78,961	2,592
Construction & Engineering - 2.8%
Aegion Corp. - Class A ‡	117,545	2,045
Granite Construction, Inc.	37,393	968
Tutor Perini Corp. ‡	336,949	3,829
Consumer Finance - 2.1%
World Acceptance Corp. ‡	72,070	5,136
Containers & Packaging - 2.2%
Greif, Inc. - Class A	53,826	2,329
Sonoco Products Co.	102,187	3,096
Diversified Financial Services - 0.5%
Fifth Street Finance Corp.	130,875	1,323
Electric Utilities - 2.8%
Empire District Electric Co.	142,871	3,072
Portland General Electric Co.	149,542	4,072
Electrical Equipment - 3.3%
EnerSys, Inc. ‡	84,518	2,886
Franklin Electric Co., Inc.	37,303	2,104
GrafTech International, Ltd. ‡	299,917	3,135
Electronic Equipment & Instruments - 4.6%
Anixter International, Inc.	30,264	1,722
Benchmark Electronics, Inc. ‡	134,142	2,114
CTS Corp.	257,137	2,289
Park Electrochemical Corp.	130,976	3,538
Plexus Corp. ‡	72,481	2,082
Energy Equipment & Services - 1.8%
Bristow Group, Inc.	97,426	4,459
Food & Staples Retailing - 1.0%
Nash Finch Co.	123,824	2,372
Food Products - 0.9%
Sensient Technologies Corp.	63,564	2,253
Gas Utilities - 1.9%
Atmos Energy Corp.	128,995	4,624
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	125,143	3,273
Symmetry Medical, Inc. ‡	404,011	3,131

	Shares	Value (000’s)
Health Care Providers & Services - 2.6%
Amsurg Corp. - Class A ‡	68,608	$2,027
Kindred Healthcare, Inc. ‡	455,571	4,314
Hotels, Restaurants & Leisure - 1.7%
Cracker Barrel Old Country Store, Inc.	48,378	3,031
Ruth's Hospitality Group, Inc. ‡	177,212	1,191
Insurance - 7.6%
American Equity Investment Life Holding Co.	287,043	3,350
Donegal Group, Inc. - Class A	110,860	1,486
FBL Financial Group, Inc. - Class A	46,547	1,441
Hanover Insurance Group, Inc.	5,296	186
HCC Insurance Holdings, Inc.	178,861	5,480
Tower Group, Inc.	230,766	4,301
Validus Holdings, Ltd.	79,492	2,586
IT Services - 1.5%
CACI International, Inc. - Class A ‡	65,416	3,693
Media - 1.6%
Meredith Corp.	120,425	3,979
Metals & Mining - 1.4%
Kaiser Aluminum Corp.	62,809	3,426
Office Electronics - 1.5%
Zebra Technologies Corp. - Class A ‡	105,515	3,644
Oil, Gas & Consumable Fuels - 3.3%
Berry Petroleum Co. - Class A	121,308	4,612
Callon Petroleum Co. ‡	317,629	1,579
PetroQuest Energy, Inc. ‡	133,737	737
Stone Energy Corp. ‡	43,388	1,139
Paper & Forest Products - 0.7%
P.H. Glatfelter Co.	102,550	1,632
Personal Products - 1.8%
Nu Skin Enterprises, Inc. - Class A	88,602	4,520
Professional Services - 4.8%
Barrett Business Services, Inc.	75,829	1,981
CBIZ, Inc. ‡	465,582	2,463
FTI Consulting, Inc. ‡	134,927	3,444
Korn/Ferry International ‡	304,652	4,008
Real Estate Investment Trusts - 6.2%
First Potomac Realty Trust	106,746	1,237
Glimcher Realty Trust	177,371	1,777
Medical Properties Trust, Inc.	521,388	5,136
Omega Healthcare Investors, Inc.	210,236	5,096
Ramco-Gershenson Properties Trust	156,986	2,000
Semiconductors & Semiconductor Equipment - 1.1%
Integrated Silicon Solution, Inc. ‡	169,593	1,650
International Rectifier Corp. ‡	56,048	955
Software - 1.0%
American Software, Inc. - Class A	292,814	2,360
Specialty Retail - 5.0%
Ascena Retail Group, Inc. ‡	188,073	3,449
JOS A. Bank Clothiers, Inc. ‡	47,239	1,996
Rent-A-Center, Inc.	156,508	5,566
Sonic Automotive, Inc. - Class A	81,564	1,396
Textiles, Apparel & Luxury Goods - 0.8%
Iconix Brand Group, Inc. ‡	108,604	1,926

Total Common Stocks (cost $239,905)		236,192

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.7%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $11,658 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $11,892.	$11,658	$11,658

Total Repurchase Agreement (cost $11,658)
Total Investment Securities (cost $251,563) P		247,850
Other Assets and Liabilities - Net		(51)

Net Assets		$247,799

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $251,563. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,291 and $12,004, respectively. Net unrealized depreciation for tax purposes is $3,713.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$236,192	$—	$—	$236,192
Repurchase Agreement	—	11,658	—	11,658
Total	$236,192	$11,658	$—	$247,850

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small Company Growth

(formerly, Transamerica Morgan Stanley Small Company Growth)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.5%
Automobiles - 0.5%
Better Place ‡ Ә § Δ	347,133	$1,149
Total Convertible Preferred Stock (cost $ 868)

PREFERRED STOCKS - 2.6%
Health Care Providers & Services - 0.5%
Castlight Health, Inc. ‡ Ә § Δ	193,841	1,170
Internet Software & Services - 1.9%
Peixe Urbano, Inc. ‡ Ә § Δ	15,034	421
Twitter, Inc. - Series E ‡ Ә § Δ	198,284	3,191
Xoom, Inc. - Series F ‡ Ә § Δ	264,130	726
Media - 0.1%
Glam Media, Inc. - Series M ‡ Ә§ Δ	33,059	172
Glam Media, Inc. - Series M
(Escrow Shares), ‡ Ә § Δ	4,722	16
Software - 0.1%
Workday, Inc. ‡ Ә§ Δ	20,219	309

Total Preferred Stocks (cost $ 3,388)		6,005

COMMON STOCKS - 93.4%
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. ‡ ^	147,684	1,879
Beverages - 1.5%
Boston Beer Co., Inc. - Class A ‡ ^	31,542	3,398
Biotechnology - 2.1%
Abcam PLC	370,174	2,349
Ironwood Pharmaceuticals, Inc. - Class A ‡ ^	190,396	2,450
Capital Markets - 3.7%
CETIP SA - Mercados Organizados	121,954	1,546
Financial Engines, Inc. ‡ ^	157,871	2,963
Greenhill & Co., Inc. ^	98,636	3,918
Chemicals - 3.9%
Intrepid Potash, Inc. ‡ ^	117,776	2,749
Rockwood Holdings, Inc.	138,143	6,109
Commercial Services & Supplies - 1.3%
Covanta Holding Corp. ^	177,998	3,058
Construction Materials - 1.6%
Eagle Materials, Inc.	104,002	3,614
Diversified Financial Services - 0.4%
PICO Holdings, Inc. ‡ ^	40,288	971
Diversified Telecommunication Services - 1.1%
Cogent Communications Group, Inc. ‡ ^	137,253	2,535
Electric Utilities - 5.0%
Brookfield Infrastructure Partners, LP	346,112	11,515
Prime AET&D Holdings No. 1 Pty, Ltd. ‡ Ә § Δ	737,572	♦
Food Products - 0.7%
Annie's, Inc. ‡ ^	37,532	1,529
Health Care Equipment & Supplies - 0.2%
Zeltiq Aesthetics, Inc. ‡ ^	77,311	397
Health Care Providers & Services - 3.0%
HMS Holdings Corp. ‡ ^	189,047	6,505
LCA-Vision, Inc. ‡ ^	109,235	386
Health Care Technology - 5.5%
athenahealth, Inc. ‡	136,245	12,466
Hotels, Restaurants & Leisure - 7.9%
Dunkin' Brands Group, Inc. ^	102,656	3,108
Fiesta Restaurant Group, Inc. ‡ ^	267,781	4,121
Peet's Coffee & Tea, Inc. ‡ ^	55,266	4,167
Vail Resorts, Inc. ^	132,041	6,555
Household Durables - 1.3%
Brookfield Incorporacoes SA	694,708	1,041
iRobot Corp. ‡ ^	89,617	2,039
Insurance - 2.0%
Greenlight Capital Re, Ltd. - Class A ‡ ^	198,544	4,678
Internet & Catalog Retail - 4.6%
Blue Nile, Inc. ‡ ^	136,939	3,516

	Shares	Value (000’s)
Internet & Catalog Retail (continued)
MakeMyTrip, Ltd. ‡	195,258	$3,237
Ocado Group PLC ‡ ^	1,305,524	1,515
Shutterfly, Inc. ‡ ^	69,930	2,296
Internet Software & Services - 15.3%
Ancestry.com, Inc. ‡ ^	90,328	3,023
Angie's List, Inc. ‡ ^	231,314	3,007
Bankrate, Inc. ‡ ^	149,081	2,378
CoStar Group, Inc. ‡ ^	122,265	10,092
MercadoLibre, Inc. ^	67,040	4,479
OpenTable, Inc. ‡	114,975	4,180
Sohu.com, Inc. ‡ ^	42,700	1,497
VistaPrint NV ‡ ^	75,025	2,588
Yelp, Inc. - Class A ‡ ^	57,598	1,150
Youku, Inc. ADR ‡ ^	141,563	2,408
Youku.com, Inc. - Class A ‡ Ә § Δ	10	♦
Life Sciences Tools & Services - 3.6%
Techne Corp. ^	119,617	8,263
Machinery - 1.6%
Rexnord Corp. ‡ ^	188,829	3,663
Media - 2.2%
Lamar Advertising Co. - Class A ‡ ^	109,726	3,330
Pandora Media, Inc. ‡ ^	160,700	1,586
Metals & Mining - 2.2%
Lynas Corp., Ltd. ‡ ^	5,884,065	4,978
Oil, Gas & Consumable Fuels - 1.3%
Oasis Petroleum, Inc. ‡	110,208	2,885
Professional Services - 9.2%
Advisory Board Co. ‡ ^	284,712	12,810
Corporate Executive Board Co.	178,760	8,246
Real Estate Management & Development - 0.6%
Zillow, Inc. - Class A ‡ ^	34,902	1,314
Semiconductors & Semiconductor Equipment - 1.4%
Tessera Technologies, Inc. ^	215,968	3,121
Software - 7.3%
MicroStrategy, Inc. - Class A ‡ ^	17,444	2,032
NetSuite, Inc. ‡ ^	172,746	9,560
ServiceNow, Inc. ‡ ^	51,972	1,403
Solera Holdings, Inc. ^	93,348	3,645
Specialty Retail - 1.1%
Citi Trends, Inc. ‡ ^	110,733	1,664
Five Below, Inc. ‡	32,366	950
Transportation Infrastructure - 1.0%
LLX Logistica SA ‡	1,565,939	2,277

Total Common Stocks (cost $ 177,376)		213,139

	Principal (000’s)	Value (000’s)
CORPORATE DEBT SECURITIES - 0.0% ¥
Media - 0.0% ¥
Glam Media, Inc. Ә § Δ
9.00%, 12/03/2013	$10	7
Glam Media, Inc. (Escrow Shares) ‡ Ә § Δ
9.00%, 12/03/2013	72	72

Total Corporate Debt Securities (cost $ 230)		79

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% 	58,617,293	58,617
Total Securities Lending Collateral (cost $58,617)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small Company Growth

(formerly, Transamerica Morgan Stanley Small Company Growth)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $8,070 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/01/2026, and with a value of $8,232.	$8,070	$8,070

Total Repurchase Agreement (cost $ 8,070)
Total Investment Securities (cost $248,549) P		287,059

Other Assets and Liabilities - Net		(58,630)

Net Assets		$228,429

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $7,233, or 3.17% of the fund’s net assets.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $56,911.
¥	Percentage rounds to less than 0.1%.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $248,549. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,733 and $18,223, respectively. Net unrealized appreciation for tax purposes is $38,510.
♦	Amount is less than 1.
§	Illiquid. Total aggregate market value of illiquid securities is $7,233, or 3.17% of the fund’s net assets.
Δ	Restricted. At 07/31/2012, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stock	Better Place	01/25/2010	$868	$1,149	0.50%
Preferred Stocks	Castlight Health, Inc.	06/04/2010	797	1,170	0.51
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	495	421	0.18
Preferred Stocks	Twitter, Inc. - Series E	09/24/2009	528	3,191	1.40
Preferred Stocks	Xoom, Inc. - Series F	02/23/2010	756	726	0.32
Preferred Stocks	Glam Media, Inc. - Series M	03/19/2008	476	172	0.08
Preferred Stocks	Glam Media, Inc. - Series M (Escrow Shares)	03/19/2008	68	16	0.01
Preferred Stocks	Workday, Inc.	10/12/2011	268	309	0.14
Common Stocks	Prime AET&D Holdings No. 1 Pty, Ltd.	10/13/2010	♦	♦	—	(A)
Common Stocks	Youku.com, Inc. - Class A	09/16/2010	♦	♦	—	(A)
Corporate Debt Securities	Glam Media, Inc.	03/19/2008	29	7	—	(A)
Corporate Debt Securities	Glam Media, Inc., (Escrow Shares)	03/19/2008	201	72	0.03

			$4,486	$7,233	3.17%

(A)	Rounds to less than 0.01%.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small Company Growth

(formerly, Transamerica Morgan Stanley Small Company Growth)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$204,297	$8,842	$ ¿	$213,139
Convertible Preferred Stock	—	—	1,149	1,149
Corporate Debt Securities	—	—	79	79
Preferred Stocks	—	—	6,005	6,005
Repurchase Agreement	—	8,070	—	8,070
Securities Lending Collateral	58,617	—	—	58,617
Total	$262,914	$16,912	$7,233	$287,059

Level 3 Rollforward - Investment Securities

										Net Change in
										Unrealized
										Appreciation/
						Net Change in				(Depreciation)
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers out	Ending	on Investments
	Balance at			Discounts/	Realized	Appreciation/	into	of	Balance at	Held at
Securities	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation) ƒ	Level 3	Level 3	07/31/2012 ₪	07/31/2012ƒ
Common Stocks	$ ¿	$—	$—	$—	$—	$ (♦)	$—	$—	$ ♦	$ (♦)
Convertible Preferred Stock	868	—	—	—	—	281	—	—	1,149	281
Corporate Debt Securities	—	230	—	—	—	(151)	—	—	79	(151)
Preferred Stocks	5,118	1,039	(774)	—	—	622	—	—	6,005	103
Total	$5,986	$1,269	$(774)	$—	$—	$752	$—	$—	$7,233	$233

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Amount includes transactions related to a corporate action of a Level 3 security that occurred during the current period.
₪	Total aggregate market value of Level 3 securities is 3.17% of the fund’s net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table on the following page.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small Company Growth

(formerly, Transamerica Morgan Stanley Small Company Growth)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 07/31/2012 (000’s)		Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stocks	$	♦	N/A	N/A	—	—
Convertible Preferred Stock				Weighted Average Cost of Capital	22.5% - 27.5%	24.2%
			Discounted Cash Flow	Perpetual Growth Rate	2.5% - 3.5%	3.0%
		$1,149			2.6x - 3.4x	3.1x
			Market Comparable Companies	Enterprise Value / Revenue Discount for Lack of Marketability	15.0% - 15.0%	15.0%

Corporate Debt Securities		$79	Market Transaction Method	Discount for Lack of Marketability	35.0% - 35.0%	35.0%
			Discounted Cash Flow	Weighted Average Cost of Capital	11.0% - 30.0%	15.2%
				Perpetual Growth Rate	2.0% - 6.0%	2.6%
			Market Comparable Companies	Enterprise Value / Revenue	6x - 25.2x	15.7x
Preferred Stocks		$6,005		Discount for Lack of Marketability	10.0% - 35.0%	15.0%
			Merger & Acquisition Transactions	Enterprise Value / Revenue	1.8x -9.2x	6.2x
				Control Premium	25.0% - 30.0%	27.1%

The significant unobservable inputs used in the fair value measurement of common stocks, convertible preferred stock, corporate debt securities, and preferred stocks are weighted average cost of capital, perpetual growth rate, enterprise value / revenue, discount for lack of marketability, and control premium. Significant changes in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. There is not necessarily any change in assumptions used for the weighted average cost of capital, perpetual growth rate, enterprise value / revenue, discount for lack of marketability, and control premium.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small/Mid Cap Value

(formerly, Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.2%
Aerospace & Defense - 1.6%
Aerovironment, Inc. ‡ ^	81,700	$1,909
Curtiss-Wright Corp.	36,500	1,094
Triumph Group, Inc.	116,000	7,253
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. ‡	63,440	2,878
Auto Components - 0.7%
Dana Holding Corp. ^	220,300	2,904
Delphi Automotive PLC ‡	66,200	1,879
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	69,625	2,041
Building Products - 0.8%
A.O. Smith Corp. ^	43,400	2,144
American Woodmark Corp. ‡ ^	13,311	222
Fortune Brands Home & Security, Inc. ‡	49,800	1,102
Gibraltar Industries, Inc. ‡ ^	164,819	1,569
Capital Markets - 2.6%
Duff & Phelps Corp. - Class A ^	87,500	1,290
LPL Financial Holdings, Inc.	53,000	1,485
Raymond James Financial, Inc.	307,234	10,328
Stifel Financial Corp. ‡ ^	58,000	1,746
Waddell & Reed Financial, Inc. - Class A ^	78,400	2,281
Chemicals - 3.7%
Agrium, Inc.	26,225	2,490
Ashland, Inc.	121,577	8,558
CF Industries Holdings, Inc.	12,919	2,529
Cytec Industries, Inc.	102,900	6,335
PPG Industries, Inc.	36,575	4,003
Commercial Banks - 7.6%
City National Corp. ^	25,400	1,252
Comerica, Inc.	304,400	9,195
Fifth Third Bancorp	202,800	2,803
First Citizens BancShares, Inc. - Class A	28,413	4,668
First Community Bancshares, Inc. ^	151,740	2,199
First Niagara Financial Group, Inc.	180,070	1,365
KeyCorp	1,080,700	8,623
Lakeland Bancorp, Inc. ^	52,848	498
Regions Financial Corp.	1,003,875	6,987
Sandy Spring Bancorp, Inc. ^	118,500	2,110
Texas Capital Bancshares, Inc. ‡ ^	48,800	2,103
Umpqua Holdings Corp. ^	190,000	2,371
Washington Trust Bancorp, Inc. ^	55,921	1,388
Webster Financial Corp.	168,500	3,458
Commercial Services & Supplies - 0.3%
HNI Corp. ^	72,200	1,918
Communications Equipment - 0.6%
KVH Industries, Inc. ‡ ^	184,983	2,414
Polycom, Inc. ‡	175,700	1,536
Computers & Peripherals - 1.0%
Diebold, Inc.	148,771	4,812
QLogic Corp. ‡	127,000	1,466
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	23,800	851
EMCOR Group, Inc.	67,000	1,764
Foster Wheeler AG ‡	57,200	1,032
KBR, Inc.	91,650	2,405
Construction Materials - 0.3%
Caesar Stone Sdot Yam, Ltd. ‡	184,900	2,171
Consumer Finance - 2.4%
Discover Financial Services	242,350	8,715
SLM Corp.	420,525	6,724
Electric Utilities - 2.6%
Cleco Corp.	140,500	6,148
MGE Energy, Inc. ^	35,900	1,721
PPL Corp.	314,750	9,097

	Shares	Value (000’s)
Electrical Equipment - 0.2%
PowerSecure International, Inc. ‡ ^	334,061	$1,527
Electronic Equipment & Instruments - 2.2%
FEI Co. ^	82,693	3,944
Jabil Circuit, Inc.	169,950	3,688
Orbotech, Ltd. ‡	177,600	1,421
Park Electrochemical Corp. ^	59,786	1,615
Rofin-Sinar Technologies, Inc. ‡ ^	52,000	943
Universal Display Corp. ‡ ^	21,100	670
Vishay Intertechnology, Inc. ‡ ^	194,800	1,923
Energy Equipment & Services - 2.3%
Dresser-Rand Group, Inc. ‡	35,600	1,656
Noble Corp. ‡	82,450	3,051
Oil States International, Inc. ‡	73,350	5,332
Superior Energy Services, Inc. ‡	238,350	5,165
Food Products - 0.6%
Hain Celestial Group, Inc. ‡ ^	41,800	2,328
J&J Snack Foods Corp. ^	25,145	1,453
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. ‡ ^	37,700	1,280
Greatbatch, Inc. ‡ ^	78,657	1,796
Hill-Rom Holdings, Inc.	47,300	1,237
Sirona Dental Systems, Inc. ‡	121,475	5,251
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	179,575	7,739
Coventry Health Care, Inc.	96,500	3,216
WellCare Health Plans, Inc. ‡	60,125	3,897
Health Care Technology - 0.3%
Omnicell, Inc. ‡	165,000	2,153
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.	52,200	1,692
Churchill Downs, Inc. ^	33,500	1,854
Wyndham Worldwide Corp.	60,400	3,144
Household Durables - 1.2%
Harman International Industries, Inc.	42,000	1,695
Helen of Troy, Ltd. ‡	20,000	609
La-Z-Boy, Inc. ‡	128,200	1,533
MDC Holdings, Inc.	80,959	2,580
Ryland Group, Inc. ^	54,400	1,299
Household Products - 0.5%
Spectrum Brands Holdings, Inc. ‡ ^	97,300	3,584
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. ‡	194,575	3,325
Insurance - 5.8%
Alleghany Corp. ‡	9,000	3,112
Allstate Corp.	109,000	3,739
Aspen Insurance Holdings, Ltd. ^	93,300	2,681
Lincoln National Corp.	424,700	8,515
Selective Insurance Group, Inc. ^	265,400	4,581
United Fire Group, Inc.	239,943	4,703
Validus Holdings, Ltd.	316,950	10,311
Internet Software & Services - 2.2%
AOL, Inc. ‡ ^	114,000	3,632
Blucora, Inc. ‡	56,600	863
IAC/InterActiveCorp	40,000	2,104
ValueClick, Inc. ‡ ^	386,066	6,066
XO Group, Inc. ‡	208,000	1,791
IT Services - 0.6%
Fidelity National Information Services, Inc.	73,075	2,297
Global Payments, Inc.	41,000	1,756
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. ‡ ^	46,500	2,046
LeapFrog Enterprises, Inc. - Class A ‡	226,000	2,597
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	136,250	5,217
Charles River Laboratories International, Inc. ‡	85,275	2,902
PerkinElmer, Inc.	120,860	3,088

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small/Mid Cap Value

(formerly, Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
Machinery - 4.8%
AGCO Corp. ‡	66,200	$2,902
Altra Holdings, Inc. ^	158,500	2,618
CIRCOR International, Inc.	90,400	2,783
Columbus McKinnon Corp. ‡	51,300	755
Crane Co.	32,900	1,283
Eaton Corp.	136,475	5,983
Kennametal, Inc.	38,200	1,410
Mueller Industries, Inc.	62,000	2,643
NN, Inc. ‡ ^	145,370	1,308
Sauer-Danfoss, Inc.	48,300	1,748
Snap-on, Inc.	30,625	2,076
Timken Co.	90,625	3,281
Wabash National Corp. ‡	161,600	1,096
Woodward, Inc. ^	50,800	1,705
Media - 0.7%
CBS Corp. - Class B	114,800	3,841
Madison Square Garden Co. ‡	25,000	906
Metals & Mining - 1.2%
Kaiser Aluminum Corp. ^	23,500	1,282
Noranda Aluminum Holding Corp.	128,600	801
Nucor Corp.	153,400	6,013
Multiline Retail - 0.6%
Macy’s, Inc.	115,050	4,123
Multi-Utilities - 3.4%
CMS Energy Corp.	320,575	7,905
NiSource, Inc. ^	361,975	9,263
NorthWestern Corp.	135,000	4,986
Oil, Gas & Consumable Fuels - 4.8%
Energen Corp.	225,675	11,557
HollyFrontier Corp.	214,350	8,015
Marathon Petroleum Corp.	33,775	1,598
Plains Exploration & Production Co. ‡	99,225	3,965
SM Energy Co.	46,000	2,166
W&T Offshore, Inc. ^	107,575	1,989
Western Refining, Inc. ^	93,600	2,202
Paper & Forest Products - 1.1%
Domtar Corp.	23,600	1,743
MeadWestvaco Corp.	125,200	3,556
P.H. Glatfelter Co.	123,900	1,971
Personal Products - 1.0%
Herbalife, Ltd. ^	76,775	4,215
Nu Skin Enterprises, Inc. - Class A ^	49,900	2,545
Pharmaceuticals - 0.6%
Impax Laboratories, Inc. ‡	45,900	1,020
Nektar Therapeutics ‡ ^	338,933	2,888
Professional Services - 0.6%
FTI Consulting, Inc. ‡	34,000	868
On Assignment, Inc. ‡	182,000	2,837
Real Estate Investment Trusts - 9.6%
American Capital Agency Corp.	89,075	3,130
BioMed Realty Trust, Inc.	394,050	7,407
Brandywine Realty Trust ^	971,600	11,542
CBL & Associates Properties, Inc.	264,925	5,227
DiamondRock Hospitality Co.	368,700	3,488
Digital Realty Trust, Inc.	69,150	5,399
DuPont Fabros Technology, Inc.	83,000	2,233
Equity One, Inc. ^	128,000	2,776
Excel Trust, Inc. ^	297,219	3,638
Home Properties, Inc.	52,350	3,435
Kilroy Realty Corp.	68,325	3,235
National Retail Properties, Inc. ^	107,700	3,177
Realty Income Corp. ^	18,000	742
Weingarten Realty Investors ^	88,800	2,387
Weyerhaeuser Co.	183,100	4,275
Road & Rail - 1.4%
Hertz Global Holdings, Inc. ‡	519,900	5,854

	Shares	Value (000’s)
Road & Rail (continued)
Ryder System, Inc.	81,200	$3,203
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom Corp. - Class A ‡	146,900	4,977
Brooks Automation, Inc. ^	228,000	2,111
Entegris, Inc. ‡	273,000	2,198
LTX-Credence Corp. ‡ ^	410,500	2,406
MKS Instruments, Inc.	56,000	1,478
OmniVision Technologies, Inc. ‡ ^	127,400	1,786
Skyworks Solutions, Inc. ‡	245,825	7,112
TriQuint Semiconductor, Inc. ‡ ^	498,194	2,810
Veeco Instruments, Inc. ‡ ^	55,200	1,971
Software - 2.1%
Cadence Design Systems, Inc. ‡	817,550	9,990
Progress Software Corp. ‡ ^	123,200	2,395
Websense, Inc. ‡ ^	98,200	1,474
Specialty Retail - 6.6%
Abercrombie & Fitch Co. - Class A ^	43,200	1,460
Aeropostale, Inc. ‡	121,900	2,404
American Eagle Outfitters, Inc.	160,000	3,331
ANN INC. ‡	107,701	2,917
Children's Place Retail Stores, Inc. ‡ ^	35,000	1,778
Express, Inc. ‡	82,400	1,327
Finish Line, Inc. - Class A	206,900	4,320
Foot Locker, Inc.	369,775	12,209
GNC Holdings, Inc. - Class A	185,550	7,149
Pier 1 Imports, Inc. ^	392,725	6,476
Textiles, Apparel & Luxury Goods - 1.4%
G-III Apparel Group, Ltd. ‡ ^	54,500	1,339
Oxford Industries, Inc. ^	37,000	1,600
PVH Corp.	49,925	3,966
Steven Madden, Ltd. ‡	53,700	2,171
Thrifts & Mortgage Finance - 3.1%
Berkshire Hills Bancorp, Inc. ^	130,331	2,927
Brookline Bancorp, Inc. ^	177,000	1,489
Dime Community Bancshares, Inc. ^	100,000	1,450
Northwest Bancshares, Inc.	137,000	1,596
Oritani Financial Corp.	71,000	1,000
Provident Financial Services, Inc. ^	117,100	1,783
Provident New York Bancorp ^	282,100	2,330
TrustCo Bank Corp. NY ^	225,000	1,240
United Financial Bancorp, Inc. ^	140,685	2,005
ViewPoint Financial Group, Inc. ^	46,300	815
Washington Federal, Inc.	222,500	3,545
Trading Companies & Distributors - 1.1%
United Rentals, Inc. ‡	241,875	6,993
Water Utilities - 0.6%
American Water Works Co., Inc.	107,900	3,911

Total Common Stocks (cost $625,869)		641,668

SECURITIES LENDING COLLATERAL - 15.8%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% 	102,903,133	102,903
Total Securities Lending Collateral (cost $102,903)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Small/Mid Cap Value

(formerly, Transamerica Systematic Small/Mid Cap Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $10,790 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $11,007.	$10,790	$10,790

Total Repurchase Agreement (cost $10,790)
Total Investment Securities (cost $739,562) P		755,361
Other Assets and Liabilities - Net		(102,757)

Net Assets		$652,604

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $100,174.
‡	Non-income producing security.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $739,562. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $61,300 and $45,501, respectively. Net unrealized appreciation for tax purposes is $15,799.

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$641,668	$—	$—	$641,668
Repurchase Agreement	—	10,790	—	10,790
Securities Lending Collateral	102,903	—	—	102,903
Total	$744,571	$10,790	$—	$755,361

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 95.7%
Capital Markets - 86.0%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	674,903	$17,608
iShares Barclays 20+ Year Treasury Bond Fund	207,523	26,916
iShares iBoxx $ High Yield Corporate Bond Fund	239,953	22,004
iShares iBoxx Investment Grade Corporate
Bond Fund	63,839	7,742
iShares JPMorgan USD Emerging Markets
Bond Fund	235,334	27,899
iShares S&P U.S. Preferred Stock Index Fund	557,108	21,956
ProShares UltraShort 20+ Year Treasury	155,778	2,274
ProShares VIX Mid-Term Futures ETF	128,707	6,688
SPDR Barclays Capital High Yield Bond ETF	1,769,802	70,580
SPDR Barclays Capital Long Term Corporate Bond ETF	634,958	26,916
SPDR Barclays Capital TIPS ETF	184,493	11,188
SPDR Dow Jones International Real Estate ETF	585,301	22,224
SPDR S&P International Dividend ETF	697,041	29,826
SPDR Wells Fargo Preferred Stock ETF	717,775	32,903
Vanguard Extended Duration Treasury ETF	62,969	8,479
Vanguard Intermediate-Term Bond ETF	144,188	13,003
Vanguard Long-Term Bond ETF	346,188	34,176
Vanguard REIT ETF	166,174	11,090
Growth - Large Cap - 3.9%
Vanguard Growth ETF	256,557	17,674
Value - Large Cap - 5.8%
Vanguard Value ETF	470,555	26,633

Total Investment Companies (cost $ 428,493)		437,779

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co.0.03%  , dated 07/31/2012, to be repurchased at $16,331 on 08/01/2012. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $16,660.	$16,331	$16,331
Total Repurchase Agreement (cost $ 16,331)

Total Investment Securities (cost $444,824) P		454,110
Other Assets and Liabilities - Net		3,266

Net Assets		$457,376

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $444,824. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,109 and $2,823, respectively. Net unrealized appreciation for tax purposes is $9,286.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Investment Companies	$437,779	$—	$—	$437,779
Repurchase Agreement	—	16,331	—	16,331
Total	$437,779	$16,331	$—	$454,110

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT OBLIGATIONS - 22.9%
U.S. Treasury Bond
3.00%, 05/15/2042 ^	$1,100	$1,196
3.13%, 11/15/2041	18,400	20,516
3.75%, 08/15/2041 Ð	5,700	7,119
3.88%, 08/15/2040	7,200	9,177
4.38%, 02/15/2038 - 05/15/2041	4,500	6,208
7.50%, 11/15/2024	1,400	2,295
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041	2,939	4,425
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 - 07/15/2022	22,377	24,176
1.13%, 01/15/2021 g	11,977	13,987
U.S. Treasury Note
1.25%, 01/31/2019	4,500	4,602
1.75%, 05/15/2022	6,800	6,960
2.00%, 11/15/2021 Ð a	36,800	38,697
2.00%, 02/15/2022	2,800	2,937
2.13%, 08/15/2021	10,300	10,973
2.38%, 05/31/2018	15,000	16,373
2.63%, 11/15/2020 ^ a	16,300	18,124

Total U.S. Government Obligations (cost $ 173,076)		187,765

U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.7%
Fannie Mae
0.35%, 01/25/2021 *	189	189
0.60%, 09/25/2042 *	347	344
1.35%, 03/01/2044 - 10/01/2044 *	1,416	1,461
2.17%, 09/01/2035 *	659	699
2.24%, 07/01/2035 *	369	388
2.31%, 01/01/2026 *	3	3
2.34%, 01/01/2028 *	42	45
2.39%, 11/01/2033 *	175	184
2.82%, 03/01/2034 *	273	291
3.50%, 10/01/2013 - 04/01/2027	9,045	9,624
4.00%, 06/01/2024 - 03/01/2041	25,952	27,782
4.50%, 12/01/2024	981	1,056
5.00%, 08/01/2020 - 01/01/2039	18,250	19,890
5.50%, 12/01/2036 - 03/01/2037	9,976	10,963
6.00%, 07/01/2038 - 09/01/2038	1,690	1,865
6.30%, 10/17/2038	393	423
Fannie Mae, IO
6.85%, 07/25/2034 * §	1,566	365
Fannie Mae, TBA
2.50%	37,000	38,493
3.00%	22,000	22,826
3.50%	16,000	17,006
4.00%	9,000	9,626
4.50%	3,000	3,244
5.00%	1,000	1,082
Freddie Mac
1.31%, 10/25/2044 *	400	402
1.52%, 07/25/2044 *	409	414
2.12%, 09/01/2035 *	48	50
2.25%, 03/01/2034 *	157	166
2.35%, 11/01/2033 *	143	150
2.36%, 03/01/2034 *	167	177
2.38%, 01/01/2036 *	2,799	2,944
2.62%, 09/01/2035 *	654	692
4.00%, 01/01/2041	4,182	4,477

	Principal	Value
	(000’s)	(000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
4.50%, 05/15/2018 - 07/01/2041	$16,775	$18,055
5.00%, 02/15/2020 - 08/15/2020	434	443
6.50%, 04/15/2029 - 07/25/2043	24	27
Freddie Mac, TBA
4.50%	16,000	17,200
Ginnie Mae
2.38%, 05/20/2024 *	42	44
6.50%, 06/20/2032	23	26
Ginnie Mae, IO
6.31%, 04/16/2033 - 10/16/2033 * §	1,353	282
6.35%, 08/16/2033 - 09/20/2034 * §	3,187	655
Ginnie Mae, TBA
3.00%	45,000	47,442
3.50%	10,000	10,825
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012 Ә	2,600	2,686
0.03%, 05/02/2013 	9,320	9,466
U.S. Small Business Administration
4.50%, 02/01/2014	35	36

Total U.S. Government Agency Obligations (cost $279,668)		284,508

FOREIGN GOVERNMENT OBLIGATIONS - 10.0%
Australia Government Bond
4.75%, 06/15/2016	AUD12,900	14,629
5.50%, 12/15/2013	6,300	6,857
Bundesobligation
4.00%, 10/11/2013	EUR1,000	1,290
Bundesschatzanweisungen
0.75%, 09/13/2013	19,700	24,453
Canadian Government Bond
1.75%, 03/01/2013	CAD5,300	5,306
2.25%, 08/01/2014	20,200	20,602
Province of Ontario Canada
3.15%, 06/02/2022	5,600	5,807
Province of Quebec Canada
3.50%, 12/01/2022	2,300	2,419
Republic of Brazil
10.25%, 01/10/2028	BRL1,000	633

Total Foreign Government Obligations (cost $78,907)		81,996

MORTGAGE-BACKED SECURITIES - 6.0%
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.44%, 09/25/2046 *	$882	488
Series 2006-4, Class 1A12
0.46%, 10/25/2046 *	1,946	1,034
Banc of America Funding Corp.
Series 2005-D, Class A1
2.61%, 05/25/2035 *	768	787
Series 2006-J, Class 4A1
5.70%, 01/20/2047 *	92	58
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.77%, 08/25/2033 *	663	669
Series 2003-8, Class 2A1
2.92%, 01/25/2034 *	15	15
Series 2003-8, Class 4A1
2.91%, 01/25/2034 *	129	130

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2005-2, Class A2
3.08%, 03/25/2035 *	$483	$480
Series 2005-5, Class A2
2.25%, 08/25/2035 *	233	218
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
2.93%, 09/25/2035 *	281	197
Series 2006-6, Class 32A1
2.81%, 11/25/2036 *	327	180
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.81%, 01/26/2036 *	287	169
CC Funding Corp.
Series 2004-3A, Class A1
0.50%, 08/25/2035 - 144A *	211	146
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.34%, 09/25/2035 *	281	253
Series 2007-10, Class 22AA
4.11%, 09/25/2037 *	1,764	1,154
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	200	234
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	2	2
Series 2005-81, Class A1
0.53%, 02/25/2037 *	617	361
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	386	303
Series 2006-J8, Class A2
6.00%, 02/25/2037	363	241
Series 2006-OA17, Class 1A1A
0.44%, 12/20/2046 *	2,334	1,298
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	626	436
Series 2007-HY4, Class 1A1
3.00%, 06/25/2037 *	1,077	712
Series 2007-OA6, Class A1B
0.45%, 06/25/2037 *	1,019	698
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.71%, 10/19/2032 *	16	11
Series 2004-12, Class 12A1
2.86%, 08/25/2034 *	386	306
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	543	550
Series 2005-R2, Class 1AF1
0.59%, 06/25/2035 - 144A *	1,356	1,154
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-P1A, Class A
0.89%, 03/25/2032 - 144A *	1	¿
Series 2003-AR15, Class 2A1
2.46%, 06/25/2033 *	886	852

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035	$794	$581
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	368	239
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 *	71	60
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.64%, 09/25/2035 *	120	119
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.49%, 03/19/2036 *	1,448	821
Series 2006-6, Class 5A1A
5.31%, 08/19/2036 *	531	388
Series 2006-12, Class 2A2A
0.44%, 01/19/2038 *	982	642
Series 2007-1, Class 2A1A
0.38%, 04/19/2038 *	1,014	684
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.67%, 12/25/2034 *	43	34
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2011-FL1, Class A
2.15%, 11/15/2028 - 144A *	5,900	5,958
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	104	105
Series 2007-A1, Class 5A5
2.87%, 07/25/2035 *	687	683
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	1,900	2,210
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.45%, 10/25/2046 *	577	384
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.65%, 03/25/2036 *	130	22
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.69%, 12/15/2030 *	280	272
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.25%, 10/25/2035 *	40	36
Series 2005-3, Class 4A
0.50%, 11/25/2035 *	34	29
Series 2005-A10, Class A
0.46%, 02/25/2036 *	171	129
Morgan Stanley Capital I, Inc.
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	100	115
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.86%, 07/15/2042 - 144A *	2,100	2,117
Series 2011-1A, Class 1A3
1.80%, 07/15/2042 - 144A *	4,200	5,217

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2006-QO6, Class A1
0.43%, 06/25/2046 *	$296	$114
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.65%, 01/25/2046 *	288	118
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032	2	2
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.62%, 06/12/2044 *	3,621	2,938
Sequoia Mortgage Trust
Series 10, Class 2A1
1.01%, 10/20/2027 *	40	39
Series 2007-1, Class 1A1
2.71%, 01/20/2047 *	624	466
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
1.55%, 01/25/2035 *	186	118
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.91%, 09/19/2032 *	20	18
Series 2005-AR5, Class A1
0.50%, 07/19/2035 *	38	29
Series 2005-AR5, Class A2
0.50%, 07/19/2035 *	66	58
Series 2005-AR5, Class A3
0.50%, 07/19/2035 *	119	107
Series 2005-AR8, Class A1A
0.53%, 02/25/2036 *	507	303
Series 2006-AR3, Class 12A1
0.47%, 05/25/2036 *	600	348
Series 2006-AR6, Class 2A1
0.44%, 07/25/2046 *	2,139	1,269
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
2.71%, 06/25/2033 *	1,049	1,000
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.34%, 09/15/2021 - 144A *	681	660
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.37%, 02/27/2034 *	17	17
Series 2002-AR9, Class 1A
1.55%, 08/25/2042 *	10	8
Series 2003-AR5, Class A7
2.45%, 06/25/2033 *	635	644
Series 2003-AR9, Class 2A
2.54%, 09/25/2033 *	1,264	1,280
Series 2005-AR11, Class A1A
0.57%, 08/25/2045 *	545	475
Series 2006-AR9, Class 2A
2.62%, 08/25/2046 *	542	434
Series 2006-AR19, Class 1A
0.89%, 01/25/2047 *	1,003	639
Series 2006-AR19, Class 1A1A
0.88%, 01/25/2047 *	854	612
Series 2007-HY1, Class 4A1
2.71%, 02/25/2037 *	1,976	1,475

	Principal	Value
	(000’s)	(000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2007-OA1, Class A1A
0.85%, 02/25/2047 *	$2,157	$1,395
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	59	60
Series 2004-CC, Class A1
2.61%, 01/25/2035 *	198	193
Series 2006-AR4, Class 2A6
5.61%, 04/25/2036 *	194	76
Series 2006-AR8, Class 2A4
2.65%, 04/25/2036 *	374	309

Total Mortgage-Backed Securities (cost $ 53,849)		49,185

ASSET-BACKED SECURITIES - 3.2%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.83%, 07/25/2032 *	4	3
Artus Loan Fund, Ltd.
Series 2007-1A, Class A1L
1.12%, 02/15/2018 - 144A * §	540	536
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.60%, 06/25/2034 *	353	263
Babson CLO, Ltd./Cayman Islands
Series 2004-2A, Class A2C
0.79%, 11/15/2016 - 144A *	4,221	4,191
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.91%, 10/25/2032 *	12	10
Series 2006-SD4, Class 1A1
3.00%, 10/25/2036 *	714	492
Series 2007-AQ1, Class A1
0.36%, 11/25/2036 *	761	441
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.20%, 04/15/2016 *	3,700	5,705
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL1, Class A2A
0.29%, 12/25/2036 *	78	77
Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1
0.30%, 07/25/2037 *	64	63
Series 2007-7, Class 2A1
0.33%, 10/25/2047 *	4	4
Credit-Based Asset Servicing and
Securitization LLC
Series 2007-CB1, Class AF1A
0.32%, 01/25/2037 *	445	91
First Franklin Mortgage Loan Asset Backed
Certificates
Series 2005-FF1, Class A2C
0.62%, 12/25/2034 *	15	15
Harbourmaster CLO, Ltd.
Series 5A, Class A1
0.92%, 06/15/2020 - 144A * Ә	537	639
Home Equity Asset Trust
Series 2002-1, Class A4
0.85%, 11/25/2032 *	1	1

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.51%, 03/25/2037 *	$3,500	$1,195
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030	151	159
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.32%, 01/25/2047 *	117	103
Series 2007-8XS, Class A1
5.75%, 04/25/2037 *	340	259
Series 2007-10XS, Class A1
6.00%, 07/25/2047 *	323	233
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.43%, 05/25/2036 *	148	81
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.51%, 09/25/2035 *	77	72
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.90%, 05/18/2015 - 144A *	3,700	3,701
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.97%, 02/16/2019 - 144A *	1,688	1,683
Securitized Asset Backed Receivables LLC
Series 2007-HE1, Class A2A
0.31%, 12/25/2036 *	82	17
Small Business Administration Participation
Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	38	42
Series 2004-20C, Class 1
4.34%, 03/01/2024	254	280
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.83%, 01/25/2033 *	3	2
Series 2006-BC6, Class A2
0.33%, 01/25/2037 *	42	42
Venture CDO, Ltd.
Series 2007-8A, Class A2A
0.67%, 07/22/2021 - 144A *	6,000	5,620

Total Asset-Backed Securities (cost $ 27,214)		26,020

MUNICIPAL GOVERNMENT OBLIGATIONS - 5.7%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	600	485
Chicago Board of Education - Class A
5.00%, 12/01/2012	255	259
Chicago Transit Authority - Class A
6.90%, 12/01/2040	4,900	6,066
Chicago Transit Authority - Class B
6.90%, 12/01/2040	2,700	3,342
Citizens Property Insurance Corp.
5.00%, 06/01/2020	4,735	5,450
City of Chicago, IL - Series A
4.75%, 01/01/2036	6,930	7,298
Kentucky State Property & Building Commission
5.37%, 11/01/2025	100	119

	Principal	Value
	(000’s)	(000’s)
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York City Transitional Finance Authority
Future Tax Secured Revenue
4.73%, 11/01/2023	$100	$119
North Carolina Medical Care Commission
5.00%, 06/01/2035 - 06/01/2042	13,280	15,026
State of California
5.65%, 04/01/2039 *	5,900	6,100
State of California - Build America Bonds
7.50%, 04/01/2034	300	391
Tobacco Settlement Finance Authority - Series A
7.47%, 06/01/2047	1,115	846
Tobacco Settlement Financing Corp.
5.50%, 06/01/2026	180	197
5.88%, 05/15/2039	40	41
Tobacco Settlement Financing Corp. - Series 1A
5.00%, 06/01/2041	1,400	1,137

Total Municipal Government Obligations (cost $ 43,506)		46,876

CORPORATE DEBT SECURITIES - 16.9%
Airlines - 0.3%
Continental Airlines, Inc.
6.75%, 09/15/2015 - 144A	2,200	2,288
Automobiles - 1.6%
Daimler Finance North America LLC
1.30%, 07/31/2015 - 144A §	8,200	8,210
Volkswagen International Finance NV
0.91%, 10/01/2012 - 144A *	3,500	3,501
1.07%, 04/01/2014 - 144A *	1,600	1,601
Capital Markets - 2.1%
Goldman Sachs Group, Inc.
0.68%, 02/04/2013 *	EUR300	368
0.99%, 11/15/2014 *	500	591
6.75%, 10/01/2037	$900	925
Morgan Stanley
0.91%, 04/13/2016 *	EUR1,900	2,068
1.43%, 04/29/2013 *	$6,100	6,066
3.45%, 11/02/2015	4,200	4,177
7.30%, 05/13/2019	700	772
Morgan Stanley - Series MTN
6.63%, 04/01/2018	2,000	2,140
Commercial Banks - 4.6%
Barclays Bank PLC
5.45%, 09/12/2012 ^	2,600	2,613
6.05%, 12/04/2017 - 144A	2,600	2,639
6.75%, 05/22/2019	2,500	2,924
10.18%, 06/12/2021 - 144A	2,240	2,669
Cie de Financement Foncier SA
2.50%, 09/16/2015 - 144A §	6,000	6,118
Export-Import Bank of Korea
1.40%, 07/26/2013 - 144A * §	4,400	4,399
8.13%, 01/21/2014	3,300	3,600
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž	150	197
Lloyds TSB Bank PLC
5.80%, 01/13/2020 - 144A	700	772
12.00%, 12/16/2024 - 144A * Ž	5,300	5,611
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	378	483

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Commercial Banks (continued)
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž	$3,000	$2,175
Royal Bank of Scotland PLC
5.63%, 08/24/2020	2,000	2,186
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž ^	800	896
Consumer Finance - 0.4%
Ally Financial, Inc.
3.87%, 06/20/2014 *	3,100	3,115
Diversified Financial Services - 5.5%
Bank of America Corp.
7.63%, 06/01/2019	4,000	4,866
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	3,900	4,306
Bear Stearns Cos., LLC
5.70%, 11/15/2014	1,900	2,080
6.40%, 10/02/2017	900	1,075
7.25%, 02/01/2018	2,100	2,597
Citigroup, Inc.
0.59%, 03/07/2014 * ^	2,000	1,957
2.47%, 08/13/2013 *	1,200	1,213
5.50%, 04/11/2013	1,400	1,440
6.00%, 08/15/2017	600	679
Ford Motor Credit Co., LLC
7.00%, 10/01/2013 ^	400	426
International Lease Finance Corp.
7.13%, 09/01/2018 - 144A	6,600	7,465
JPMorgan Chase & Co.
4.25%, 10/15/2020	1,900	2,059
4.40%, 07/22/2020	200	218
4.95%, 03/25/2020	900	1,022
6.30%, 04/23/2019	900	1,083
Lehman Brothers Holdings (Escrow shares)
1.00%, 01/24/2013	4,100	994
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 12/30/2016 - 05/02/2018	2,300	555
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 Ә	1,700	♦
Merrill Lynch & Co., Inc.
0.68%, 01/31/2014 *	EUR1,000	1,197
6.88%, 04/25/2018	$3,900	4,502
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017	400	452
SSIF Nevada, LP
1.16%, 04/14/2014 - 144A *	500	501
TNK-BP Finance SA
7.50%, 03/13/2013 - Reg S ^	4,000	4,136
Diversified Telecommunication Services - 0.0% ¥
KT Corp.
4.88%, 07/15/2015 - 144A	200	214
Energy Equipment & Services - 0.2%
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A ^	1,800	1,850
Household Durables - 0.0% ¥
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 - 144A	400	406
Insurance - 0.3%
American International Group, Inc.
4.25%, 09/15/2014	1,000	1,045
5.60%, 10/18/2016	1,000	1,104

	Principal	Value
	(000's)	(000's)
Metals & Mining - 0.0% ¥
CSN Resources SA
6.50%, 07/21/2020 - 144A	$300	$325
Oil, Gas & Consumable Fuels - 0.9%
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S	3,500	4,062
8.15%, 04/11/2018 - 144A	1,000	1,214
Gazprom OAO Via GAZ Capital SA - Series 2
8.63%, 04/28/2034 - Reg S	1,500	2,038
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
5.40%, 11/01/2020 - 144A ^	2,500	2,947
Tobacco - 0.6%
Altria Group, Inc.
4.13%, 09/11/2015	400	438
9.70%, 11/10/2018	1,900	2,710
Reynolds American, Inc.
7.63%, 06/01/2016	200	242
7.75%, 06/01/2018 ^	1,000	1,257
Transportation Infrastructure - 0.0% ¥
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	200	216

Total Corporate Debt Securities (cost $ 129,502)		137,995

CERTIFICATE OF DEPOSIT - 1.0%
Commercial Banks - 1.0%
Banco Do Brasil SA
0.01%, 06/28/2013	8,100	7,956
Total Certificate of Deposit (cost $ 7,956)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.9%
Freddie Mac
0.14%, 01/03/2013 	14,500	14,490
U.S. Treasury Bill
0.16%, 05/02/2013 - 05/30/2013 	814	813

Total Short-Term U.S. Government Obligations (cost $15,303)		15,303

		Value
	Shares	(000’s)
CONVERTIBLE PREFERRED STOCK - 0.2%
Commercial Banks - 0.2%
Wells Fargo & Co., 7.50%	1,600	1,851
Total Convertible Preferred Stock (cost $ 1,384)
PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust, 0.99% - 144A * Ә §	119	886
Total Preferred Stock (cost $1,266)
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% 	6,864,761	6,865
Total Securities Lending Collateral (cost $ 6,865)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS - 17.6%
Bank of America 0.17% - 0.18%, dated 07/31/2012, to be repurchased at $50,000 on 08/01/2012. Collateralized by U.S. Government Obligations, Zero Coupon - 0.13%, due 07/25/2013 - 07/31/2014, and with a total value of $51,002.	$50,000	$50,000
Barclays Capital, Inc. 0.17% - 0.21%, dated 07/31/2012, to be repurchased at $18,900 on 08/01/2012. Collateralized by U.S. Government Obligations and a U.S. Government Agency Obligation, 2.00% - 4.63%, due 08/15/2021 - 03/01/2042, and with a total value of $19,065.	18,900	18,900
Citigroup Global Markets 0.17% - 0.22%, dated 07/31/2012, to be repurchased at $22,100 on 08/01/2012. Collateralized by a U.S. Government Obligation and a U.S. Government Agency Obligation, 0.79% - 1.25%, due 03/15/2014 - 04/24/2015, and with a total value of $22,464.	22,100	22,100
Deutsche Bank AG 0.17%, dated 07/31/2012, to be repurchased at $8,300 on 08/01/2012. Collateralized by a U.S. Government Obligation, 2.00%, due 02/15/2022, and with a value of $8,384.	8,300	8,300
Morgan Stanley & Co. 0.21%, dated 07/31/2012, to be repurchased at $11,100 on 08/01/2012. Collateralized by a U.S. Government Obligation, 4.38%, due 11/15/2039, and with a value of $11,196.	11,100	11,100
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $395 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $403.	395	395

	Principal		Value
	(000’s)		(000’s)
Toronto Dominion Bank 1.00%, dated 07/26/2012, to be repurchased at $32,913 on 08/02/2012. Collateralized by a U.S. Government Agency Obligation, 5.00%, due 06/01/2037, and with a value of $32,387.	CAD	33,000	$32,906

Total Repurchase Agreements (cost $ 143,165)			143,701

Total Investment Securities (cost $961,661) P			990,907
Other Assets and Liabilities - Net			(172,288)

Net Assets			$818,619

	Principal		Value
	(000’s)		(000’s)
SECURITIES SOLD SHORT - (10.9%) ☐
U.S. Government Agency Obligations - (10.9%)
Fannie Mae, TBA
4.00%		$(24,000)	$(25,674)
4.50%		(800)	(861)
5.00%		(11,000)	(11,982)
5.50%		(9,000)	(9,873)
6.00%		(1,100)	(1,213)
Freddie Mac, TBA
4.50%		(32,000)	(34,397)
Ginnie Mae, TBA
3.00%		(5,000)	(5,278)

Total Securities Sold Short (proceeds $(88,977))			(89,278)

WRITTEN SWAPTIONS: p

						Notional	Premiums
		Floating Rate	Pay/Receive	Exercise	Expiration	Amount	(Received)	Value
Description	Counterparty	Index	Floating Rate	Rate	Date	(000’s)	(000’s)	(000’s)
Call - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.40%	03/18/2013	$(29,100)	$(187)	$(672)
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.40	03/18/2013	(29,100)	(715)	(93)

							$(902)	$(765)

CENTRALLY CLEARED SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

				Notional	Market	Premiums	Unrealized
	Fixed Deal Pay	Maturity	Currency	Amount	Value	Paid	(Depreciation)
Reference Obligation	Rate	Date	Code	(000’s)(3)	(000’s) (4)	(000’s)	(000’s)
North America High Yield Index - Series 14	5.00%	06/20/2015	USD	14,016	$(391)	$268	$(659)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	23,424	(416)	970	(1,386)

					$(807)	$1,238	$(2,045)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

				Notional	Market	Premiums	Unrealized
		Maturity	Currency	Amount	Value	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Code	(000’s)	(000’s)	(000’s)	(000’s)
6-Month EURIBOR	2.00%	03/21/2017	EUR	9,900	$576	$347	$229

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

				Notional	Market	Premiums	Unrealized
		Maturity	Currency	Amount	Value	(Received)	(Depreciation)
Floating Rate Index	Fixed Rate	Date	Code	(000’s)	(000’s)	(000’s)	(000’s)
3- Month LIBOR	1.50%	06/20/2017	USD	31,300	$(1,097)	$(1,031)	$(66)

OVER THE COUNTER SWAP AGREEMENTS: p ß

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION:(1)

				Implied Credit	Notional	Market		Premiums	Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Amount	Value		Paid	(Depreciation)
Reference Obligation	Pay Rate	Date	Counterparty	07/31/2012(2)	(000’s)(3)	(000’s)		(000’s)	(000’s)
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	24.53	$20	$ (♦	)	$ ♦	$ (♦	)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

					Notional	Market	Premiums	Unrealized
	Fixed Deal	Maturity		Currency	Amount	Value	Paid	(Depreciation)
Reference Obligation	Pay Rate	Date	Counterparty	Code	(000’s)(3)	(000’s)(4)	(000’s)	(000’s)
Dow Jones North America Investment Grade Index - Series 5	0.14%	12/20/2012	MSC	USD	4,500	$(3)	$ ♦	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION:(5)

							Premiums	Unrealized
	Fixed Deal				Notional	Market	Paid	Appreciation
	Receive	Maturity		Currency	Amount	Value	(Received)	(Depreciation)
Reference Obligation	Rate	Date	Counterparty	Code	(000’s)(3)	(000’s)(4)	(000’s)	(000’s)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	3,200	$(178)	$ ♦	$(178)
North America Investment Grade Index - Series 16	1.00	06/20/2016	BCLY	USD	6,000	25	(45)	70

						$(153)	$(45)	$(108)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

					Notional	Market	Premiums Paid	Unrealized
		Maturity		Currency	Amount	Value	(Received)	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	(000’s)	(000’s)	(000’s)	(000’s)
6-Month AUD BBR-BBSW	5.50%	12/15/2017	BCLY	AUD	3,600	$365	$(13)	$378
6-Month AUD BBR-BBSW	5.50	12/15/2017	DUB	AUD	2,200	223	(7)	230
6-Month AUD BBR-BBSW	3.75	03/15/2018	DUB	AUD	10,000	93	16	77
6-Month AUD BBR-BBSW	3.75	03/15/2018	GSC	AUD	5,300	49	11	38
BRL-CDI	12.12	01/02/2014	HSBC	BRL	11,600	440	10	430
BRL-CDI	11.96	01/02/2014	GSC	BRL	24,800	876	(11)	887
BRL-CDI	11.94	01/02/2014	HSBC	BRL	6,200	196	7	189
BRL-CDI	12.51	01/02/2014	JPM	BRL	3,300	104	2	102
BRL-CDI	12.56	01/02/2014	HSBC	BRL	3,200	102	3	99
BRL-CDI	11.99	01/02/2014	GSC	BRL	4,000	143	1	142
BRL-CDI	10.53	01/02/2014	HSBC	BRL	5,200	87	1	86
BRL-CDI	10.58	01/02/2014	MSC	BRL	9,300	160	13	147
BRL-CDI §	10.14	01/02/2015	HSBC	BRL	32,100	560	57	503
BRL-CDI §	9.94	01/02/2015	GSC	BRL	21,600	334	♦	334
BRL-CDI §	10.61	01/02/2015	MSC	BRL	18,400	403	93	310
BRL-CDI §	9.93	01/02/2015	UBS	BRL	22,600	347	16	331
BRL-CDI §	9.93	01/02/2015	MSC	BRL	26,200	403	10	393
MXN-TIIE-Banxico	6.50	03/05/2013	MSC	MXN	64,800	49	(1)	50
MXN-TIIE-Banxico	7.50	06/02/2021	UBS	MXN	80,200	852	236	616

						$5,786	$444	$5,342

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
				(Depreciation)
Description	Type	Contracts	Expiration Date	(000's)
10-Year U.S. Treasury Note	Short	(95)	09/19/2012	$(112)
5-Year U.S. Treasury Note	Short	(34)	09/28/2012	(34)

				$(146)

FORWARD FOREIGN CURRENCY CONTRACTS: p

		Contracts		Amount in U.S.	Net Unrealized
		Bought		Dollars Bought	Appreciation
		(Sold)		(Sold)	(Depreciation)
Currency	Counterparty	(000’s)	Settlement Date	(000’s)	(000’s)
Australian Dollar	BOA	(29,738)	08/09/2012	$(29,723)	$(1,499)
Brazilian Real	UBS	3,856	08/02/2012	1,919	(38)
Brazilian Real	BCLY	3,856	08/02/2012	1,881	(♦ )
Brazilian Real	BCLY	(3,856)	08/02/2012	(1,972)	91
Brazilian Real	UBS	(3,856)	08/02/2012	(1,881)	♦
Brazilian Real	UBS	(3,856)	10/02/2012	(1,900)	39
Canadian Dollar	JPM	(233)	08/02/2012	(233)	♦
Canadian Dollar	CITI	(33,000)	08/02/2012	(32,444)	(460)
Canadian Dollar	JPM	233	09/20/2012	232	(♦ )
Canadian Dollar	BCLY	(416)	09/20/2012	(405)	(9)
Canadian Dollar	UBS	(34,087)	09/20/2012	(33,161)	(791)
Chinese Yuan Renminbi	UBS	(85,721)	10/15/2012	(13,489)	87
Chinese Yuan Renminbi	GSC	6,562	02/01/2013	1,046	(24)
Chinese Yuan Renminbi	JPM	5,633	02/01/2013	884	(7)
Chinese Yuan Renminbi	DUB	6,353	02/01/2013	1,004	(15)
Chinese Yuan Renminbi	DUB	8,367	02/01/2013	1,330	(27)
Chinese Yuan Renminbi	UBS	103,161	02/01/2013	16,366	(301)
Chinese Yuan Renminbi	DUB	2,000	08/05/2013	319	(10)
Chinese Yuan Renminbi	UBS	7,078	08/05/2013	1,121	(25)
Euro	JPM	(2,391)	08/03/2012	(2,943)	1
Euro	DUB	2,338	08/03/2012	2,866	11
Euro	MSC	(146)	10/15/2012	(180)	(♦ )
Euro	UBS	(17,456)	10/15/2012	(21,507)	9
Euro	JPM	2,391	10/15/2012	2,946	(1)
Euro	HSBC	(6,000)	09/13/2013	(7,532)	106
Euro	JPM	(13,700)	09/13/2013	(17,010)	55
Euro	JPM	(216)	10/11/2013	(262)	(5)
Euro	JPM	(864)	10/11/2013	(1,066)	(4)
Indian Rupee	HSBC	(2,732)	10/03/2012	(47)	(1)
Japanese Yen	JPM	27,182	09/10/2012	343	5
Japanese Yen	CITI	(195,332)	09/10/2012	(2,502)	1
Japanese Yen	UBS	77,063	09/10/2012	979	8
Malaysian Ringgit	HSBC	9	10/16/2012	3	♦
Mexican Peso	UBS	471	08/15/2012	34	1
Mexican Peso	JPM	67,973	08/15/2012	5,119	(15)
Mexican Peso	HSBC	(68,443)	08/15/2012	(5,105)	(34)
Mexican Peso	CITI	290	12/03/2012	21	♦
Mexican Peso	HSBC	68,443	12/03/2012	5,055	30
Norwegian Krone	BNP	5,259	08/28/2012	863	8
Norwegian Krone	HSBC	5,260	08/28/2012	863	8
Norwegian Krone	RBS	5,259	08/28/2012	864	8
Pound Sterling	BNP	(5,768)	09/12/2012	(8,918)	(125)
Republic of Korea Won	BCLY	(46,025)	09/28/2012	(40)	(1)
Singapore Dollar	UBS	9	08/03/2012	7	(♦ )
Singapore Dollar	RBS	(9)	08/03/2012	(7)	(♦ )
Singapore Dollar	RBS	9	10/22/2012	7	♦
Taiwan Dollar	BCLY	122,831	11/30/2012	4,168	(67)
Taiwan Dollar	UBS	(58,150)	11/30/2012	(1,952)	10
Taiwan Dollar	CITI	(37,727)	11/30/2012	(1,266)	6
Taiwan Dollar	UBS	(27,166)	11/30/2012	(911)	4

					$(2,971)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of 07/31/2012:

	Total Market Value of	Collateral
	OTC Derivatives	(Received) Pledged	Net Exposures (1)
Counterparty	(000’s)	(000’s)	(000’s)
BCLY	$404	$(167)	$237
BNP	(117)	—	(117)
BOA	(1,499)	1,341	(158)
CITI	(453)	1,552	1,099
DUB	(490)	451	(39)
GSC	1,378	(1,190)	188
HSBC	1,494	(1,630)	(136)
JPM	133	—	133
MSC	834	(689)	145
RBS	8	—	8
UBS	202	(250)	(48)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $6,728.
Ð	Security is subject to dollar roll transactions.
*	Floating or variable rate note. Rate is listed as of 07/31/2012.
Ә	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $4,211, or 0.51% of the fund’s net assets.
	Rate shown reflects the yield at 07/31/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. Total aggregate market value of illiquid securities is $21,451, or 2.62% of the fund's net assets, and total aggregate market value of illiquid derivatives is $2,047, or 0.25% of the fund's net assets.
¥	Percentage rounds to less than 0.1%.
P	Aggregate cost for federal income tax purposes is $961,661. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,574 and $10,328, respectively. Net unrealized appreciation for tax purposes is $29,246.
♦	Amount is less than 1.
(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
g	A portion of this security in the amount of $153 has been segregated as collateral with the custodian to cover margin requirements for open futures contracts.
A portion of these securities in the amount of $1,792, has been segregated with the broker to cover open swaps, swaptions, and/or forwards contracts.
a	A portion of these securities in the amount of $2,435, has been segregated as collateral with the broker for open swap contracts and/or for swaptions.
☐	Cash, in the amount of $1,030, has been segregated as collateral with the broker for open short TBA transactions.
ß	Cash, in the amount of $21, has been segregated by the custodian for the benefit of the broker for open swap contracts.
p	Cash, in the amount of $4,830, has been pledged by the broker as collateral for open swaps, swaptions, and/or forward foreign currency contracts.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 07/31/2012, these securities aggregated $86,684, or 10.59% of the fund's net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citibank, Inc.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Mexican Interbank Interest Rate)
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	United Stated Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Asset-Backed Securities	$—	$26,020	$—	$26,020
Certificate of Deposit	—	7,956	—	7,956
Convertible Preferred Stock	1,851	—	—	1,851
Corporate Debt Securities	—	137,995	♦	137,995
Foreign Government Obligations	—	81,996	—	81,996
Mortgage-Backed Securities	—	49,185	—	49,185
Municipal Government Obligations	—	46,876	—	46,876
Preferred Stock	—	—	886	886
Repurchase Agreements	—	143,701	—	143,701
Securities Lending Collateral	6,865	—	—	6,865
Short-Term U.S. Government Obligations	—	15,303	—	15,303
U.S. Government Agency Obligations	—	284,508	—	284,508
U.S. Government Obligations	—	187,765	—	187,765
Total	$8,716	$981,305	$886	$990,907

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
U.S. Government Agency Obligations	$—	$(89,278)	$—	$(89,278)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Written Swaptions	$—	$(765)	$—	$(765)

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Total Return

(formerly, Transamerica PIMCO Total Return)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Other Financial Instruments ₣	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 07/31/2012
Futures Contracts - Depreciation	$(146)	$—	$—	$(146)
Credit Default Swaps - Appreciation	—	70	—	70
Credit Default Swaps - Depreciation	(2,045)	(181)	—	(2,226)
Forward Foreign Currency Contracts - Appreciation	—	488	—	488
Forward Foreign Currency Contracts - Depreciation	—	(3,459)	—	(3,459)
Interest Rate Swap Agreements - Appreciation	229	5,342	—	5,571
Interest Rate Swap Agreements - Depreciation	(66)	—	—	(66)
Total	$(2,028)	$2,260	$—	$232

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 10/31/2011	Purchases		(Sales)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)		Net Change in Unrealized (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 07/31/2012 ₪		Net Change in Unrealized (Depreciation) on Investments Held at 07/31/2012 ƒ
Corporate Debt Securities	$—	$	♦	$—	$—		$—	$(♦ )	$—	$—	$	♦	$(♦ )
Preferred Stock	895		—	—	—		—	(9)	—	—		886	(9)
Total	$895	$	♦	$—	$—	$	— $	(9)	$—	$—		$886	$(9)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
₣	Other financial instruments are derivative instruments that are valued at unrealized (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized (Depreciation) and Net Change in Unrealized (Depreciation) on Investments Held at 07/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
₪	Total aggregate market value of Level 3 securities is 0.11% of the fund's net assets. Quantitative information about significant unobservable inputs used in the fair value measurement has been excluded as it is less than 1% of the net assets in the aggregate.
♦	Amount is less than 1.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Value

(formerly, Transamerica Third Avenue Value)

SCHEDULE OF INVESTMENTS

At July 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 92.4%
Canada - 3.3%
Canfor Corp. ‡	89,223	$1,054
Cenovus Energy, Inc.	172,000	5,248
Viterra, Inc.	151,850	2,432
France - 1.6%
Sanofi	51,950	4,249
Germany - 3.3%
Lanxess AG	123,000	8,551
Hong Kong - 16.0%
Cheung Kong Holdings, Ltd.	1,019,153	13,404
Henderson Land Development Co., Ltd.	1,999,727	11,656
Hutchison Whampoa, Ltd.	1,445,888	13,024
Wheelock & Co., Ltd.	862,000	3,374
Japan - 6.1%
Mitsui Fudosan Co., Ltd.	274,462	5,361
Toyota Industries Corp.	385,107	10,357
Korea, Republic of - 4.7%
POSCO ADR	154,261	12,268
Sweden - 5.2%
Investor AB - Class A	656,396	13,222
Switzerland - 3.1%
Pargesa Holding SA (Bearer Shares)	133,000	8,031
United Kingdom - 3.2%
Resolution, Ltd.	1,039,371	3,357
Segro PLC REIT	1,313,400	4,874
United States - 45.9%
Alamo Group, Inc. ^	23,983	687
Alleghany Corp. ‡	7,500	2,594
Applied Materials, Inc.	629,461	6,855
AVX Corp.	756,041	7,364
Bank of New York Mellon Corp.	560,052	11,918
Bristow Group, Inc. ^	173,630	7,947
Brookfield Asset Management, Inc. - Class A ^	395,036	13,356
Capital Southwest Corp.	19,256	2,010
Comerica, Inc.	105,000	3,172
Devon Energy Corp.	88,000	5,203
Electronics for Imaging, Inc. ‡ ^	212,436	3,106
EnCana Corp. ^	427,000	9,500
Forest City Enterprises, Inc. - Class A ‡ ^	609,836	8,605
Haemonetics Corp. ‡ ^	26,000	1,870
Intel Corp.	255,961	6,578
Investment Technology Group, Inc. ‡ ^	424,815	3,517
KeyCorp	610,000	4,868
Leucadia National Corp.	135,000	2,927
Lexmark International, Inc. - Class A ^	21,205	371
Lowe’s Cos., Inc.	74,000	1,877
Sycamore Networks, Inc. ‡ ^	22,153	316
Symantec Corp. ‡	140,000	2,205
Tejon Ranch Co. ‡ ^	86,299	2,243
Tellabs, Inc. ^	941,479	3,097
Westwood Holdings Group, Inc. ^	99,253	3,697
White Mountains Insurance Group, Ltd.	7,100	3,625

Total Common Stocks (cost $ 301,460)		239,970

SECURITIES LENDING COLLATERAL - 6.6%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% 	17,187,045	17,187
Total Securities Lending Collateral (cost $17,187)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 6.4%
State Street Bank & Trust Co. 0.03% , dated 07/31/2012, to be repurchased at $16,638 on 08/01/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2024 - 04/01/2025, and with a total value of $16,971.	$16,638	$16,638
Total Repurchase Agreement (cost $16,638)

Total Investment Securities (cost $335,285) P		273,795
Other Assets and Liabilities - Net		(14,022)

Net Assets		$259,773

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Transamerica Value

(formerly, Transamerica Third Avenue Value)

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2012

(unaudited)

	Percentage of
	Total Investment	Value
INVESTMENTS BY INDUSTRY:	Securities	(000’s)
Real Estate Management & Development	21.2%	$57,999
Diversified Financial Services	8.8	24,180
Capital Markets	7.7	21,143
Oil, Gas & Consumable Fuels	7.3	19,951
Semiconductors & Semiconductor Equipment	4.9	13,433
Industrial Conglomerates	4.8	13,024
Metals & Mining	4.5	12,268
Auto Components	3.8	10,356
Insurance	3.5	9,576
Chemicals	3.1	8,551
Commercial Banks	2.9	8,040
Energy Equipment & Services	2.9	7,947
Electronic Equipment & Instruments	2.7	7,364
Real Estate Investment Trusts	1.8	4,874
Pharmaceuticals	1.5	4,249
Computers & Peripherals	1.3	3,477
Communications Equipment	1.2	3,413
Food Products	0.9	2,432
Software	0.8	2,205
Specialty Retail	0.7	1,877
Health Care Equipment & Supplies	0.7	1,870
Paper & Forest Products	0.4	1,054
Machinery	0.2	687

Investment Securities, at Value	87.6	239,970
Short-Term Investments	12.4	33,825

Total Investments	100.0%	$273,795

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $15,011.
	Rate shown reflects the yield at 07/31/2012.
P	Aggregate cost for federal income tax purposes is $335,285. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,019 and $78,509, respectively. Net unrealized depreciation for tax purposes is $61,490.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	07/31/2012
Common Stocks	$140,510	$99,460	$—	$239,970
Repurchase Agreement	—	16,638	—	16,638
Securities Lending Collateral	17,187	—	—	17,187
Total	$157,697	$116,098	$—	$273,795

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended 07/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Funds	July 31, 2012 Form N-Q

Notes to Schedules of Investments

At July 31, 2012

(unaudited)

Transamerica Funds (each, a “Fund”; and collectively, the “Funds”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at July 31, 2012 are shown in the Schedules of Investments.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds' custodian and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at July 31, 2012 are listed in the Schedules of Investments.

Option and swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

The Funds purchase put and call options on foreign or U.S. securities, indices, futures, swaptions, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The risk associated with purchasing put and call options is limited to the premium pad.

The Funds write put and call options/swaptions on futures, swaps, securities, or currencies they own or in which they may invest, and inflation-capped options. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

The Funds enter into straddle swaption contracts. A straddle swaption is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

Options are marked-to-market daily to reflect the current value of the option/swaption written. The underlying face amounts of open option and swaption contracts at July 31, 2012 are listed in the Schedules of Investments.

Futures contracts: The Funds are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount.

Transamerica Funds	July 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2012

(unaudited)

Futures contracts (continued): Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at July 31, 2012 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are negotiated in the over-the-counter (“OTC”) market, and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). Certain Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors, which may include a registered commodities exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or to certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund's investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open swap agreements at July 31, 2012 are listed in the Schedules of Investments.

Transamerica Funds	July 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2012

(unaudited)

Reverse repurchase agreements: The Funds, with the exception of Money Market, may enter into reverse repurchase agreements in which they sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the resale price. Securities sold under reverse repurchase agreements are shown in the Schedules of Investments. Transamerica Real Return TIPS entered into reverse repurchase agreements during the period ended July 31, 2012.

The open reverse repurchase agreements at July 31, 2012 are listed in the Schedules of Investments.

Dollar Rolls: Certain Funds enter into dollar roll transactions. Dollar roll transactions involve sales by a Fund of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Fund is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop fee”) as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions expose the Fund to risks such as the following: (i) buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Fund; (ii) the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Open Dollar roll transactions at July 31, 2012 are included in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

Open Short sale transactions at July 31, 2012 are included in the Schedules of Investments.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Structured notes: Certain Funds invests in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at July 31, 2012 are listed in the Schedules of Investments.

Transamerica Funds	July 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2012

(unaudited)

Restricted and illiquid securities: The Funds may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at July 31, 2012 are listed in the Schedules of Investments.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Security Valuations: All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows: Investment company securities: Investment company securities are valued at the net asset value of the underlying fund. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Transamerica Funds	July 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At July 31, 2012

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): The Funds may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds' Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair value methods that rely on significant unobservable inputs to determine a security's value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments, at July 31, 2012, is disclosed in the Valuation Summary of each Fund's Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund's Schedule of Investments.

Transamerica Funds	July 31, 2012 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Thomas A. Swank
Chief Executive Officer Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date:	September 25, 2012

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	September 25, 2012